Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 78.8%
Aerospace/Defense – 1.8%
Barnes Group, Inc.	25,499	$1,225,737
Kaman Corp.	32,391	1,631,211
Lockheed Martin Corp.	7,158	2,303,588
Moog, Inc., Class A	25,921	1,914,784
Northrop Grumman Corp.	16,881	4,838,263
Raytheon Technologies Corp.	202,519	13,514,093
		25,427,676
Agriculture – 1.0%
Archer-Daniels-Midland Co.	265,833	13,294,308
Philip Morris International, Inc.	15,076	1,200,804
		14,495,112
Airlines – 0.3%
Alaska Air Group, Inc.	64,211	3,135,423
Allegiant Travel Co.	7,271	1,319,614
		4,455,037
Apparel – 0.6%
Carter's, Inc.	14,924	1,313,909
Hanesbrands, Inc.	209,150	3,197,904
Oxford Industries, Inc.	26,972	1,759,653
VF Corp.	29,437	2,262,822
		8,534,288
Auto Manufacturers – 0.8%
General Motors Co.	210,680	10,677,262
Auto Parts & Equipment – 0.6%
Aptiv PLC	36,361	4,857,830
BorgWarner, Inc.	98,002	4,115,104
		8,972,934
Banks – 6.5%
Bank OZK	170,514	6,336,300
BankUnited, Inc.	81,900	2,837,835
BOK Financial Corp.	33,372	2,464,856
Citigroup, Inc.	192,383	11,156,290
Columbia Banking System, Inc.	49,393	1,902,618
Eagle Bancorp, Inc.	15,388	653,836
First Republic Bank	36,950	5,357,381
Goldman Sachs Group (The), Inc.	37,560	10,185,145
Great Western Bancorp, Inc.	85,046	2,041,104
Hilltop Holdings, Inc.	61,998	1,862,420
International Bancshares Corp.	26,245	992,324
JPMorgan Chase & Co.	91,169	11,730,715
	Number of Shares	Value
Banks (Continued)
Morgan Stanley	135,709	$9,099,289
PNC Financial Services Group (The), Inc.	20,681	2,968,137
Renasant Corp.	52,195	1,847,703
Sandy Spring Bancorp, Inc.	54,875	1,823,496
Simmons First National Corp., Class A	76,742	1,895,528
State Street Corp.	18,003	1,260,210
SVB Financial Group*	11,303	4,948,227
Truist Financial Corp.	53,087	2,547,114
Trustmark Corp.	35,473	974,443
U.S. Bancorp	81,749	3,502,945
Webster Financial Corp.	38,532	1,801,371
		90,189,287
Beverages – 1.9%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	43,267	2,712,408
Diageo PLC (United Kingdom)	94,556	3,796,158
Farmer Bros Co.*	261,115	1,368,243
Molson Coors Beverage Co., Class B	45,905	2,302,595
Monster Beverage Corp.*	52,172	4,530,095
PepsiCo, Inc.	12,794	1,747,277
Primo Water Corp.	628,903	9,716,551
		26,173,327
Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc.*	20,969	3,215,176
Amgen, Inc.	28,581	6,900,311
BioMarin Pharmaceutical, Inc.*	32,148	2,661,211
Ligand Pharmaceuticals, Inc.*	4,574	847,791
		13,624,489
Building Materials – 1.3%
Griffon Corp.	41,823	939,345
Johnson Controls International PLC	62,049	3,091,281
Masco Corp.	42,923	2,331,148
Masonite International Corp.*	18,275	1,818,363
Owens Corning	60,872	4,723,667
Trex Co., Inc.*	28,673	2,631,321
UFP Industries, Inc.	34,794	1,876,788
		17,411,913
Chemicals – 2.3%
Ashland Global Holdings, Inc.	47,659	3,812,243
Balchem Corp.	17,623	1,886,190

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
DuPont de Nemours, Inc.	100,235	$7,963,671
Ecolab, Inc.	19,891	4,067,908
Innospec, Inc.	10,603	930,837
PPG Industries, Inc.	32,926	4,435,462
Sherwin-Williams (The) Co.	4,359	3,015,556
Stepan Co.	16,011	1,804,120
Valvoline, Inc.	96,165	2,282,957
W.R. Grace & Co.	44,295	2,569,996
		32,768,940
Commercial Services – 1.8%
Avalara, Inc.*	5,620	843,000
Cimpress PLC (Ireland)*	9,574	874,968
Equifax, Inc.	12,955	2,294,460
Euronet Worldwide, Inc.*	18,127	2,265,150
HealthEquity, Inc.*	32,759	2,737,015
IHS Markit Ltd.	58,630	5,105,500
Monro, Inc.	60,442	3,534,044
Moody's Corp.	5,102	1,358,459
Paylocity Holding Corp.*	4,611	864,378
Repay Holdings Corp.*	83,235	1,843,655
Terminix Global Holdings, Inc.*	41,731	1,989,734
WEX, Inc.*	9,379	1,768,879
		25,479,242
Computers – 2.9%
Accenture PLC, Class A	26,189	6,335,643
Apple, Inc.	116,768	15,408,705
Check Point Software Technologies Ltd. (Israel)*	31,386	4,009,248
Cognizant Technology Solutions Corp., Class A	41,011	3,196,807
CyberArk Software Ltd.*	15,779	2,528,585
EPAM Systems, Inc.*	3,002	1,033,979
International Business Machines Corp.	69,586	8,288,388
		40,801,355
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	11,880	926,640
Distribution/Wholesale – 1.0%
Avient Corp.	49,064	1,885,530
Pool Corp.	6,824	2,416,924
SiteOne Landscape Supply, Inc.*	5,682	895,938
W.W. Grainger, Inc.	13,409	4,886,105
WESCO International, Inc.*	57,430	4,370,997
		14,455,494
	Number of Shares	Value
Diversified Financial Services – 2.8%
American Express Co.	26,971	$3,135,648
BlackRock, Inc.	5,326	3,734,911
Cohen & Steers, Inc.	23,578	1,544,359
Discover Financial Services	22,761	1,901,454
Franklin Resources, Inc.	36,275	953,670
Hamilton Lane, Inc., Class A	40,683	3,066,278
Moelis & Co., Class A	37,285	1,853,437
Mr. Cooper Group, Inc.*	77,592	2,112,830
Nasdaq, Inc.	28,892	3,908,221
Piper Sandler Cos.	17,922	1,636,816
PROG Holdings, Inc.	30,261	1,427,714
T. Rowe Price Group, Inc.	8,440	1,320,691
Visa, Inc., Class A	66,328	12,817,886
		39,413,915
Electric – 2.0%
American Electric Power Co., Inc.	25,432	2,057,703
Avista Corp.	48,005	1,799,228
CenterPoint Energy, Inc.	303,118	6,392,759
Dominion Energy, Inc.	43,833	3,194,987
Duke Energy Corp.	63,271	5,947,474
NorthWestern Corp.	33,222	1,809,602
Southern (The) Co.	78,309	4,613,966
Xcel Energy, Inc.	22,030	1,409,700
		27,225,419
Electrical Component & Equipment – 0.6%
Emerson Electric Co.	63,577	5,044,835
Encore Wire Corp.	15,548	897,897
Novanta, Inc.*	14,263	1,781,734
		7,724,466
Electronics – 0.9%
Avnet, Inc.	24,076	850,124
Honeywell International, Inc.	35,006	6,839,122
Sensata Technologies Holding PLC*	88,958	4,848,211
		12,537,457
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	35,701	1,978,906
Entertainment – 0.6%
Red Rock Resorts, Inc., Class A	214,448	5,035,239
Vail Resorts, Inc.	12,882	3,426,097
		8,461,336
Environmental Control – 0.2%
Stericycle, Inc.*	42,816	2,803,592

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Food – 1.3%
Danone S.A. (France)	13,635	$906,709
Flowers Foods, Inc.	85,848	1,971,070
Hostess Brands, Inc.*	133,378	2,047,352
J&J Snack Foods Corp.	11,884	1,814,211
JM Smucker (The) Co.	6,103	710,450
Nestle S.A. (Switzerland)(a)	39,824	4,464,135
Post Holdings, Inc.*	70,903	6,725,150
		18,639,077
Food Service – 0.2%
Healthcare Services Group, Inc.	63,384	2,054,909
Forest Products & Paper – 0.5%
International Paper Co.	139,205	7,003,404
Gas – 0.6%
South Jersey Industries, Inc.	199,717	4,613,463
UGI Corp.	121,243	4,363,535
		8,976,998
Hand/Machine Tools – 0.6%
Colfax Corp.*	125,037	4,641,373
Stanley Black & Decker, Inc.	17,657	3,063,313
		7,704,686
Healthcare - Products – 3.2%
Abbott Laboratories	37,335	4,614,233
Alcon, Inc. (Switzerland)*	57,364	4,113,572
Boston Scientific Corp.*	160,234	5,678,693
CONMED Corp.	16,332	1,827,551
Danaher Corp.	19,720	4,690,205
Medtronic PLC	65,594	7,302,580
Merit Medical Systems, Inc.*	35,507	1,922,704
Patterson Cos., Inc.	26,908	852,445
Thermo Fisher Scientific, Inc.	28,095	14,320,022
		45,322,005
Healthcare - Services – 1.6%
Ensign Group (The), Inc.	35,147	2,751,307
ICON PLC (Ireland)*	15,517	3,162,520
Medpace Holdings, Inc.*	19,071	2,532,438
Ortho Clinical Diagnostics Holdings PLC*	148,746	2,454,309
Pennant Group (The), Inc.*	22,143	1,190,629
UnitedHealth Group, Inc.	29,538	9,853,286
		21,944,489
	Number of Shares	Value
Holding Companies - Diversified – 0.0%(b)
Juniper Industrial Holdings, Inc., Class A*	15,613	$199,378
Home Builders – 0.6%
Century Communities, Inc.*	38,595	1,811,649
Installed Building Products, Inc.*	13,640	1,431,245
NVR, Inc.*	1,072	4,766,627
		8,009,521
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	47,838	1,865,682
Kimberly-Clark Corp.	16,092	2,125,753
Reckitt Benckiser Group PLC (United Kingdom)	13,410	1,136,879
		5,128,314
Insurance – 5.1%
American International Group, Inc.	342,799	12,834,395
Aon PLC, Class A	28,781	5,845,421
Argo Group International Holdings Ltd.	41,852	1,688,728
Berkshire Hathaway, Inc., Class B*	38,100	8,681,847
Brighthouse Financial, Inc.*	51,614	1,825,071
Chubb Ltd.	36,624	5,335,018
Enstar Group Ltd.*	6,841	1,369,637
Hartford Financial Services Group (The), Inc.	58,062	2,788,137
James River Group Holdings Ltd.	42,366	1,884,440
Loews Corp.	163,343	7,397,804
Marsh & McLennan Cos., Inc.	42,134	4,630,948
Mercury General Corp.	17,012	901,806
Progressive (The) Corp.	7,418	646,775
Reinsurance Group of America, Inc.	12,192	1,280,770
RenaissanceRe Holdings Ltd.	12,558	1,889,226
Travelers (The) Cos., Inc.	34,255	4,668,956
Voya Financial, Inc.	130,448	7,234,646
Willis Towers Watson PLC	4,285	869,598
		71,773,223
Internet – 5.6%
1-800-Flowers.com, Inc., Class A*	81,068	2,491,220
Alibaba Group Holding Ltd. ADR (China)*	18,034	4,577,570
Amazon.com, Inc.*	8,571	27,480,340

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Internet (Continued)
Booking Holdings, Inc.*	1,895	$3,684,505
eBay, Inc.	113,173	6,395,406
Facebook, Inc., Class A*	63,867	16,498,762
Open Lending Corp., Class A*	38,941	1,413,169
Palo Alto Networks, Inc.*	18,859	6,614,794
Proofpoint, Inc.*	14,731	1,901,478
Q2 Holdings, Inc.*	10,449	1,337,368
Uber Technologies, Inc.*	121,129	6,169,100
		78,563,712
Leisure Time – 0.5%
Callaway Golf Co.	38,304	1,068,298
Camping World Holdings, Inc., Class A	37,188	1,270,342
Planet Fitness, Inc., Class A*	8,589	618,408
Polaris, Inc.	12,777	1,490,693
YETI Holdings, Inc.*	28,562	1,879,951
		6,327,692
Lodging – 0.1%
Marriott International, Inc., Class A	7,421	863,136
Machinery - Diversified – 0.6%
Alamo Group, Inc.	6,250	872,437
Altra Industrial Motion Corp.	82,998	4,266,927
Columbus McKinnon Corp.	22,931	990,390
Kadant, Inc.	13,267	1,896,518
Otis Worldwide Corp.	12,220	790,023
		8,816,295
Media – 1.5%
Comcast Corp., Class A	262,070	12,990,810
Liberty Media Corp.-Liberty Formula One, Class C*	51,046	2,053,581
Walt Disney (The) Co.*	33,790	5,682,464
		20,726,855
Metal Fabricate/Hardware – 0.2%
Helios Technologies, Inc.	27,945	1,524,400
RBC Bearings, Inc.*	10,830	1,812,184
		3,336,584
Miscellaneous Manufacturing – 1.9%
Eaton Corp. PLC	49,578	5,835,331
Fabrinet (Thailand)*	29,914	2,361,411
Federal Signal Corp.	55,965	1,829,496
Illinois Tool Works, Inc.	22,646	4,398,080
Parker-Hannifin Corp.	17,917	4,741,017
	Number of Shares	Value
Miscellaneous Manufacturing (Continued)
Textron, Inc.	105,122	$4,757,822
Trane Technologies PLC	19,993	2,865,996
		26,789,153
Office Furnishings – 0.1%
Knoll, Inc.	122,919	1,838,868
Oil & Gas – 0.9%
Chevron Corp.	15,723	1,339,600
Cimarex Energy Co.	57,687	2,433,238
ConocoPhillips	41,837	1,674,735
EOG Resources, Inc.	21,971	1,119,642
Hess Corp.	73,373	3,960,675
PDC Energy, Inc.*	69,230	1,502,983
Pioneer Natural Resources Co.	9,276	1,121,468
		13,152,341
Packing & Containers – 0.1%
TriMas Corp.*	25,412	804,290
Pharmaceuticals – 4.2%
AbbVie, Inc.	67,067	6,873,026
Cigna Corp.	27,751	6,023,355
Johnson & Johnson	64,672	10,549,943
McKesson Corp.	14,048	2,450,955
Merck & Co., Inc.	143,492	11,058,928
Neogen Corp.*	21,884	1,769,759
Pfizer, Inc.	323,954	11,629,949
Roche Holding A.G. (Genusschein) (Switzerland)	3,579	1,235,156
Zoetis, Inc.	46,830	7,223,527
		58,814,598
Pipelines – 0.3%
Williams (The) Cos., Inc.	180,651	3,835,221
Private Equity – 0.3%
Brookfield Asset Management, Inc., Class A (Canada)	96,368	3,742,933
Real Estate – 0.1%
Jones Lang LaSalle, Inc.*	8,689	1,270,419
Real Estate Investment Trusts – 2.2%
American Campus Communities, Inc.	20,936	861,726
Columbia Property Trust, Inc.	123,157	1,674,935
CubeSmart	159,162	5,545,204
Douglas Emmett, Inc.	71,943	1,993,541
Easterly Government Properties, Inc.	84,391	1,852,383

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Equinix, Inc.	6,999	$5,178,980
Mid-America Apartment Communities, Inc.	13,559	1,799,957
Monmouth Real Estate Investment Corp.	93,716	1,624,098
National Storage Affiliates Trust	94,986	3,470,789
PotlatchDeltic Corp.	37,352	1,783,932
Public Storage	4,040	919,585
Summit Hotel Properties, Inc.	96,422	781,018
Terreno Realty Corp.	15,718	889,324
UDR, Inc.	22,252	855,589
Weyerhaeuser Co.	57,939	1,807,117
		31,038,178
Retail – 3.2%
Advance Auto Parts, Inc.	37,607	5,608,708
Bloomin' Brands, Inc.	74,838	1,576,837
Chuy's Holdings, Inc.*	12,653	443,867
Costco Wholesale Corp.	9,905	3,490,819
Five Below, Inc.*	10,157	1,784,890
Floor & Decor Holdings, Inc., Class A*	18,892	1,739,386
Home Depot (The), Inc.	24,392	6,605,841
Jack in the Box, Inc.	20,430	1,923,280
Lowe's Cos., Inc.	51,250	8,551,063
National Vision Holdings, Inc.*	19,209	890,721
Ollie's Bargain Outlet Holdings, Inc.*	16,485	1,561,624
Papa John's International, Inc.	18,318	1,873,565
Ulta Beauty, Inc.*	18,918	5,292,500
Walmart, Inc.	24,939	3,503,680
		44,846,781
Savings & Loans – 0.4%
Provident Financial Services, Inc.	54,227	1,004,284
Sterling Bancorp	249,665	4,608,816
		5,613,100
Semiconductors – 3.7%
Amkor Technology, Inc.	104,709	1,625,084
Analog Devices, Inc.	13,831	2,037,721
ASML Holding N.V. (Netherlands)(a)	6,610	3,530,798
Intel Corp.	113,875	6,321,201
Monolithic Power Systems, Inc.	5,064	1,799,188
NVIDIA Corp.	15,257	7,927,385
	Number of Shares	Value
Semiconductors (Continued)
NXP Semiconductors N.V. (Netherlands)	52,359	$8,402,049
QUALCOMM, Inc.	57,837	9,038,766
Texas Instruments, Inc.	66,217	10,971,495
		51,653,687
Software – 5.1%
Adobe, Inc.*	20,116	9,228,617
Akamai Technologies, Inc.*	41,358	4,591,979
Atlassian Corp. PLC, Class A*	10,820	2,500,827
Fidelity National Information Services, Inc.	59,871	7,391,674
Fiserv, Inc.*	34,978	3,591,891
Five9, Inc.*	12,761	2,121,516
Guidewire Software, Inc.*	10,792	1,238,274
HubSpot, Inc.*	2,375	883,975
Medallia, Inc.*	40,143	1,665,935
Microsoft Corp.	67,047	15,552,222
Nutanix, Inc., Class A*	70,079	2,138,811
salesforce.com, Inc.*	36,168	8,158,054
Splunk, Inc.*	33,807	5,579,169
VMware, Inc., Class A*	27,698	3,818,169
Workday, Inc., Class A*	11,930	2,714,433
		71,175,546
Telecommunications – 1.4%
AT&T, Inc.	141,694	4,056,699
Cisco Systems, Inc.	142,210	6,339,722
Juniper Networks, Inc.	60,144	1,468,716
Verizon Communications, Inc.	19,700	1,078,575
Viavi Solutions, Inc.*	123,963	1,915,228
Vodafone Group PLC ADR (United Kingdom)	307,877	5,280,091
		20,139,031
Transportation – 1.2%
Canadian National Railway Co. (Canada)	15,754	1,593,832
Hub Group, Inc., Class A*	24,114	1,269,120
Kirby Corp.*	77,999	3,959,229
Union Pacific Corp.	19,692	3,888,579
United Parcel Service, Inc., Class B	41,615	6,450,325
		17,161,085
Total Common Stocks (Cost $859,959,050)		1,101,803,596

Investment Companies – 19.4%
Energy Select Sector SPDR Fund	862,436	33,910,984

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

Global X MLP & Energy Infrastructure ETF	2,948,106	$83,077,627
Vanguard Consumer Staples ETF	304,322	50,757,866
Vanguard Financials ETF	595,184	42,698,500
Vanguard Health Care ETF	265,888	60,896,329
Total Investment Companies (Cost $249,497,316)		271,341,306

Short-Term Investments – 2.0%
Money Market Fund – 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(c)	28,004,506	28,004,506
Total Short-Term Investments (Cost $28,004,506)		28,004,506
Total Investments – 100.2% (Cost $1,137,460,872)		1,401,149,408
Liabilities less Other Assets – (0.2)%		(3,026,372)
NET ASSETS – 100.0%		$1,398,123,036
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Amount rounds to less than 0.05%.
(c)	7-day current yield as of January 31, 2021 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	1,090,264,559	$11,539,037	$—	1,101,803,596
Investment Companies	271,341,306	—	—	271,341,306
Short-Term Investments	28,004,506	—	—	28,004,506
Total Investments	$1,389,610,371	$11,539,037	$—	$1,401,149,408
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 67.7%
Advertising – 1.0%
Publicis Groupe S.A. (France)	97,336	$5,037,587
WPP PLC (United Kingdom)	390,400	4,079,532
		9,117,119
Aerospace/Defense – 0.2%
Rolls-Royce Holdings PLC (United Kingdom)*	1,862,736	2,324,691
Agriculture – 0.1%
KT&G Corp. (South Korea)	13,581	971,674
Airlines – 0.4%
Ryanair Holdings PLC (Ireland)*	14,200	244,253
Ryanair Holdings PLC ADR (Ireland)*	34,391	3,269,552
		3,513,805
Auto Manufacturers – 3.1%
Bayerische Motoren Werke A.G. (Germany)	121,820	10,314,368
Daimler A.G. (Germany)(a)	154,990	10,885,585
Maruti Suzuki India Ltd. (India)	2,403	236,857
Toyota Motor Corp. (Japan)	50,400	3,534,847
Volvo AB, Class B (Sweden)*	151,100	3,722,899
		28,694,556
Auto Parts & Equipment – 1.5%
Continental A.G. (Germany)	58,275	8,155,825
Hyundai Mobis Co. Ltd. (South Korea)*	6,087	1,724,990
Valeo S.A. (France)	73,694	2,743,414
Weichai Power Co. Ltd., Class H (China)	452,000	1,333,102
		13,957,331
Banks – 10.7%
Al Rajhi Bank (Saudi Arabia)	15,575	302,611
Axis Bank Ltd. (India)*	675,145	6,118,367
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	704,887	3,216,201
Banco do Brasil S.A. (Brazil)*	317,800	1,959,168
Banco Santander Chile ADR (Chile)	28,385	573,093
Bank Central Asia Tbk PT (Indonesia)	163,500	393,239
Bank Mandiri Persero Tbk PT (Indonesia)	6,759,500	3,162,438
BNP Paribas S.A. (France)*	212,005	10,166,847
	Number of Shares	Value
Banks (Continued)
China Construction Bank Corp., Class H (China)	3,622,000	$2,743,371
China Merchants Bank Co. Ltd., Class H (China)	362,113	2,773,016
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	265,495	1,047,169
Credicorp Ltd. (Peru)	3,996	600,719
Credit Suisse Group A.G. (Switzerland)(a)	906,500	11,891,080
DBS Group Holdings Ltd. (Singapore)	246,552	4,649,293
First Abu Dhabi Bank PJSC (United Arab Emirates)	177,234	722,992
FirstRand Ltd. (South Africa)	122,492	384,717
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)*	176,520	879,199
HDFC Bank Ltd. (India)*	51,872	989,904
HDFC Bank Ltd. ADR (India)*	40,737	2,937,138
ICICI Bank Ltd. ADR (India)*	205,660	3,105,466
Intesa Sanpaolo S.p.A. (Italy)*	5,260,700	11,468,894
Kasikornbank PCL (Thailand)(a)	256,600	1,083,440
Komercni banka A.S. (Czech Republic)*	7,128	216,349
Kotak Mahindra Bank Ltd. (India)*	11,910	278,995
Lloyds Banking Group PLC (United Kingdom)*	26,951,000	12,093,788
National Commercial Bank (Saudi Arabia)	11,778	135,380
Natwest Group PLC (United Kingdom)*	2,023,953	4,063,426
Nedbank Group Ltd. (South Africa)	111,982	903,586
OTP Bank Nyrt. (Hungary)*	70,890	3,232,285
Sberbank of Russia PJSC (Russia)	756,488	2,590,987
Sberbank of Russia PJSC ADR (Russia)	132,710	1,815,736
Shinhan Financial Group Co. Ltd. (South Korea)	51,273	1,406,137
Standard Bank Group Ltd. (South Africa)	100,762	835,338
Standard Chartered PLC (United Kingdom)*	245,555	1,485,779
		100,226,148

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages – 1.4%
Ambev S.A. ADR (Brazil)	852,499	$2,378,472
Anheuser-Busch InBev S.A./N.V. (Belgium)	56,263	3,531,782
China Resources Beer Holdings Co. Ltd. (China)	76,000	670,078
Diageo PLC (United Kingdom)	79,678	3,198,848
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	31,342	2,132,823
Kweichow Moutai Co. Ltd., Class A (China)	2,700	884,317
		12,796,320
Building Materials – 0.6%
Anhui Conch Cement Co. Ltd., Class H (China)	380,000	2,244,976
LafargeHolcim Ltd. (Switzerland)(a)*	56,405	3,050,142
		5,295,118
Chemicals – 1.1%
Air Liquide S.A. (France)	13,017	2,128,892
Linde PLC (United Kingdom)	8,442	2,061,357
Novozymes A/S, Class B (Denmark)	31,975	1,919,092
Symrise A.G. (Germany)	25,263	3,143,820
UPL Ltd. (India)	184,887	1,419,536
		10,672,697
Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	722,500	1,334,590
Coal India Ltd. (India)	401,610	690,359
		2,024,949
Commercial Services – 2.3%
Adyen N.V. (Netherlands)(b)*	2,925	6,110,403
Amadeus IT Group S.A. (Spain)*	48,900	3,121,937
Ashtead Group PLC (United Kingdom)	48,050	2,411,480
Bidvest Group (The) Ltd. (South Africa)	92,139	949,775
Brambles Ltd. (Australia)	308,400	2,481,428
Bureau Veritas S.A. (France)*	31,459	825,477
CCR S.A. (Brazil)	498,194	1,102,666
G4S PLC (United Kingdom)*	499,900	1,774,302
New Oriental Education & Technology Group, Inc. ADR (China)*	1,200	201,000
	Number of Shares	Value
Commercial Services (Continued)
SGS S.A. (Switzerland)(a)	674	$2,044,240
StoneCo Ltd., Class A (Brazil)*	6,001	431,472
TAL Education Group ADR (China)*	8,184	629,186
		22,083,366
Computers – 0.8%
Check Point Software Technologies Ltd. (Israel)*	24,121	3,081,217
Infosys Ltd. (India)	69,608	1,179,486
Infosys Ltd. ADR (India)	81,665	1,378,505
Tata Consultancy Services Ltd. (India)	21,966	934,581
Wiwynn Corp. (Taiwan)	25,000	734,120
		7,307,909
Cosmetics/Personal Care – 1.9%
LG Household & Health Care Ltd. (South Korea)	1,397	1,944,712
L'Oreal S.A. (France)	18,282	6,431,614
Unicharm Corp. (Japan)	106,800	4,789,921
Unilever PLC (United Kingdom)	32,925	1,913,899
Unilever PLC (London Exchange) (United Kingdom)	48,436	2,821,648
		17,901,794
Distribution/Wholesale – 0.1%
Bunzl PLC (United Kingdom)	21,200	680,514
Diversified Financial Services – 1.4%
AMP Ltd. (Australia)	2,440,800	2,753,100
B3 S.A. - Brasil Bolsa Balcao (Brazil)	51,500	563,625
Capitec Bank Holdings Ltd. (South Africa)*	4,104	375,669
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,600	294,088
Housing Development Finance Corp. Ltd. (India)	42,553	1,383,692
KB Financial Group, Inc. (South Korea)	40,563	1,464,538
Network International Holdings PLC (United Arab Emirates)(b)*	56,596	263,673
Pagseguro Digital Ltd., Class A (Brazil)*	7,833	383,425
Sanlam Ltd. (South Africa)	193,711	738,107
Schroders PLC (United Kingdom)	93,100	4,341,580
XP, Inc., Class A (Brazil)*	8,117	354,226
		12,915,723

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electric – 0.1%
Engie Brasil Energia S.A. (Brazil)	84,600	$667,195
Power Grid Corp. of India Ltd. (India)	276,133	696,873
		1,364,068
Electrical Component & Equipment – 0.6%
Schneider Electric S.E. (France)	37,229	5,448,867
Electronics – 0.3%
AAC Technologies Holdings, Inc. (China)	120,653	654,243
Hon Hai Precision Industry Co. Ltd. (Taiwan)	452,000	1,797,653
		2,451,896
Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(a)	115,100	228,816
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)*	2,638	413,401
Shanghai International Airport Co. Ltd., Class A (China)	19,700	240,824
		883,041
Entertainment – 0.0%(c)
Songcheng Performance Development Co. Ltd., Class A (China)	121,300	308,037
Food – 1.0%
BIM Birlesik Magazalar A.S. (Turkey)	20,472	201,472
China Mengniu Dairy Co. Ltd. (China)*	265,000	1,575,943
Magnit PJSC GDR (Russia)(a)	37,674	560,144
Nestle S.A. ADR (Switzerland)	37,004	4,155,549
Shoprite Holdings Ltd. (South Africa)	138,904	1,283,792
Tingyi Cayman Islands Holding Corp. (China)	2,000	3,974
Universal Robina Corp. (Philippines)	112,000	314,277
X5 Retail Group N.V. GDR (Russia)(a)	26,177	922,935
		9,018,086
Food Service – 0.3%
Compass Group PLC (United Kingdom)*	147,600	2,636,547
	Number of Shares	Value
Forest Products & Paper – 0.4%
Mondi PLC (United Kingdom)	31,356	$738,431
UPM-Kymmene OYJ (Finland)	76,300	2,726,355
		3,464,786
Gas – 0.2%
ENN Energy Holdings Ltd. (China)	136,700	2,108,246
Healthcare - Products – 1.4%
Alcon, Inc. (Switzerland)*	44,330	3,178,904
EssilorLuxottica S.A. (France)	14,785	2,091,454
Hengan International Group Co. Ltd. (China)	210,000	1,501,925
Sonova Holding A.G. (Switzerland)(a)*	10,961	2,644,223
Sysmex Corp. (Japan)	32,400	3,779,861
		13,196,367
Healthcare - Services – 1.2%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	60,400	4,886,294
Life Healthcare Group Holdings Ltd. (South Africa)*	666,053	850,414
Lonza Group A.G. (Switzerland)(a)	9,116	5,822,386
Rede D'Or Sao Luiz S.A. (Brazil)(b)*	15,340	183,080
		11,742,174
Holding Companies - Diversified – 0.1%
Siam Cement (The) PCL (Thailand)(a)	99,800	1,254,660
Home Furnishings – 0.2%
Coway Co. Ltd. (South Korea)*	16,495	1,024,414
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	54,300	472,187
Midea Group Co. Ltd., Class A (China)	28,100	418,522
		1,915,123
Household Products/Wares – 0.2%
Henkel A.G. & Co. KGaA (Germany)	12,100	1,131,412
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	430,300	755,895
		1,887,307

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance – 3.8%
AIA Group Ltd. (Hong Kong)	737,800	$8,895,474
Allianz S.E. (Germany)(a)	61,445	13,887,140
BB Seguridade Participacoes S.A. (Brazil)	227,100	1,148,907
Ping An Insurance Group Co. of China Ltd., Class H (China)	571,000	6,725,116
Prudential PLC (United Kingdom)	298,200	4,771,030
		35,427,667
Internet – 4.4%
Alibaba Group Holding Ltd. (China)*	95,056	3,016,557
Alibaba Group Holding Ltd. ADR (China)	33,926	8,611,437
Meituan, Class B (China)*	6,800	313,544
MercadoLibre, Inc. (Argentina)*	505	898,652
Naspers Ltd., Class N (South Africa)	30,560	7,069,424
NAVER Corp. (South Korea)	13,552	4,135,138
Ozon Holdings PLC ADR (Russia)*	4,483	216,708
Prosus N.V. (China)*	2,576	300,956
Tencent Holdings Ltd. (China)	146,300	13,035,814
Tencent Music Entertainment Group ADR (China)*	13,246	352,344
Trip.com Group Ltd. ADR (China)*	39,037	1,242,548
Yandex N.V., Class A (Russia)*	32,956	2,064,364
		41,257,486
Investment Management Companies – 0.6%
EXOR N.V. (Netherlands)	70,400	5,218,168
Iron/Steel – 0.7%
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR (Russia)	11,194	311,353
Ternium S.A. ADR (Mexico)*	25,012	661,567
thyssenkrupp A.G. (Germany)*	462,800	5,365,907
		6,338,827
Leisure Time – 0.2%
Bajaj Auto Ltd. (India)	18,372	1,007,589
Hero MotoCorp Ltd. (India)	18,177	809,458
		1,817,047
	Number of Shares	Value
Lodging – 0.6%
Accor S.A. (France)*	178,035	$5,986,571
Machinery - Construction & Mining – 1.0%
Epiroc AB, Class A (Sweden)	157,451	3,016,588
Komatsu Ltd. (Japan)	229,600	6,290,926
		9,307,514
Machinery - Diversified – 3.0%
Atlas Copco AB, Class A (Sweden)	135,158	7,332,774
CNH Industrial N.V. (United Kingdom)*	772,073	9,838,078
FANUC Corp. (Japan)	9,200	2,401,837
Keyence Corp. (Japan)	9,600	5,154,059
Kubota Corp. (Japan)	176,900	3,886,698
		28,613,446
Media – 0.9%
Grupo Televisa S.A.B. ADR (Mexico)*	355,700	2,671,307
Liberty Global PLC, Class A (United Kingdom)*	187,500	4,526,250
Liberty Global PLC, Class C (United Kingdom)*	58,773	1,419,956
		8,617,513
Metal Fabricate/Hardware – 0.4%
Catcher Technology Co. Ltd. (Taiwan)	97,000	684,004
SKF AB, Class B (Sweden)	121,100	3,314,458
Tenaris S.A. ADR	13,050	201,753
		4,200,215
Mining – 2.9%
Alrosa PJSC (Russia)	1,030,591	1,364,548
Anglo American PLC (South Africa)	33,376	1,097,852
BHP Group Ltd. ADR (Australia)	74,871	4,999,885
Glencore PLC (Australia)*	4,031,289	13,456,959
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	382,188	1,649,455
Rio Tinto PLC (Australia)	62,198	4,718,785
Southern Copper Corp. (Peru)	5,100	338,691
		27,626,175
Miscellaneous Manufacturing – 1.0%
Alfa Laval AB (Sweden)*	102,703	2,691,513
Largan Precision Co. Ltd. (Taiwan)	8,000	837,365

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Miscellaneous Manufacturing (Continued)
Orica Ltd. (Australia)	363,472	$4,219,063
Smiths Group PLC (United Kingdom)	74,000	1,429,240
		9,177,181
Oil & Gas – 1.6%
Bharat Petroleum Corp. Ltd. (India)	124,591	653,901
Cenovus Energy, Inc. (Canada)	760,100	4,487,785
Galp Energia SGPS S.A. (Portugal)	80,024	803,212
LUKOIL PJSC ADR (Russia)	27,532	1,948,566
LUKOIL PJSC ADR (OTC Exchange) (Russia)	47,229	3,373,567
Oil & Natural Gas Corp. Ltd. (India)	696,438	839,450
Petrobras Distribuidora S.A. (Brazil)	174,700	745,558
Royal Dutch Shell PLC, Class B (Netherlands)	144,877	2,524,988
		15,377,027
Pharmaceuticals – 3.4%
Bayer A.G. (Germany)(a)	175,260	10,607,244
Chugai Pharmaceutical Co. Ltd. (Japan)	91,100	4,767,184
CSPC Pharmaceutical Group Ltd. (China)	258,160	262,445
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	20,600	330,373
Novartis A.G. (Switzerland)(a)	38,600	3,495,044
Roche Holding A.G. (Genusschein) (Switzerland)	26,035	8,984,993
Shionogi & Co. Ltd. (Japan)	31,500	1,710,136
Sino Biopharmaceutical Ltd. (Hong Kong)	404,500	375,522
Sinopharm Group Co. Ltd., Class H (China)	591,923	1,450,598
		31,983,539
Real Estate – 0.2%
China Overseas Land & Investment Ltd. (China)	86,500	196,491
China Resources Mixc Lifestyle Services Ltd. (China)(b)*	5,800	30,521
	Number of Shares	Value
Real Estate (Continued)
China Vanke Co. Ltd., Class H (China)	343,200	$1,227,920
Greentown Service Group Co. Ltd. (China)	120,000	134,956
		1,589,888
Retail – 2.3%
Alimentation Couche-Tard, Inc., Class B (Canada)	63,873	1,948,033
Astra International Tbk PT (Indonesia)	2,964,100	1,284,432
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	31,380	2,914,703
Clicks Group Ltd. (South Africa)	20,081	329,926
CP ALL PCL (Thailand)(a)	479,600	915,008
Hennes & Mauritz AB, Class B (Sweden)*	216,800	4,635,047
Lojas Renner S.A. (Brazil)	34,993	266,825
Nitori Holdings Co. Ltd. (Japan)	11,400	2,262,478
President Chain Store Corp. (Taiwan)	52,000	495,479
Raia Drogasil S.A. (Brazil)	144,640	658,248
Restaurant Brands International, Inc. (Canada)	25,200	1,454,040
SM Investments Corp. (Philippines)	33,805	691,318
Swatch Group (The) A.G. (Bearer) (Switzerland)	9,550	2,750,891
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	167,401	476,667
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	27,528	432,553
Yum China Holdings, Inc. (China)	6,500	368,615
		21,884,263
Semiconductors – 5.4%
ASM Pacific Technology Ltd. (Hong Kong)	87,000	1,263,360
Globalwafers Co. Ltd. (Taiwan)	62,000	1,361,990
Infineon Technologies A.G. (Germany)	234,001	9,374,924
MediaTek, Inc. (Taiwan)	12,000	374,804
Novatek Microelectronics Corp. (Taiwan)	116,000	1,626,619
Samsung Electronics Co. Ltd. (South Korea)	149,344	10,918,095

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	2,349	$4,314,524
SK Hynix, Inc. (South Korea)	44,076	4,812,242
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	372,945	7,881,594
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	72,899	8,858,687
Vanguard International Semiconductor Corp. (Taiwan)	80,000	317,599
		51,104,438
Software – 1.4%
Dassault Systemes S.E. (France)	16,909	3,375,434
HCL Technologies Ltd. (India)	48,518	606,123
Mail.Ru Group Ltd. GDR (Russia)(a)*	11,506	299,744
Open Text Corp. (Canada)	73,100	3,274,423
SAP S.E. ADR (Germany)	41,269	5,208,148
		12,763,872
Telecommunications – 0.7%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	150,643	1,989,994
Indus Towers Ltd. (India)	245,389	777,213
Mobile TeleSystems PJSC ADR (Russia)	191,031	1,719,279
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	70,554	1,588,170
Vodacom Group Ltd. (South Africa)	80,428	656,065
		6,730,721
Transportation – 0.3%
Canadian National Railway Co. (Canada)	20,321	2,055,876
InPost S.A. (Poland)*	12,946	311,070
		2,366,946
Total Common Stocks (Cost $484,104,713)		635,551,423

Preferred Stocks – 1.3%
Banks – 0.5%
Itau Unibanco Holding S.A., 0.63% (Brazil)(d)	317,556	1,646,574
Itau Unibanco Holding S.A. ADR, 0.63% (Brazil)(d)	587,641	3,067,486
		4,714,060
	Number of Shares	Value
Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.05% (Germany)(d)	21,467	$1,221,422
Household Products/Wares – 0.1%
Henkel A.G. & Co. KGaA, 2.12% (Germany)(d)	7,900	818,217
Semiconductors – 0.6%
Samsung Electronics Co. Ltd., 1.89% (South Korea)(d)	12,223	797,152
Samsung Electronics Co. Ltd. GDR, 1.90% (South Korea)(a)(d)	2,932	4,805,035
		5,602,187
Total Preferred Stocks (Cost $8,911,626)		12,355,886

Warrants – 0.0%(c)
Retail – 0.0%(c)
Cie Financiere Richemont S.A., Class A, (Switzerland)*	82,560	26,879
Total Warrants (Cost $0)		26,879

	Number of Shares	Value
Investment Companies – 29.6%
iShares Global Energy ETF	1,520,227	31,757,542
iShares MSCI Mexico ETF	468,471	18,827,849
iShares MSCI South Korea ETF	90,515	7,974,372
iShares MSCI United Kingdom ETF	2,426,983	70,916,443
JPMorgan BetaBuilders Japan ETF	4,331,232	120,191,688
Xtrackers MSCI Europe Hedged Equity ETF	945,969	28,114,199
Total Investment Companies (Cost $251,242,085)		277,782,093

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value

Short-Term Investments – 1.4%
Money Market Fund – 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	13,697,855	$13,697,855
Total Short-Term Investments (Cost $13,697,855)		13,697,855
Total Investments – 100.0% (Cost $757,956,279)		939,414,136
Liabilities less Other Assets – (0.0)%(c)(f)		(175,298)
NET ASSETS – 100.0%		$939,238,838
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Amount rounds to less than 0.05%.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	7-day current yield as of January 31, 2021 is disclosed.
(f)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
Concentration by Currency (%)
U.S. Dollar	41.0
Euro	18.6
British Pound	7.6
Hong Kong Dollar	5.8
All other currencies less than 5%	27.0
Total	100.0

Country Diversification (%)
United States	29.6
Germany	9.1
United Kingdom	7.3
China	6.2
Switzerland	5.4
All other countries less than 5%	42.4
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

06/16/21	U.S. Dollars	3,666,856	Swiss Francs	3,236,000	Northern Trust	$19,642
Net Unrealized Appreciation						$19,642
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$111,003,740	$524,547,683	$—	$635,551,423
Preferred Stocks	4,714,060	7,641,826	—	12,355,886
Warrants	26,879	—	—	26,879
Investment Companies	277,782,093	—	—	277,782,093
Short-Term Investments	13,697,855	—	—	13,697,855
Total Investments	$407,224,627	$532,189,509	$—	$939,414,136

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$19,642	$—	$19,642
Total Derivative Financial Instruments	$—	$19,642	$—	$19,642
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Number of Shares	Value
Common Stocks – 44.1%
Aerospace/Defense – 1.6%
Raytheon Technologies Corp.	61,410	$4,097,889
Agriculture – 1.0%
British American Tobacco PLC ADR (United Kingdom)	67,571	2,469,720
Auto Manufacturers – 1.9%
Toyota Motor Corp. ADR (Japan)	33,770	4,745,360
Auto Parts & Equipment – 1.4%
Cie Generale des Etablissements Michelin S.C.A. (France)	25,584	3,525,668
Banks – 3.6%
BNP Paribas S.A. (France)*	77,691	3,725,726
JPMorgan Chase & Co.	42,260	5,437,594
		9,163,320
Building Materials – 4.0%
Cie de Saint-Gobain (France)*	72,000	3,579,210
Johnson Controls International PLC	78,874	3,929,503
Xinyi Glass Holdings Ltd. (Hong Kong)	1,116,765	2,701,427
		10,210,140
Computers – 1.7%
Quanta Computer, Inc. (Taiwan)	1,522,000	4,378,680
Cosmetics/Personal Care – 1.0%
Unilever PLC ADR (United Kingdom)	45,331	2,644,611
Electric – 4.3%
Duke Energy Corp.	37,992	3,571,248
Enel S.p.A. (Italy)	364,290	3,613,026
Iberdrola S.A. (Spain)	275,390	3,728,559
		10,912,833
Forest Products & Paper – 2.5%
Smurfit Kappa Group PLC (Ireland)	80,480	3,875,407
UPM-Kymmene OYJ (Finland)	67,870	2,425,134
		6,300,541
Healthcare - Services – 1.0%
Sonic Healthcare Ltd. (Australia)	96,140	2,512,511
	Number of Shares	Value
Home Builders – 1.4%
Persimmon PLC (United Kingdom)	102,683	$3,574,234
Insurance – 2.7%
Ping An Insurance Group Co. of China Ltd., Class H (China)	212,500	2,502,780
Zurich Insurance Group A.G. (Switzerland)	10,715	4,284,358
		6,787,138
Iron/Steel – 1.4%
Vale S.A. (Brazil)	215,494	3,469,865
Mining – 0.8%
MMC Norilsk Nickel PJSC ADR (Russia)	61,679	1,992,849
Oil & Gas – 1.6%
TOTAL S.E. ADR (France)	99,192	4,173,999
Pharmaceuticals – 2.1%
Novartis A.G. ADR (Switzerland)	32,400	2,931,228
Sanofi ADR (France)	50,220	2,370,886
		5,302,114
Real Estate – 1.0%
Times China Holdings Ltd. (China)	2,031,000	2,586,785
Real Estate Investment Trusts – 3.2%
Ascendas Real Estate Investment Trust (Singapore)	1,236,891	2,853,917
Embassy Office Parks REIT (India)	424,200	2,037,516
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,361,920	3,318,371
		8,209,804
Semiconductors – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	173,055	3,657,240
Telecommunications – 3.7%
AT&T, Inc.	81,180	2,324,183
BCE, Inc. (Canada)	46,565	1,974,356
Cisco Systems, Inc.	64,870	2,891,905
Softbank Corp. (Japan)	166,195	2,183,214
		9,373,658

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Transportation – 0.8%
Globaltrans Investment PLC GDR (Russia)(a)	286,670	$1,932,156
Total Common Stocks (Cost $98,698,023)		112,021,115

Investment Companies – 52.0%
Global X MLP & Energy Infrastructure ETF	453,719	12,785,801
Global X U.S. Preferred ETF	286,561	7,298,709
iShares Broad USD High Yield Corporate Bond ETF	682,303	28,090,415
iShares MSCI Europe Financials ETF	422,259	7,102,396
iShares MSCI United Kingdom ETF	436,141	12,744,040
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	418,642	9,839,778
SPDR Bloomberg Barclays Convertible Securities ETF	89,810	7,597,028
Vanguard Intermediate-Term Corporate Bond ETF	107,138	10,316,318
	Number of Shares	Value

Vanguard Long-Term Corporate Bond ETF	167,361	$18,066,620
Vanguard Long-Term Treasury ETF	197,368	18,254,566
Total Investment Companies (Cost $123,704,763)		132,095,671

Short-Term Investments – 3.1%
Money Market Fund – 3.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(b)	7,724,933	7,724,933
Total Short-Term Investments (Cost $7,724,933)		7,724,933
Total Investments – 99.2% (Cost $230,127,719)		251,841,719
Other Assets less Liabilities – 0.8%		2,108,096
NET ASSETS – 100.0%		$253,949,815

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of January 31, 2021 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
Concentration by Currency (%)
U.S. Dollar	66.8
Euro	13.5
All other currencies less than 5%	19.7
Total	100.0

Country Diversification (%)
United States	56.9
France	6.8
All other countries less than 5%	36.3
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$52,343,567	$59,677,548	$—	$112,021,115
Investment Companies	132,095,671	—	—	132,095,671
Short-Term Investments	7,724,933	—	—	7,724,933
Total Investments	$192,164,171	$59,677,548	$—	$251,841,719
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 110.8%
Asset-Backed Securities – 8.6%
Automobile – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A, Class A, 3.35%, 9/22/25(b)	$740,000	$800,710
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	730,000	762,572
		1,563,282
Commercial Mortgage-Backed Securities – 2.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	740,000	730,837
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	112,822
BANK,
Series 2017-BNK7, Class A5, 3.43%, 9/15/60	100,000	113,010
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	564,021
Series 2019-BN19, Class C, 4.03%, 8/15/61(c)	280,000	301,652

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 0.53%, 4/25/36(b)(d)	388,570	364,161
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.43%, 1/12/45(c)	92,106	91,989
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	773,107
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	450,963
Series 2019-B9, Class XA, 1.04%, 3/15/52(c)	1,759,157	124,605
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	578,681

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.38%, 7/15/35(b)(d)	1,190,000	1,189,463
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BX Commercial Mortgage Trust, Series 2020-FOX, Class A, (1M USD LIBOR + 1.00%, 1.00% Floor), 1.13%, 11/15/32(b)(d)	$1,020,000	$1,022,878
BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(c)	370,000	396,931
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.20%, 12/15/37(b)(d)	590,000	592,255
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.87%, 12/15/37(b)(d)	100,000	100,183

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	111,722
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(c)	500,000	531,538
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(c)	500,000	522,351
Series 2019-SST2, Class A, (1M USD LIBOR + 0.92%, 0.92% Floor), 1.05%, 12/15/36(b)(d)	300,000	300,377
Series 2016-P3, Class D, 2.80%, 4/15/49(b)	62,515	42,636
Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	233,629
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	476,440

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	299,609
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	535,427
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	331,770
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 4/15/36(b)(d)(e)	500,000	499,219

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class E, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 7/15/32(b)(d)	$110,000	$110,000
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.23%, 12/15/36(b)(d)	960,000	934,579
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.33%, 6/15/38(b)(d)	100,000	100,097
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 6/15/38(b)(d)	620,000	619,600
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.85%, 6/15/38(b)(d)	530,000	528,664
GS Mortgage Securities Trust,
Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	62,205
Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	272,272
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 12/15/36(b)(d)	710,000	679,711
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	265,299

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.18%, 4/20/48(b)(c)	327,354	331,467
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.53%, 5/15/36(b)(d)	410,000	395,330
Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,559,405	177,131

PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.10%, 4/14/36(b)(d)(e)	155,808	155,711
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1M USD LIBOR + 0.95%, 1.94% Floor), 1.94%, 6/15/33(b)(d)	$1,273,774	$1,278,915
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	266,113
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	147,000	123,080
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	307,877
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	355,906
		18,356,233
Home Equity – 0.1%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.21%, 3/25/36(c)	61,195	49,365
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 0.91%, 11/25/34(d)	268,375	267,560
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.50%, 8/25/35(d)	366,604	352,125
		669,050
Other – 3.8%
AGL CLO 6 Ltd., Series 2020-6A, Class A1, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.18%, 7/20/31(b)(d)	290,000	291,158
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.72%, 10/20/31(b)(d)	180,000	180,481
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.38%, 6/25/57(b)(c)	61,696	61,899
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	307,534	312,620
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)	158,028	164,638
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	380,003	386,291

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Allegro CLO IV Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.15%), 1.39%, 1/15/30(b)(d)	$247,282	$247,282
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.61%, 1/19/33(b)(d)	250,000	250,713
ALM VII Ltd., Series 2012-7A, Class A1A2, (3M USD LIBOR + 1.17%, 1.17% Floor), 1.41%, 7/15/29(b)(d)	250,000	250,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.75%, 0.75% Floor), 0.88%, 9/25/35(d)	237,115	236,878
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.47%, 11/02/30(b)(d)	250,000	250,001
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.48%, 10/13/30(b)(d)	500,000	500,532
Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3M USD LIBOR + 1.47%, 1.47% Floor), 1.69%, 4/24/29(b)(d)	97,941	97,941
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.20%, 6/07/49(b)	379,050	380,998
Atrium IX, (3M USD LIBOR + 1.24%), 1.47%, 5/28/30(b)(d)	500,000	500,437
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.10%), 1.32%, 4/25/26(b)(d)	5,348	5,347
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.21%, 1/20/31(b)(d)	250,000	250,000
	Par(a)	Value
Other (Continued)

Ballyrock CLO Ltd., Series 2019-2A, Class A1B, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.97%, 11/20/30(b)(d)	$250,000	$249,108
Battalion CLO X Ltd.,
Series 2016-10A, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.47%, 1/24/29(b)(d)	310,000	310,000
Series 2016-10A, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.02%, 1/24/29(b)(d)	260,000	260,060

Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.58%, 9/25/37(b)(d)	432,153	405,764
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24(b)	354,146	358,958
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3M USD LIBOR + 1.75%), 1.99%, 7/15/29(b)(d)	500,000	500,314
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.47%, 1/20/29(b)(d)	500,000	500,248
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2, (3M USD LIBOR + 1.23%, 1.23% Floor), 1.45%, 1/20/29(b)(d)	453,351	453,559
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 1.40%, 10/22/30(b)(d)	245,096	245,135
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.22%, 4/20/31(b)(d)	250,000	250,000

California Street CLO XII Ltd., Series 2013-12A, Class AR, (3M USD LIBOR + 1.03%), 1.27%, 10/15/25(b)(d)	62,181	62,181

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.22%, 7/28/28(b)(d)	$243,292	$243,300
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.27%, 5/15/31(b)(d)	729,370	729,372
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.26%, 7/27/31(b)(d)	247,958	248,005

Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.09%, 10/15/31(b)(d)	125,000	124,514
CIFC Funding Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.88%, 8/24/32(b)(d)	250,000	251,127
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.63%, 7/25/37(d)	500,000	518,890
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class A1N, (3M USD LIBOR + 1.70%, 1.70% Floor), 1.93%, 7/20/31(b)(d)	260,000	259,437
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, (3M USD LIBOR + 1.40%), 1.62%, 7/20/28(b)(d)	350,000	344,888
Cutwater Ltd., Series 2014-1A, Class A1AR, (3M USD LIBOR + 1.25%), 1.49%, 7/15/26(b)(d)	81,238	81,238
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3M USD LIBOR + 0.90%), 1.14%, 10/15/27(b)(d)	380,727	380,727
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 1.95%, 10/25/33(d)	374,524	379,547
	Par(a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.12%, 0.12% Floor), 0.25%, 10/25/36(d)	$32,646	$25,906

Flatiron CLO 17 Ltd., Series 2017-1A, Class A, (3M USD LIBOR + 1.25%), 1.47%, 5/15/30(b)(d)	300,000	300,206
Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 3.25%, 11/01/35(b)	150,000	150,004
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.28%, 0.28% Floor), 0.41%, 8/25/36(d)	676,081	668,304
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.59%, 1/16/33(b)(d)	500,000	501,101
JFIN CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 0.95%), 1.17%, 4/21/25(b)(d)	5,956	5,955
KKR CLO 16 Ltd.,
Series 16, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.03%, 1/20/29(b)(d)	250,000	248,001
Series 16, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.47%, 1/20/29(b)(d)	250,000	250,000

KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 1.54%, 1/15/32(b)(d)	150,000	149,999
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.30%, 7/16/31(b)(d)	250,000	250,000
LCM XXIV Ltd., Series 24A, Class A, (3M USD LIBOR + 1.31%, 1.31% Floor), 1.53%, 3/20/30(b)(d)	750,000	750,445
Legacy Mortgage Asset Trust,
Series 2019-SL1, Class A, 4.00%, 12/28/54(b)	187,670	189,450

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Legacy Mortgage Asset Trust,
Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(f)	$839,452	$847,760

Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.15%, 0.15% Floor), 0.28%, 7/25/36(d)	839,812	431,091
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3M USD LIBOR + 1.01%), 1.21%, 1/20/29(b)(d)	620,000	620,066
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3M USD LIBOR + 1.16%), 1.38%, 7/23/29(b)(d)	500,000	500,107
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.17%, 4/19/30(b)(d)	500,000	499,856
Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, (3M USD LIBOR + 1.33%), 1.55%, 4/20/26(b)(d)	209,445	209,445
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.83%, 10/20/30(b)(d)	250,000	250,289
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.09%, 10/20/27(b)(d)	324,155	323,447
Ocean Trails CLO IX, Series 2020-9A, Class A1, (3M USD LIBOR + 1.87%, 1.87% Floor), 2.15%, 10/15/29(b)(d)	490,000	489,980
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.48%, 10/19/32(b)(d)	150,000	150,164
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.03%, 4/20/32(b)(d)	270,000	267,820
	Par(a)	Value
Other (Continued)

Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.32%, 7/16/31(b)(d)	$500,000	$500,599
Riserva CLO Ltd., Series 2016-3A, Class AR, (3M USD LIBOR + 1.14%), 1.36%, 10/18/28(b)(d)	250,000	250,000
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.33%, 1/15/30(b)(d)	250,000	250,000
SBA Small Business Investment Cos., Series 2019-10A, Class 1, 3.11%, 3/10/29	87,801	92,790
Signal Peak CLO 1 Ltd.,
Series 2014-1A, Class ARR, (3M USD LIBOR + 1.17%), 1.39%, 1/17/29(b)(d)	250,000	250,000
Series 2014-1A, Class BRR, (3M USD LIBOR + 1.75%), 1.97%, 1/17/29(b)(d)	250,000	249,550

Signal Peak CLO 4 Ltd., Series 2017-4A, Class A, (3M USD LIBOR + 1.21%), 1.43%, 10/26/29(b)(d)	250,000	250,000
Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.85%, 10/20/31(b)(d)	440,000	441,412
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.64%, 4/15/32(b)(d)	250,000	250,088
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.16%), 1.38%, 10/20/26(b)(d)	14,307	14,307
Towd Point Mortgage Trust,
Series 2017-4, Class B2, 3.52%, 6/25/57(b)(c)	330,000	349,159
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	512,474
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	46,319	49,968

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
United States Small Business Administration,
Series 2019-25G, Class 1, 2.69%, 7/01/44	$74,552	$79,807

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.25%, 4/20/31(b)(d)	410,000	410,000
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, (Step to 6.97% on 3/25/22), 3.97%, 2/25/49(b)(f)	53,809	53,971
Voya CLO Ltd., Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.24%, 7/15/31(b)(d)	570,000	569,999
Wellfleet CLO Ltd., Series 2020-2A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.09%, 7/15/31(b)(d)	260,000	261,147
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.21%), 1.43%, 7/20/28(b)(d)	500,000	499,999
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.99%, 10/24/31(b)(d)	280,000	281,062
York CLO-3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 1.98%, 10/20/29(b)(d)	500,000	500,487
Zais CLO 5 Ltd., Series 2016-2A, Class A1, (3M USD LIBOR + 1.53%), 1.77%, 10/15/28(b)(d)	486,871	486,532
		26,206,335
Student Loan – 0.3%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.28%, 7/26/66(b)(d)	260,000	266,182
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.18%, 12/27/66(b)(d)	116,202	118,232
Series 2014-5, Class A, (1M USD LIBOR + 0.62%), 0.75%, 3/25/83(d)	825,729	827,240
	Par(a)	Value
Student Loan (Continued)

SLM Student Loan Trust, Series 2006-10, Class A6, (3M USD LIBOR + 0.15%), 0.37%, 3/25/44(d)	$282,133	$275,248
Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	209,400	215,584
Series 2018-D, Class A2FX, 3.60%, 2/25/48(b)	185,337	193,722
		1,896,208
Whole Loan – 1.5%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 0.67%, 11/25/35(d)	266,726	266,943
CSMC, Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(f)	568,391	583,748
CSMC Trust,
Series 2019-RPL8, Class A1, 3.32%, 10/25/58(b)(c)	529,780	534,221
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	180,000	186,828

FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.13%, 8/25/24(d)	96,287	98,481
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 5.03%, 11/25/24(d)	155,019	159,656
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.13%, 9/25/28(d)	357,496	376,126
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.43%, 10/25/28(d)	319,153	336,146
Series 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.38%, 1/25/29(d)	176,799	184,010

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.98%, 12/25/50(b)(d)	$290,000	$290,452
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	355,930	407,867
Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 0.63%, 5/25/37(b)(d)	293,091	293,175
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	643,266	299,128
Series 2007-2, Class A2, 6.25%, 1/25/38	407,357	304,340
MCM Trust,
Series 2018-NPL2, Class A, (Step to 7.00% on 1/25/22), 4.00%, 10/25/28(b)(f)	2,337	2,330
Series 2018-NPL2, Class B, 7.12%, 10/25/28(b)	444,918	237,740

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.63%, 2/25/34(c)	353,511	360,839
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 2.68%, 12/26/46(b)(d)	189,460	191,145
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	368,410	392,990
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	297,664	325,004
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	294,778
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	1,031,303	1,122,778
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	374,407	381,786
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(c)	518,142	547,501
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(c)	$612,486	$652,733
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	355,718	363,292
Series 2020-2, Class A1, 1.66%, 5/25/60(b)	532,416	537,183

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.81%, 6/25/44(d)	487,531	484,087
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 7.58%, 2/25/38(b)(c)	192,681	65,666
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 1.38%, 10/25/46(d)	367,327	341,595
		10,622,568
Total Asset-Backed Securities (Cost $58,599,789)		59,313,676

Corporate Bonds – 25.8%
Advertising – 0.0%(g)
Lamar Media Corp.,
5.75%, 2/01/26	29,000	29,838
3.75%, 2/15/28	7,000	7,116
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	86,000	88,649
4.63%, 3/15/30(b)	8,000	7,980
		133,583
Aerospace/Defense – 1.2%
Boeing (The) Co.,
4.87%, 5/01/25	550,000	620,550
3.10%, 5/01/26	40,000	42,435
2.70%, 2/01/27	30,000	31,027
2.80%, 3/01/27	40,000	41,655
3.20%, 3/01/29	130,000	135,243
5.15%, 5/01/30	270,000	320,249
3.25%, 2/01/35	290,000	289,212
5.71%, 5/01/40	140,000	177,208
3.75%, 2/01/50	50,000	50,273
5.81%, 5/01/50	330,000	433,893

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Aerospace/Defense (Continued)
Boeing (The) Co.,
5.93%, 5/01/60		$166,000	$222,400
General Dynamics Corp.,
3.75%, 5/15/28		34,000	39,351
3.63%, 4/01/30		226,000	262,550
4.25%, 4/01/40		10,000	12,594
4.25%, 4/01/50		40,000	52,102
L3Harris Technologies, Inc.,
3.95%, 5/28/24		115,000	125,958
3.85%, 12/15/26		145,000	166,248
4.40%, 6/15/28		399,000	472,208
1.80%, 1/15/31		211,000	210,582
5.05%, 4/27/45		20,000	27,036
Lockheed Martin Corp.,
3.55%, 1/15/26		120,000	135,589
3.60%, 3/01/35		222,000	263,911
3.80%, 3/01/45		65,000	77,922
2.80%, 6/15/50		49,000	50,668
Northrop Grumman Corp.,
2.93%, 1/15/25		149,000	160,922
3.25%, 1/15/28		788,000	875,684
4.03%, 10/15/47		115,000	139,459
5.25%, 5/01/50		550,000	785,334
Raytheon Technologies Corp.,
3.65%, 8/16/23		8,000	8,600
3.15%, 12/15/24		105,000	114,520
7.20%, 8/15/27		26,000	34,713
7.00%, 11/01/28		90,000	120,925
7.50%, 9/15/29		15,000	21,577
2.15%, 5/18/30	EUR	130,000	182,150
2.25%, 7/01/30		291,000	302,494
4.50%, 6/01/42		30,000	37,995
4.20%, 12/15/44		35,000	41,302
4.15%, 5/15/45		191,000	230,353
3.75%, 11/01/46		38,000	43,550
4.35%, 4/15/47		80,000	99,638
4.62%, 11/16/48		75,000	97,080
3.13%, 7/01/50		190,000	199,441
TransDigm, Inc.,
8.00%, 12/15/25(b)		214,000	234,062
6.25%, 3/15/26(b)		530,000	558,959
			8,549,622
Agriculture – 0.5%
Altria Group, Inc.,
3.49%, 2/14/22		100,000	103,137
2.85%, 8/09/22		70,000	72,578
4.00%, 1/31/24		80,000	87,961
3.80%, 2/14/24		40,000	43,604
2.35%, 5/06/25		30,000	31,646
		Par(a)	Value
Agriculture (Continued)
Altria Group, Inc.,
4.40%, 2/14/26		$533,000	$613,744
2.20%, 6/15/27	EUR	100,000	132,550
4.80%, 2/14/29		290,000	344,222
3.12%, 6/15/31	EUR	205,000	297,275
5.80%, 2/14/39		323,000	418,875
5.95%, 2/14/49		305,000	413,828
6.20%, 2/14/59		60,000	81,598

Cargill, Inc., 1.37%, 7/23/23(b)		110,000	112,773
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		23,000	24,323
Philip Morris International, Inc.,
2.50%, 8/22/22		330,000	341,065
1.13%, 5/01/23		70,000	71,178
2.10%, 5/01/30		70,000	71,475
1.45%, 8/01/39	EUR	200,000	246,392
4.50%, 3/20/42		60,000	73,021
			3,581,245
Airlines – 0.2%
American Airlines Pass Through Trust,
Series 2015-2, Class B, 4.40%, 9/22/23		17,974	15,731
Series 2016-1, Class B, 5.25%, 1/15/24		100,101	85,801
Series 2017-1, Class B, 4.95%, 2/15/25		15,323	13,041
Series 2016-3, Class B, 3.75%, 10/15/25		1,470	1,271
Series 2015-2, Class AA, 3.60%, 9/22/27		14,163	14,358
Series 2016-1, Class AA, 3.58%, 1/15/28		78,562	78,751
Series 2019-1, Class B, 3.85%, 2/15/28		75,194	63,492
Series 2016-2, Class AA, 3.20%, 6/15/28		24,285	24,009
Series 2016-3, Class AA, 3.00%, 10/15/28		121,635	120,079
Series 2017-1, Class AA, 3.65%, 2/15/29		21,548	21,788
Series 2019-1, Class AA, 3.15%, 2/15/32		72,392	71,715

Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 4/25/24		164,000	169,697
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		220,000	235,007
4.75%, 10/20/28(b)		210,000	232,334

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Airlines (Continued)
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 9/03/22	$4,818	$4,866
Series 2016-2, Class B, 3.65%, 10/07/25	2,972	2,905
Series 2016-1, Class B, 3.65%, 1/07/26	8,917	8,714
Series 2020-1, Class B, 4.87%, 1/15/26	65,000	66,464
Series 2014-1, Class A, 4.00%, 4/11/26	97,529	99,612
Series 2020-1, Class A, 5.87%, 10/15/27	190,286	212,456
Series 2015-1, Class AA, 3.45%, 12/01/27	782	801
Series 2019-2, Class B, 3.50%, 5/01/28	58,315	55,111
Series 2016-1, Class AA, 3.10%, 7/07/28	2,446	2,492
Series 2016-2, Class AA, 2.88%, 10/07/28	18,511	18,512
Series 2018-1, Class AA, 3.50%, 3/01/30	16,348	16,825
Series 2019-2, Class AA, 2.70%, 5/01/32	59,114	58,031
		1,693,863
Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	60,000	63,324
4.87%, 5/15/26(b)	12,000	12,990
NIKE, Inc.,
2.40%, 3/27/25	60,000	64,341
2.75%, 3/27/27	367,000	403,506
2.85%, 3/27/30	100,000	110,963
3.25%, 3/27/40	50,000	56,514
3.38%, 3/27/50	20,000	23,012

Under Armour, Inc., 3.25%, 6/15/26	5,000	5,011
William Carter (The) Co., 5.62%, 3/15/27(b)	36,000	38,025
		777,686
Auto Manufacturers – 0.3%
General Motors Co.,
4.87%, 10/02/23	210,000	232,023
5.95%, 4/01/49	70,000	95,014
General Motors Financial Co., Inc.,
5.20%, 3/20/23	349,000	381,386
3.70%, 5/09/23	68,000	72,038
5.10%, 1/17/24	70,000	78,238
3.50%, 11/07/24	32,000	34,677
	Par(a)	Value
Auto Manufacturers (Continued)
General Motors Financial Co., Inc.,
4.00%, 1/15/25	$158,000	$173,761
2.90%, 2/26/25	61,000	65,088
2.75%, 6/20/25	169,000	179,549
Hyundai Capital America,
3.95%, 2/01/22(b)	247,000	254,920
2.38%, 2/10/23(b)	245,000	252,554

Toyota Motor Credit Corp., 2.15%, 2/13/30	118,000	124,323
		1,943,571
Auto Parts & Equipment – 0.0%(g)
American Axle & Manufacturing, Inc., 6.25%, 4/01/25	27,000	27,810
Banks – 5.6%
Bank of America Corp.,
(3M USD LIBOR + 0.63%), 3.50%, 5/17/22(h)	50,000	50,471
3.30%, 1/11/23	270,000	285,546
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(h)	93,000	97,423
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	93,000	98,909
4.20%, 8/26/24	60,000	67,003
(SOFR + 0.74%), 0.81%, 10/24/24(h)	68,000	68,403
4.00%, 1/22/25	234,000	260,731
3.95%, 4/21/25	160,000	178,768
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(h)	206,000	218,165
4.45%, 3/03/26	130,000	149,942
3.50%, 4/19/26	251,000	282,450
(SOFR + 1.15%), 1.32%, 6/19/26(h)	255,000	257,961
4.25%, 10/22/26	340,000	393,605
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(h)	346,000	387,808
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(h)	543,000	618,512
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(h)(i)	131,000	145,222
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(h)	391,000	445,033
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	239,000	269,709
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	911,000	1,020,363
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(h)	266,000	305,913
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	126,000	148,105

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(h)	$960,000	$1,109,156
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	212,000	233,247
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(h)	135,000	140,587
(SOFR + 2.15%), 2.59%, 4/29/31(h)	490,000	513,005
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	198,015
(SOFR + 1.93%), 2.68%, 6/19/41(h)	194,000	193,345
5.00%, 1/21/44	170,000	230,650
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(h)	30,000	37,473
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	450,000	544,735
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	62,353
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(h)(i)	136,000	143,820
(3M USD LIBOR + 1.07%), 3.44%, 2/07/28(h)	89,000	100,867
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(h)	120,000	123,051
3.88%, 3/26/25	71,000	78,689
4.40%, 6/10/25	243,000	275,481
5.50%, 9/13/25	120,000	142,678
(5Y US Treasury CMT + 3.60%), 4.00%, 12/10/25(h)(i)	345,000	349,744
(SOFR + 2.75%), 3.11%, 4/08/26(h)	80,000	86,791
3.20%, 10/21/26	26,000	28,654
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(h)	617,000	697,815
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(h)	210,000	235,503
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(h)	434,000	500,848
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(h)	746,000	861,270
(SOFR + 1.42%), 2.98%, 11/05/30(h)	516,000	557,171
(SOFR + 3.91%), 4.41%, 3/31/31(h)	290,000	344,507
(SOFR + 2.11%), 2.57%, 6/03/31(h)	499,000	518,986
8.12%, 7/15/39	580,000	1,011,148
4.65%, 7/23/48	30,000	39,430
	Par(a)	Value
Banks (Continued)

Citizens Financial Group, Inc., 3.25%, 4/30/30	$58,000	$64,479
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(h)	230,000	234,171
3.20%, 2/23/23	40,000	42,145
3.63%, 2/20/24	120,000	130,417
3.85%, 7/08/24	30,000	32,937
3.50%, 1/23/25	217,000	237,677
3.50%, 4/01/25	1,193,000	1,315,384
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(h)	69,000	75,092
3.50%, 11/16/26	142,000	157,925
3.85%, 1/26/27	213,000	240,780
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(h)	316,000	358,608
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(h)	1,530,000	1,793,690
5.15%, 5/22/45	110,000	146,906
4.75%, 10/21/45	460,000	612,386
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(h)	310,000	317,227
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(h)	1,156,000	1,268,077
3.90%, 7/15/25	112,000	126,071
(SOFR + 1.59%), 2.01%, 3/13/26(h)	423,000	440,958
(SOFR + 1.85%), 2.08%, 4/22/26(h)	251,000	262,410
2.95%, 10/01/26	95,000	104,688
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	764,000	868,471
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(h)	751,000	858,967
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(h)	428,000	484,936
(3M USD LIBOR + 0.95%), 3.51%, 1/23/29(h)	14,000	15,709
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(h)	94,000	108,573
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	1,011,000	1,211,838
(SOFR + 2.04%), 2.52%, 4/22/31(h)	348,000	364,557
4.95%, 6/01/45	220,000	299,675
(3M USD LIBOR + 1.58%), 4.26%, 2/22/48(h)	257,000	321,604
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	53,028

KeyCorp, 4.10%, 4/30/28	2,000	2,362

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Morgan Stanley,
(SOFR + 1.15%), 2.72%, 7/22/25(h)	$130,000	$138,685
3.88%, 1/27/26	376,000	427,424
(SOFR + 1.99%), 2.19%, 4/28/26(h)	628,000	658,828
3.63%, 1/20/27	543,000	616,026
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(h)	110,000	125,156
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(h)	483,000	576,978
(SOFR + 1.14%), 2.70%, 1/22/31(h)	811,000	860,963
(SOFR + 3.12%), 3.62%, 4/01/31(h)	457,000	519,717

National Securities Clearing Corp., 1.20%, 4/23/23(b)	250,000	254,771
Northern Trust Corp., 1.95%, 5/01/30	43,000	43,995
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.62%, 12/15/23(h)(i)	292,000	306,600
(3M USD LIBOR + 1.03%), 4.14%, 12/03/29(h)	22,000	26,241
(SOFR + 2.65%), 3.15%, 3/30/31(h)	3,000	3,378
U.S. Bancorp,
1.45%, 5/12/25	250,000	258,052
3.00%, 7/30/29	73,000	80,261
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	174,005
3.55%, 9/29/25	148,000	164,685
3.00%, 4/22/26	139,000	151,719
(SOFR + 2.00%), 2.19%, 4/30/26(h)	200,000	209,360
3.00%, 10/23/26	180,000	197,981
4.30%, 7/22/27	270,000	314,836
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(h)	516,000	580,111
(SOFR + 2.10%), 2.39%, 6/02/28(h)	248,000	261,517
4.15%, 1/24/29	877,000	1,024,233
(3M USD LIBOR + 1.17%), 2.88%, 10/30/30(h)	358,000	384,182
(3M USD LIBOR + 3.77%), 4.48%, 4/04/31(h)	300,000	359,614
(SOFR + 2.53%), 3.07%, 4/30/41(h)	270,000	281,489
4.40%, 6/14/46	40,000	47,666
4.75%, 12/07/46	370,000	467,790
(3M USD LIBOR + 4.24%), 5.01%, 4/04/51(h)	1,300,000	1,784,489
		38,961,561
	Par(a)	Value
Beverages – 0.2%
Coca-Cola (The) Co.,
2.95%, 3/25/25	$40,000	$43,777
3.38%, 3/25/27	280,000	318,317
1.45%, 6/01/27	90,000	92,076
2.50%, 6/01/40	97,000	97,925
2.75%, 6/01/60	115,000	114,723

Keurig Dr. Pepper, Inc., 3.20%, 5/01/30	105,000	116,360
PepsiCo, Inc.,
0.75%, 5/01/23	120,000	121,511
2.25%, 3/19/25	10,000	10,642
2.63%, 3/19/27	10,000	10,951
1.63%, 5/01/30	40,000	40,048
3.37%, 7/29/49	38,000	43,380
2.88%, 10/15/49	40,000	42,213
3.62%, 3/19/50	20,000	23,835
3.87%, 3/19/60	30,000	37,609
		1,113,367
Biotechnology – 0.1%
Amgen, Inc.,
2.45%, 2/21/30	71,000	74,812
2.30%, 2/25/31	52,000	54,065
4.40%, 5/01/45	201,000	251,737
3.38%, 2/21/50	25,000	26,827

Baxalta, Inc., 5.25%, 6/23/45	9,000	12,598
Biogen, Inc., 2.25%, 5/01/30	151,000	155,114
Gilead Sciences, Inc.,
4.80%, 4/01/44	119,000	152,357
4.75%, 3/01/46	207,000	265,838
		993,348
Building Materials – 0.2%
Carrier Global Corp.,
1.92%, 2/15/23	146,000	150,122
2.24%, 2/15/25	690,000	725,064
3.38%, 4/05/40	70,000	74,177
3.58%, 4/05/50	20,000	21,328

Masonite International Corp., 5.38%, 2/01/28(b)	36,000	38,542
Owens Corning, 3.95%, 8/15/29	16,000	18,448
Standard Industries, Inc.,
5.00%, 2/15/27(b)	36,000	37,485
4.75%, 1/15/28(b)	9,000	9,486

U.S. Concrete, Inc., 6.37%, 6/01/24	6,000	6,157
		1,080,809

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Chemicals – 0.1%
Dow Chemical (The) Co.,
4.55%, 11/30/25		$26,000	$30,217
1.13%, 3/15/32	EUR	170,000	210,870
DuPont de Nemours, Inc.,
4.49%, 11/15/25		143,000	166,007
5.32%, 11/15/38		34,000	45,118

Ecolab, Inc., 4.80%, 3/24/30		105,000	131,847
LYB International Finance III LLC, 4.20%, 5/01/50		107,000	121,099
RPM International, Inc., 4.25%, 1/15/48		3,000	3,193
Sherwin-Williams (The) Co.,
2.30%, 5/15/30		101,000	104,669
4.00%, 12/15/42		18,000	20,336
			833,356
Commercial Services – 0.2%
Cintas Corp. No. 2,
2.90%, 4/01/22		20,000	20,550
3.70%, 4/01/27		20,000	22,954

Equifax, Inc., 3.10%, 5/15/30		68,000	74,264
Global Payments, Inc.,
4.80%, 4/01/26		188,000	220,954
4.45%, 6/01/28		45,000	53,075
3.20%, 8/15/29		192,000	209,698

Herc Holdings, Inc., 5.50%, 7/15/27(b)		76,000	80,119
Moody's Corp.,
4.87%, 2/15/24		78,000	87,611
3.25%, 1/15/28		50,000	55,859
4.25%, 2/01/29		55,000	65,236

Nielsen (The) Co. Luxembourg S.a.r.l., 5.00%, 2/01/25(b)		20,000	20,550
PayPal Holdings, Inc.,
1.35%, 6/01/23		90,000	91,777
2.40%, 10/01/24		35,000	37,183
1.65%, 6/01/25		119,000	123,366
2.65%, 10/01/26		33,000	35,944
United Rentals North America, Inc.,
5.87%, 9/15/26		68,000	71,652
5.50%, 5/15/27		68,000	72,666
3.88%, 11/15/27		11,000	11,565
4.88%, 1/15/28		108,000	115,155
5.25%, 1/15/30		11,000	12,183
			1,482,361
	Par(a)	Value
Computers – 0.5%
Apple, Inc.,
1.13%, 5/11/25	$260,000	$265,839
2.45%, 8/04/26	100,000	108,243
2.90%, 9/12/27	250,000	278,174
3.85%, 5/04/43	231,000	279,480
2.55%, 8/20/60	90,000	85,846
Dell International LLC/EMC Corp.,
4.90%, 10/01/26(b)	156,000	182,038
8.10%, 7/15/36(b)	87,000	127,020
DXC Technology Co.,
4.00%, 4/15/23	203,000	216,374
4.13%, 4/15/25	7,000	7,739

Hewlett Packard Enterprise Co., 4.65%, 10/01/24	329,000	372,764
HP, Inc., 6.00%, 9/15/41	10,000	12,779
International Business Machines Corp.,
3.00%, 5/15/24	270,000	291,702
3.30%, 5/15/26	260,000	290,598
1.95%, 5/15/30	377,000	382,795
2.85%, 5/15/40	100,000	103,261

Leidos, Inc., 4.37%, 5/15/30(b)	207,000	244,848
Seagate HDD Cayman, 4.09%, 6/01/29(b)	70,000	72,858
		3,322,358
Cosmetics/Personal Care – 0.0%(g)
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	22,144
3.00%, 3/25/30	60,000	67,856
		90,000
Distribution/Wholesale – 0.0%(g)
American Builders & Contractors Supply Co., Inc.,
5.87%, 5/15/26(b)	25,000	25,906
4.00%, 1/15/28(b)	50,000	51,563

KAR Auction Services, Inc., 5.13%, 6/01/25(b)	61,000	62,601
Performance Food Group, Inc., 5.50%, 10/15/27(b)	68,000	71,806
		211,876
Diversified Financial Services – 0.6%
Air Lease Corp., 3.38%, 7/01/25	70,000	75,212
American Express Co.,
2.50%, 7/30/24	410,000	435,577

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)
American Express Co.,
4.20%, 11/06/25	$70,000	$80,757
Capital One Financial Corp.,
3.90%, 1/29/24	311,000	339,387
3.75%, 4/24/24	30,000	32,829

Charles Schwab (The) Corp., 3.20%, 3/02/27	44,000	49,438
Discover Financial Services, 4.50%, 1/30/26	7,000	8,085
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	233,818
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	51,000	58,602
2.10%, 6/15/30	69,000	70,260
1.85%, 9/15/32	139,000	136,334

International Lease Finance Corp., 5.87%, 8/15/22	230,000	247,483
Mastercard, Inc.,
2.95%, 6/01/29	47,000	52,117
3.35%, 3/26/30	181,000	207,482
3.85%, 3/26/50	300,000	372,999
Navient Corp.,
6.50%, 6/15/22	55,000	57,613
7.25%, 9/25/23	33,000	36,341
5.87%, 10/25/24	30,000	31,838
6.75%, 6/25/25	32,000	35,060
6.75%, 6/15/26	30,000	33,113

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	118,109
Quicken Loans LLC, 5.25%, 1/15/28(b)	67,000	71,522
USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	156,407
Vanguard Group (The), Inc., 3.05%, 8/22/50(j)	170,000	154,069
Visa, Inc.,
3.15%, 12/14/25	230,000	255,879
2.70%, 4/15/40	215,000	225,131
4.30%, 12/14/45	170,000	220,471
		3,795,933
Electric – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	247,797
3.45%, 1/15/50	28,000	30,249
AEP Transmission Co. LLC,
3.75%, 12/01/47	54,000	63,513
3.80%, 6/15/49	65,000	77,308
	Par(a)	Value
Electric (Continued)
AEP Transmission Co. LLC,
3.15%, 9/15/49	$40,000	$42,858
3.65%, 4/01/50	66,000	76,565
Alabama Power Co.,
3.55%, 12/01/23	10,000	10,859
3.75%, 3/01/45	106,000	124,125
3.70%, 12/01/47	53,000	61,394
3.45%, 10/01/49	30,000	33,788
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	53,064
3.25%, 3/15/50	60,000	66,202
Baltimore Gas and Electric Co.,
3.50%, 8/15/46	49,000	54,941
3.75%, 8/15/47	62,000	73,213
3.20%, 9/15/49	40,000	43,090
2.90%, 6/15/50	62,000	63,467
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	23,000	26,557
4.25%, 2/01/49	2,000	2,577
Commonwealth Edison Co.,
2.95%, 8/15/27	11,000	12,211
4.60%, 8/15/43	5,000	6,416
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	56,169
3.95%, 4/01/50	20,000	23,656
Consumers Energy Co.,
3.75%, 2/15/50	53,000	64,077
3.10%, 8/15/50	107,000	117,224
3.50%, 8/01/51	75,000	87,963

Dayton Power & Light (The) Co., 3.95%, 6/15/49	81,000	92,796
DTE Electric Co.,
4.05%, 5/15/48	10,000	12,491
3.95%, 3/01/49	133,000	165,693
Duke Energy Carolinas LLC,
3.95%, 11/15/28	28,000	33,088
2.45%, 8/15/29	142,000	151,416
2.45%, 2/01/30	160,000	170,215
3.95%, 3/15/48	87,000	104,901
3.20%, 8/15/49	48,000	52,043
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	46,334
2.50%, 12/01/29	325,000	349,378
1.75%, 6/15/30	122,000	123,111
3.85%, 11/15/42	53,000	61,262
Duke Energy Ohio, Inc.,
3.65%, 2/01/29	224,000	255,842
2.13%, 6/01/30	14,000	14,424

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
Duke Energy Progress LLC,
3.70%, 9/01/28	$159,000	$183,808
3.45%, 3/15/29	138,000	157,316
4.10%, 5/15/42	113,000	136,606
4.20%, 8/15/45	22,000	26,993

Edison International, 3.13%, 11/15/22	15,000	15,580
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	21,106
4.20%, 9/01/48	96,000	119,531
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	115,671
2.05%, 3/01/25	22,000	21,945
1.60%, 1/15/26	40,000	38,914
4.40%, 7/15/27	499,000	545,157
2.65%, 3/01/30	142,000	140,580
2.25%, 9/01/30	56,000	53,308
7.37%, 11/15/31	410,000	575,201
5.35%, 7/15/47	90,000	108,900
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	313,044
4.55%, 4/01/49(b)	246,000	277,287
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	6,933
4.05%, 10/01/44	33,000	41,087
3.70%, 12/01/47	98,000	117,627
3.95%, 3/01/48	105,000	131,234
3.99%, 3/01/49	29,000	36,477
3.15%, 10/01/49	110,000	121,919
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	39,283
3.65%, 4/15/29	389,000	456,055
4.25%, 7/15/49	85,000	109,642
3.15%, 4/15/50	40,000	43,903
Northern States Power Co.,
3.40%, 8/15/42	78,000	88,213
3.60%, 9/15/47	36,000	42,655
2.90%, 3/01/50	50,000	52,889
NRG Energy, Inc.,
7.25%, 5/15/26	44,000	46,134
6.62%, 1/15/27	54,000	56,734
2.45%, 12/02/27(b)	226,000	235,745
5.75%, 1/15/28	36,000	39,140
5.25%, 6/15/29(b)	49,000	53,900

NSTAR Electric Co., 3.95%, 4/01/30	28,000	33,367
Ohio Power Co.,
6.60%, 2/15/33	60,000	83,073
4.15%, 4/01/48	14,000	17,370
	Par(a)	Value
Electric (Continued)
Ohio Power Co.,
4.00%, 6/01/49	$31,000	$37,582
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	87,500
5.75%, 3/15/29	44,000	57,345
4.10%, 11/15/48	51,000	64,427
3.80%, 6/01/49	69,000	84,091
5.35%, 10/01/52(b)	27,000	40,302
Pacific Gas and Electric Co.,
1.75%, 6/16/22	160,000	160,430
2.10%, 8/01/27	50,000	50,693
2.50%, 2/01/31	60,000	59,616
3.30%, 8/01/40	20,000	19,537
3.50%, 8/01/50	20,000	19,098

Progress Energy, Inc., 7.75%, 3/01/31	180,000	265,488
Public Service Electric and Gas Co.,
3.65%, 9/01/28	3,000	3,448
3.20%, 5/15/29	50,000	56,240
2.05%, 8/01/50	25,000	22,230
Southern California Edison Co.,
1.85%, 2/01/22	24,643	24,689
3.70%, 8/01/25	224,000	248,880
1.20%, 2/01/26	43,000	43,281
4.20%, 3/01/29	51,000	59,588
2.25%, 6/01/30	225,000	230,311
Tampa Electric Co.,
4.35%, 5/15/44	75,000	92,469
4.45%, 6/15/49	17,000	21,849

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	325,267
Virginia Electric and Power Co.,
3.45%, 9/01/22	62,000	64,469
6.00%, 1/15/36	25,000	35,672
6.35%, 11/30/37	50,000	74,403
4.00%, 1/15/43	30,000	36,312
4.45%, 2/15/44	65,000	82,660
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	68,000	70,827
5.62%, 2/15/27(b)	58,000	61,413
5.00%, 7/31/27(b)	56,000	59,153
4.30%, 7/15/29(b)	219,000	249,815
		10,665,689
Electronics – 0.1%
Agilent Technologies, Inc.,
3.05%, 9/22/26	152,000	165,071

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Electronics (Continued)
Agilent Technologies, Inc.,
2.75%, 9/15/29		$104,000	$112,395
2.10%, 6/04/30		105,000	107,847
Honeywell International, Inc.,
1.35%, 6/01/25		70,000	72,080
0.75%, 3/10/32	EUR	105,000	132,763
Roper Technologies, Inc.,
2.95%, 9/15/29		76,000	82,735
1.75%, 2/15/31		44,000	43,147
			716,038
Entertainment – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		104,000	103,795
Cedar Fair L.P., 5.25%, 7/15/29		45,000	45,450
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)		41,000	42,640
5.37%, 4/15/27		65,000	65,162
Churchill Downs, Inc.,
5.50%, 4/01/27(b)		76,000	79,362
4.75%, 1/15/28(b)		39,000	40,560

Scientific Games International, Inc., 5.00%, 10/15/25(b)		65,000	66,986
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)		68,000	67,490
5.50%, 4/15/27(b)		39,000	39,402

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)		57,000	58,853
			609,700
Environmental Control – 0.1%
Clean Harbors, Inc., 4.88%, 7/15/27(b)		35,000	36,850
Republic Services, Inc.,
2.50%, 8/15/24		70,000	74,470
2.90%, 7/01/26		41,000	44,715
3.95%, 5/15/28		178,000	206,593
2.30%, 3/01/30		82,000	85,143
Waste Management, Inc.,
3.50%, 5/15/24		70,000	76,288
1.15%, 3/15/28		145,000	143,484
4.15%, 7/15/49		60,000	74,423
	Par(a)	Value
Environmental Control (Continued)

Waste Pro USA, Inc., 5.50%, 2/15/26(b)	$30,000	$30,975
		772,941
Food – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.50%, 2/15/23(b)	51,000	52,300
5.75%, 3/15/25	16,000	16,540
7.50%, 3/15/26(b)	84,000	92,190
4.63%, 1/15/27(b)	12,000	12,576
5.87%, 2/15/28(b)	60,000	64,725
4.88%, 2/15/30(b)	14,000	14,963

Hershey (The) Co., 0.90%, 6/01/25	30,000	30,365
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.75%, 6/15/25(b)	35,000	35,919
6.75%, 2/15/28(b)	66,000	72,847
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	101,000	115,014
5.50%, 1/15/30(b)	17,000	19,295

Kraft Heinz Foods Co., 3.00%, 6/01/26	110,000	116,262
Lamb Weston Holdings, Inc.,
4.63%, 11/01/24(b)	57,000	59,383
4.87%, 11/01/26(b)	57,000	59,137
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	97,004
3.20%, 4/01/30(b)	180,000	203,046
Mondelez International, Inc.,
2.13%, 4/13/23	20,000	20,714
1.50%, 5/04/25	250,000	258,010
2.75%, 4/13/30	127,000	137,099

Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	112,000	119,190
Post Holdings, Inc.,
5.00%, 8/15/26(b)	91,000	93,869
5.75%, 3/01/27(b)	84,000	88,095
5.62%, 1/15/28(b)	61,000	64,736
5.50%, 12/15/29(b)	49,000	53,225

Simmons Foods, Inc., 5.75%, 11/01/24(b)	21,000	21,551
		1,918,055

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Food Service – 0.0%(g)
Aramark Services, Inc.,
4.75%, 6/01/26		$33,000	$33,743
5.00%, 2/01/28(b)		79,000	82,357
			116,100
Forest Products & Paper – 0.0%(g)
Georgia-Pacific LLC,
3.60%, 3/01/25(b)		14,000	15,479
2.10%, 4/30/27(b)		82,000	86,500
7.75%, 11/15/29		8,000	11,687
2.30%, 4/30/30(b)		69,000	72,654
8.88%, 5/15/31		13,000	20,917
International Paper Co.,
6.00%, 11/15/41		17,000	24,516
4.40%, 8/15/47		31,000	39,120
			270,873
Gas – 0.1%
Atmos Energy Corp.,
4.12%, 10/15/44		5,000	6,172
4.13%, 3/15/49		33,000	41,666

CenterPoint Energy Resources Corp., 1.75%, 10/01/30		272,000	268,933
Eastern Energy Gas Holdings LLC, 4.80%, 11/01/43		39,000	48,479
Piedmont Natural Gas Co., Inc., 3.35%, 6/01/50		20,000	21,608
			386,858
Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		390,000	451,504
4.90%, 11/30/46		10,000	14,124
Boston Scientific Corp.,
4.00%, 3/01/29		37,000	42,844
2.65%, 6/01/30		116,000	122,675
DH Europe Finance II S.a.r.l.,
1.35%, 9/18/39	EUR	135,000	173,856
1.80%, 9/18/49		100,000	135,251
Medtronic Global Holdings SCA,
1.50%, 7/02/39		100,000	133,202
1.75%, 7/02/49		100,000	136,775

Teleflex, Inc., 4.62%, 11/15/27		35,000	37,032
Thermo Fisher Scientific, Inc.,
2.60%, 10/01/29		80,000	86,165
1.88%, 10/01/49	EUR	100,000	136,747
			1,470,175
	Par(a)	Value
Healthcare - Services – 0.7%
Aetna, Inc.,
2.80%, 6/15/23	$90,000	$94,664
4.50%, 5/15/42	44,000	52,932
4.75%, 3/15/44	2,000	2,512
3.88%, 8/15/47	27,000	30,877
Anthem, Inc.,
2.95%, 12/01/22	30,000	31,293
3.65%, 12/01/27	100,000	115,357
4.10%, 3/01/28	127,000	148,319
Centene Corp.,
5.37%, 6/01/26(b)	78,000	81,900
5.37%, 8/15/26(b)	50,000	52,437
4.25%, 12/15/27	165,000	174,551
4.63%, 12/15/29	49,000	54,327

Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	5,000	5,263
Charles River Laboratories, Inc., 5.50%, 4/01/26(b)	18,000	18,788
Encompass Health Corp.,
4.50%, 2/01/28	30,000	31,237
4.75%, 2/01/30	30,000	32,268
HCA, Inc.,
4.75%, 5/01/23	35,000	38,107
5.00%, 3/15/24	306,000	344,654
5.37%, 2/01/25	37,000	41,541
5.25%, 4/15/25	484,000	564,245
5.87%, 2/15/26	22,000	25,163
5.37%, 9/01/26	14,000	15,887
5.62%, 9/01/28	22,000	25,766
5.87%, 2/01/29	9,000	10,720
Humana, Inc.,
4.50%, 4/01/25	43,000	49,238
3.95%, 3/15/27	140,000	161,612
3.13%, 8/15/29	120,000	131,389
4.88%, 4/01/30	67,000	83,124

Molina Healthcare, Inc., 5.37%, 11/15/22	46,000	48,702
Select Medical Corp., 6.25%, 8/15/26(b)	23,000	24,607
Tenet Healthcare Corp.,
4.63%, 7/15/24	62,000	63,159
4.63%, 9/01/24(b)	39,000	40,024
5.12%, 5/01/25	117,000	118,537
4.88%, 1/01/26(b)	137,000	142,909
6.25%, 2/01/27(b)	198,000	208,574
5.12%, 11/01/27(b)	21,000	22,155
UnitedHealth Group, Inc.,
2.38%, 10/15/22	20,000	20,712
3.50%, 6/15/23	30,000	32,206
3.75%, 7/15/25	50,000	56,621

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Healthcare - Services (Continued)
UnitedHealth Group, Inc.,
1.25%, 1/15/26	$40,000	$40,892
2.95%, 10/15/27	25,000	27,762
3.85%, 6/15/28	254,000	296,985
3.88%, 12/15/28	110,000	129,836
2.00%, 5/15/30	40,000	41,269
3.50%, 8/15/39	245,000	278,099
2.75%, 5/15/40	90,000	93,081
4.75%, 7/15/45	56,000	75,516
4.25%, 6/15/48	109,000	138,463
4.45%, 12/15/48	20,000	26,095
3.70%, 8/15/49	130,000	153,501
2.90%, 5/15/50	100,000	103,741
3.88%, 8/15/59	70,000	85,423
3.13%, 5/15/60	20,000	21,423
		4,708,463
Home Builders – 0.0%(g)
Century Communities, Inc., 6.75%, 6/01/27	22,000	23,540
Lennar Corp.,
4.50%, 4/30/24	35,000	38,526
4.75%, 5/30/25	7,000	7,988
4.75%, 11/29/27	12,000	14,182
PulteGroup, Inc.,
5.50%, 3/01/26	6,000	7,156
5.00%, 1/15/27	5,000	5,942

Taylor Morrison Communities, Inc., 5.88%, 6/15/27(b)	7,000	7,908
		105,242
Home Furnishings – 0.0%(g)
Tempur Sealy International, Inc., 5.50%, 6/15/26	50,000	51,813
Household Products/Wares – 0.0%(g)
Clorox (The) Co., 3.10%, 10/01/27	15,000	16,886
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	33,818
Spectrum Brands, Inc., 5.75%, 7/15/25	36,000	37,109
		87,813
Housewares – 0.0%(g)
Newell Brands, Inc.,
4.35%, 4/01/23	93,000	97,997
4.70%, 4/01/26	28,000	31,010
		129,007
		Par(a)	Value
Insurance – 0.4%
American International Group, Inc.,
2.50%, 6/30/25		$60,000	$63,966
4.20%, 4/01/28		40,000	46,824
3.40%, 6/30/30		145,000	161,612
Aon Corp.,
4.50%, 12/15/28		202,000	242,628
3.75%, 5/02/29		133,000	153,186
2.80%, 5/15/30		105,000	112,912

Aon PLC, 4.60%, 6/14/44		15,000	19,209
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		150,000	190,380
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	50,466
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36		20,000	27,826
3.60%, 8/19/49		32,000	36,367
Marsh & McLennan Cos., Inc.,
4.37%, 3/15/29		131,000	157,090
1.98%, 3/21/30	EUR	120,000	166,401
2.25%, 11/15/30		84,000	87,062

MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	333,779
MetLife, Inc., 6.40%, 12/15/36		100,000	128,782
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)		250,000	253,303
New York Life Global Funding, 0.95%, 6/24/25(b)		80,000	80,630
Principal Life Global Funding II, 1.25%, 6/23/25(b)		40,000	40,744
Willis North America, Inc.,
3.60%, 5/15/24		42,000	45,828
5.05%, 9/15/48		19,000	26,107
			2,425,102
Internet – 0.4%
Alphabet, Inc.,
0.45%, 8/15/25		30,000	29,853
0.80%, 8/15/27		50,000	49,523
1.10%, 8/15/30		60,000	58,037
2.05%, 8/15/50		110,000	99,011
Amazon.com, Inc.,
0.80%, 6/03/25		130,000	131,219
1.20%, 6/03/27		160,000	161,828
3.15%, 8/22/27		140,000	158,261

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Internet (Continued)
Amazon.com, Inc.,
1.50%, 6/03/30	$150,000	$149,302
3.88%, 8/22/37	118,000	143,344
4.05%, 8/22/47	140,000	177,500
2.50%, 6/03/50	390,000	385,032
4.25%, 8/22/57	240,000	324,108

Booking Holdings, Inc., 4.10%, 4/13/25	166,000	187,280
E*TRADE Financial Corp., 3.80%, 8/24/27	79,000	90,102
Expedia Group, Inc.,
6.25%, 5/01/25(b)	112,000	129,433
3.80%, 2/15/28	55,000	58,578
3.25%, 2/15/30	55,000	56,178
Netflix, Inc.,
5.50%, 2/15/22	36,000	37,665
4.87%, 4/15/28	21,000	24,682
6.37%, 5/15/29	11,000	14,224
5.37%, 11/15/29(b)	12,000	14,970
4.88%, 6/15/30(b)	14,000	16,922
		2,497,052
Iron/Steel – 0.0%(g)
Nucor Corp., 3.95%, 5/01/28	24,000	28,000
Steel Dynamics, Inc., 2.80%, 12/15/24	50,000	53,676
		81,676
Lodging – 0.1%
Boyd Gaming Corp.,
6.37%, 4/01/26	27,000	27,938
6.00%, 8/15/26	39,000	40,316
Hilton Domestic Operating Co., Inc.,
5.12%, 5/01/26	53,000	54,945
4.88%, 1/15/30	14,000	15,091

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/01/27	39,000	40,783
Hyatt Hotels Corp., 5.37%, 4/23/25	35,000	39,390
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	105,049
2.90%, 6/25/25	10,000	10,374

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	51,000	53,048
MGM Resorts International,
5.75%, 6/15/25	10,000	10,978
4.63%, 9/01/26	6,000	6,255
5.50%, 4/15/27	10,000	10,830
	Par(a)	Value
Lodging (Continued)

Station Casinos LLC, 5.00%, 10/01/25(b)	$33,000	$33,248
Wyndham Hotels & Resorts, Inc., 5.37%, 4/15/26(b)	23,000	23,546
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	140,000	144,550
5.25%, 5/15/27(b)	69,000	70,052
		686,393
Machinery - Construction & Mining – 0.0%(g)
Terex Corp., 5.63%, 2/01/25(b)	49,000	50,164
Machinery - Diversified – 0.1%
Colfax Corp., 6.00%, 2/15/24(b)	27,000	27,877
Deere & Co.,
3.10%, 4/15/30	38,000	42,745
3.75%, 4/15/50	200,000	246,520
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	52,649
2.56%, 2/15/30	119,000	125,632
		495,423
Media – 1.4%
AMC Networks, Inc.,
5.00%, 4/01/24	44,000	44,699
4.75%, 8/01/25	51,000	52,530
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 2/15/26(b)	83,000	85,639
5.50%, 5/01/26(b)	49,000	50,746
5.87%, 5/01/27(b)	27,000	28,060
5.13%, 5/01/27(b)	165,000	173,220
5.00%, 2/01/28(b)	127,000	133,413
5.38%, 6/01/29(b)	78,000	84,630
4.75%, 3/01/30(b)	60,000	63,823
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	290,000	334,199
4.20%, 3/15/28	90,000	102,170
5.05%, 3/30/29	480,000	574,261
5.38%, 4/01/38	120,000	146,121
6.48%, 10/23/45	469,000	640,624
5.37%, 5/01/47	114,000	138,216
5.75%, 4/01/48	169,000	215,645
4.80%, 3/01/50	30,000	34,045

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Media (Continued)

Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)		$79,000	$80,679
Comcast Corp.,
3.10%, 4/01/25		10,000	10,955
3.95%, 10/15/25		160,000	182,309
3.15%, 3/01/26		50,000	55,301
3.30%, 2/01/27		76,000	85,169
3.30%, 4/01/27		50,000	56,273
4.15%, 10/15/28		330,000	390,951
3.40%, 4/01/30		487,000	551,708
4.25%, 10/15/30		560,000	674,087
1.95%, 1/15/31		431,000	434,596
3.90%, 3/01/38		33,000	38,776
4.60%, 10/15/38		68,000	86,093
3.25%, 11/01/39		20,000	21,765
3.75%, 4/01/40		120,000	139,002
3.40%, 7/15/46		20,000	21,866
4.00%, 8/15/47		22,000	26,314
4.00%, 3/01/48		20,000	23,800
4.70%, 10/15/48		233,000	308,398
4.00%, 11/01/49		210,000	252,348
3.45%, 2/01/50		90,000	100,049
4.95%, 10/15/58		71,000	100,608
2.65%, 8/15/62		115,000	106,566
Cox Communications, Inc.,
3.25%, 12/15/22(b)		40,000	42,097
3.15%, 8/15/24(b)		206,000	222,611
3.85%, 2/01/25(b)		90,000	99,930

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(b)		44,000	35,530
Discovery Communications LLC,
1.90%, 3/19/27	EUR	240,000	314,337
4.13%, 5/15/29		27,000	31,186

Fox Corp., 5.48%, 1/25/39		450,000	599,502
Gray Television, Inc.,
5.87%, 7/15/26(b)		29,000	30,088
7.00%, 5/15/27(b)		50,000	54,647
iHeartCommunications, Inc.,
6.37%, 5/01/26		55,000	58,592
5.25%, 8/15/27(b)		50,000	52,187
4.75%, 1/15/28(b)		5,000	5,106

Meredith Corp., 6.87%, 2/01/26		81,000	81,903
NBCUniversal Media LLC, 4.45%, 1/15/43		113,000	142,174
Nexstar Broadcasting, Inc., 5.62%, 7/15/27(b)		72,000	76,425
	Par(a)	Value
Media (Continued)
Sirius XM Radio, Inc.,
3.88%, 8/01/22(b)	$54,000	$54,551
4.63%, 7/15/24(b)	64,000	66,173
5.37%, 7/15/26(b)	35,000	36,348
5.00%, 8/01/27(b)	102,000	107,326
5.50%, 7/01/29(b)	54,000	58,877
TEGNA, Inc.,
4.63%, 3/15/28(b)	14,000	14,193
5.00%, 9/15/29	10,000	10,406
Time Warner Cable LLC,
6.55%, 5/01/37	18,000	24,618
5.87%, 11/15/40	130,000	169,015

Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	256,373
ViacomCBS, Inc.,
6.87%, 4/30/36	56,000	81,113
5.85%, 9/01/43	78,000	105,815

Walt Disney (The) Co., 3.60%, 1/13/51	236,000	268,172
		9,748,949
Mining – 0.0%(g)
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	8,000	8,520
5.25%, 9/01/29	5,000	5,575

Newmont Corp., 2.25%, 10/01/30	116,000	119,057
		133,152
Miscellaneous Manufacturing – 0.4%
3M Co.,
3.38%, 3/01/29	67,000	76,274
2.38%, 8/26/29	310,000	330,881
3.70%, 4/15/50	60,000	71,047
Eaton Corp.,
2.75%, 11/02/22	40,000	41,621
4.15%, 11/02/42	30,000	36,642
General Electric Co.,
3.45%, 5/01/27	20,000	22,383
3.63%, 5/01/30	40,000	44,368
6.75%, 3/15/32	20,000	27,578
5.87%, 1/14/38	310,000	414,227
6.87%, 1/10/39	800,000	1,148,683
4.25%, 5/01/40	60,000	68,346
4.35%, 5/01/50	60,000	69,108
Parker-Hannifin Corp.,
2.70%, 6/14/24	66,000	70,645
3.25%, 6/14/29	48,000	53,459
Textron, Inc.,
3.87%, 3/01/25	99,000	109,031

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Miscellaneous Manufacturing (Continued)
Textron, Inc.,
3.65%, 3/15/27	$113,000	$124,974
3.90%, 9/17/29	122,000	137,112
		2,846,379
Oil & Gas – 1.6%
Apache Corp.,
4.38%, 10/15/28	540,000	540,000
4.75%, 4/15/43	100,000	95,000
4.25%, 1/15/44	380,000	349,600
BP Capital Markets America, Inc.,
2.94%, 4/06/23	10,000	10,546
3.22%, 11/28/23	70,000	75,014
3.79%, 2/06/24	259,000	282,740
3.19%, 4/06/25	45,000	49,068
3.41%, 2/11/26	20,000	22,248
3.12%, 5/04/26	238,000	261,959
3.94%, 9/21/28	240,000	278,375
3.63%, 4/06/30	80,000	90,788
1.75%, 8/10/30	200,000	196,959
3.00%, 2/24/50	230,000	223,176
Chevron Corp.,
1.55%, 5/11/25	130,000	134,153
2.00%, 5/11/27	40,000	41,933
2.98%, 5/11/40	250,000	266,601
3.08%, 5/11/50	490,000	508,861
Chevron USA, Inc.,
3.85%, 1/15/28	240,000	277,941
6.00%, 3/01/41	70,000	102,138
5.05%, 11/15/44	25,000	33,739
4.95%, 8/15/47	66,000	89,569
2.34%, 8/12/50	55,000	50,076
Cimarex Energy Co.,
3.90%, 5/15/27	280,000	311,209
4.38%, 3/15/29	190,000	214,587

Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	39,360
Concho Resources, Inc.,
3.75%, 10/01/27	328,000	373,585
4.30%, 8/15/28	310,000	361,720
Continental Resources, Inc.,
4.50%, 4/15/23	90,000	92,371
3.80%, 6/01/24	130,000	133,250
4.37%, 1/15/28	160,000	164,000

CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)	36,000	35,910
Devon Energy Corp.,
5.85%, 12/15/25	90,000	105,712
5.60%, 7/15/41	180,000	215,175
		Par(a)	Value
Oil & Gas (Continued)
Devon Energy Corp.,
4.75%, 5/15/42		$70,000	$77,251
5.00%, 6/15/45		260,000	298,442
Diamondback Energy, Inc.,
2.88%, 12/01/24		50,000	52,803
5.37%, 5/31/25		30,000	31,098
3.50%, 12/01/29		384,000	407,712
EOG Resources, Inc.,
4.15%, 1/15/26		118,000	135,613
4.38%, 4/15/30		270,000	320,665
3.90%, 4/01/35		180,000	204,805
4.95%, 4/15/50		270,000	348,036
Exxon Mobil Corp.,
1.57%, 4/15/23		10,000	10,266
2.99%, 3/19/25		300,000	325,587
3.04%, 3/01/26		70,000	76,839
2.44%, 8/16/29		240,000	254,350
3.48%, 3/19/30		120,000	135,955
1.41%, 6/26/39	EUR	130,000	164,791
4.11%, 3/01/46		20,000	23,747
4.33%, 3/19/50		10,000	12,278
3.45%, 4/15/51		200,000	216,847
Marathon Petroleum Corp.,
4.50%, 5/01/23		31,000	33,535
4.75%, 9/15/44		65,000	74,654

Matador Resources Co., 5.87%, 9/15/26		15,000	14,325
Occidental Petroleum Corp.,
6.95%, 7/01/24		200,000	217,000
2.90%, 8/15/24		180,000	173,700
5.55%, 3/15/26		160,000	168,200
3.00%, 2/15/27		220,000	202,950
7.87%, 9/15/31		210,000	239,988
4.50%, 7/15/44		80,000	69,000
6.60%, 3/15/46		150,000	161,581
4.10%, 2/15/47		50,000	41,375
4.20%, 3/15/48		230,000	192,625
Pioneer Natural Resources Co.,
1.13%, 1/15/26		30,000	30,033
2.15%, 1/15/31		140,000	138,248

SM Energy Co., 10.00%, 1/15/25(b)		7,000	7,761
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26		16,000	16,480
6.00%, 4/15/27		18,000	19,058
WPX Energy, Inc.,
5.25%, 10/15/27		20,000	21,085
4.50%, 1/15/30		40,000	42,380
			10,988,426

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Services – 0.0%(g)
Halliburton Co., 3.80%, 11/15/25	$5,000	$5,606
Packaging & Containers – 0.0%(g)
Ball Corp.,
5.25%, 7/01/25	14,000	15,896
4.88%, 3/15/26	11,000	12,344

Owens-Brockway Glass Container, Inc., 5.87%, 8/15/23(b)	44,000	47,080
		75,320
Pharmaceuticals – 1.9%
AbbVie, Inc.,
3.45%, 3/15/22	100,000	102,900
2.30%, 11/21/22	555,000	573,433
3.75%, 11/14/23	20,000	21,741
2.60%, 11/21/24	1,142,000	1,219,668
3.80%, 3/15/25	596,000	662,830
3.60%, 5/14/25	163,000	180,664
3.20%, 5/14/26	302,000	332,509
2.95%, 11/21/26	100,000	109,819
3.20%, 11/21/29	600,000	663,533
4.55%, 3/15/35	62,000	76,305
4.50%, 5/14/35	192,000	236,259
4.05%, 11/21/39	55,000	64,031
4.62%, 10/01/42	32,000	39,480
4.70%, 5/14/45	135,000	169,664
4.25%, 11/21/49	170,000	204,962
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	57,000	63,264
8.50%, 1/31/27(b)	103,000	114,299
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	63,000	64,871
9.00%, 12/15/25(b)	57,000	62,569
5.75%, 8/15/27(b)	18,000	19,373
7.00%, 1/15/28(b)	43,000	46,535
7.25%, 5/30/29(b)	43,000	47,945
Becton Dickinson and Co.,
3.36%, 6/06/24	190,000	206,250
4.68%, 12/15/44	16,000	20,292
Bristol-Myers Squibb Co.,
2.60%, 5/16/22	110,000	113,280
2.90%, 7/26/24	300,000	324,820
3.88%, 8/15/25	170,000	192,507
3.20%, 6/15/26	160,000	178,651
3.40%, 7/26/29	210,000	239,538
5.00%, 8/15/45	122,000	168,160
4.25%, 10/26/49	35,000	44,661
Cigna Corp.,
3.75%, 7/15/23	187,000	201,704
	Par(a)	Value
Pharmaceuticals (Continued)
Cigna Corp.,
4.12%, 11/15/25	$20,000	$22,918
4.37%, 10/15/28	917,000	1,089,691
4.80%, 8/15/38	100,000	127,116
4.90%, 12/15/48	100,000	132,727
CVS Health Corp.,
3.63%, 4/01/27	40,000	45,214
4.30%, 3/25/28	559,000	656,103
3.25%, 8/15/29	552,000	611,421
3.75%, 4/01/30	567,000	648,866
4.78%, 3/25/38	200,000	246,922
4.13%, 4/01/40	40,000	46,438
5.12%, 7/20/45	208,000	271,318
5.05%, 3/25/48	320,000	417,444
Elanco Animal Health, Inc.,
5.27%, 8/28/23	50,000	54,000
5.90%, 8/28/28	11,000	13,140
Johnson & Johnson,
0.55%, 9/01/25	80,000	79,920
0.95%, 9/01/27	150,000	149,884
3.63%, 3/03/37	70,000	83,397
2.10%, 9/01/40	100,000	97,375
3.50%, 1/15/48	41,000	48,929
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	119,841
3.40%, 3/07/29	4,000	4,575
1.45%, 6/24/30	266,000	262,471
Pfizer, Inc.,
0.80%, 5/28/25	160,000	161,530
3.45%, 3/15/29	43,000	49,394
2.63%, 4/01/30	110,000	119,764
1.70%, 5/28/30	321,000	324,494
2.70%, 5/28/50	310,000	313,730

Wyeth LLC, 5.95%, 4/01/37	44,000	64,314
		13,029,453
Pipelines – 1.8%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	22,778
Buckeye Partners L.P., 3.95%, 12/01/26	7,000	7,051
Cameron LNG LLC,
2.90%, 7/15/31(b)	30,000	32,594
3.30%, 1/15/35(b)	505,000	555,188
3.40%, 1/15/38(b)	129,000	137,936
Cheniere Corpus Christi Holdings LLC,
5.87%, 3/31/25	150,000	173,690
5.13%, 6/30/27	239,000	283,217

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pipelines (Continued)
Cheniere Energy Partners L.P.,
5.25%, 10/01/25	$30,000	$30,787
5.63%, 10/01/26	33,000	34,402
4.50%, 10/01/29	21,000	22,512
DCP Midstream Operating L.P.,
5.38%, 7/15/25	11,000	11,767
5.13%, 5/15/29	7,000	7,613
Energy Transfer Operating L.P.,
3.60%, 2/01/23	162,000	169,367
5.87%, 1/15/24	48,000	53,712
4.50%, 4/15/24	327,000	359,346
4.05%, 3/15/25	120,000	130,832
2.90%, 5/15/25	412,000	434,336
4.75%, 1/15/26	50,000	56,329
5.50%, 6/01/27	40,000	47,222
4.95%, 6/15/28	20,000	22,807
5.25%, 4/15/29	60,000	69,150
3.75%, 5/15/30	370,000	389,490
6.50%, 2/01/42	126,000	152,650
6.25%, 4/15/49	20,000	23,603

Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.87%, 3/01/22	114,000	118,877
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	315,124
3.13%, 7/31/29	40,000	43,744
2.80%, 1/31/30	550,000	588,189
6.87%, 3/01/33	2,000	2,778
7.55%, 4/15/38	10,000	15,100
4.45%, 2/15/43	37,000	43,299
4.85%, 3/15/44	80,000	96,918
4.25%, 2/15/48	164,000	184,021
4.80%, 2/01/49	10,000	12,200
4.20%, 1/31/50	30,000	33,813
3.70%, 1/31/51	70,000	73,113
3.95%, 1/31/60	60,000	63,929
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	111,204
6.95%, 1/15/38	85,000	115,911
4.70%, 11/01/42	48,000	53,080
5.50%, 3/01/44	10,000	12,127
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	101,648
4.30%, 3/01/28	60,000	69,415
5.55%, 6/01/45	80,000	100,118
5.05%, 2/15/46	40,000	47,385
	Par(a)	Value
Pipelines (Continued)
Kinder Morgan, Inc.,
5.20%, 3/01/48	$60,000	$73,220
MPLX L.P.,
4.88%, 12/01/24	15,000	17,038
1.75%, 3/01/26	250,000	254,785
4.00%, 3/15/28	200,000	227,468
4.80%, 2/15/29	30,000	35,534
2.65%, 8/15/30	186,000	189,975
4.50%, 4/15/38	90,000	100,605
5.20%, 3/01/47	7,000	8,305
4.70%, 4/15/48	90,000	100,724
5.50%, 2/15/49	90,000	112,081
NGPL PipeCo LLC,
4.38%, 8/15/22(b)	64,000	66,972
4.88%, 8/15/27(b)	168,000	193,418
7.77%, 12/15/37(b)	20,000	27,013

Northwest Pipeline LLC, 4.00%, 4/01/27	253,000	287,980
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	109,364
5.75%, 5/15/24	400,000	457,630
5.62%, 3/01/25	1,002,000	1,168,305
5.87%, 6/30/26	54,000	65,321
5.00%, 3/15/27	25,000	29,538

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	111,914
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	46,000	47,855
4.25%, 4/01/24	97,000	105,231
5.95%, 12/01/25	40,000	47,222
5.30%, 4/01/44	10,000	10,549
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 2/01/25	22,000	22,596
5.87%, 4/15/26	44,000	46,090
5.38%, 2/01/27	36,000	37,205
6.50%, 7/15/27	36,000	38,700
5.00%, 1/15/28	11,000	11,357
6.87%, 1/15/29	55,000	60,706
5.50%, 3/01/30	14,000	14,884

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	380,000	396,708
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	107,000	117,356
4.15%, 1/15/48(b)	36,000	39,038

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Pipelines (Continued)
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		$965,000	$1,254,362
4.00%, 3/15/28		113,000	128,641
4.60%, 3/15/48		43,000	50,827
3.95%, 5/15/50		68,000	74,172
Western Midstream Operating L.P.,
(3M USD LIBOR + 1.85%), 2.32%, 1/13/23(d)		40,000	39,382
4.35%, 2/01/25		50,000	51,778
4.65%, 7/01/26		90,000	94,500
Williams (The) Cos., Inc.,
3.60%, 3/15/22		150,000	154,453
7.50%, 1/15/31		48,000	64,932
4.85%, 3/01/48		110,000	129,645
			12,105,751
Real Estate – 0.0%(g)
Howard Hughes (The) Corp., 5.38%, 3/15/25(b)		44,000	45,364
Real Estate Investment Trusts – 0.5%
American Tower Corp.,
5.00%, 2/15/24		126,000	141,936
2.40%, 3/15/25		250,000	264,110
1.30%, 9/15/25		72,000	72,871
3.95%, 3/15/29		53,000	60,547
3.80%, 8/15/29		58,000	65,798
2.90%, 1/15/30		120,000	127,377
Crown Castle International Corp.,
3.15%, 7/15/23		16,000	16,985
3.70%, 6/15/26		2,000	2,243
3.10%, 11/15/29		245,000	265,572
3.30%, 7/01/30		162,000	177,467
5.20%, 2/15/49		73,000	96,261
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	170,448
1.00%, 1/15/32		100,000	124,652

Duke Realty L.P., 1.75%, 2/01/31		59,000	58,683
Equinix, Inc.,
1.25%, 7/15/25		56,000	56,607
1.00%, 9/15/25		202,000	202,009
ESH Hospitality, Inc.,
5.25%, 5/01/25(b)		55,000	56,100
4.62%, 10/01/27(b)		11,000	11,247
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28		134,000	159,301
4.00%, 1/15/31		200,000	217,660
		Par(a)	Value
Real Estate Investment Trusts (Continued)
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24		$141,000	$151,981
4.50%, 9/01/26		39,000	41,438
5.75%, 2/01/27		61,000	68,591
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26		8,000	8,270
5.00%, 10/15/27		94,000	99,189
4.62%, 8/01/29		12,000	12,834

Prologis Euro Finance LLC, 1.50%, 9/10/49	EUR	105,000	136,421
Realty Income Corp.,
3.00%, 1/15/27		15,000	16,504
3.25%, 1/15/31		74,000	82,298

RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27		51,000	52,020
Service Properties Trust, 4.35%, 10/01/24		30,000	29,462
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)		49,000	49,869
4.25%, 12/01/26(b)		17,000	17,584
3.75%, 2/15/27(b)		11,000	11,165
4.63%, 12/01/29(b)		14,000	14,875
4.13%, 8/15/30(b)		9,000	9,372
			3,149,747
Retail – 0.6%
Beacon Roofing Supply, Inc., 4.87%, 11/01/25(b)		50,000	50,635
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	194,542
1.75%, 4/20/32		90,000	90,854
Dollar General Corp.,
3.25%, 4/15/23		10,000	10,553
4.12%, 4/03/50		25,000	30,171
Home Depot (The), Inc.,
2.50%, 4/15/27		60,000	65,133
3.90%, 12/06/28		10,000	11,828
2.95%, 6/15/29		208,000	231,404
2.70%, 4/15/30		80,000	87,331
3.30%, 4/15/40		60,000	67,711
3.90%, 6/15/47		20,000	24,223
3.35%, 4/15/50		160,000	179,084
Lowe's Cos., Inc.,
4.00%, 4/15/25		168,000	189,647
3.10%, 5/03/27		58,000	64,714
3.65%, 4/05/29		62,000	70,911

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Retail (Continued)
Lowe's Cos., Inc.,
4.50%, 4/15/30	$50,000	$60,861
3.70%, 4/15/46	77,000	87,234
McDonald's Corp.,
3.30%, 7/01/25	70,000	77,359
1.45%, 9/01/25	140,000	144,212
3.70%, 1/30/26	60,000	67,771
3.50%, 3/01/27	30,000	34,008
3.50%, 7/01/27	60,000	68,211
3.80%, 4/01/28	270,000	311,844
2.13%, 3/01/30	307,000	316,366
3.60%, 7/01/30	171,000	195,931
4.60%, 5/26/45	29,000	36,455
4.87%, 12/09/45	128,000	167,794
4.20%, 4/01/50	210,000	257,526
Starbucks Corp.,
2.25%, 3/12/30	79,000	82,192
2.55%, 11/15/30	181,000	191,722

Target Corp., 2.25%, 4/15/25	110,000	117,148
TJX (The) Cos., Inc.,
3.50%, 4/15/25	70,000	77,699
3.75%, 4/15/27	20,000	23,047
Walmart, Inc.,
3.40%, 6/26/23	40,000	42,916
3.55%, 6/26/25	30,000	33,744
3.70%, 6/26/28	380,000	442,139
		4,204,920
Semiconductors – 0.8%
Applied Materials, Inc.,
1.75%, 6/01/30	140,000	141,499
2.75%, 6/01/50	67,000	68,946

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	279,000	311,448
Broadcom, Inc.,
4.70%, 4/15/25	525,000	597,753
3.15%, 11/15/25	220,000	238,757
4.25%, 4/15/26	364,000	412,667
4.11%, 9/15/28	105,000	118,481
4.75%, 4/15/29	173,000	202,023
5.00%, 4/15/30	40,000	47,631
4.15%, 11/15/30	186,000	210,422
Intel Corp.,
3.70%, 7/29/25	20,000	22,471
4.60%, 3/25/40	50,000	64,145
3.73%, 12/08/47	183,000	211,114
4.75%, 3/25/50	130,000	174,097
KLA Corp.,
4.10%, 3/15/29	125,000	147,664
3.30%, 3/01/50	216,000	236,696
		Par(a)	Value
Semiconductors (Continued)
Lam Research Corp.,
3.75%, 3/15/26		$161,000	$183,310
4.87%, 3/15/49		112,000	158,917
2.88%, 6/15/50		30,000	31,239

Micron Technology, Inc., 2.50%, 4/24/23		100,000	104,322
NVIDIA Corp.,
3.20%, 9/16/26		117,000	131,256
2.85%, 4/01/30		192,000	211,200
3.50%, 4/01/40		150,000	172,006
3.50%, 4/01/50		512,000	586,370
3.70%, 4/01/60		100,000	119,334

QUALCOMM, Inc., 4.30%, 5/20/47		160,000	206,281
Texas Instruments, Inc.,
2.90%, 11/03/27		390,000	434,423
1.75%, 5/04/30		91,000	91,817
			5,636,289
Shipbuilding – 0.0%(g)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25		75,000	83,663
4.20%, 5/01/30		105,000	122,781
			206,444
Software – 0.6%
Activision Blizzard, Inc.,
1.35%, 9/15/30		155,000	148,827
2.50%, 9/15/50		44,000	40,201

Adobe, Inc., 2.30%, 2/01/30		200,000	211,291
Autodesk, Inc., 3.50%, 6/15/27		259,000	292,828
Fidelity National Information Services, Inc.,
3.00%, 8/15/26		27,000	29,826
1.00%, 12/03/28	EUR	105,000	133,434
2.95%, 5/21/39		100,000	156,105
Fiserv, Inc.,
3.50%, 7/01/29		409,000	460,457
2.65%, 6/01/30		82,000	86,970
1.63%, 7/01/30	EUR	105,000	140,496
Microsoft Corp.,
2.40%, 8/08/26		60,000	65,001
3.30%, 2/06/27		900,000	1,021,994
4.20%, 11/03/35		66,000	84,220
4.10%, 2/06/37		25,000	31,508
3.70%, 8/08/46		242,000	296,745
Oracle Corp.,
3.90%, 5/15/35		109,000	129,633
3.85%, 7/15/36		170,000	201,002

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Software (Continued)
Oracle Corp.,
3.80%, 11/15/37		$151,000	$175,443
3.60%, 4/01/40		25,000	28,069
4.12%, 5/15/45		70,000	82,620
4.00%, 7/15/46		377,000	440,515

salesforce.com, Inc., 3.70%, 4/11/28		150,000	174,747
			4,431,932
Telecommunications – 1.7%
AT&T, Inc.,
3.80%, 2/15/27		170,000	193,787
2.30%, 6/01/27		237,000	250,081
1.65%, 2/01/28		553,000	555,967
4.35%, 3/01/29		144,000	168,903
4.30%, 2/15/30(b)		105,000	123,037
4.30%, 2/15/30		191,000	223,809
2.75%, 6/01/31		51,000	53,228
2.25%, 2/01/32		113,000	111,450
2.55%, 12/01/33(b)		341,000	340,017
4.50%, 5/15/35		121,000	143,346
3.15%, 9/04/36	EUR	100,000	149,761
3.10%, 2/01/43		450,000	435,578
4.80%, 6/15/44		22,000	26,004
3.50%, 9/15/53(b)		33,000	31,697
3.55%, 9/15/55(b)		497,000	472,872
3.80%, 12/01/57(b)		89,000	88,189

Corning, Inc., 4.37%, 11/15/57		32,000	37,726
Level 3 Financing, Inc.,
5.25%, 3/15/26		33,000	34,030
4.62%, 9/15/27(b)		14,000	14,578
Motorola Solutions, Inc.,
4.60%, 5/23/29		235,000	278,842
2.30%, 11/15/30		24,000	24,033
5.50%, 9/01/44		105,000	133,697
Sprint Corp.,
7.62%, 2/15/25		65,000	77,675
7.62%, 3/01/26		101,000	124,483
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)		230,000	252,125
3.75%, 4/15/27(b)		403,000	452,895
2.05%, 2/15/28(b)		30,000	30,737
3.88%, 4/15/30(b)		1,026,000	1,160,775
2.55%, 2/15/31(b)		70,000	71,700
2.25%, 11/15/31(b)		130,000	129,693
3.00%, 2/15/41(b)		90,000	88,605
3.30%, 2/15/51(b)		70,000	68,428
Verizon Communications, Inc.,
3.38%, 2/15/25		190,000	208,924
0.85%, 11/20/25		30,000	29,951
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
2.63%, 8/15/26	$10,000	$10,859
4.13%, 3/16/27	244,000	286,032
3.00%, 3/22/27	30,000	32,994
4.33%, 9/21/28	250,000	297,043
3.88%, 2/08/29	457,000	528,298
3.15%, 3/22/30	356,000	390,759
1.50%, 9/18/30	436,000	422,143
1.68%, 10/30/30(b)	126,000	122,623
1.75%, 1/20/31	207,000	203,463
4.50%, 8/10/33	1,010,000	1,243,403
4.40%, 11/01/34	46,000	56,153
4.27%, 1/15/36	251,000	305,252
4.81%, 3/15/39	146,000	184,888
2.65%, 11/20/40	324,000	314,800
3.85%, 11/01/42	60,000	68,139
4.12%, 8/15/46	70,000	81,940
4.86%, 8/21/46	142,000	183,450
4.52%, 9/15/48	40,000	49,586
4.00%, 3/22/50	190,000	218,819
2.88%, 11/20/50	200,000	191,992
		11,779,259
Toys/Games/Hobbies – 0.0%(g)
Hasbro, Inc., 2.60%, 11/19/22	175,000	181,372
Transportation – 0.5%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	10,000	14,069
4.40%, 3/15/42	92,000	117,073
CSX Corp.,
4.25%, 3/15/29	89,000	105,836
2.40%, 2/15/30	133,000	141,434
4.30%, 3/01/48	33,000	40,712
3.35%, 9/15/49	85,000	92,415
FedEx Corp.,
3.90%, 2/01/35	95,000	111,540
3.88%, 8/01/42	14,000	15,683
4.10%, 4/15/43	44,000	50,852
4.10%, 2/01/45	58,000	65,794
4.55%, 4/01/46	54,000	65,315
Norfolk Southern Corp.,
2.90%, 6/15/26	190,000	208,582
3.40%, 11/01/49	50,000	54,570
4.05%, 8/15/52	53,000	64,214
Ryder System, Inc.,
2.50%, 9/01/24	75,000	79,513
4.62%, 6/01/25	287,000	330,786

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Transportation (Continued)
Union Pacific Corp.,
3.25%, 8/15/25	$27,000	$29,798
2.75%, 3/01/26	53,000	57,592
2.15%, 2/05/27	120,000	127,260
2.40%, 2/05/30	220,000	232,600
3.38%, 2/01/35	56,000	63,499
3.95%, 8/15/59	68,000	80,836
3.84%, 3/20/60	162,000	189,668
3.75%, 2/05/70	130,000	147,819
United Parcel Service, Inc.,
3.40%, 3/15/29	52,000	59,004
2.50%, 9/01/29	28,000	29,952
4.45%, 4/01/30	239,000	293,419
5.20%, 4/01/40	125,000	171,197
XPO Logistics, Inc.,
6.12%, 9/01/23(b)	18,000	18,355
6.75%, 8/15/24(b)	70,000	74,200
		3,133,587
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.25%, 1/17/23(b)	4,000	4,285
2.70%, 3/14/23(b)	51,000	53,171
2.70%, 11/01/24(b)	25,000	26,692
3.95%, 3/10/25(b)	30,000	33,443
4.00%, 7/15/25(b)	94,000	105,757
1.20%, 11/15/25(b)	82,000	82,401
4.45%, 1/29/26(b)	10,000	11,533
3.35%, 11/01/29(b)	20,000	21,785
		339,067
Total Corporate Bonds (Cost $170,512,044)		178,877,943

Foreign Issuer Bonds – 10.7%
Argentina – 0.0%(g)
YPF S.A., 7.00%, 12/15/47(b)	45,000	25,763
Australia – 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20,000	27,894
FMG Resources (August 2006) Pty. Ltd.,
4.75%, 5/15/22(b)	49,000	50,409
5.12%, 3/15/23(b)	35,000	36,728
4.50%, 9/15/27(b)	7,000	7,689
Glencore Funding LLC,
4.12%, 3/12/24(b)	390,000	427,700
4.00%, 3/27/27(b)	320,000	363,174
3.88%, 10/27/27(b)	70,000	79,414
		993,008
	Par(a)	Value
Bahrain – 0.0%(g)
Bahrain Government International Bond, 7.38%, 5/14/30	$200,000	$232,431
Belgium – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	89,714
4.70%, 2/01/36	536,000	660,943
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/25	200,000	226,043
4.00%, 4/13/28	160,000	185,243
4.75%, 1/23/29	970,000	1,175,042
3.50%, 6/01/30	625,000	710,535
4.35%, 6/01/40	130,000	155,131
5.55%, 1/23/49	220,000	299,725
4.50%, 6/01/50	230,000	277,671
		3,780,047
Brazil – 0.5%
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	207,002
Brazilian Government International Bond, 3.88%, 6/12/30	550,500	566,327
Embraer Netherlands Finance B.V., 5.40%, 2/01/27	13,000	13,592
Embraer Overseas Ltd., 5.70%, 9/16/23	19,000	20,211
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	89,989
Klabin Austria GmbH, 3.20%, 1/12/31(b)	200,000	199,320
Petrobras Global Finance B.V.,
5.09%, 1/15/30	40,000	43,916
6.75%, 6/03/50	15,000	17,551

Rumo Luxembourg S.a.r.l., 5.87%, 1/18/25(b)	200,000	211,300
Suzano Austria GmbH, 6.00%, 1/15/29	920,000	1,101,691
Vale Overseas Ltd.,
6.25%, 8/10/26	650,000	797,875
3.75%, 7/08/30	40,000	43,844
		3,312,618
Canada – 0.3%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	11,000	11,163

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Canada (Continued)
Air Canada Pass Through Trust,
Series 2015-2, Class B, 5.00%, 12/15/23(b)	$10,440	$10,375
Series 2017-1, Class AA, 3.30%, 1/15/30(b)	15,696	15,572

Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	223,000	249,688
Bank of Montreal,
1.85%, 5/01/25	210,000	219,236
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	45,760

Bank of Nova Scotia (The), 1.30%, 6/11/25	120,000	122,385
Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	272,726
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(b)	79,000	83,345
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	101,322
Enbridge, Inc., 2.90%, 7/15/22	36,000	37,201
Magna International, Inc., 2.45%, 6/15/30	60,000	63,104
Mattamy Group Corp., 5.25%, 12/15/27(b)	7,000	7,368
Royal Bank of Canada,
1.60%, 4/17/23	190,000	195,185
1.15%, 6/10/25	100,000	101,478

Suncor Energy, Inc., 6.85%, 6/01/39	43,000	61,050
Teck Resources Ltd., 6.13%, 10/01/35	10,000	12,709
Toronto-Dominion Bank (The),
0.75%, 6/12/23	210,000	212,086
1.15%, 6/12/25	110,000	111,775

TransCanada PipeLines Ltd., 7.62%, 1/15/39	25,000	38,268
		1,971,796
Chile – 0.2%
Chile Government International Bond, 3.86%, 6/21/47	270,000	316,575
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)	330,000	368,793
3.70%, 1/30/50(b)	260,000	276,018
		Par(a)	Value
Chile (Continued)

Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26(b)		$200,000	$222,935
Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	215,950
			1,400,271
China – 0.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		300,000	332,900
Prosus N.V., 3.68%, 1/21/30(b)		600,000	647,669
Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	318,849
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	240,770
			1,540,188
Colombia – 0.7%
Colombia Government International Bond,
3.88%, 4/25/27		615,000	676,500
4.50%, 3/15/29		300,000	341,628
3.13%, 4/15/31		778,000	803,682
5.00%, 6/15/45		810,000	940,815
5.20%, 5/15/49		668,000	796,516

Colombian TES, 6.25%, 11/26/25	COP	171,000,000	53,091
Ecopetrol S.A.,
5.37%, 6/26/26		151,000	171,536
6.87%, 4/29/30		15,000	18,675
5.87%, 5/28/45		510,000	578,850

Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		200,000	212,700
			4,593,993
Denmark – 0.3%
Danske Bank A/S,
3.88%, 9/12/23(b)		400,000	430,521
(1Y US Treasury CMT + 1.03%), 1.17%, 12/08/23(b)(h)		200,000	200,909
5.37%, 1/12/24(b)		600,000	675,409
5.37%, 1/12/24		200,000	225,136
1.23%, 6/22/24(b)		200,000	202,530
			1,734,505
Dominican Republic – 0.2%
Dominican Republic International Bond,
4.50%, 1/30/30		412,000	430,746

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Dominican Republic (Continued)
Dominican Republic International Bond,
4.88%, 9/23/32(b)		$401,500	$428,200
5.30%, 1/21/41(b)		150,000	154,875
			1,013,821
Ecuador – 0.0%(g)
Ecuador Government International Bond, (Step to 5.00% on 7/31/21), 0.50%, 7/31/30(f)		18,000	9,585
Finland – 0.0%(g)
Nordea Bank Abp, 1.00%, 6/09/23(b)		210,000	213,389
France – 0.4%
Altice France S.A., 8.12%, 2/01/27(b)		200,000	221,000
BNP Paribas S.A.,
3.38%, 1/09/25(b)		298,000	324,489
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(h)		200,000	221,908
(3M USD LIBOR + 1.11%), 2.82%, 11/19/25(b)(h)		214,000	228,120
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)		600,000	626,946
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(h)		300,000	368,483
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)		200,000	215,115

BPCE S.A., 2.70%, 10/01/29(b)		250,000	267,196
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(h)		250,000	257,828
Danone S.A., 2.95%, 11/02/26(b)		200,000	218,738
			2,949,823
Germany – 0.1%
Bayer A.G., 1.12%, 1/06/30	EUR	200,000	252,832
Deutsche Bank A.G., (SOFR + 3.04%), 3.55%, 9/18/31(h)		150,000	157,738
Deutsche Telekom International Finance B.V., 3.60%, 1/19/27(b)		150,000	169,310
			579,880
Hungary – 0.0%(g)
Hungary Government International Bond, 5.38%, 3/25/24		122,000	139,240
		Par(a)	Value
India – 0.0%(g)
Export-Import Bank of India, 3.38%, 8/05/26(b)		$200,000	$216,590
Indonesia – 0.6%
Indonesia Government International Bond,
4.75%, 1/08/26		200,000	232,489
4.10%, 4/24/28		200,000	230,758
2.85%, 2/14/30		200,000	213,164
4.35%, 1/11/48		1,050,000	1,241,793
3.70%, 10/30/49		330,000	363,322
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	2,970,000,000	215,811
6.63%, 5/15/33	IDR	357,000,000	25,679
7.50%, 6/15/35	IDR	3,137,000,000	238,761
8.37%, 4/15/39	IDR	1,676,000,000	136,692
7.37%, 5/15/48	IDR	2,182,000,000	161,534

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	354,829
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		480,000	574,800
			3,989,632
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	547,718
4.50%, 4/03/20(k)		220,000	284,908

Leviathan Bond Ltd., 5.75%, 6/30/23(b)		44,000	46,988
			879,614
Italy – 0.1%
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)		840,000	866,877
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
3.45%, 3/02/23		204,000	216,855
2.19%, 2/25/25		407,000	427,261
Mizuho Financial Group, Inc.,
(3M USD LIBOR + 0.98%), 2.84%, 7/16/25(h)		200,000	214,086
(3M USD LIBOR + 0.83%), 2.23%, 5/25/26(h)		200,000	209,245
(3M USD LIBOR + 1.27%), 1.98%, 9/08/31(h)		200,000	200,046

Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		600,000	667,842

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.,
2.35%, 1/15/25		$400,000	$422,741
3.78%, 3/09/26		60,000	67,954
Takeda Pharmaceutical Co. Ltd.,
2.05%, 3/31/30		400,000	403,267
2.00%, 7/09/40	EUR	110,000	150,136
			2,979,433
Kazakhstan – 0.2%
Kazakhstan Government International Bond, 4.88%, 10/14/44		400,000	530,436
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		420,000	581,767
			1,112,203
Kuwait – 0.1%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		210,000	231,977
Kuwait International Government Bond, 3.50%, 3/20/27(b)		400,000	452,016
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	223,100
			907,093
Luxembourg – 0.1%
ArcelorMittal S.A.,
3.60%, 7/16/24		110,000	117,271
4.55%, 3/11/26		360,000	400,853
			518,124
Macau – 0.1%
Sands China Ltd., 5.13%, 8/08/25		300,000	335,250
Malaysia – 0.0%(g)
Petronas Capital Ltd., 3.50%, 4/21/30(b)		200,000	225,250
Mexico – 0.7%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22		200,000	207,588
2.88%, 5/07/30		200,000	215,083

Comision Federal de Electricidad, 4.75%, 2/23/27(b)		200,000	225,000
Fresnillo PLC, 4.25%, 10/02/50(b)		200,000	212,900
Mexico Government International Bond,
2.66%, 5/24/31		1,195,000	1,188,475
	Par(a)	Value
Mexico (Continued)
Mexico Government International Bond,
4.75%, 3/08/44	$1,360,000	$1,526,600
4.50%, 1/31/50	420,000	460,429
Petroleos Mexicanos,
6.37%, 1/23/45	84,000	72,324
5.62%, 1/23/46	640,000	516,352
6.35%, 2/12/48	28,000	23,415
7.69%, 1/23/50	60,000	56,729
6.95%, 1/28/60	130,000	113,945
		4,818,840
Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)	200,000	216,597
Netherlands – 0.6%
Cooperatieve Rabobank U.A.,
4.62%, 12/01/23	250,000	277,625
4.37%, 8/04/25	440,000	502,842
ING Groep N.V.,
4.10%, 10/02/23	200,000	218,903
4.62%, 1/06/26(b)	400,000	466,554
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)	80,000	85,598
4.30%, 6/18/29(b)	268,000	312,469
3.40%, 5/01/30(b)	251,000	279,970
Shell International Finance B.V.,
3.50%, 11/13/23	170,000	183,707
2.88%, 5/10/26	140,000	153,235
3.88%, 11/13/28	49,000	57,210
2.38%, 11/07/29	584,000	614,986
2.75%, 4/06/30	100,000	107,894
4.37%, 5/11/45	126,000	156,961
4.00%, 5/10/46	80,000	94,799
3.25%, 4/06/50	300,000	321,161
		3,833,914
Panama – 0.3%
Panama Government International Bond,
3.87%, 3/17/28	400,000	452,004
6.70%, 1/26/36	780,000	1,119,308
4.30%, 4/29/53	400,000	478,504
		2,049,816
Peru – 0.4%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(b)(h)	45,000	46,295

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Peru (Continued)
Banco Internacional del Peru S.A.A. Interbank, 3.25%, 10/04/26(b)		$33,000	$35,227
Peruvian Government International Bond,
4.12%, 8/25/27		152,000	177,004
6.55%, 3/14/37		330,000	491,291
5.62%, 11/18/50		350,000	533,750
2.78%, 12/01/60		31,000	29,977
3.23%, 7/28/21(l)		27,000	25,920

Petroleos del Peru S.A., 4.75%, 6/19/32(b)		500,000	565,295
Southern Copper Corp., 5.25%, 11/08/42		700,000	920,275
			2,825,034
Philippines – 0.1%
Philippine Government International Bond,
4.20%, 1/21/24		400,000	442,765
3.00%, 2/01/28		200,000	221,134
			663,899
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		590,000	651,360
Qatar – 0.2%
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	214,500
4.82%, 3/14/49(b)		970,000	1,300,768
			1,515,268
Romania – 0.0%(g)
Romanian Government International Bond, 3.00%, 2/14/31(b)		61,000	64,626
Russia – 0.3%
Russian Federal Bond - OFZ,
7.75%, 9/16/26	RUB	21,548,000	312,600
8.15%, 2/03/27	RUB	7,757,000	114,814
6.00%, 10/06/27	RUB	4,390,000	58,260
8.50%, 9/17/31	RUB	5,624,000	87,066
Russian Foreign Bond - Eurobond,
4.75%, 5/27/26		200,000	230,333
5.62%, 4/04/42(b)		800,000	1,080,944
			1,884,017
Saudi Arabia – 0.1%
Saudi Arabian Oil Co., 3.50%, 11/24/70(b)		200,000	194,622
	Par(a)	Value
Saudi Arabia (Continued)
Saudi Government International Bond,
2.90%, 10/22/25	$210,000	$226,257
2.25%, 2/02/33(b)	259,000	255,876
		676,755
South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)	400,000	460,816
5.63%, 4/01/30(b)	200,000	251,984
		712,800
Spain – 0.1%
Banco Santander S.A.,
2.75%, 5/28/25	400,000	427,488
3.31%, 6/27/29	200,000	222,512

Telefonica Emisiones S.A., 4.10%, 3/08/27	150,000	173,225
		823,225
Sweden – 0.0%(g)
Swedbank AB, 1.30%, 6/02/23(b)	200,000	203,930
Switzerland – 0.7%
Credit Suisse A.G.,
1.00%, 5/05/23	670,000	679,106
2.95%, 4/09/25	250,000	272,470
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)	250,000	263,701
(SOFR + 3.73%), 4.19%, 4/01/31(b)(h)	250,000	289,621

Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	435,000	458,116
UBS A.G., 1.75%, 4/21/22(b)	200,000	203,367
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(h)	400,000	414,542
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(h)(i)	400,000	439,000
4.13%, 9/24/25(b)	200,000	227,127
4.13%, 4/15/26(b)	200,000	229,385
(1Y US Treasury CMT + 1.08%), 1.36%, 1/30/27(b)(h)	200,000	201,847
4.25%, 3/23/28(b)	770,000	896,860
		4,575,142

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Taiwan – 0.0%(g)
TSMC Global Ltd., 0.75%, 9/28/25(b)	$200,000	$199,085
Ukraine – 0.1%
Ukraine Government International Bond,
9.75%, 11/01/28	200,000	243,297
7.38%, 9/25/32	200,000	215,176
7.25%, 3/15/33	200,000	213,734
		672,207
United Arab Emirates – 0.4%
Abu Dhabi Government International Bond,
2.50%, 10/11/22(b)	610,000	630,240
3.13%, 9/30/49(b)	910,000	953,571

DP World PLC, 5.62%, 9/25/48(b)	500,000	624,400
MDGH - GMTN B.V., 2.88%, 11/07/29(b)	200,000	214,000
		2,422,211
United Kingdom – 1.1%
AstraZeneca PLC, 1.38%, 8/06/30	282,000	271,875
BAE Systems PLC, 3.40%, 4/15/30(b)	468,000	521,468
Barclays Bank PLC, 1.70%, 5/12/22	200,000	203,328
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	400,000	475,824
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(h)	200,000	234,851
BAT Capital Corp.,
3.22%, 8/15/24	54,000	58,260
3.56%, 8/15/27	300,000	333,155
4.91%, 4/02/30	240,000	283,662
2.73%, 3/25/31	125,000	126,965
4.54%, 8/15/47	210,000	228,639

BAT International Finance PLC, 1.67%, 3/25/26	339,000	344,044
BP Capital Markets PLC, 3.81%, 2/10/24	41,000	44,887
CNH Industrial N.V., 4.50%, 8/15/23	44,000	48,066
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)	200,000	207,546
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(h)	636,000	745,036
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(h)	550,000	624,431
	Par(a)	Value
United Kingdom (Continued)
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(h)	$270,000	$281,180
3.75%, 1/11/27	200,000	225,932
4.37%, 3/22/28	290,000	339,657
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	400,000	440,663
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	240,679
RELX Capital, Inc.,
3.50%, 3/16/23	197,000	208,940
4.00%, 3/18/29	224,000	261,588
3.00%, 5/22/30	124,000	135,142

Reynolds American, Inc., 5.85%, 8/15/45	108,000	136,137
Santander UK Group Holdings PLC, (1Y US Treasury CMT + 1.25%), 1.53%, 8/21/26(h)	305,000	308,159
Vodafone Group PLC,
4.37%, 5/30/28	130,000	154,642
4.37%, 2/19/43	254,000	303,516
5.25%, 5/30/48	25,000	33,446
		7,821,718
Uruguay – 0.2%
Uruguay Government International Bond,
4.37%, 10/27/27	70,000	81,795
4.38%, 1/23/31	230,000	276,577
5.10%, 6/18/50	560,000	752,506
		1,110,878
Total Foreign Issuer Bonds (Cost $70,024,233)		74,261,746

Term Loans – 0.0%(g)
Distribution/Wholesale – 0.0%(g)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 1M + 2.25%), 2.44%, 9/19/26(b)(d)	14,639	14,547
Total Term Loans (Cost $14,608)		14,547

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Mortgage-Backed Securities – 27.8%
Federal Home Loan Mortgage Corporation – 4.1%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	$4,160,000	$717,944
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,999,137	119,975
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	49,294
Series K-1517, Class X1, 1.33%, 7/25/35(c)	239,923	36,071
Pool,
#ZS4786, 4.50%, 6/01/28	16,963	18,446
3.00%, 6/01/31	300,000	315,566
#ZT1408, 2.00%, 10/01/32	150,657	157,440
#ZS8673, 3.00%, 10/01/32	46,341	48,957
#ZT1970, 3.50%, 4/01/33	69,290	75,451
#ZA2471, 3.00%, 9/01/37	14,031	14,758
#ZS9316, 3.50%, 1/01/38	174,749	190,486
#SC0111, 3.00%, 6/01/38	252,219	266,747
#SD0478, 4.00%, 1/01/45	1,275,524	1,410,646
#SD0480, 3.50%, 6/01/45	2,078,099	2,306,439
#ZM1677, 3.00%, 9/01/46	966,782	1,053,080
#ZS9826, 3.00%, 10/01/46	54,985	59,364
2.50%, 10/20/46	499,998	526,380
#ZS4697, 3.00%, 1/01/47	49,926	53,188
#SD0496, 3.00%, 2/01/47	1,224,800	1,332,947
#ZM2846, 3.50%, 3/01/47	41,965	45,027
#ZM5146, 4.00%, 12/01/47	226,054	242,914
#ZA5318, 3.50%, 3/01/48	50,565	54,418
#ZS4774, 4.50%, 5/01/48	248,052	270,125
#ZA5454, 4.00%, 6/01/48	239,940	259,495
#ZM6880, 4.50%, 6/01/48	35,276	38,429
#ZN2185, 4.50%, 12/01/48	55,131	61,028
#ZN2699, 4.50%, 1/01/49	741,060	802,367
#ZT1857, 4.50%, 3/01/49	1,534,486	1,719,917
#SD0494, 3.50%, 6/01/49	1,929,318	2,138,497
#QA0639, 4.00%, 6/01/49	409,663	446,402
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA1103, 3.00%, 7/01/49	$135,677	$144,410
#RA1084, 4.50%, 7/01/49	116,164	128,364
#RA1293, 3.00%, 9/01/49	237,533	255,753
#RA1341, 3.00%, 9/01/49	44,819	48,200
#RA1877, 5.00%, 11/01/49	151,171	170,700
#QA7238, 3.50%, 2/01/50	80,351	87,796
#RA2141, 4.00%, 2/01/50	70,776	75,874
#RA2362, 3.50%, 3/01/50	166,209	177,616
#RA2313, 3.50%, 3/01/50	394,820	422,317
#RA2358, 4.00%, 3/01/50	65,044	69,976
#RA2353, 4.50%, 3/01/50	80,917	88,693
#SD0291, 5.00%, 3/01/50	297,563	329,801
#QA8791, 3.50%, 4/01/50	87,184	95,372
#RA2389, 4.50%, 4/01/50	153,948	168,301
#SD8059, 4.50%, 4/01/50	297,844	323,814
#RA2658, 3.50%, 5/01/50	87,027	95,308
#RA2608, 4.50%, 5/01/50	68,308	73,982
#SD0520, 4.00%, 6/01/50	416,031	457,758
#RA3175, 3.00%, 7/01/50	378,326	400,936
#RA3282, 3.00%, 8/01/50	503,768	550,688
#RA3313, 3.00%, 8/01/50	133,455	143,380
#SD0499, 3.00%, 8/01/50	353,669	381,603
#SD0500, 3.00%, 8/01/50	363,535	398,682
#SD0502, 3.00%, 8/01/50	935,080	1,014,643
#SD0519, 3.00%, 8/01/50	612,509	669,462
#RA3474, 3.00%, 9/01/50	1,452,780	1,558,022
#SD0495, 3.00%, 9/01/50	3,036,212	3,201,021

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#SD0450, 2.50%, 10/01/50	$98,694	$104,702
#RA3838, 3.00%, 10/01/50	774,953	824,766
#QB5092, 2.50%, 11/01/50	98,565	105,482
#QB5093, 2.50%, 11/01/50	99,476	106,298
#RA4175, 2.50%, 12/01/50	298,781	318,292
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.54%, 6/25/28	2,500,000	249,577
Series 4940, Class PI, 4.00%, 7/25/49	75,476	7,450
Series 4999, Class QI, 4.00%, 5/25/50	84,540	11,370
Series 4995, Class BI, 4.50%, 6/25/50	77,007	10,722
Series 5010, Class IK, 2.50%, 9/25/50	97,036	11,267
Series 5010, Class JI, 2.50%, 9/25/50	293,806	45,482
Series 5013, Class IN, 2.50%, 9/25/50	98,978	15,756
Series 5014, Class DI, 4.00%, 9/25/50	85,867	12,031
Series 5029, Class GI, 2.00%, 10/25/50	97,998	9,954
Series 5018, Class MI, 2.00%, 10/25/50	197,983	26,525
Series 5018, Class CI, 4.50%, 10/25/50	85,322	11,993
Series 5040, Class IB, 2.50%, 11/25/50	98,771	13,526
Series 5057, Class TI, 3.00%, 11/25/50	99,417	15,613
Series 5059, Class IB, 2.50%, 1/25/51	399,201	62,837
Series 5069, Class MI, 2.50%, 2/25/51	100,000	13,500
		28,341,413
Federal Home Loan Mortgage Corporation Gold – 1.3%
Pool,
#Q41209, 3.50%, 6/01/46	47,411	51,714
#G61677, 4.50%, 4/01/47	102,494	113,182
#G60972, 4.50%, 5/01/47	38,571	42,937
#Q48752, 3.50%, 6/01/47	48,203	52,377
#G61047, 4.50%, 7/01/47	163,727	182,261
#G61079, 4.50%, 7/01/47	48,471	53,847
	Par	Value
Federal Home Loan Mortgage Corporation Gold (Continued)
Pool,
#G08779, 3.50%, 9/01/47	$462,251	$493,623
#Q51461, 3.50%, 10/01/47	461,900	493,255
#Q53534, 3.00%, 1/01/48	22,575	23,786
#G61374, 4.50%, 4/01/48	137,715	151,699
#V84260, 3.50%, 6/01/48	206,951	222,107
#G67713, 4.00%, 6/01/48	1,406,526	1,547,201
#Q59918, 4.50%, 7/01/48	316,656	351,897
#Q57853, 4.50%, 8/01/48	115,527	127,332
#G67715, 4.50%, 8/01/48	229,765	255,389
#G61739, 3.00%, 9/01/48	349,111	378,633
#G61989, 3.50%, 4/01/49	4,087,804	4,542,973
#G67721, 4.50%, 4/01/49	171,714	189,196
		9,273,409
Federal National Mortgage Association – 7.8%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	210,000	238,451
Series 2019-M5, Class A2, 3.27%, 2/25/29	100,000	114,068
Series 2019-M4, Class A2, 3.61%, 2/25/31	100,000	117,187
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,961	105,846
Series 2020-M36, Class X1, 1.47%, 9/25/34(c)	598,373	65,007
Series 2019-M27, Class A2, 2.70%, 11/25/40	100,000	111,261
Series 2013-M6, Class 1AC, 3.44%, 2/25/43(c)	83,589	93,824
Pool,
#CA4133, 3.00%, 10/22/25	6,718	7,224
#CA7619, 2.50%, 8/15/27	867	927
#AL6613, 2.50%, 6/01/28	62,874	66,568
#CA2209, 4.50%, 7/21/28	10,373	11,283
#AS0496, 3.00%, 9/01/28	23,327	24,910
#BL2454, 3.16%, 5/01/29	58,731	66,555
#AW1281, 3.00%, 7/01/29	9,324	10,012
#AW4229, 3.00%, 7/01/29	45,382	49,008
#BL3540, 2.79%, 8/01/29	300,000	332,799

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#AX6435, 3.00%, 1/01/30	$32,283	$34,719
#BL5850, 2.26%, 4/01/30	197,067	210,923
#890696, 3.00%, 9/01/30	140,296	150,808
#BM5304, 3.00%, 9/01/32	44,833	48,617
#BH9243, 3.00%, 1/01/33	285,042	300,994
#BM4614, 3.00%, 3/01/33	53,243	57,502
#FM1680, 2.50%, 12/01/33	184,019	193,276
#CA3022, 3.50%, 1/01/34	143,305	157,949
#BM6019, 3.50%, 5/01/34	287,145	313,886
#CA6849, 3.00%, 8/01/35	137,905	149,303
#CA6876, 3.00%, 8/01/35	140,110	152,088
#CA7253, 2.50%, 10/01/35	246,542	266,404
#CA7255, 2.50%, 10/01/35	247,444	265,821
#CA7938, 2.50%, 11/01/35	421,419	447,703
#CA8377, 1.50%, 12/01/35	98,699	101,584
#CA8387, 2.50%, 12/01/35	541,633	577,915
#CA8388, 2.50%, 12/01/35	615,678	654,634
#CA8389, 3.00%, 12/01/35	157,206	170,874
#CA8391, 3.00%, 12/01/35	77,703	83,833
#MA2832, 3.00%, 12/01/36	95,069	100,866
2.00%, 12/15/37	1,400,000	1,444,439
#FM3123, 3/01/38(m)	265,050	279,244
3.00%, 6/01/41	200,000	210,197
#CA5225, 3.00%, 6/19/41	21,958	23,655
#BM1948, 6.00%, 7/01/41	50,581	61,813
#BM4751, 3.50%, 3/01/43	126,114	137,784
#AU6873, 4.50%, 11/01/43	125,027	143,638
#AL5597, 4.50%, 6/01/44	198,109	221,652
#AS2947, 4.00%, 7/01/44	578,374	634,889
#AY6181, 3.50%, 4/01/45	56,248	60,774
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#AS5480, 4.50%, 7/01/45	$61,047	$68,211
#AL9475, 4.50%, 11/01/45	79,188	88,511
#FM5434, 4.50%, 5/01/46	100,000	111,390
#AS7313, 3.50%, 6/01/46	475,497	517,977
#AS7488, 3.00%, 7/01/46	945,659	1,036,749
#FM5291, 3.00%, 7/01/46	377,725	409,096
#BM1922, 4.50%, 7/01/46	165,905	190,478
#BC1509, 3.00%, 8/01/46	113,571	122,415
#AS7844, 3.00%, 9/01/46	155,015	166,836
#BC2817, 3.00%, 9/01/46	215,565	230,807
#AL9397, 3.00%, 10/01/46	167,924	180,634
#AL9546, 3.50%, 11/01/46	123,542	132,573
#AS8451, 3.00%, 12/01/46	54,132	57,462
#BC9096, 3.50%, 12/01/46	47,550	51,043
#BM4897, 3.50%, 12/01/46	127,956	138,580
#BM4226, 3.00%, 1/01/47	856,315	933,629
#BM5520, 3.50%, 2/01/47	613,808	657,500
#BM4696, 3.00%, 3/01/47	1,035,814	1,112,433
#FM1349, 3.50%, 3/01/47	414,649	452,069
#AS9453, 4.00%, 4/01/47	717,748	781,967
#BM2000, 3.50%, 5/01/47	161,371	173,000
#FM3347, 3.50%, 5/01/47	290,526	312,094
#MA3088, 4.00%, 8/01/47	318,176	343,987
#CA0148, 4.50%, 8/01/47	63,817	69,518
#890843, 3.00%, 9/01/47	66,821	72,286
#MA3149, 4.00%, 10/01/47	116,115	125,099
#BH4095, 4.00%, 10/01/47	43,364	46,750
#BE2735, 4.50%, 10/01/47	15,091	16,796
#BH5764, 4.50%, 11/01/47	57,448	63,882

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BM3208, 4.50%, 11/01/47	$87,553	$96,999
#CA0717, 4.50%, 11/01/47	174,184	189,740
#MA3210, 3.50%, 12/01/47	654,424	698,873
4.00%, 12/01/47	37,469	40,344
#FM1002, 3.50%, 1/01/48	905,544	985,060
#FM2201, 4.00%, 1/01/48	108,450	116,519
#CA1021, 4.50%, 1/01/48	133,549	148,506
#BM5526, 3.50%, 2/01/48	154,365	164,515
#BM5073, 3.00%, 4/01/48	882,044	945,649
#FM3753, 3.50%, 4/01/48	158,438	172,024
#BJ0685, 4.00%, 4/01/48	88,058	94,730
#CA1565, 4.50%, 4/01/48	41,361	45,137
#BJ9172, 4.50%, 5/01/48	269,129	296,814
#BM5896, 4.50%, 5/01/48	143,367	161,641
#BJ2763, 4.50%, 5/01/48	252,164	276,098
#CA1707, 4.50%, 5/01/48	140,349	154,641
#FM5380, 4.00%, 6/01/48	500,000	539,691
#BJ9257, 4.50%, 6/01/48	57,042	63,200
#BK0922, 4.50%, 7/01/48	137,534	149,213
#CA2047, 4.50%, 7/01/48	154,240	171,282
#FM3469, 3.50%, 8/01/48	281,067	302,332
#BN0691, 4.50%, 8/01/48	57,620	63,441
#BM4351, 4.50%, 8/01/48	101,906	113,382
#CA2199, 4.50%, 8/01/48	203,072	223,742
#CA2251, 5.00%, 8/01/48	34,137	37,773
#BK4814, 4.50%, 9/01/48	40,786	44,327
#CA2471, 4.00%, 10/01/48	1,312,839	1,414,717
#BK7603, 4.50%, 10/01/48	52,197	57,736
#CA2482, 4.50%, 10/01/48	212,839	235,439
#FM3141, 3.50%, 11/01/48	356,625	381,133
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM3773, 3.50%, 11/01/48	$400,088	$429,733
#FM3278, 3.50%, 11/01/48	180,022	191,412
#FM3158, 4.00%, 11/01/48	74,399	81,233
#FM5054, 4.00%, 11/01/48	89,596	95,937
#BN1628, 4.50%, 11/01/48	672,065	730,891
#BN1623, 4.50%, 11/01/48	197,124	218,534
#MA3527, 5.00%, 11/01/48	211,729	234,365
#FM5370, 3.00%, 12/01/48	95,803	102,044
#BN0302, 4.50%, 12/01/48	277,335	305,081
#BM5119, 4.50%, 12/01/48	196,569	217,268
#FM1518, 4.50%, 12/01/48	159,638	172,910
#BN0341, 5.00%, 12/01/48	206,400	228,031
#FM3215, 3.50%, 1/01/49	145,821	157,850
#BM5317, 4.50%, 1/01/49	89,099	97,888
#BN3960, 4.50%, 1/01/49	772,439	839,774
#CA2963, 4.50%, 1/01/49	557,897	606,366
#BM5862, 4.50%, 2/01/49	291,776	324,503
#CA3094, 4.50%, 2/01/49	554,707	637,947
#BM5629, 4.50%, 2/01/49	53,026	58,648
#BM5509, 5.00%, 2/01/49	111,375	124,950
#FM1098, 4.00%, 5/01/49	52,896	57,559
#CA3516, 4.50%, 5/01/49	505,517	581,378
#FM1637, 4.50%, 5/01/49	222,389	244,199
#FM5315, 3.50%, 6/01/49	840,339	897,283
#FM1193, 3.50%, 6/01/49	59,741	64,600
#BN6688, 4.00%, 6/01/49	312,577	345,570
#BO0968, 4.00%, 6/01/49	65,691	70,465

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA3809, 3.00%, 7/01/49	$134,322	$143,900
#FM1263, 4.50%, 7/01/49	201,007	219,456
#FM4117, 4.50%, 7/01/49	79,829	87,843
#FM1241, 3.50%, 8/01/49	62,919	68,061
#CA4033, 4.50%, 8/01/49	114,610	125,145
#FM1468, 5.00%, 8/01/49	482,147	532,284
#BN7753, 3.00%, 9/01/49	425,692	459,864
#FM3572, 4.50%, 9/01/49	591,230	650,472
#FM1539, 4.50%, 9/01/49	49,937	54,295
#FM1727, 5.00%, 9/01/49	434,101	488,661
#BO2252, 3.50%, 10/01/49	81,600	89,205
#FM3083, 4.50%, 10/01/49	127,123	137,640
#BO2878, 11/01/49(m)	105,349	110,908
#FM3002, 4.50%, 11/01/49	66,796	72,943
#BO8513, 12/01/49(m)	51,755	54,446
#CA4823, 4.00%, 12/01/49	136,332	146,088
#CA4819, 4.00%, 12/01/49	155,063	170,406
#FM3155, 5.00%, 12/01/49	64,302	70,989
#BO8932, 3.00%, 1/01/50	64,706	68,762
#CA4979, 3.00%, 1/01/50	513,783	542,050
#FM2378, 4.50%, 1/01/50	115,092	125,623
#BP2319, 3.00%, 2/01/50	171,373	182,380
#FM2333, 3.50%, 2/01/50	217,198	231,717
#FM0062, 3.50%, 2/01/50	530,318	572,170
#BO7302, 4.50%, 2/01/50	222,335	241,829
#BO7625, 3.00%, 3/01/50	176,700	188,219
#FM2745, 4.50%, 3/01/50	67,731	73,890
#CA5379, 4.50%, 3/01/50	346,847	386,791
#FM3957, 5.00%, 3/01/50	168,367	186,166
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA5522, 4.00%, 4/01/50	$585,558	$644,298
#FM3948, 4.00%, 4/01/50	579,724	638,042
#BP2389, 4.50%, 4/01/50	96,743	105,303
#MA4031, 4.50%, 5/01/50	538,289	586,051
#CA6000, 3.00%, 6/01/50	185,563	200,349
#CA6053, 3.00%, 6/01/50	268,727	290,140
#BP9421, 3.00%, 7/01/50	97,874	104,964
#FM3978, 4.00%, 7/01/50	83,227	90,353
#BP7009, 3.00%, 8/01/50	88,555	93,796
#BQ1402, 3.00%, 8/01/50	88,665	95,087
#BP8713, 3.00%, 8/01/50	99,060	105,669
#FM5289, 3.00%, 8/01/50	1,336,111	1,406,883
#FM5292, 3.00%, 8/01/50	303,817	329,917
#FM4281, 3.50%, 8/01/50	1,103,870	1,208,753
#FM4532, 3.00%, 9/01/50	275,489	293,994
#FM4737, 3.50%, 9/01/50	94,925	100,953
#CA7070, 4.00%, 9/01/50	74,925	83,649
#CA7073, 4.00%, 9/01/50	34,453	37,905
#FM4577, 2.50%, 10/01/50	98,536	104,846
#BQ5876, 2.50%, 11/01/50	98,691	105,641
#FM4862, 2.50%, 11/01/50	1,525,304	1,626,074
#FM4925, 3.00%, 11/01/50	97,757	105,547
#BQ6341, 3.00%, 11/01/50	96,632	103,445
#CA8136, 2.50%, 12/01/50	435,415	464,181
#CA8137, 2.50%, 12/01/50	1,341,397	1,430,017
#MA4210, 2.50%, 12/01/50	399,998	421,103
#CA8460, 2.50%, 1/01/51	499,201	525,863
#FM5423, 2.50%, 1/01/51	199,202	212,210
#BF0301, 4.50%, 8/01/58	690,305	791,266
#BF0338, 1/01/59(m)	460,268	523,551

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA7241, 2.50%, 9/15/60	$1,964	$2,087
#CA7227, 2.50%, 8/15/61	1,697	1,825
Real Estate Mortgage Investment Conduits,
Series 2020-32, Class PI, 4.00%, 5/25/50	189,822	25,127
Series 2020-47, Class GZ, 2.00%, 7/25/50	101,173	101,293
Series 2020-56, Class DI, 2.50%, 8/25/50	194,596	30,472
Series 2020-73, Class AI, 2.00%, 10/25/50	97,801	8,492
Series 2020-74, Class EI, 2.50%, 10/25/50	97,407	14,446
Series 2020-89, Class DI, 2.50%, 12/25/50	296,451	39,456
Series 2020-97, Class AI, 2.00%, 1/25/51	498,780	65,089
Series 2021-3, Class QI, 2.50%, 2/25/51	900,000	116,719
Series 2021-3, Class IB, 2.50%, 2/25/51	300,000	47,882
		54,002,544
Government National Mortgage Association – 3.2%
Pool TBA,
2/01/51(m)	11,721,000	12,342,258
3/01/51(m)	6,025,000	6,318,985

Series 2013-107, Class AD, 2.69%, 11/16/47(c)	143,731	151,819
Series 2014-17, Class AM, 2.70%, 6/16/48(c)	40,353	42,487
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.58%, 10/20/64(d)	248,699	248,965
Series 2019-123, Class A, 3.00%, 10/20/49	46,548	47,931
Series 2020-123, Class IL, 2.50%, 8/20/50	99,066	14,129
Series 2020-123, Class NI, 2.50%, 8/20/50	198,054	29,267
Series 2020-127, Class IN, 2.50%, 8/20/50	98,858	13,827
Series 2020-129, Class IE, 2.50%, 9/20/50	98,650	14,067
Series 2020-144, Class IO, 2.50%, 9/20/50	197,311	23,222
Series 2020-146, Class DI, 2.50%, 10/20/50	98,748	11,304
Series 2020-151, Class MI, 2.50%, 10/20/50	594,254	72,483
	Par	Value
Government National Mortgage Association (Continued)

Series 2020-160, Class IH, 2.50%, 10/20/50	$99,328	$14,726
Series 2020-160, Class VI, 2.50%, 10/20/50	99,027	14,594
Series 2020-160, Class YI, 2.50%, 10/20/50	298,260	43,692
Series 2020-181, Class WI, 2.00%, 12/20/50	498,266	53,452
Series 2020-185, Class MI, 2.50%, 12/20/50	99,765	12,910
Series 2020-190, Class IO, 1.06%, 11/16/62(c)	3,615,324	333,773
Series 2020-47, Class MI, 3.50%, 4/20/50	382,351	56,232
Series 2020-47, Class NI, 3.50%, 4/20/50	95,691	15,493
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.65%, 6/20/69(d)	272,271	273,442
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.28%, 5/20/70(d)	199,462	208,976
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 0.58%, 7/20/70(d)	989,805	994,188
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 0.53%, 8/20/70(d)	279,760	279,917
Series 2021-5, Class IO, 1.11%, 1/16/61(c)	4,800,000	446,402
		22,078,541
Government National Mortgage Association I – 0.1%
Pool,
#AB2892, 3.00%, 9/15/42	175,168	185,083
#AB9108, 3.00%, 10/15/42	120,305	127,323
#784571, 3.50%, 6/15/48	118,541	127,975
#BS8439, 3.50%, 5/15/50	98,063	105,286
		545,667
Government National Mortgage Association II – 3.4%
Pool,
4.00%, 5/15/27	2,071	2,220
#MA2677, 3.00%, 3/20/45	371,783	396,644
#MA2678, 3.50%, 3/20/45	21,500	23,139
#MA2753, 3.00%, 4/20/45	1,023,158	1,093,824

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA2754, 3.50%, 4/20/45	$15,000	$16,097
#MA3173, 3.50%, 10/20/45	15,760	17,139
#MA3310, 3.50%, 12/20/45	78,875	84,876
#MA3376, 3.50%, 1/20/46	16,058	17,235
#MA3596, 3.00%, 4/20/46	65,488	69,660
#MA3663, 3.50%, 5/20/46	626,637	678,086
#MA3736, 3.50%, 6/20/46	824,245	887,037
#MA3802, 3.00%, 7/20/46	14,245	15,212
#MA3873, 3.00%, 8/20/46	201,471	215,157
#MA3937, 3.50%, 9/20/46	74,164	79,894
#MA4003, 3.00%, 10/20/46	20,664	22,044
#MA4068, 3.00%, 11/20/46	142,819	152,529
#MA4126, 3.00%, 12/20/46	253,126	270,340
#MA4195, 3.00%, 1/20/47	72,873	77,608
#MA4261, 3.00%, 2/20/47	44,405	47,372
#MA4322, 4.00%, 3/20/47	277,421	300,138
#MA4384, 4.50%, 4/20/47	298,419	327,492
#MA4451, 3.50%, 5/20/47	757,017	808,897
#MA4452, 4.00%, 5/20/47	63,892	69,252
#MA4511, 6/20/47(m)	565,311	611,721
#MA4587, 7/20/47(m)	67,710	73,202
#784577, 4.00%, 7/20/47	933,780	1,013,781
#MA4837, 3.50%, 11/20/47	532,077	569,010
#MA4838, 4.00%, 11/20/47	314,351	340,424
#MA4899, 3.00%, 12/20/47	99,954	105,868
#MA4900, 3.50%, 12/20/47	112,464	120,148
#MA4901, 4.00%, 12/20/47	135,628	146,677
#MA5019, 3.50%, 2/20/48	268,998	288,249
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA5020, 4.00%, 2/20/48	$77,305	$83,289
#MA5078, 4.00%, 3/20/48	396,109	427,863
#784674, 3.50%, 4/20/48	139,433	156,059
#MA5137, 4.00%, 4/20/48	66,350	71,395
#MA5138, 4/20/48(m)	86,978	94,664
#MA5193, 4.50%, 5/20/48	272,055	296,086
#MA5265, 4.50%, 6/20/48	170,568	185,302
#MA5331, 4.50%, 7/20/48	91,338	99,397
#MA5467, 4.50%, 9/20/48	218,169	237,423
#MA5529, 4.50%, 10/20/48	194,308	211,475
#MA5530, 5.00%, 10/20/48	269,007	293,607
#MA5596, 4.50%, 11/20/48	776,524	845,022
#MA5652, 4.50%, 12/20/48	56,450	61,433
#MA5711, 4.50%, 1/20/49	554,750	601,010
#MA5712, 5.00%, 1/20/49	422,412	461,227
#MA5762, 3.50%, 2/20/49	114,185	121,570
#MA5817, 4.00%, 3/20/49	518,743	556,242
#MA5818, 4.50%, 3/20/49	97,984	106,622
#MA5877, 4.50%, 4/20/49	76,536	83,226
#BM7486, 3.50%, 7/20/49	408,604	434,346
#784825, 3.50%, 10/20/49	87,517	90,715
#BM9743, 4.00%, 11/20/49	364,268	398,323
#MA6338, 3.00%, 12/20/49	522,996	548,300
#784905, 3.00%, 1/20/50	91,982	96,510
#BM7534, 3.50%, 2/20/50	89,715	95,694
#BS1742, 4.00%, 2/20/50	92,350	101,206
#MA6477, 4.50%, 2/20/50	135,320	146,004
#BT0812, 3.00%, 3/20/50	332,351	348,839
#MA6544, 4.50%, 3/20/50	72,637	78,287

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#BS8420, 4.00%, 4/20/50	$192,519	$210,873
#MA6656, 3.00%, 5/20/50	278,506	292,035
#MA6658, 4.00%, 5/20/50	23,954	25,627
#MA6659, 4.50%, 5/20/50	600,499	647,064
#MA6766, 3.00%, 7/20/50	3,164,252	3,325,468
#MA6820, 3.00%, 8/20/50	514,248	539,916
#MA6823, 4.50%, 8/20/50	24,557	26,589
#MA6866, 3.00%, 9/20/50	586,546	618,639
#MA6932, 3.00%, 10/20/50	393,865	416,819
#BS8546, 2.50%, 12/20/50	99,830	106,566
#BT1888, 2.50%, 12/20/50	99,752	104,994
#MA7053, 3.00%, 12/20/50	695,888	741,558
		23,328,256
Uniform Mortgage-Backed Securities – 7.9%
Pool TBA,
2/01/36(m)	8,789,600	9,163,555
2/01/51(m)	25,990,000	27,380,300
3/01/51(m)	17,351,000	18,094,739
		54,638,594
Total Mortgage-Backed Securities (Cost $189,426,707)		192,208,424

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	80,000	143,783
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	255,820
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	35,000	57,469
7.55%, 4/01/39	15,000	26,009
	Par	Value
California (Continued)

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	$45,000	$74,183
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	115,000	171,947
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	15,000	21,641
		750,852
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	21,000	31,375
Illinois – 0.0%(g)
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	200,000	223,824
Missouri – 0.0%(g)
Missouri State Health & Educational Facilities Authority Educational Facilities Taxable Revenue Refunding Bonds, The Washington University, 3.23%, 5/15/50	100,000	115,104
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	35,000	58,529
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	25,000	32,613
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	15,000	23,692

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	$15,000	$23,222
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	41,112
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	20,000	28,400
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	30,000	41,748
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	81,037
		271,824
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	40,000	74,452
Texas – 0.0%(g)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	40,000	60,498
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.51%, 4/01/39	60,000	89,839
		150,337
Washington – 0.1%
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	351,675
Total Municipal Bonds (Cost $1,808,948)		2,027,972

U.S. Government Obligations – 16.0%
U.S. Treasury Bonds – 5.5%
4.25%, 5/15/39	51,000	73,342
4.50%, 8/15/39	51,000	75,586
	Par	Value
U.S. Treasury Bonds (Continued)
4.37%, 11/15/39	$51,000	$74,667
4.62%, 2/15/40	370,000	557,919
1.13%, 5/15/40	372,000	339,450
3.87%, 8/15/40	370,000	512,508
1.13%, 8/15/40	372,000	338,520
4.25%, 11/15/40	370,000	537,165
1.38%, 11/15/40	2,042,000	1,940,857
3.12%, 2/15/43	198,000	250,207
2.87%, 5/15/43	198,000	240,879
3.62%, 8/15/43	198,000	269,373
3.75%, 11/15/43	198,000	274,447
2.50%, 2/15/45	2,059,000	2,354,740
2.87%, 11/15/46(o)	193,000	236,259
2.75%, 11/15/47	2,059,000	2,472,650
3.00%, 2/15/48(o)	2,252,000	2,830,131
2.25%, 8/15/49(o)	1,070,000	1,169,853
2.38%, 11/15/49	477,000	535,451
2.00%, 2/15/50	5,591,000	5,792,582
1.25%, 5/15/50(o)	9,410,000	8,107,303
1.38%, 8/15/50	7,245,000	6,449,182
1.63%, 11/15/50(o)	2,520,000	2,385,731
		37,818,802
U.S. Treasury Inflation-Indexed Bonds – 1.3%
0.13%, 1/15/31(o)	4,530,000	5,074,107
3.37%, 4/15/32	470,000	1,049,853
2.12%, 2/15/40	610,000	1,127,547
2.13%, 2/15/41	220,000	406,756
1.38%, 2/15/44	870,000	1,382,927
		9,041,190
U.S. Treasury Notes – 9.2%
1.75%, 4/30/22(o)	727,000	741,767
1.75%, 7/15/22	3,158,000	3,233,002
1.50%, 9/15/22	75,000	76,670
1.38%, 10/15/22	84,000	85,785
2.12%, 12/31/22(o)	392,000	406,930
0.50%, 3/15/23	3,158,000	3,182,302
0.25%, 4/15/23	3,158,000	3,165,772
2.75%, 5/31/23	392,000	415,704
0.25%, 11/15/23	30,000	30,068
2.12%, 7/31/24(o)	392,000	417,664
1.75%, 7/31/24	662,000	696,626
1.50%, 9/30/24	384,000	401,175
1.50%, 10/31/24	3,601,000	3,764,311
2.25%, 11/15/24	1,540,000	1,653,936
1.75%, 12/31/24(o)	4,488,000	4,740,625
2.00%, 2/15/25	487,000	519,968
0.50%, 3/31/25	1,540,000	1,550,768
0.38%, 4/30/25	5,141,000	5,148,029
2.12%, 5/15/25	420,000	451,779
0.25%, 5/31/25	11,430,000	11,379,547

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
U.S. Treasury Notes (Continued)
0.25%, 10/31/25	$80,000	$79,394
1.50%, 8/15/26	558,000	587,142
1.63%, 11/30/26	723,000	766,126
0.63%, 3/31/27	621,000	620,393
0.50%, 4/30/27	621,000	615,202
2.37%, 5/15/27	614,000	679,453
0.50%, 5/31/27	1,958,000	1,937,349
2.25%, 8/15/27	1,729,000	1,901,360
0.38%, 9/30/27	2,110,000	2,061,866
0.50%, 10/31/27	70,000	68,887
0.63%, 11/30/27	2,140,000	2,121,275
0.75%, 1/31/28	5,390,000	5,379,051
2.87%, 8/15/28(o)	122,000	140,186
3.12%, 11/15/28(o)	122,000	142,740
2.62%, 2/15/29	253,000	286,888
2.37%, 5/15/29	253,000	282,194
1.62%, 8/15/29	890,000	939,124
1.75%, 11/15/29	453,000	482,746
1.50%, 2/15/30	574,000	598,103
0.63%, 8/15/30(o)	40,000	38,375
0.88%, 11/15/30(o)	1,870,000	1,832,308
		63,622,590
Total U.S. Government Obligations (Cost $113,230,754)		110,482,582

	Number of Shares	Value
Investment Companies – 10.1%
BlackRock Allocation Target Shares - BATS, Series A	3,765,668	37,807,307
iShares iBoxx $ Investment Grade Corporate Bond ETF	46,493	6,304,451
Schwab U.S. TIPS ETF	197,814	12,315,900
Vanguard Long-Term Treasury ETF	143,260	13,250,117
Total Investment Companies (Cost $68,991,103)		69,677,775

	Par	Value
Short-Term Investments – 11.4%
Borrowed Bond Agreements – 0.5%
BofA Securities, Inc., 0.02%, Open (Purchased on 1/29/21 to be repurchased at $1,256,215, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,446,000 and $1,256,213, respectively)(p)	$1,256,212	$1,256,212
BofA Securities, Inc., (0.05)%, Open (Purchased on 1/29/21 to be repurchased at $103,293, collateralized by U.S. Treasury Notes, 0.88%, due 11/15/30, par and fair value of $105,000 and $103,294, respectively)(p)	103,294	103,294
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/29/21 to be repurchased at $375,862, collateralized by U.S. Treasury Notes, 0.63%, due 8/15/30, par and fair value of $390,000 and $375,863, respectively)(p)	375,863	375,863
BofA Securities, Inc., (0.01)%, Open (Purchased on 1/29/21 to be repurchased at $571,090, collateralized by U.S. Treasury Bonds, 1.63%, due 11/15/50, par and fair value of $598,000 and $571,090, respectively)(p)	571,090	571,090
BofA Securities, Inc., 0.02%, Open (Purchased on 1/29/21 to be repurchased at $1,546,898, collateralized by U.S. Treasury Notes, 0.63%, due 5/15/30, par and fair value of $1,603,000 and $1,546,895, respectively)(p)	1,546,895	1,546,895
		3,853,354
Corporate Bonds – 0.2%
Bank of New York Mellon (The) Corp., (3M USD LIBOR + 3.42%), 3.66%, 3/20/21(d)(i)	105,000	104,344

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Corporate Bonds (Continued)
Capital One Financial Corp., 4.75%, 7/15/21	$22,000	$22,442
Cigna Corp., 3.40%, 9/17/21	20,000	20,388
CVS Health Corp., 3.35%, 3/09/21	75,000	75,229
Elanco Animal Health, Inc., 4.91%, 8/27/21	26,000	26,557
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	245,000	245,283
General Motors Financial Co., Inc., 3.45%, 1/14/22	176,000	180,438
Huntington National Bank (The), 3.25%, 5/14/21	250,000	251,509
Lennar Corp., 4.13%, 1/15/22	29,000	29,587
Navient Corp., 6.62%, 7/26/21	27,000	27,607
NBCUniversal Enterprise, Inc., 5.25%, 3/19/21(b)(i)	430,000	431,075
Sherwin-Williams (The) Co., 4.20%, 1/15/22	205,000	210,555
Southern California Edison Co., 2.90%, 3/01/21	30,000	30,064
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)	37,500	37,832
State Street Corp., (3M USD LIBOR + 3.60%), 3.81%, 3/15/21(d)(i)	80,000	80,040
		1,772,950
Foreign Issuer Bonds – 0.1%
Royal Bank of Canada, 3.20%, 4/30/21	220,000	221,602
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	70,000	70,574
Toronto-Dominion Bank (The), 3.25%, 6/11/21	220,000	222,441
		514,617
Money Market Fund – 4.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(q)	31,775,960	31,775,960
U.S. Government Obligations – 0.3%
U.S. Treasury Notes,
1.50%, 1/31/22	764,000	774,624
	Par	Value
U.S. Government Obligations (Continued)
U.S. Treasury Notes,
1.13%, 7/31/21	$860,000	$864,367
1.75%, 7/31/21(o)	461,000	464,782
		2,103,773
U.S. Treasury Bills – 5.7%
U.S. Treasury Bill,
0.09%, 2/18/21(r)	1,360,000	1,359,973
0.08%, 3/02/21(r)	1,380,000	1,379,933
0.10%, 3/18/21(r)	1,370,000	1,369,893
0.11%, 4/29/21(r)	4,230,000	4,229,361
0.08%, 3/23/21(r)	400,000	399,967
United States Cash Management Bill,
0.08%, 4/06/21(r)	6,930,000	6,929,322
0.08%, 5/11/21(r)	400,000	399,945
0.08%, 4/20/21(r)	17,090,000	17,087,778
0.09%, 5/04/21(r)	4,070,000	4,069,064
0.08%, 5/18/21(r)	2,050,000	2,049,547
		39,274,783
Total Short-Term Investments (Cost $79,297,634)		79,295,437

Number of Contracts		Notional Amount	Value
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(g)
U.S. Treasury Long Bond Future Expiring 2/21, Strike Price $170.50, Expires 2/05/21	2	337,438	531
Call Options - Over the Counter – 0.0%(g)
Chilean Peso vs. U.S. Dollar, Strike Price $730.00, Expires 3/18/21, Counterparty: Morgan Stanley	2	332,000	7,251
Mexican Peso vs. U.S. Dollar, Strike Price $22.35, Expires 2/12/21, Counterparty: Morgan Stanley	1	220,000	133
Russian Ruble vs. Euro, Strike Price EUR 92.00, Expires 2/05/21, Counterparty: BNP Paribas	2	170,000(s)	1,491
Russian Ruble vs. U.S. Dollar, Strike Price $81.00, Expires 2/12/21, Counterparty: Citibank	1	94,400	80

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
South African Rand vs. U.S. Dollar, Strike Price $14.75, Expires 3/18/21, Counterparty: JPMorgan Chase	1	$116,000	$4,872
South Korean Won vs. U.S. Dollar, Strike Price $1,115.00, Expires 2/09/21, Counterparty: Bank of America	2	134,000	901
U.S. Dollar vs. Euro, Strike Price EUR 1.22, Expires 1/29/21, Counterparty: Citibank	1	2,470,000(s)	1,919
U.S. Dollar vs. Euro, Strike Price $1.25, Expires 6/28/21, Counterparty: BNP Paribas	1	190,000(s)	52,364
			69,011
Put Options - Exchange Traded – 0.1%
10-Year U.S. Treasury Note Future Expiring 3/21, Strike Price $137.25, Expires 2/19/21	5	685,156	2,734
1-Year Mid Curve Future Expiring 9/21, Strike Price $997.50, Expires 9/10/21	506	4,661,208,750	53,763
2-Year Mid Curve Future Expiring 9/21, Strike Price $993.75, Expires 9/10/21	698	173,575,150	152,688
3-Year Mid Curve Future Expiring 6/21, Strike Price $992.50, Expires 6/11/21	402	100,344,225	163,312
			372,497
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price $4.95, Expires 2/05/21, Counterparty: Morgan Stanley	1	221,000	3
Brazilian Real vs. U.S. Dollar, Strike Price $5.05, Expires 3/02/21, Counterparty: Morgan Stanley	1	3,404,814	6,473
Brazilian Real vs. U.S. Dollar, Strike Price $5.20, Expires 3/23/21, Counterparty: HSBC Bank	1	133,000	1,372
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.25, Expires 2/11/21, Counterparty: Morgan Stanley	1	733,000	1,856
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Brazilian Real vs. U.S. Dollar, Strike Price $5.30, Expires 3/25/21, Counterparty: Deutsche Bank	1	$417,000	$6,929
Brazilian Real vs. U.S. Dollar, Strike Price $5.35, Expires 3/10/21, Counterparty: Morgan Stanley	2	266,000	4,274
Chinese Yuan vs. U.S. Dollar, Strike Price $6.42, Expires 2/04/21, Counterparty: BNP Paribas	1	4,870,000	3,857
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,760.00, Expires 2/12/21, Counterparty: Morgan Stanley	1	440,000	23,822
Hungarian Forint vs. Euro, Strike Price EUR 340.00, Expires 5/28/21, Counterparty: BNP Paribas	1	60,000(s)	3,636
Indonesian Rupiah vs. U.S. Dollar, Strike Price $14,000.00, Expires 2/09/21, Counterparty: JPMorgan Chase	2	294,000	1,075
Indonesian Rupiah vs. U.S. Dollar, Strike Price $14,100.00, Expires 2/08/21, Counterparty: BNP Paribas	2	294,000	2,148
Japanese Yen vs. Euro, Strike Price EUR 126.00, Expires 2/10/21, Counterparty: Barclays Bank PLC	2	192,000(s)	305
Mexican Peso vs. U.S. Dollar, Strike Price $19.50, Expires 2/12/21, Counterparty: Goldman Sachs	1	477,000	247
Mexican Peso vs. U.S. Dollar, Strike Price MXN 19.50, Expires 2/12/21, Counterparty: Morgan Stanley	1	477,000	801
Mexican Peso vs. U.S. Dollar, Strike Price $19.57, Expires 2/04/21, Counterparty: Morgan Stanley	1	4,040,000	436
Mexican Peso vs. U.S. Dollar, Strike Price $19.60, Expires 2/18/21, Counterparty: Morgan Stanley	1	100,000	116

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Mexican Peso vs. U.S. Dollar, Strike Price $20.00, Expires 2/22/21, Counterparty: Citibank	1	$441,000	$2,060
Mexican Peso vs. U.S. Dollar, Strike Price $20.30, Expires 2/26/21, Counterparty: HSBC Bank	1	134,000	1,430
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.60, Expires 2/12/21, Counterparty: Goldman Sachs	1	733,000	10,790
Norwegian Kroner vs. U.S. Dollar, Strike Price $8.65, Expires 2/12/21, Counterparty: Bank of America	1	118,000	1,890
Polish Zloty vs. Euro, Strike Price EUR 4.25, Expires 5/28/21, Counterparty: BNP Paribas	1	60,000(s)	1,187
Russian Ruble vs. Euro, Strike Price EUR 89.00, Expires 2/05/21, Counterparty: Bank of America	2	242,000(s)	96
Russian Ruble vs. U.S. Dollar, Strike Price RUB 75.50, Expires 2/12/21, Counterparty: Deutsche Bank	1	441,000	4,123
Russian Ruble vs. U.S. Dollar, Strike Price $76.00, Expires 2/19/21, Counterparty: Citibank	1	294,000	4,438
South Korean Won vs. U.S. Dollar, Strike Price $1,071.00, Expires 2/04/21, Counterparty: Bank of America	2	18,000	17
South Korean Won vs. U.S. Dollar, Strike Price $1,090.00, Expires 2/09/21, Counterparty: Standard Chartered Bank	2	266,000	50
Turkish Lira vs. U.S. Dollar, Strike Price $7.35, Expires 4/23/21, Counterparty: Citibank	2	30,000	10,725
Turkish Lira vs. U.S. Dollar, Strike Price TRY 7.75, Expires 4/22/21, Counterparty: Citibank	1	44,000	2,021
Turkish Lira vs. U.S. Dollar, Strike Price $7.85, Expires 2/08/21, Counterparty: Deutsche Bank	1	118,000	8,272
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Australian Dollar, Strike Price AUD 0.75, Expires 3/31/21, Counterparty: Bank of America	1	$2,840,000(t)	$16,287
U.S. Dollar vs. Euro, Strike Price EUR 1.20, Expires 3/30/21, Counterparty: Morgan Stanley	1	4,800,000(s)	31,222
			151,958
Put Swaptions - Over the Counter – 0.0%(g)
Pay 1.50% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 03/08/2051, Strike Price $1.50, Expires 3/04/21, Counterparty: Citibank	1	1,645,791	64,927
Total Purchased Options (Premiums Received $694,867)			658,924

Total Long Positions – 110.8% (Cost $752,600,687)	766,819,026

	Par	Value
Short Positions – (6.2)%
Mortgage-Backed Securities – (5.7)%
Uniform Mortgage-Backed Securities - (5.7)%
Pool TBA, 2/01/51(m)	(12,993,787)	(13,699,929)
Pool TBA, 3/01/51(m)	(24,717,000)	(25,545,728)
Total Mortgage-Backed Securities (Proceeds $39,180,318)		(39,245,657)

U.S. Government Obligations – (0.5)%
U.S. Treasury Bonds – (0.2)%
1.25%, 5/15/50(o)	(1,446,000)	(1,245,819)
1.62%, 11/15/50(o)	(598,000)	(566,138)
		(1,811,957)
U.S. Treasury Notes – (0.3)%
0.63%, 5/15/30(o)	(1,603,000)	(1,542,637)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
U.S. Treasury Notes (Continued)
0.63%, 8/15/30(o)	$(390,000)	$(374,156)
0.87%, 11/15/30(o)	(105,000)	(102,884)
		(2,019,677)
Total U.S. Government Obligations (Proceeds $4,086,064)		(3,831,634)
Total Short Positions – (6.2)% (Proceeds $43,266,382)		(43,077,291)
Total Written Options – (0.0)%(g) (Premiums Received $243,311)		(117,370)
Liabilities less Other Assets – (4.6)%(u)		(31,883,130)
NET ASSETS – 100.0%		$691,741,235
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2021 is disclosed.
(d)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(e)	Restricted security that has been deemed illiquid. At January 31, 2021, the value of these restricted illiquid securities amounted to $654,930 or 0.09% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
Exantas Capital Corp. Ltd., 1.63%, 4/15/36	4/4/19	$500,000
Security	Acquisition Date	Acquisition Cost
PFP Ltd., 1.10%, 4/14/36	4/11/19	$155,808

(f)	Step coupon bond. Rate as of January 31, 2021 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2021 is disclosed.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	This is a Level 3 asset. The fair value price of $90.63 is based on a broker pricing matrix that adjusts for change in yields of various U.S. Treasury securities. During the fiscal period, the Fund purchased $170,000 of this security.
(k)	Century bond maturing in 2120.
(l)	Century bond maturing in 2121.
(m)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2021.
(n)	Century bond maturing in 2112.
(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	The amount to be repurchased assumes the maturity will be the day after the period end.
(q)	7-day current yield as of January 31, 2021 is disclosed.
(r)	Discount rate at the time of purchase.
(s)	The notional amount is EUR.
(t)	The notional amount is AUD.
(u)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
12MTA	12 Month Treasury Average
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	Government Obligation
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
COP	Colombian Peso
IDR	Indonesian Rupiah
RUB	Russian Ruble
BRL	Brazilian Real
MXN	Mexican Peso
TRY	Turkish Lira
AUD	Australian Dollar
Sector Diversification (%)
Corporate Bonds	25.8
Mortgage-Backed Securities	22.1
U.S. Government Obligations	15.4
Short-Term Investments	11.5
Foreign Issuer Bonds	10.7
Investment Companies	10.1
Asset-Backed Securities	8.6
All other sectors less than 5%	(4.2)
Total	100.0
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	13	3/08/2021	EUR	2,796,323	$(10,665)
10-Year U.S. Treasury Note	441	3/22/2021	USD	60,430,781	(252,641)
Ultra U.S. Treasury Bond	135	3/22/2021	USD	27,637,031	(812,501)
2-Year U.S. Treasury Note	105	3/31/2021	USD	23,202,539	8,804
5-Year U.S. Treasury Note	583	3/31/2021	USD	73,385,125	(34,292)
U.S. Treasury Long Bond	4	3/31/2021	USD	674,875	(1,731)
Total Long Contracts					$(1,103,026)
Short Contracts
30-Year Euro Buxl	(9)	3/08/2021	EUR	2,417,028	$15,028
90-Day Eurodollar	(529)	3/15/2021	USD	132,038,400	(87,175)
Ultra 10-Year U.S. Treasury Note	(143)	3/22/2021	USD	21,997,422	212,993
Long GILT	(16)	3/29/2021	GBP	2,939,137	13,237
U.S. Treasury Long Bond	(63)	3/31/2021	USD	10,629,281	235,794
90-Day Eurodollar	(161)	6/14/2021	USD	40,187,613	(233,415)
90-Day Eurodollar	(157)	12/13/2021	USD	39,171,500	(98,788)
Total Short Contracts					$57,674
					$(1,045,352)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/17/21	U.S. Dollars	6,024,919	Euro	4,907,000	BNP	$64,017
03/17/21	British Pounds	1,531,084	Euro	1,695,213	Deutsche Bank	39,026
03/17/21	British Pounds	1,297,492	Euro	1,440,812	BNP	27,931
03/17/21	British Pounds	1,726,739	U.S. Dollars	2,339,806	Deutsche Bank	26,664
03/17/21	British Pounds	665,000	U.S. Dollars	889,930	Barclays	21,443
03/17/21	British Pounds	695,854	Euro	769,272	UBS	19,165
02/03/21	U.S. Dollars	579,600	South Korean Won	628,015,920	Citibank	18,152
03/17/21	British Pounds	430,000	U.S. Dollars	571,352	HSBC	17,957
02/02/21	U.S. Dollars	966,000	Swedish Kronor	7,930,745	Bank of America	16,926
02/02/21	U.S. Dollars	966,000	Mexican Pesos	19,470,490	Citibank	16,174
02/02/21	U.S. Dollars	457,000	Brazilian Reals	2,417,948	Citibank	15,075
02/02/21	U.S. Dollars	966,000	Japanese Yen	99,701,053	Bank of America	14,155
02/03/21	U.S. Dollars	386,400	South Korean Won	418,954,200	Bank of America	11,854
03/17/21	British Pounds	290,000	U.S. Dollars	385,641	UBS	11,800
03/17/21	U.S. Dollars	1,957,567	Euro	1,602,207	Barclays	11,246
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/26/21	U.S. Dollars	751,365	Mexican Pesos	15,233,934	Barclays	$10,167
03/17/21	British Pounds	317,342	Euro	350,000	Goldman Sachs	9,740
02/17/21	Colombian Pesos	481,000,000	U.S. Dollars	125,000	Citibank	9,689
03/17/21	British Pounds	347,264	Euro	384,704	Bank of America	8,592
02/02/21	U.S. Dollars	966,000	Euro	788,974	Bank of America	8,541
03/17/21	U.S. Dollars	834,083	Euro	680,000	Morgan Stanley	8,036
03/17/21	Chinese Yuan Renminbi	12,060,000	U.S. Dollars	1,856,584	HSBC	6,894
02/17/21	U.S. Dollars	446,000	Russian Rubles	33,360,800	Citibank	5,697
03/17/21	British Pounds	270,000	U.S. Dollars	364,473	Goldman Sachs	5,558
02/17/21	U.S. Dollars	139,000	Colombian Pesos	476,700,500	Deutsche Bank	5,515
02/17/21	U.S. Dollars	216,042	Mexican Pesos	4,340,748	Citibank	4,652
03/17/21	U.S. Dollars	3,685,206	Euro	3,030,000	Goldman Sachs	4,438
02/02/21	U.S. Dollars	133,000	Brazilian Reals	703,539	BNP	4,415
03/17/21	U.S. Dollars	417,350	Euro	340,000	Deutsche Bank	4,326
02/17/21	U.S. Dollars	196,388	Mexican Pesos	3,953,742	Morgan Stanley	3,845
02/26/21	U.S. Dollars	241,410	Mexican Pesos	4,883,000	Deutsche Bank	3,830
03/17/21	British Pounds	533,589	Euro	599,000	Citibank	3,626
02/03/21	Indian Rupees	70,746,942	U.S. Dollars	966,000	Citibank	3,392
03/17/21	U.S. Dollars	659,185	Euro	540,000	JPMorgan Chase	3,206
03/17/21	U.S. Dollars	1,470,382	Euro	1,207,793	Citibank	3,185
02/17/21	South African Rand	2,071,571	U.S. Dollars	134,000	UBS	2,650
02/17/21	U.S. Dollars	167,661	Euro	136,000	Barclays	2,562
02/02/21	U.S. Dollars	322,000	Russian Rubles	24,201,520	BNP	2,212
02/17/21	U.S. Dollars	149,000	Norwegian Kroner	1,258,021	Deutsche Bank	2,128
03/17/21	Euro	350,000	U.S. Dollars	423,232	Bank of America	1,939
02/17/21	U.S. Dollars	88,000	South Korean Won	96,351,376	Morgan Stanley	1,849
03/17/21	Euro	520,000	U.S. Dollars	630,038	Goldman Sachs	1,645
02/24/21	Russian Rubles	10,129,680	U.S. Dollars	132,000	BNP	1,630
02/17/21	South African Rand	2,541,179	U.S. Dollars	166,000	Citibank	1,628
02/24/21	Chinese Offshore Yuan	1,908,814	U.S. Dollars	294,000	UBS	1,569
02/02/21	U.S. Dollars	322,000	South African Rand	4,846,905	Citibank	1,543
02/17/21	Indian Rupees	10,846,983	U.S. Dollars	147,000	JPMorgan Chase	1,431
03/17/21	U.S. Dollars	330,138	Australian Dollars	430,000	Goldman Sachs	1,424
03/02/21	U.S. Dollars	183,000	Brazilian Reals	994,413	Citibank	1,397
02/16/21	Turkish Lira	392,782	U.S. Dollars	52,000	Citibank	1,356
03/17/21	Euro	970,000	U.S. Dollars	1,177,091	BNP	1,240
03/17/21	U.S. Dollars	672,770	British Pounds	490,000	RBS	1,232
02/17/21	U.S. Dollars	146,000	Canadian Dollars	185,191	Deutsche Bank	1,171
03/17/21	Euro	294,318	U.S. Dollars	356,412	Morgan Stanley	1,117
02/17/21	Colombian Pesos	500,311,735	U.S. Dollars	139,000	BNP	1,096
02/24/21	U.S. Dollars	294,000	Taiwan Dollars	8,189,370	Citibank	1,092
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/02/21	U.S. Dollars	322,000	Swedish Kronor	2,681,656	Citibank	$992
02/02/21	U.S. Dollars	322,000	Russian Rubles	24,294,749	JPMorgan Chase	981
02/17/21	U.S. Dollars	67,000	Chilean Pesos	48,541,500	Citibank	925
02/02/21	British Pounds	235,649	U.S. Dollars	322,000	Barclays	875
03/17/21	U.S. Dollars	839,026	Euro	690,000	Bank of America	831
02/17/21	U.S. Dollars	100,000	Russian Rubles	7,519,000	BNP	763
02/02/21	U.S. Dollars	67,000	Brazilian Reals	362,470	Deutsche Bank	752
03/17/21	British Pounds	90,000	U.S. Dollars	122,605	State Street	739
02/16/21	U.S. Dollars	50,000	Norwegian Kroner	422,136	Deutsche Bank	716
02/17/21	U.S. Dollars	51,958	Mexican Pesos	1,053,163	Goldman Sachs	670
02/17/21	U.S. Dollars	55,261	Euro	45,000	JPMorgan Chase	633
02/24/21	Indonesian Rupiahs	618,070,784	U.S. Dollars	43,344	JPMorgan Chase	588
02/02/21	U.S. Dollars	322,000	South African Rand	4,862,039	BNP	543
03/17/21	British Pounds	72,163	Euro	81,000	Barclays	502
03/03/21	U.S. Dollars	322,000	Chilean Pesos	236,145,140	Standard Chartered Bank	497
03/02/21	U.S. Dollars	322,000	Polish Zloty	1,197,264	BNP	483
02/17/21	U.S. Dollars	31,819	Australian Dollars	41,000	JPMorgan Chase	482
03/17/21	British Pounds	102,035	U.S. Dollars	139,408	Citibank	430
03/17/21	Euro	550,000	British Pounds	487,209	BNP	414
03/02/21	U.S. Dollars	322,000	Euro	264,882	Citibank	359
02/02/21	Euro	265,605	U.S. Dollars	322,000	JPMorgan Chase	325
02/24/21	Indonesian Rupiahs	360,079,754	U.S. Dollars	25,304	UBS	289
02/02/21	U.S. Dollars	322,000	South African Rand	4,866,386	Bank of America	255
02/17/21	South African Rand	3,035,610	U.S. Dollars	200,000	BNP	243
03/02/21	U.S. Dollars	322,000	Japanese Yen	33,703,740	Citibank	151
02/24/21	Indonesian Rupiahs	100,976,020	U.S. Dollars	7,048	Deutsche Bank	129
03/17/21	Euro	155,682	U.S. Dollars	189,000	JPMorgan Chase	119
02/17/21	U.S. Dollars	50,000	Mexican Pesos	1,024,622	Bank of America	102
02/17/21	U.S. Dollars	67,000	South Korean Won	74,858,430	Deutsche Bank	67
02/24/21	Indonesian Rupiahs	90,157,597	U.S. Dollars	6,350	Citibank	58
03/17/21	British Pounds	16,226	U.S. Dollars	22,186	Standard Chartered Bank	52
02/17/21	Euro	110,000	U.S. Dollars	133,518	JPMorgan Chase	18
02/24/21	Russian Rubles	4,112,505	U.S. Dollars	54,236	Morgan Stanley	16
03/17/21	U.S. Dollars	10,703	Australian Dollars	14,000	State Street	—*
Total Unrealized Appreciation						$497,839

02/24/21	Taiwan Dollars	5,590,000	U.S. Dollars	200,000	Citibank	$(64)
02/17/21	U.S. Dollars	134,000	Mexican Pesos	2,752,990	Citibank	(68)
02/24/21	Russian Rubles	1,819,733	U.S. Dollars	24,118	JPMorgan Chase	(112)
03/17/21	U.S. Dollars	412,873	Euro	340,000	JPMorgan Chase	(151)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/02/21	Japanese Yen	33,711,790	U.S. Dollars	322,000	Citibank	$(154)
02/24/21	U.S. Dollars	126,000	Chinese Offshore Yuan	814,808	HSBC	(168)
04/20/21	Kazakhstan Tenge	8,334,863	U.S. Dollars	19,570	Citibank	(179)
03/17/21	Euro	79,505	U.S. Dollars	96,767	UBS	(186)
03/17/21	U.S. Dollars	837,977	Euro	690,000	Citibank	(217)
02/17/21	Russian Rubles	7,560,000	U.S. Dollars	100,000	Citibank	(221)
02/16/21	Norwegian Kroner	426,242	U.S. Dollars	50,000	JPMorgan Chase	(237)
03/03/21	Indian Rupees	23,545,767	U.S. Dollars	322,000	BNP	(266)
02/10/21	U.S. Dollars	100,000	Indonesian Rupiahs	1,408,800,000	Citibank	(297)
02/24/21	Russian Rubles	4,118,116	U.S. Dollars	54,667	Bank of America	(341)
02/02/21	Euro	265,042	U.S. Dollars	322,000	Citibank	(358)
02/03/21	U.S. Dollars	322,000	Indian Rupees	23,530,150	JPMorgan Chase	(416)
02/02/21	British Pounds	234,698	U.S. Dollars	322,000	JPMorgan Chase	(428)
02/17/21	Australian Dollars	41,000	U.S. Dollars	31,819	JPMorgan Chase	(482)
03/17/21	Euro	470,856	U.S. Dollars	572,575	JPMorgan Chase	(591)
02/17/21	Polish Zloty	191,450	U.S. Dollars	52,000	BNP	(595)
03/02/21	Russian Rubles	24,372,141	U.S. Dollars	322,000	JPMorgan Chase	(616)
02/17/21	Chilean Pesos	48,755,900	U.S. Dollars	67,000	Deutsche Bank	(633)
03/02/21	Brazilian Reals	270,230	U.S. Dollars	50,000	Deutsche Bank	(650)
02/02/21	British Pounds	234,486	U.S. Dollars	322,000	BNP	(718)
03/17/21	U.S. Dollars	473,131	British Pounds	345,755	Deutsche Bank	(721)
03/03/21	Indonesian Rupiahs	4,523,134,000	U.S. Dollars	322,000	Deutsche Bank	(772)
02/24/21	Russian Rubles	8,384,123	U.S. Dollars	111,386	Morgan Stanley	(784)
03/17/21	British Pounds	250,000	U.S. Dollars	343,476	Goldman Sachs	(855)
03/02/21	Brazilian Reals	542,450	U.S. Dollars	100,000	BNP	(936)
03/17/21	U.S. Dollars	269,950	Euro	223,000	State Street	(945)
02/02/21	Swedish Kronor	2,682,437	U.S. Dollars	322,000	Citibank	(992)
02/02/21	Euro	264,454	U.S. Dollars	322,000	JPMorgan Chase	(1,072)
02/24/21	Russian Rubles	12,505,235	U.S. Dollars	166,086	HSBC	(1,118)
02/16/21	U.S. Dollars	50,000	Turkish Lira	376,425	Bank of America	(1,134)
02/17/21	South Korean Won	73,664,691	U.S. Dollars	67,000	Morgan Stanley	(1,134)
03/09/21	Peruvian Nuevo Soles	315,656	U.S. Dollars	88,000	Citibank	(1,220)
02/17/21	Russian Rubles	12,558,400	U.S. Dollars	167,000	BNP	(1,251)
02/24/21	Colombian Pesos	207,905,519	U.S. Dollars	59,470	Citibank	(1,267)
02/24/21	Colombian Pesos	102,730,720	U.S. Dollars	30,029	BNP	(1,270)
02/24/21	U.S. Dollars	168,000	Chinese Offshore Yuan	1,093,176	JPMorgan Chase	(1,272)
02/17/21	U.S. Dollars	67,000	Colombian Pesos	243,913,500	Citibank	(1,300)
03/17/21	British Pounds	240,000	U.S. Dollars	330,230	Deutsche Bank	(1,314)
02/02/21	U.S. Dollars	322,000	Russian Rubles	24,472,000	BNP	(1,362)
02/17/21	Norwegian Kroner	1,263,310	U.S. Dollars	149,000	Bank of America	(1,511)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/02/21	South African Rand	4,866,772	U.S. Dollars	322,000	Citibank	$(1,528)
03/17/21	Euro	46,001	British Pounds	41,927	UBS	(1,579)
03/17/21	Euro	680,000	U.S. Dollars	827,636	HSBC	(1,589)
02/17/21	Mexican Pesos	1,341,715	U.S. Dollars	67,000	Citibank	(1,660)
03/17/21	U.S. Dollars	1,949,267	Euro	1,606,000	BNP	(1,662)
02/17/21	Russian Rubles	4,949,960	U.S. Dollars	67,000	Bank of America	(1,669)
02/24/21	Colombian Pesos	232,115,228	U.S. Dollars	66,834	Barclays	(1,854)
02/03/21	U.S. Dollars	322,000	Indonesian Rupiahs	4,547,284,000	JPMorgan Chase	(1,999)
02/02/21	U.S. Dollars	966,000	British Pounds	706,525	Bank of America	(2,046)
03/17/21	Euro	90,237	British Pounds	81,593	Goldman Sachs	(2,204)
02/02/21	Brazilian Reals	353,894	U.S. Dollars	67,000	Deutsche Bank	(2,319)
03/17/21	Euro	920,000	British Pounds	817,266	BNP	(2,458)
03/17/21	Euro	690,000	U.S. Dollars	840,921	Standard Chartered Bank	(2,727)
03/17/21	Euro	1,190,000	U.S. Dollars	1,448,848	Bank of America	(3,265)
03/17/21	U.S. Dollars	860,159	Chinese Yuan Renminbi	5,590,000	Barclays	(3,593)
02/02/21	Swedish Kronor	5,350,092	U.S. Dollars	644,000	Deutsche Bank	(3,754)
02/03/21	South Korean Won	355,971,000	U.S. Dollars	322,000	JPMorgan Chase	(3,761)
02/16/21	U.S. Dollars	44,000	Turkish Lira	353,100	Barclays	(3,965)
02/24/21	U.S. Dollars	208,330	Colombian Pesos	758,403,402	Deutsche Bank	(3,983)
02/02/21	Japanese Yen	67,011,902	U.S. Dollars	644,000	Bank of America	(4,238)
03/17/21	Australian Dollars	430,000	U.S. Dollars	332,959	Goldman Sachs	(4,245)
03/02/21	Mexican Pesos	6,531,899	U.S. Dollars	322,000	Citibank	(4,323)
03/31/21	U.S. Dollars	436,283	Indonesian Rupiahs	6,231,865,386	JPMorgan Chase	(4,777)
02/26/21	Mexican Pesos	4,855,387	U.S. Dollars	241,215	BNP	(4,979)
02/17/21	Mexican Pesos	5,146,057	U.S. Dollars	255,612	Morgan Stanley	(5,005)
02/02/21	Brazilian Reals	426,122	U.S. Dollars	83,000	Citibank	(5,118)
03/17/21	U.S. Dollars	1,337,732	British Pounds	980,000	RBS	(5,344)
02/24/21	U.S. Dollars	437,600	Indonesian Rupiahs	6,231,865,000	JPMorgan Chase	(5,348)
02/17/21	South Korean Won	257,025,240	U.S. Dollars	236,000	Barclays	(6,185)
02/26/21	Mexican Pesos	3,285,892	U.S. Dollars	166,274	Barclays	(6,400)
03/17/21	Euro	1,509,144	U.S. Dollars	1,839,796	BNP	(6,526)
03/17/21	U.S. Dollars	993,200	Chinese Yuan Renminbi	6,470,000	Citibank	(6,527)
03/17/21	Euro	2,360,495	U.S. Dollars	2,874,748	Goldman Sachs	(7,278)
03/17/21	Euro	2,160,000	U.S. Dollars	2,631,240	Barclays	(7,326)
02/17/21	Chilean Pesos	92,929,000	U.S. Dollars	134,000	Citibank	(7,504)
02/24/21	U.S. Dollars	1,140,403	Russian Rubles	87,149,491	Citibank	(9,266)
02/26/21	Mexican Pesos	10,520,000	U.S. Dollars	521,210	Citibank	(9,365)
02/03/21	Indonesian Rupiahs	13,402,284,000	U.S. Dollars	966,000	JPMorgan Chase	(11,074)
02/17/21	U.S. Dollars	606,142	South African Rand	9,359,111	Bank of America	(11,228)
02/17/21	U.S. Dollars	347,654	Colombian Pesos	1,283,890,324	Morgan Stanley	(11,858)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/17/21	Euro	731,182	British Pounds	660,672	JPMorgan Chase	$(17,220)
02/02/21	Russian Rubles	71,696,520	U.S. Dollars	966,000	JPMorgan Chase	(18,636)
03/17/21	U.S. Dollars	1,049,263	British Pounds	780,000	HSBC	(19,716)
03/17/21	U.S. Dollars	772,896	British Pounds	580,000	Morgan Stanley	(21,985)
02/02/21	Brazilian Reals	1,651,558	U.S. Dollars	324,000	BNP	(22,147)
03/17/21	Euro	1,360,000	U.S. Dollars	1,674,575	Citibank	(22,481)
03/17/21	U.S. Dollars	1,888,242	British Pounds	1,394,245	Barclays	(22,550)
02/02/21	Mexican Pesos	19,309,857	U.S. Dollars	966,000	Citibank	(24,010)
02/02/21	South African Rand	14,244,878	U.S. Dollars	966,000	BNP	(24,190)
03/17/21	Euro	1,122,580	British Pounds	1,014,502	Deutsche Bank	(26,678)
03/17/21	Euro	1,860,000	British Pounds	1,675,721	Barclays	(37,068)
Total Unrealized Depreciation						$(478,588)
Net Unrealized Appreciation						$19,251

*Amount rounds to less than one dollar.

Written Call Option Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	7	USD	959,219	137.00	2/5/2021	$(2,078)
10-Year U.S. Treasury Note Future	5	USD	685,156	137.25	2/5/2021	(938)
10-Year U.S. Treasury Note Future	36	USD	4,933,125	137.50	2/19/2021	(8,438)
10-Year U.S. Treasury Note Future	18	USD	2,466,563	137.00	2/19/2021	(8,156)
10-Year U.S. Treasury Note Future	14	USD	1,918,438	138.00	2/19/2021	(1,531)
10-Year U.S. Treasury Note Future	7	USD	952,109	136.50	3/26/2021	(3,500)
5-Year U.S. Treasury Note Future	18	USD	2,265,750	126.00	2/19/2021	(1,828)
U.S. Treasury Long Bond Future	2	USD	337,438	169.50	2/5/2021	(1,031)
U.S. Treasury Long Bond Future	2	USD	337,438	170.00	2/5/2021	(750)
U.S. Treasury Long Bond Future	14	USD	2,362,063	172.00	2/19/2021	(4,375)
U.S. Treasury Long Bond Future	7	USD	1,181,032	170.00	2/19/2021	(5,469)
U.S. Treasury Long Bond Future	5	USD	843,594	171.00	2/19/2021	(2,500)
U.S. Treasury Long Bond Future	3	USD	506,156	174.00	2/19/2021	(422)
Total Written Call Options Contracts (Premiums Received $55,207)						$(41,016)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	5	USD	685,156	137.00	2/5/2021	$(1,328)
10-Year U.S. Treasury Note Future	4	USD	548,125	137.00	2/19/2021	(1,687)
5-Year U.S. Treasury Note Future	4	USD	503,500	125.75	2/19/2021	(469)
U.S. Treasury Long Bond Future	3	USD	506,156	169.00	2/5/2021	(3,000)
U.S. Treasury Long Bond Future	9	USD	1,518,469	168.00	2/19/2021	(9,141)
Total Written Put Options Contracts (Premiums Received $13,566)						$(15,625)

Written Call Option Contracts outstanding at January 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Deutsche Bank	2	USD	334,000	USD	5.40	2/9/2021	$(7,167)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	2	USD	132,000	USD	5.75	3/10/2021	(1,463)
Brazilian Real vs. U.S. Dollar	HSBC Bank	1	USD	83,000	USD	5.50	3/23/2021	(2,432)
Chilean Peso vs. U.S. Dollar	Morgan Stanley	2	USD	332,000	USD	780.00	3/18/2021	(1,538)
Japanese Yen vs. Euro	Barclays Bank PLC	2	EUR	192,000	EUR	128.00	2/10/2021	(362)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	220,000	MXN	22.35	2/12/2021	(133)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	100,000	USD	20.00	2/18/2021	(3,103)
Mexican Peso vs. U.S. Dollar	Citibank	1	USD	294,000	USD	21.00	2/22/2021	(2,675)
Russian Ruble vs. Euro	Bank of America	2	EUR	170,000	EUR	92.00	2/5/2021	(1,491)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	1	USD	94,400	RUB	81.00	2/12/2021	(80)
Russian Ruble vs. U.S. Dollar	Citibank	1	USD	206,000	USD	80.00	2/19/2021	(593)
South African Rand vs. U.S. Dollar	JPMorgan Chase	1	USD	116,000	USD	15.50	3/18/2021	(2,074)
South Korean Won vs. U.S. Dollar	Standard Chartered Bank	2	USD	134,000	USD	1,115.00	2/9/2021	(901)
U.S. Dollar vs. Euro	HSBC Bank	1	EUR	2,470,000	EUR	1.22	1/29/2021	(1,919)
Total Written OTC Call Options Contracts (Premiums Received $72,370)								$(25,931)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at January 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	954,000	BRL	4.95	2/11/2021	$(62)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	2	USD	734,000	USD	5.25	2/11/2021	(1,859)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	3,404,814	USD	4.90	3/2/2021	(1,737)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	2	USD	398,000	USD	5.15	3/10/2021	(2,241)
Brazilian Real vs. U.S. Dollar	HSBC Bank	1	USD	167,000	USD	4.95	3/23/2021	(445)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	417,000	USD	4.95	3/25/2021	(1,208)
Chilean Peso vs. U.S. Dollar	Morgan Stanley	2	USD	332,000	USD	700.00	3/18/2021	(1,133)
Chinese Yuan vs. U.S. Dollar	BNP Paribas	1	USD	4,870,000	USD	6.32	2/4/2021	(99)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	171,600	USD	3,600.00	2/12/2021	(2,784)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	954,000	MXN	19.50	2/12/2021	(493)
Mexican Peso vs. U.S. Dollar	HSBC Bank	1	USD	200,000	USD	19.90	2/26/2021	(845)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	1	USD	573,000	RUB	72.50	2/12/2021	(234)
Russian Ruble vs. U.S. Dollar	Citibank	1	USD	368,000	USD	72.00	2/19/2021	(211)
South African Rand vs. U.S. Dollar	JPMorgan Chase	1	USD	116,000	USD	14.00	3/18/2021	(180)
Turkish Lira vs. U.S. Dollar	Deutsche Bank	1	USD	147,000	USD	7.55	2/8/2021	(4,617)
Total Written OTC Put Options Contracts (Premiums Received $85,875)								$(18,148)

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2021: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 03/08/2051	1.77% Semi-Annually	3M USD LIBOR Quarterly	Goldman Sachs	3/4/2021	1.77%	822,891	$(6,284)
Interest Rate Swap Maturing 03/08/2051	1.70% Semi-Annually	3M USD LIBOR Quarterly	Citibank	3/4/2021	1.70	822,900	(10,366)
Total Written OTC Put Swaptions Contracts (Premiums Received $16,293)							$(16,650)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.19% (Semi-Annually)	6/15/2022	USD	6,485,000	$1,027	$(21)	$1,048
28-Day MXN-TIIE-BANXICO (Monthly)	4.29% (Monthly)	1/13/2023	MXN	17,803,000	790	—	790
1-Day CORRA (At Maturity)	0.48% (At Maturity)	10/7/2023	CAD	6,495,734	(470)	—	(470)
3M CAD CIDOR (Quarterly)	0.76% (Semi-Annually)	10/7/2023	CAD	15,595,000	1,225	(313)	1,538
3M CAD CIDOR (Quarterly)	0.75% (Semi-Annually)	10/24/2023	CAD	11,067,000	(1,487)	—	(1,487)
3M CAD CIDOR (Quarterly)	0.80% (Semi-Annually)	10/24/2023	CAD	6,020,000	1,557	—	1,557
3M CAD CIDOR (Quarterly)	0.74% (Semi-Annually)	10/26/2023	CAD	8,320,000	(1,934)	—	(1,934)
3M CAD CIDOR (Quarterly)	0.83% (Semi-Annually)	11/9/2023	CAD	7,937,000	2,784	—	2,784
3M CAD CIDOR (Quarterly)	0.85% (Semi-Annually)	12/1/2023	CAD	9,255,000	2,409	—	2,409
0.80% (Semi-Annually)	3M CAD CIDOR (Quarterly)	12/12/2023	CAD	9,627,500	2,461	—	2,461
0.78% (Semi-Annually)	3M CAD CIDOR (Quarterly)	1/4/2024	CAD	9,627,500	6,348	—	6,348
3M CAD CIDOR (Quarterly)	0.83% (Semi-Annually)	1/9/2024	CAD	21,305,000	(5,998)	—	(5,998)
28-Day MXN-TIIE-BANXICO (Monthly)	6.67% (Monthly)	8/12/2024	MXN	3,513,241	12,726	—	12,726
28-Day MXN-TIIE-BANXICO (Monthly)	6.72% (Monthly)	8/13/2024	MXN	3,023,000	11,171	—	11,171
28-Day MXN-TIIE-BANXICO (Monthly)	6.59% (Monthly)	11/8/2024	MXN	2,592,058	9,341	—	9,341
28-Day MXN-TIIE-BANXICO (Monthly)	5.04% (Monthly)	11/12/2025	MXN	13,642,000	9,753	—	9,753
3M USD LIBOR (Quarterly)	0.84% (Semi-Annually)	11/27/2025	USD	14,650,000	(33,003)	(6,174)	(26,829)
3M USD LIBOR (Quarterly)	1.10% (Semi-Annually)	12/18/2025	USD	18,094,000	2,227	—	2,227
0.45% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/15/2027	USD	10,533,000	184,764	(5,936)	190,700
0.75% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2027	USD	11,200,000	50,818	(11,045)	61,863
0.78% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2027	USD	1,682,000	4,330	4,253	77
0.80% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2045	USD	8,645,000	1,475,416	79,042	1,396,374
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	1,230,000	111,326	30,718	80,608
1.22% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	180,000	15,279	(520)	15,799
1.60% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	814,000	3,249	4,780	(1,531)
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	10/7/2050	USD	1,437,000	147,451	7,075	140,376
Total				220,773,033	$2,013,560	$101,859	$1,911,701

Interest Rate Swap Contracts outstanding at January 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY Reverse Repo Rate (Weekly)	2.69% (Quarterly)	Standard Chartered Bank	3/17/2026	CNY	30,300,000	$(19,511)	$—	$(19,511)
Total					30,300,000	$(19,511)	$—	$(19,511)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2021: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 34 (Receive Quarterly)	0.69%	1.00%	6/20/2025	USD	32,638,000	$476,262	$387,252	$89,010
Markit CDX North America Investment Grade Index Series 35 (Receive Quarterly)	0.56%	1.00%	12/20/2025	USD	49,076,000	1,095,954	1,121,905	(25,951)
Markit iTraxx Europe Crossover Index Series 34 (Receive Quarterly)	2.70%	5.00%	12/20/2025	EUR	2,360,625	308,064	305,079	2,985
Markit iTraxx Europe Main Index Series 34 (Receive Quarterly)	0.52%	1.00%	12/20/2025	EUR	2,690,000	79,045	78,069	976
Total					86,764,625	$1,959,325	$1,892,305	$67,020

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2021: Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	593,000	$19,465	$33,318	$(13,853)
Republic of Chile, 3.24%, Due: 2/6/2028 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	79,000	(1,855)	(1,016)	(839)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	670,000	3,344	12,153	(8,809)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	159,000	793	2,972	(2,179)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	70,000	349	1,093	(744)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	40,000	200	594	(394)
Republic of Indonesia, 3.70%, Due: 1/15/2025 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	100,000	(1,249)	(30)	(1,219)
Republic of Indonesia, 3.70%, Due: 1/15/2025 (Pay Quarterly)	1.00%	12/20/2025	JPMorgan Chase	USD	59,000	(737)	111	(848)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2021: Over the Counter (continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia, 4.13%, Due: 1/15/2025 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	311,000	$(3,884)	$292	$(4,176)
Republic of Philippines, 10.63%, Due: 3/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	198,269	(5,779)	(4,375)	(1,404)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	1,200,692	68,343	101,025	(32,682)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	178,860	10,180	14,171	(3,991)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2025	JPMorgan Chase	USD	111,300	6,335	6,352	(17)
Russian Federation, 7.50%, Due: 3/31/2030 (Pay Quarterly)	1.00%	12/20/2025	Bank Of America	USD	415,304	(1,178)	2,791	(3,969)
Russian Federation, 7.50%, Due: 3/31/2030 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	54,696	(155)	342	(497)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	529,000	(1,794)	8,823	(10,617)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	59,000	(200)	821	(1,021)
Total					4,828,121	$92,178	$179,437	$(87,259)

Inflation Swap Contracts outstanding at January 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.73% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	9/15/2025	EUR	1,015,000	$17,218	$—	$17,218
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.72% (At Maturity)	9/15/2025	EUR	1,015,000	17,869	—	17,869
0.67% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	10/15/2025	EUR	1,825,000	37,135	—	37,135
0.68% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	10/15/2025	EUR	770,000	15,027	—	15,027
0.70% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	11/15/2025	EUR	1,855,000	51,110	—	51,110
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at January 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.00% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	12/15/2025	EUR	703,000	$6,901	$—	$6,901
1.02% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	12/15/2025	EUR	182,000	1,603	—	1,603
1.03% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	12/15/2025	EUR	656,250	5,574	—	5,574
1.05% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1/15/2026	EUR	1,078,525	7,380	—	7,380
1.11% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1/15/2026	EUR	1,415,000	4,154	—	4,154
1.12% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1/15/2026	EUR	1,415,000	3,232	—	3,232
0.98% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	9/15/2030	EUR	1,015,000	(23,536)	—	(23,536)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.96% (At Maturity)	9/15/2030	EUR	1,015,000	(25,660)	—	(25,660)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.92% (At Maturity)	10/15/2030	EUR	1,825,000	(56,578)	—	(56,578)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.93% (At Maturity)	10/15/2030	EUR	770,000	(22,764)	—	(22,764)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.90% (At Maturity)	11/15/2030	EUR	1,855,000	(79,921)	—	(79,921)
1.03% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	12/15/2030	EUR	656,250	5,630	—	5,630
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.14% (At Maturity)	12/15/2030	EUR	1,765,500	(22,814)	—	(22,814)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.13% (At Maturity)	12/15/2030	EUR	187,500	(2,703)	—	(2,703)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.15% (At Maturity)	12/15/2030	EUR	182,000	(1,990)	—	(1,990)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.22% (At Maturity)	1/15/2031	EUR	1,415,000	(3,460)	—	(3,460)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.21% (At Maturity)	1/15/2031	EUR	1,415,000	(3,954)	—	(3,954)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.18% (At Maturity)	1/15/2031	EUR	1,078,525	(7,839)	—	(7,839)
1-Day U.S. Consumer Price Index (At Maturity)	2.34% (At Maturity)	1/25/2031	USD	1,480,000	271	—	271
1-Day U.S. Consumer Price Index (At Maturity)	2.32% (At Maturity)	1/25/2031	USD	1,480,000	(1,804)	—	(1,804)
1-Day UK RPI (At Maturity)	3.33% (At Maturity)	11/15/2040	GBP	320,000	994	—	994
1-Day UK RPI (At Maturity)	3.38% (At Maturity)	12/15/2040	GBP	320,000	8,763	—	8,763
1-Day UK RPI (At Maturity)	3.37% (At Maturity)	12/15/2040	GBP	56,000	1,199	—	1,199
1-Day UK RPI (At Maturity)	3.35% (At Maturity)	12/15/2040	GBP	23,000	315	—	315
Total				28,788,550	$(68,648)	$—	$(68,648)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Return Swap Contracts outstanding as of January 31, 2021:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	Markit iBoxx USD Liquid High Yield Index (At Maturity)	Barclays	3/22/2021	USD	2,660,000	$11,946	$(884)	$12,830
Total					2,660,000	$11,946	$(884)	$12,830
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$59,313,676	$—	$59,313,676
Corporate Bonds	—	178,723,874	154,069	178,877,943
Foreign Issuer Bonds	—	74,261,746	—	74,261,746
Term Loans	—	14,547	—	14,547
Mortgage-Backed Securities	—	192,208,424	—	192,208,424
Municipal Bonds	—	2,027,972	—	2,027,972
U.S. Government Obligations	—	110,482,582	—	110,482,582
Investment Companies	69,677,775	—	—	69,677,775
Short-Term Investments	31,775,960	47,519,477	—	79,295,437
Purchased Options	373,028	285,896	—	658,924
Total Assets – Investments at value	$101,826,763	$664,838,194	$154,069	$766,819,026
Liabilities:
U.S. Government Obligations	$—	$(3,831,634)	$—	$(3,831,634)
Mortgage-Backed Securities	—	(39,245,657)	—	(39,245,657)
Total Liabilities – Investments at value	$—	$(43,077,291)	$—	$(43,077,291)
Net Investments	$101,826,763	$621,760,903	$154,069	$723,741,735

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$485,856	$—	$—	$485,856
Forward foreign currency exchange contracts	—	497,839	—	497,839
Swap agreements at fair value	—	4,321,107	—	4,321,107
Total Assets - Derivative Financial Instruments	$485,856	$4,818,946	$—	$5,304,802
Liabilities:
Futures contracts	$(1,531,208)	$—	$—	$(1,531,208)
Forward foreign currency exchange contracts	—	(478,588)	—	(478,588)
Written Options	(56,641)	(60,729)	—	(117,370)
Swap agreements at fair value	—	(332,257)	—	(332,257)
Total Liabilities - Derivative Financial Instruments	$(1,587,849)	$(871,574)	$—	$(2,459,423)
Net Derivative Financial Instruments	$(1,101,993)	$3,947,372	$—	$2,845,379
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 87.4%
Alabama – 1.3%
Alabama Federal Aid Highway Finance Authority Special Obligation GARVEE Bonds, Series A, 5.00%, 6/01/37	$545,000	$680,313
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	558,570
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	500,000	591,795
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	335,361
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	579,440
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	1,025,860
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	310,000	358,406
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	622,579
		4,752,324
Arizona – 1.0%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	400,000	422,320
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	527,915
	Par	Value
Arizona (Continued)
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	$475,000	$601,849
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 7/01/30	250,000	274,500
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.12%, 7/01/45(d)	240,000	260,945
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	541,560
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	312,072
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	587,235
		3,528,396
California – 6.5%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,048,680
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46	250,000	276,028
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 0.94%, 5/01/23(a)(c)	700,000	705,684
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	245,895	280,360
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	461,836

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	$300,000	$367,728
4.00%, 11/01/37	1,400,000	1,749,902

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	605,800
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded, 5.00%, 11/15/25(e)	500,000	611,850
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	900,113
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,210,000	1,388,221
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,250,000	1,664,962
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 0.42%, 4/01/22(a)(c)	1,000,000	1,001,100
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	348,922
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	376,461
	Par	Value
California (Continued)

California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	$500,000	$628,890
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	790,368
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	436,815
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	600,425
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	285,640
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	120,529
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	366,825
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	291,278
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 1/15/26(f)	200,000	242,678
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	426,449

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Bonds, Green Bonds, 4.00%, 6/01/37	$200,000	$248,274
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	612,551
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,268,810
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,425,112
Mesa Water District COPS, 4.00%, 3/15/39	300,000	367,290
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 11/01/29(f)	250,000	328,705
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	170,310
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 0.68%, 12/01/35(c)	100,000	93,860
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	360,018
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	311,473
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	527,780
	Par	Value
California (Continued)

Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	$865,000	$1,073,508
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	659,099
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	133,626
		23,557,960
Colorado – 3.3%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	538,100
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	569,147
5.00%, 3/15/26	510,000	617,819
5.00%, 3/15/29	590,000	765,708
5.00%, 3/15/30	310,000	408,853
5.00%, 3/15/35	590,000	763,442

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,126,450
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	703,609
Colorado State COPS, Series A, 4.00%, 12/15/35	1,250,000	1,559,412
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Sanford Health, Series A, 5.00%, 11/01/34	200,000	262,730

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation, 5.00%, 11/19/26(a)(b)(c)	$1,000,000	$1,263,380
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	620,705
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	287,248
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	167,979
5.00%, 9/01/40	810,000	920,954

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	575,715
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured),
4.00%, 12/01/22	125,000	132,890
4.00%, 12/01/23	180,000	197,485

University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	264,928
		11,746,554
Connecticut – 1.7%
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	795,000	838,200
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	586,685
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	253,702
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	$400,000	$500,604
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	349,082
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	267,638
5.00%, 7/01/25	260,000	297,562
5.00%, 7/01/31	500,000	605,560
4.00%, 7/01/39	120,000	129,492
4.00%, 7/01/49	100,000	106,117

Connecticut State Special Tax Obligation Revenue Bonds, 5.00%, 5/01/32	500,000	669,440
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	574,945
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	129,963
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	936,938
		6,245,928
Delaware – 0.5%
Delaware State Health Facilities Authority Revenue Refunding Bonds, Christiana Health Care System, 5.00%, 10/01/45	1,000,000	1,276,040
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	261,428
5.00%, 7/01/48	100,000	102,939
		1,640,407

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia – 2.1%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	$400,000	$405,236
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	113,000
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(e)	250,000	296,938
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	430,595
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	626,515
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/23(e)	650,000	733,778
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series B, 5.00%, 10/01/37	750,000	894,510
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	750,000	780,052
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B,
4.00%, 10/01/35	350,000	408,828
5.00%, 10/01/47	200,000	244,872

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/43	500,000	614,450
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,208,390
	Par	Value
District of Columbia (Continued)

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	$300,000	$364,539
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, Series B, 5.00%, 7/01/35	360,000	445,547
		7,567,250
Florida – 4.5%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
5.00%, 12/01/44	500,000	571,215
4.00%, 12/01/49	1,000,000	1,152,950

Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	951,802
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	426,615
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(e)	250,000	275,955
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,198,520
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/22	350,000	366,615
Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/22(a)(b)(c)	1,000,000	1,010,550
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	367,773

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	$500,000	$582,355
5.00%, 10/01/44	1,000,000	1,261,270

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	538,502
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,446
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,676,260
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	740,682
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	874,224
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	570,930
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	288,183
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/22(a)(b)(c)	500,000	503,400
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	209,112
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(g)	125,000	118,199
0.00%, 10/01/26(g)	275,000	254,537
0.00%, 10/01/27(g)	360,000	325,411
	Par	Value
Florida (Continued)

Tampa Capital Improvement Cigarette Tax Allocation Revenue CABS, Series A, 0.00%, 9/01/38(g)	$250,000	$149,900
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/23	150,000	166,032
5.00%, 7/01/25	150,000	178,368
5.00%, 7/01/26	125,000	153,030
5.00%, 7/01/27	125,000	156,615

Village Community Development District No. 13 Special Assessment, Limited Offering, 2.62%, 5/01/24	500,000	510,020
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	617,905
		16,422,376
Georgia – 2.8%
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	228,580
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(a)(b)(c)	500,000	508,940
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	523,465
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta, 4.00%, 7/01/49	1,000,000	1,179,090
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(a)(b)(c)	100,000	101,788

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	$200,000	$236,038
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	603,820
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), 5.50%, 8/15/54	500,000	582,720
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	607,332
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	183,315
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	392,023
4.00%, 12/02/24(a)(b)(c)	100,000	113,218

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	350,000	381,745
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 9/01/26(a)(b)(c)	1,110,000	1,306,104
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	500,000	549,355
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	321,801
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	$500,000	$636,130
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,839,675
		10,295,139
Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	500,000	511,070
Illinois – 7.0%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	280,447
Bensenville GO Unlimited Bonds, Series B (AGM Insured), 5.00%, 12/30/24	245,000	255,929
Chicago Board of Education GO Unlimited Bonds, Series A, 12/01/38(f)	500,000	625,905
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	608,640
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	120,620
Chicago GO Unlimited Refunding Bonds, Project Series A, 5.00%, 1/01/35	350,000	378,857
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	430,652
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	1,045,000	1,155,540
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	169,316

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	$250,000	$317,808
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	439,635
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	552,890
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,213,710
Cook County Sales TRB, 5.00%, 11/15/37	500,000	537,405
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	103,668
Illinois State Finance Authority Revenue Refunding Bonds, DePaul University, Unrefunded Balance,
5.50%, 10/01/23	450,000	454,009
5.50%, 10/01/25	545,000	549,856

Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp., 4.75%, 8/01/30(a)(b)(c)(d)	100,000	107,843
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	388,815
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	547,880
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	314,529
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	500,000	609,665
Illinois State GO Unlimited Bonds,
5.37%, 5/01/23	250,000	274,915
	Par	Value
Illinois (Continued)
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	$845,000	$994,531
5.50%, 7/01/26	460,000	508,305

Illinois State GO Unlimited Bonds, Series B, 5.00%, 10/01/31	250,000	314,378
Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	400,000	423,856
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	128,380
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	309,268
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.04%, 5/15/25(a)(c)	500,000	509,440
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	689,335
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM Insured), 3.00%, 6/15/31	390,000	409,332
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	217,846
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(g)	95,000	87,673
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	451,976
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/45	500,000	645,790
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	679,702

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	$215,000	$242,825
Kane, McHenry, Cook & DeKalb Counties, Illinois School District, GO Unlimited Refunding Bonds, 4.25%, 1/01/23	500,000	500,510
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	700,000	753,963
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	612,125
5.00%, 6/15/50	500,000	596,240

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	461,857
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	1,049,520
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	414,778
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	287,285
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	357,552
4.00%, 12/01/39	250,000	287,815
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	247,328
4.00%, 12/30/38	500,000	580,440
	Par	Value
Illinois (Continued)
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
4.00%, 12/30/40	$500,000	$577,240

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	290,650
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/34	650,000	729,352
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	516,967
		25,314,793
Indiana – 1.5%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	125,103
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(g)	450,000	437,225
0.00%, 7/15/28(g)	900,000	828,774
0.00%, 1/15/29(g)	560,000	510,395

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	100,000	103,716
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 12/01/42(b)(c)	50,000	50,657
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	600,000	645,216
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project,
5.00%, 10/01/22	265,000	279,281
5.00%, 10/01/23	585,000	637,404

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	$440,000	$551,069
Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	1,000,000	1,001,880
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	290,000	359,046
		5,529,766
Iowa – 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	65,000	67,009
PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/26(a)(b)(c)	150,000	183,884
		250,893
Kentucky – 2.3%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	472,824
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured),
0.00%, 10/01/22(g)	500,000	492,490
0.00%, 10/01/24(g)	280,000	268,352

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	271,478
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	101,523
	Par	Value
Kentucky (Continued)

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	$300,000	$335,091
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 8/01/22(a)(b)(c)	2,000,000	2,021,920
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	525,659
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	250,000	285,737
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/28(a)(b)(c)	500,000	600,675
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	731,594
Lexington-Fayette Urban County Government Lease Revenue Bonds, Series A, 5.25%, 6/01/26	500,000	507,570
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,237,620
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	552,550
		8,405,083
Louisiana – 0.6%
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(c)	515,000	520,150

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(g)	$300,000	$286,860
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	598,127
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	600,000	611,124
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	130,933
		2,147,194
Maine – 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	272,904
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	815,483
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	578,675
		1,667,062
Maryland – 2.4%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	522,880
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,511,827
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	366,330
	Par	Value
Maryland (Continued)
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	$260,000	$272,667
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	508,955
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects,
5.00%, 3/31/36	325,000	360,204
5.00%, 3/31/51	235,000	257,372

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	566,735
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	300,000	366,114
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	399,854
5.00%, 7/01/27	1,320,000	1,649,195

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	989,695
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	306,557
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	185,000	202,814

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	$120,000	$128,887
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	248,518
		8,658,604
Massachusetts – 1.1%
Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	200,000	207,672
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	646,280
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	500,000	545,215
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health, 5.00%, 7/01/38	100,000	126,393
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 0.54%, 1/26/23(a)(c)	500,000	500,680
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,829,642
		3,855,882
	Par	Value
Michigan – 1.3%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/22	$500,000	$531,365
5.00%, 7/01/43	100,000	113,808
5.00%, 7/01/48	200,000	227,542

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	59,067
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	370,000	445,121
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	503,340
4.50%, 10/01/29	250,000	263,455

Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	432,151
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 6/01/22(e)	250,000	266,075
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	624,175
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	263,042

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	$420,000	$510,817
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	520,405
		4,760,363
Minnesota – 0.5%
Brooklyn Center MFH Development Variable Revenue Bonds, Sonder House Apartments Project, 1.35%, 7/01/22(a)(b)(c)	1,500,000	1,501,275
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	271,750
		1,773,025
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	322,155
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	450,772
		772,927
Missouri – 0.5%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	345,712
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	725,000	775,097
	Par	Value
Missouri (Continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	$150,000	$169,697
5.00%, 11/15/30	250,000	302,450

Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	334,254
		1,927,210
Nebraska – 0.4%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	536,195
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	225,000	259,418
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	722,940
		1,518,553
Nevada – 1.9%
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas McCarran International, 5.00%, 7/01/22	200,000	213,282
Clark County School District GO Limited Bonds, Series A (AGM Insured), 4.00%, 6/15/38	500,000	600,710
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	500,000	553,225
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	331,935
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,579,747

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	$500,000	$614,620
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	299,485
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,223,960
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	105,611
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	564,980
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(d)	300,000	302,718
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(a)(b)(c)	500,000	509,465
		6,899,738
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	715,403	811,524
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	207,733
		1,019,257
New Jersey – 3.7%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,468,373
	Par	Value
New Jersey (Continued)
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	$385,000	$473,646
New Jersey EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	297,172
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	199,236
5.12%, 6/15/43	350,000	366,975

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	262,753
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	169,262
5.25%, 1/01/25	100,000	113,249
5.37%, 1/01/43	100,000	110,916

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	129,391
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	108,677
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	188,222
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	344,178
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	837,853
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series,
5.00%, 7/01/32	500,000	651,505
5.00%, 7/01/33	1,000,000	1,296,980

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	$400,000	$492,460
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	636,230
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	770,356
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,089,840
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	120,672
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	382,397
5.00%, 1/01/33	230,000	262,175

New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	322,748
New Jersey Turnpike Revenue Bonds, Series A, 1/01/42(f)	240,000	288,504
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	549,960
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds (AMT), Series A, Covanta Union, Inc. (County Gtd), 5.25%, 12/01/31	1,500,000	1,556,025
		13,489,755
	Par	Value
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	$250,000	$256,118
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	599,600
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	326,243
		1,181,961
New York – 8.1%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	540,065
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	278,503
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, 5.75%, 2/15/47	300,000	301,293
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	820,876
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	809,017
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	772,117
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	615,890
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	574,221

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series B, Green Bonds, Climate, 4.00%, 11/15/22	$730,000	$764,704
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.47%, 2/01/25(a)(c)	1,000,000	955,030
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	1,059,648
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	1,179,790
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	500,775
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	469,676
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,223,440
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	758,969
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	313,292
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	685,986
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	685,776
	Par	Value
New York (Continued)
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Catholic Health System Obligated, 5.00%, 7/01/36	$400,000	$490,692
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	342,357
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	560,269
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,408,950
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	247,234
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	1,000,000	1,147,610
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	597,225
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	493,812
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	501,520

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	$500,000	$554,245
5.37%, 11/15/40(d)	150,000	166,110
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT),
2.85%, 4/01/22	360,000	369,580
2.90%, 10/01/22	140,000	145,295

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	290,940
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	324,152
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	626,730
New York State Urban Development Corp., Revenue Refunding Bonds, Group 2, Series E, 4.00%, 3/15/37	500,000	601,750
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	592,620
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	298,058
	Par	Value
New York (Continued)

Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	$500,000	$589,025
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	1,030,644
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,392,349
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	593,115
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/30	245,000	286,630
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	390,000	454,701
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,500,000	1,764,900
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	112,845
		29,292,426
North Carolina – 1.0%
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	575,135
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	260,290

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	$155,000	$160,327
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	110,085
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	400,000	452,976
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	621,595
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	676,302
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	227,376
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	645,360
		3,729,446
North Dakota – 0.4%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	595,475
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	845,984
		1,441,459
	Par	Value
Ohio – 2.6%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	$350,000	$430,769
5.00%, 11/15/27	370,000	465,197

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	529,860
American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(a)(b)(c)	1,250,000	1,260,000
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	850,000	990,437
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	191,994
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	405,069
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	552,285
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	180,290
5.00%, 12/01/35	525,000	557,476
5.00%, 12/01/36	305,000	323,959

Franklin County Revenue Bonds, Series A, 5.00%, 12/01/36	300,000	391,986
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	107,902

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	$250,000	$294,195
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 8/01/41(f)	500,000	563,160
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	525,740
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	54,825
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,139,811
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	174,109
Ohio State Hospital Revenue Refunding Bonds, Series A, 4.00%, 1/15/50	325,000	379,896
		9,518,960
Oklahoma – 1.5%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	682,626
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	598,275
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	665,208
	Par	Value
Oklahoma (Continued)
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	$900,000	$989,748
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	50,014
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	659,083
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	577,875
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,146,136
		5,368,965
Oregon – 1.2%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	644,415
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	575,500
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	290,245
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,159,070

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	$615,000	$801,265
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	895,095
		4,365,590
Pennsylvania – 4.5%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	115,653
Berks County Municipal Authority Revenue Refunding Bonds, Series B, Tower Health Project,
5.00%, 2/01/25(a)(b)(c)	500,000	559,650
5.00%, 2/01/27(a)(b)(c)	500,000	580,165

Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	355,998
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 4/30/22(a)(b)(c)	500,000	503,265
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured), 5.50%, 8/01/28	225,000	297,889
Doylestown Hospital Authority Revenue Bonds, Series A, Doylestown Hospital, 5.00%, 7/01/49	165,000	189,296
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	319,019
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	398,220
	Par	Value
Pennsylvania (Continued)

Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.62%, 11/01/24(a)(c)	$460,000	$458,979
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 8/15/22(a)(b)(c)	330,000	337,171
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	828,172
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,809,600
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,379,724
5.00%, 4/15/25	200,000	238,482
4.00%, 4/15/45	500,000	577,875

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	568,235
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	1,085,000	1,126,230
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	1,000,000	1,017,960
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.74%, 12/01/23(c)	500,000	502,405

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Philadelphia Airport Revenue Refunding Bonds, Series A (AMT), 5.00%, 6/15/26	$485,000	$492,949
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	628,896
5.00%, 7/01/33	400,000	487,828
5.00%, 7/01/35	155,000	188,198

Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	460,236
Philadelphia Authority for Industrial Development University Revenue Refunding Bonds, Saint Joseph's University, 4.00%, 11/01/45	500,000	574,230
Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 4.00%, 9/01/35	300,000	352,152
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	641,970
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	219,236
		16,209,683
Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Bonds, Series A, 5.25%, 7/01/42	815,000	856,769
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	306,320
Puerto Rico Commonwealth Public Improvement GO Unlimited Refunding Bonds, Series A, 5.00%, 7/01/41(h)	225,000	167,625
	Par	Value
Puerto Rico (Continued)
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1,
5.00%, 7/01/32(h)	$65,000	$55,413
5.00%, 7/01/37(h)	240,000	204,600

Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(h)	175,000	149,406
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	258,000	288,730
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(g)	225,000	202,491
0.00%, 7/01/31(g)	500,000	393,840
		2,625,194
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	607,345
South Carolina – 0.5%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1, 0.00%, 1/01/32(g)	400,000	191,788
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	490,424
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	1,014,645
		1,696,857

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Dakota – 0.3%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	$375,000	$439,849
4.00%, 4/01/27	425,000	509,150
		948,999
Tennessee – 0.8%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	152,922
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/46	500,000	582,645
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	420,000	430,294
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Bonds, Vanderbilt Medical Center, 5.00%, 7/01/40	400,000	471,104
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,283,730
		2,920,695
Texas – 7.2%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,637,467
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/32	100,000	128,324
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	435,896
	Par	Value
Texas (Continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	$200,000	$213,420
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 1/01/23(e)	635,000	693,579
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	625,300
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/22(a)(b)(c)	195,000	204,557
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.51%, 7/01/23(a)(b)(c)	500,000	511,285
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	375,238
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	496,130
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,232,253
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	466,391
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	1,265,000	1,505,186
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System,
5.00%, 12/01/22(a)(b)(c)	100,000	108,065
5.00%, 12/01/24(a)(b)(c)	1,000,000	1,173,210

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Hospital Memorial Hermann Health, Prerefunded, 5.00%, 12/01/22(e)	$300,000	$326,241
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	420,231
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	202,272
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	144,406
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	591,691
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	619,310
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	598,322
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	326,072
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	569,615
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	105,473
	Par	Value
Texas (Continued)

New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	$250,000	$284,515
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	79,386
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	350,000	363,237
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	1,057,580
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	389,749
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	323,238
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,209,105
Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Cook Children's Medical Center, 4.00%, 12/01/45	1,030,000	1,212,166
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	485,984
5.00%, 2/15/47	700,000	834,057

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	600,138

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	$250,000	$303,808
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,216,450
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	569,500
5.00%, 12/31/55	200,000	226,596

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	876,015
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	979,687
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	112,443
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	117,343
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(g)	480,000	399,902
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	628,580
		25,979,413
Utah – 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	963,279
	Par	Value
Virginia – 3.6%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	$175,000	$183,937
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,194,320
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	300,000	335,253
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	859,927
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	646,365
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	526,935
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, 5.00%, 12/01/42	180,000	193,752
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	168,323
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,354,880
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	260,468
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	554,415

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	$500,000	$616,695
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	750,000	800,467
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.50%, 7/01/57	300,000	377,505
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	103,778	108,370
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	500,000	562,100
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 1.45%, 2/01/22(a)(b)(c)	500,000	505,520
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	58,720
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 7/01/49	645,000	668,768
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), 95 Express Lane, 5.00%, 7/01/34	800,000	830,232
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.50%, 1/01/23	135,000	142,066
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
5.00%, 1/01/27	$250,000	$263,472

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	233,503
Westmoreland County IDA Lease Revenue BANS, Westmoreland County High School, 2.00%, 6/01/22	500,000	507,425
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	1,035,260
		12,988,678
Washington – 3.6%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, 5.00%, 11/01/31	1,000,000	1,205,270
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,618,452
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	677,699
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	597,370
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	308,172
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	617,709
5.00%, 4/01/44	500,000	609,210

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	554,700

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.39%, 11/01/22(c)	$900,000	$900,918
Washington State GO Unlimited Bonds, Series A-1, 5.00%, 8/01/40	1,000,000	1,185,200
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	432,418
5.00%, 2/01/40	2,000,000	2,632,900

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	520,645
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	742,379
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project,
5.00%, 5/01/22	215,000	226,429
4.00%, 5/01/50	250,000	286,528
		13,115,999
West Virginia – 0.1%
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	525,940
Wisconsin – 2.4%
Barneveld School District Revenue BANS, 4.00%, 3/01/24	500,000	501,345
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,106,580
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	105,775
	Par	Value
Wisconsin (Continued)
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	$490,000	$586,025
5.00%, 6/15/49	150,000	175,991

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	373,456
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	558,955
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	250,000	285,060
Wisconsin State COPS, 5.00%, 3/01/23	500,000	501,960
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,250,000	1,304,025
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	714,763
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	268,130
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	422,065

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	$1,000,000	$1,174,140
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/22(e)	400,000	424,800
		8,503,070
Total Municipal Bonds (Cost $303,205,895)		316,241,468

	Number of Shares
Investment Companies – 0.3%
iShares National Muni Bond ETF	8,220	966,672
Total Investment Companies (Cost $933,497)		966,672

Short-Term Investments – 12.0%
Money Market Fund – 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(i)	7,268,924	7,268,924
Municipal Bonds – 10.0%
Metropolitan Transportation Authority Revenue BANS, Series B-2A, 5.00%, 5/15/21	875,000	885,062
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	312,405
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), Prerefunded, 5.00%, 11/01/21(e)	400,000	414,264
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	509,795
	Number of Shares	Value
Municipal Bonds (Continued)
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program), 2.20%, 5/01/21(a)(b)(c)	500,000	$502,455
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(b)(c)	275,000	278,718
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, Prerefunded, 5.00%, 2/01/21(e)	380,000	380,000
Maryland State & Local Facilities GO Unlimited Bonds, Loan of 2013-1, Prerefunded, 4.00%, 3/01/21(e)	600,000	601,902
Kentucky State Housing Corp., Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(a)(b)(c)	480,000	484,896
Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas & Electric Company Project, 1.85%, 4/01/21(a)(b)(c)	905,000	906,756
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/01/21(a)(b)(c)	500,000	502,150
Maryland State Community Development Administration Department Housing & Community Development MFH Revenue Bonds, Series A, Bay Country Apartments, 2.52%, 2/01/21(d)	1,000,000	1,000,000
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, 0.50%, 9/01/21(a)(c)	500,000	500,010

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Number of Shares	Value
Municipal Bonds (Continued)
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/21(g)	410,000	$407,950
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/21	750,000	760,245
Snohomish County Housing Authority Revenue Bonds, 5.00%, 4/01/21	545,000	549,017
Northwest Georgia Housing Authority MFH Revenue Bonds, Charles Height Apartments Project (FHA 221(D4) Insured), 1.54%, 8/01/21(a)(b)(c)	400,000	402,484
Utah State Housing Corp., MFH Revenue Bonds, Lincoln Apartments Project, 1.54%, 8/01/21(a)(b)(c)	500,000	503,230
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center, 5.00%, 7/15/21	100,000	102,157
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series B, Fieldhouse Project, 1.45%, 6/01/21	1,000,000	1,000,080
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	308,658
Greeneville Health & Educational Facilities Board MFH Revenue Bonds, People RD Portfolio Project, 1.45%, 12/01/21(a)(b)(c)	500,000	505,060
Indianapolis MFH Revenue Bonds, Regency Park Apartments, Series A, 1.40%, 9/01/21(a)(b)(c)	1,000,000	1,006,730
Louisiana State Housing Corp., MFH Variable Revenue Bonds, Hollywood Acres & Hollywood Heights Project, Series 2019, 1.44%, 12/01/21(a)(b)(c)	1,000,000	1,010,450
	Number of Shares	Value
Municipal Bonds (Continued)
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/21	675,000	$681,048
Massachusetts State HFA Revenue Bonds, Colonial Village Projects, 1.45%, 1/01/22(a)(b)(c)	760,000	767,691
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Detroit Edison Co., Pollution Control Bonds Project, 1.45%, 9/01/21(a)(b)(c)	600,000	601,974
Minnesota State HFA Housing Bonds, White Oak Estates, Series F (HUD Sector 8 Program), 1.35%, 8/01/21	1,000,000	1,000,710
Nassau County Local Economic Assistance Corp., Revenue Refunding Bonds, South Nassau Communities Hospital Project, 5.00%, 7/01/21	715,000	728,463
Nevada State Housing Division Multi-Unit Holding Revenue Bonds, Silver Terrace Apartments, 1.19%, 4/01/21(a)(b)(c)	500,000	500,800
Ohio State Housing Finance Agency MFH Revenue Notes, Wesley Tower Apartments Project, 1.40%, 6/01/21(a)(b)(c)	1,500,000	1,505,745
San Antonio Housing Trust Finance Corp., MFH Variable Revenue Bonds, Majestic Ranch Apartments (FHA 221(D4) Insured), 1.40%, 1/01/22(a)(b)(c)	1,000,000	1,008,470
Southern Illinois State University Revenue Bonds, Series A, Housing & Auxiliary Facilities System (NATL Insured), 5.25%, 4/01/21	1,000,000	1,003,720

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Number of Shares	Value
Municipal Bonds (Continued)
Washington State Housing Finance Commission Revenue Bonds, Columbia Park Apartments Project (FHA/GNMA Insured), 1.39%, 7/01/21(a)(b)(c)	1,000,000	$1,004,750
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/22	975,000	996,401
Goodhue County Education District No. 6051 COPS, 5.00%, 2/01/21	340,000	340,000
Illinois State Finance Authority Revenue Bonds, Series A, Carle Foundation, 5.00%, 8/15/21	500,000	511,510
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 3/01/21	400,000	401,548
Pennsylvania State Higher Educational Facilities Authority Variable Revenue Refunding Bonds, AICUP Financing Program-York College of Pennsylvania Project, 2.88%, 4/30/21(a)(b)(c)	500,000	500,085
RBC Municipal Products Inc., Trust Floater Certificates Revenue Bonds, Series C-16 for Missouri Health (Royal Bank of Canada LOC), 0.10%, 2/09/21(a)(c)(d)(j)	500,000	500,000
Sacramento County Airport System Revenue Refunding Bonds, Series B, Escrowed to Maturity, 5.00%, 7/01/21	1,950,000	1,988,785
Long Beach Harbor Revenue Notes, Series C, 4.00%, 7/15/21	600,000	610,560
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series C, Chesla Loan Program, 5.00%, 11/15/21	200,000	207,390
	Number of Shares	Value
Municipal Bonds (Continued)
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/21	345,000	$347,318
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/21	1,100,000	1,137,092
Lackawanna County IDA Revenue Refunding Bonds, University of Scranton, 5.00%, 11/01/21	375,000	387,885
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Deerfield Episcopal Retirement Community, 4.00%, 11/01/21	150,000	153,386
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.12%, 2/09/21(a)(c)(j)	400,000	400,000
Yuma IDA Hospital Revenue Bonds, Series A, Yuma Regional Medical Center, 5.00%, 8/01/21	675,000	689,756
Broward County Port Facilities Subordinate Revenue Refunding Bonds, Series D (AMT), 5.00%, 9/01/21	750,000	767,985
Oyster Bay GO Limited BANS, Series C, 4.00%, 8/27/21	1,000,000	1,021,020
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 2.00%, 12/01/21	150,000	151,988
Sierra View Local Health Care District Revenue Refunding Bonds, Tulare County, 4.00%, 7/01/21	225,000	228,089
New Jersey EDA Revenue Bonds, Provident Group Rowan-Properties LLC, 5.00%, 1/01/22	150,000	152,178

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Number of Shares	Value
Municipal Bonds (Continued)
Suffolk County GO Limited TANS, Series I, 3.00%, 9/24/21	1,000,000	$1,016,790
Suffolk County GO Limited TANS, Series I, 2.00%, 7/22/21	1,000,000	1,007,970
		36,155,581
Total Short-Term Investments (Cost $43,263,671)		43,424,505
Total Investments – 99.7% (Cost $347,403,063)		360,632,645
Other Assets less Liabilities – 0.3%		1,039,709
NET ASSETS – 100.0%		$361,672,354
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(e)	Maturity date represents the prerefunded date.
(f)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2021.
(g)	Zero coupon bond.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	7-day current yield as of January 31, 2021 is disclosed.
(j)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GARVEE	Grant Anticipation Revenue Vehicle
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TANS	Tax Anticipation Notes
TRB	Tax Revenue Bonds
USD	United States Dollar
Municipal Issue Type (%)(a)
Revenue Bonds	82.0
General Obligation Unlimited Bonds	8.8
General Obligation Limited Bonds	3.1
Certificates of Participation	1.2
Revenue Notes	0.9
General Obligation Limited Notes	0.8
Tax Allocation Bonds	0.4
Special Assessment Bonds	0.2
Total	97.4

(a)Excludes Investment Companies, Short-Term Money Market Fund Investments and Other.

Sector Diversification (%)
Medical	17.2
General	13.2
Transportation	12.2
General Obligation	9.0
Airport	7.7
Multifamily Housing	6.1
Higher Education	5.8
Development	5.7
All other sectors less than 5%	23.1
Total	100.0

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$316,241,468	$—	$316,241,468
Investment Companies	966,672	—	—	966,672
Short-Term Investments	7,268,924	36,155,581	—	43,424,505
Total Investments	$8,235,596	$352,397,049	$—	$360,632,645
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 37.0%
Automobile – 7.6%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$320,815
American Credit Acceptance Receivables Trust,
Series 2020-2, Class B, 2.48%, 9/13/24(a)	160,000	163,734
Series 2020-4, Class B, 0.85%, 12/13/24(a)	264,000	264,948
Series 2020-3, Class C, 1.85%, 6/15/26(a)	392,000	400,195
Series 2020-4, Class C, 1.31%, 12/14/26(a)	433,000	436,197
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 3.45%, 3/20/23(a)	302,000	309,797
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	664,736
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	335,850
Carmax Auto Owner Trust,
Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	252,696
Series 2019-1, Class B, 3.45%, 11/15/24	129,000	135,998
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 1.99%, 5/15/29(a)	7,838	7,843
Series 2017-4A, Class C, 2.76%, 11/15/29(a)	142,000	143,747
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	336,247
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	163,225
DT Auto Owner Trust,
Series 2020-3A, Class B, 0.91%, 12/16/24(a)	135,000	135,833
Series 2020-2A, Class B, 2.08%, 3/16/26(a)	163,000	166,536
Series 2020-3A, Class C, 1.47%, 6/15/26(a)	149,000	151,854
Exeter Automobile Receivables Trust,
Series 2021-1A, Class A3, 3/15/24(b)	96,000	96,002
Series 2020-2A, Class B, 2.08%, 7/15/24(a)	265,000	269,295
Series 2020-3A, Class B, 0.79%, 9/16/24	192,000	192,751
Series 2021-1A, Class B, 2/18/25(b)	268,000	267,988
	Par	Value
Automobile (Continued)
Exeter Automobile Receivables Trust,
Series 2020-3A, Class C, 1.32%, 7/15/25	$137,000	$139,012

Ford Credit Auto Lease Trust, Series 2020-B, Class C, 1.70%, 2/15/25	149,000	151,804
Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	337,896
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23	133,000	135,432
Honda Auto Receivables Owner Trust,
Series 2020-1, Class A3, 1.61%, 4/22/24	505,000	515,169
Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	313,211
Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	627,824

Hyundai Auto Lease Securitization Trust, Series 2020-A, Class B, 2.12%, 5/15/24(a)	157,000	160,897
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 4/15/25	256,000	261,843
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A4, 3.16%, 12/16/24	245,000	254,211
Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	323,241
Prestige Auto Receivables Trust,
Series 2019-1A, Class B, 2.53%, 1/16/24(a)	156,000	158,617
Series 2020-1A, Class B, 0.77%, 10/15/24(a)	164,000	164,420

Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	322,869
Santander Drive Auto Receivables Trust,
Series 2020-2, Class B, 0.96%, 11/15/24	194,000	195,350
Series 2020-3, Class C, 1.12%, 1/15/26	423,000	428,298
Toyota Auto Receivables Owner Trust,
Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	322,290
Series 2020-A, Class A3, 1.66%, 5/15/24	554,000	564,731

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C, 2.52%, 4/15/25(a)	$761,000	$785,717
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	220,000	225,405
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	330,000	331,127
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	155,000	156,618

Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	638,334
World Omni Auto Receivables Trust,
Series 2020-A, Class A3, 1.70%, 1/17/23	412,000	420,875
Series 2019-C, Class A3, 1.96%, 12/16/24	704,000	718,191
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	319,457

World Omni Automobile Lease Securitization Trust, Series 2019-B, Class B, 2.13%, 2/18/25	109,000	111,205
		14,300,331
Automobile Floor Plan – 0.4%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.28%, 7/25/25(a)(c)	457,000	461,958
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	270,752
		732,710
Commercial Mortgage-Backed Securities – 4.7%
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A4, 3.02%, 9/10/45	132,640	135,399
Series 2013-GC11, Class A3, 2.81%, 4/10/46	471,866	488,273
Commercial Mortgage Trust,
Series 2012-CCRE2, Class A4, 3.15%, 8/15/45	148,000	152,587
Series 2012-CCRE5, Class A3, 2.54%, 12/10/45	475,745	485,368
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust,
Series 2013-LC6, Class A4, 2.94%, 1/10/46	$320,949	$333,071
Series 2013-CCRE7, Class A4, 3.21%, 3/10/46	497,817	523,335
Series 2015-CCRE22, Class A3, 3.21%, 3/10/48	81,000	82,590

GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	588,000	598,263
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.78%, 5/15/38(a)(c)	616,000	612,905
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	245,000	245,974
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	521,606	537,518
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	323,643
Series 2015-C30, Class ASB, 3.56%, 7/15/48	500,083	527,838

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, 7/15/35(a)(b)(d)	237,000	237,000
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	438,310	446,277
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)	289,602	290,573
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 3.00%, 11/15/30(a)	55,000	57,074
Series 2012-6AVE, Class B, 3.30%, 11/15/30(a)	775,000	803,811

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	333,480	343,401

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class A5, 3.07%, 3/15/45	$124,000	$129,384
Series 2013-C11, Class A3, 2.70%, 3/15/45	69,905	71,517
Series 2012-C8, Class A3, 3.00%, 8/15/45	617,000	633,649
Series 2012-C9, Class A3, 2.87%, 11/15/45	682,488	704,433
		8,763,883
Other – 23.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(d)	891,000	897,381
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.20%, 1/20/32(a)(c)	250,000	249,998
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.19%, 11/18/31(a)(c)	304,000	305,512
AGL CLO 6 Ltd., Series 2020-6A, Class E, (3M USD LIBOR + 7.48%, 7.48% Floor), 7.71%, 7/20/31(a)(c)(d)	250,000	241,703
AGL CLO 7 Ltd., Series 2020-7A, Class A1, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.04%, 7/15/31(a)(c)	771,000	773,425
Battalion CLO 18 Ltd., Series 2020-18A, Class A1, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.04%, 10/15/32(a)(c)	390,000	391,579
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	150,162	156,077
Cayuga Park CLO Ltd., Series 2020-1A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.55%, 7/17/31(a)(c)(d)	434,000	438,594
Cerberus Loan Funding XXI L.P., Series 2017-4A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.69%, 10/15/27(a)(c)	223,564	223,109
	Par	Value
Other (Continued)
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.24%, 4/15/28(a)(c)	$178,205	$177,416
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 2.13%, 10/15/32(a)(c)	939,000	936,675
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.77%, 10/15/30(a)(c)	797,000	788,356
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.09%, 10/15/31(a)(c)	825,000	821,794
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 5.54%, 10/15/31(a)(c)	764,000	764,619

CIFC Funding Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.64%, 7.64% Floor), 7.86%, 8/24/32(a)(c)(d)	686,000	700,803
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	893,200	897,633
Conn's Receivables Funding LLC, Series 2020-A, Class B, 4.27%, 6/16/25(a)	304,000	305,773
CoreVest American Finance Trust, Series 2018-1, Class A, 3.81%, 6/15/51(a)	268,008	279,907
Dell Equipment Finance Trust,
Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	355,216
Series 2019-1, Class B, 2.94%, 3/22/24(a)	606,000	618,399
Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	202,178
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	259,848
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	134,000	135,129

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	$332,000	$334,032
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	113,215
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	338,611
Finance of America HECM Buyout,
Series 2020-HB1, Class M1, 2.11%, 2/25/30(a)	104,000	104,385
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	604,668	608,857
Fortress Credit Opportunities IX CLO Ltd.,
Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.67%, 12/15/28(a)(c)	395,000	394,001
Series 2017-9A, Series A1T, (3M USD LIBOR + 1.55%), 1.77%, 11/15/29(a)(c)	569,000	566,934
Series 2017-9A, Class AFR2, 2.53%, 11/15/29(a)	272,000	271,691

Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 7.71%, 12/15/28(c)	302,000	295,402
Fortress Credit Opportunities XIII CLO Ltd.,
Series 2020-13A, Class A, (3M USD LIBOR + 2.25%, 2.25% Floor), 2.49%, 7/15/28(a)(c)	573,920	575,141
Series 2020-13A, Class C, (3M USD LIBOR + 4.00%, 4.00% Floor), 4.24%, 7/15/28(a)(c)	289,000	279,292
Series 2020-13A, Class D, (3M USD LIBOR + 4.05%, 4.05% Floor), 4.29%, 7/15/28(a)(c)	578,000	575,586

Golub Capital BDC CLO 4 LLC, Series 2020-1A, Class A1, (3M USD LIBOR + 2.35%, 2.35% Floor), 2.55%, 11/05/32(a)(c)	761,000	762,493
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)(d)	$769,000	$769,330
Series 2020-1A, Class B, 4.50%, 1/22/29(a)(d)	476,000	476,204

Golub Capital Partners CLO Ltd., Series 2020-49A, Class A1, (3M USD LIBOR + 2.50%, 2.50% Floor), 2.72%, 7/20/32(a)(c)	319,000	319,619
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class A3, 1.76%, 8/15/23(a)	192,000	195,858
Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	315,323
Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	324,246
Hercules Capital Funding Trust,
Series 2018-1A, Class A, 4.61%, 11/22/27(a)	535,690	540,940
Series 2019-1A, Class A, 4.70%, 2/20/28(a)	450,000	454,351
HPEFS Equipment Trust,
Series 2019-1A, Class B, 2.32%, 9/20/29(a)	100,000	101,442
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	340,703
Series 2020-2A, Class C, 2.00%, 7/22/30(a)	289,000	294,112

Ivy Hill Middle Market Credit Fund IX Ltd., Series 9A, Class CR, (3M USD LIBOR + 2.35%), 2.57%, 1/18/30(a)(c)	778,000	740,471
Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (3M USD LIBOR + 1.25%), 1.47%, 7/18/30(a)(c)	273,000	270,944
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	311,020
Kayne CLO 8 Ltd., Series 2020-8A, Class E, (3M USD LIBOR + 7.15%, 7.15% Floor), 7.39%, 7/15/31(a)(c)(d)	859,000	871,597
MelTel Land Funding LLC, Series 2019-1A, Class C, 6.07%, 4/15/49(a)	188,000	198,725

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Nationstar HECM Loan Trust,
Series 2019-1A, Class M1, 2.67%, 6/25/29(a)	$606,000	$608,486
Series 2019-2A, Class M1, 2.36%, 11/25/29(a)	100,000	101,117
Series 2020-1A, Class A1, 1.27%, 9/25/30(a)	760,714	761,931
Series 2020-1A, Class M1, 1.47%, 9/25/30(a)	230,000	230,467
Series 2020-1A, Class M2, 1.97%, 9/25/30(a)	206,000	206,377
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3, 1.32%, 10/15/52(a)	292,000	293,248
Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	934,790

NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, 5/25/23(a)	298,668	299,813
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.86%, 7.86% Floor), 8.10%, 7/15/33(a)(c)(d)	853,000	854,524
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class AT1, 1.28%, 8/15/52(a)	954,000	959,541
OHA Credit Funding 6 Ltd., Series 2020-6A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.56%, 7/20/31(a)(c)(d)	582,000	584,409
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.02%, 4/20/32(a)(c)	400,000	396,770
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 3.15%, 1/15/31(a)(c)	788,000	788,216
	Par	Value
Other (Continued)

Parliament Funding II Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.67%, 8/12/30(a)(c)	$426,000	$425,998
PFS Financing Corp.,
Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	616,729
Series 2020-F, Class A, 0.93%, 8/15/24(a)	186,000	187,233
Series 2020-F, Class B, 1.42%, 8/15/24(a)	100,000	100,653
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	894,241
Series 2020-E, Class B, 1.57%, 10/15/25(a)	465,000	467,369

Silvermore CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.17%), 1.39%, 5/15/26(a)(c)	56,771	56,771
Sound Point CLO XVII,
Series 2017-3A, Class A1A, (3M USD LIBOR + 1.22%), 1.44%, 10/20/30(a)(c)	263,000	263,000
Series 2017-3A, Class A1B, (3M USD LIBOR + 1.22%), 1.44%, 10/20/30(a)(c)	263,000	262,870

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	634,503	639,177
Stratus CLO Ltd., Series 2020-2A, Class D, (3M USD LIBOR + 3.65%, 3.65% Floor), 3.92%, 10/15/28(a)(c)	448,000	450,448
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.17%, 4/17/28(a)(c)	155,984	155,860
Towd Point Mortgage Trust,
Series 2017-2, Class A1, 2.75%, 4/25/57(a)	469,931	478,886
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	485,958	507,820

TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	229,313	229,937
VCAT LLC,
Series 2020-NPL1, Class A1, (Step to 6.67% on 9/25/23), 3.67%, 8/25/50(a)(e)	229,963	232,668

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
VCAT LLC,
Series 2021-NPL1, Class A1, 2.29%, 12/26/50(a)	$121,881	$121,907

VCO CLO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.72%, 7/20/30(a)(c)	193,559	193,082
Venture XXIX CLO Ltd., Series 2017-29A, Class A, (3M USD LIBOR + 1.28%), 1.50%, 9/07/30(a)(c)	324,000	324,000
Vericrest Opportunity Loan Trust, Series 2020-NPL6, Class A1A, (Step to 6.97% on 7/25/23), 3.97%, 4/25/50(a)(e)	180,321	180,929
Verizon Owner Trust,
Series 2019-A, Class B, 3.02%, 9/20/23	585,000	606,604
Series 2019-B, Class B, 2.40%, 12/20/23	605,000	625,083
Series 2019-C, Class B, 2.06%, 4/22/24	375,000	386,748

VOLT XCI LLC, Series 2020-NPL7, Class A1, (Step to 6.11% on 2/25/24), 3.11%, 11/25/50(a)(e)	468,092	469,873
Volvo Financial Equipment LLC, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	313,559
Voya CLO Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.85%, 7.85% Floor), 8.07%, 7/19/31(a)(c)(d)	928,000	929,572
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.13%, 4/20/28(a)(c)	230,537	230,607
West CLO Ltd., Series 2014-2A, Series A1BR, 2.72%, 1/16/27(a)	35,453	35,425
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.99%, 10/24/31(a)(c)	963,000	966,652
Woodmont Trust, Series 2017-1A, Class A1R, (3M USD LIBOR + 2.00%, 2.00% Floor), 2.22%, 10/18/32(a)(c)	959,000	957,797
	Par	Value
Other (Continued)

Zais CLO 14 Ltd., Series 2020-14A, Class A1A, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.64%, 4/15/32(a)(c)	$697,000	$685,279
Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.53%, 4/15/30(a)(c)	311,757	310,181
		42,992,296
Whole Loan – 1.3%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	304,438	313,887
CIM Trust,
Series 2017-7, Class A, 3.00%, 4/25/57(a)	167,339	170,710
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	355,749	378,417
PRPM LLC,
Series 2020-3, Class A1, (Step to 5.86% on 10/25/23), 2.86%, 9/25/25(a)(e)	544,366	549,047
Series 2020-5, Class A1, (Step to 6.10% on 11/25/23), 3.10%, 11/25/25(a)(e)	548,050	554,136

RCO V Mortgage LLC, Series 2020-1, Class A1, (Step to 6.11% on 10/25/23), 3.11%, 9/25/25(a)(e)	489,963	491,130
		2,457,327
Total Asset-Backed Securities (Cost $68,101,544)		69,246,547

	Number of Shares
Common Stocks – 0.2%
Oil & Gas Services – 0.2%
PHI Group, Inc.(f)*	30,348	364,176
Retail – 0.0%(g)
J.C. Penney Earnout(h)*	3,405	20,430
Total Common Stocks (Cost $252,192)		384,606

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Corporate Bonds – 1.8%
Airlines – 0.3%
American Airlines Pass Through Trust, Series 2016-2, Class A, 3.65%, 6/15/28	$518,889	$497,938
Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	391,000	366,562
Commercial Services – 0.4%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 11.50%, 6/30/24(i)	804,661	798,626
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	169,176
Housewares – 0.0%(g)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	73,000	78,293
Investment Management Companies – 0.3%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	528,315
Leisure Time – 0.2%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	274,000	317,326
Telecommunications – 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	381,000	414,463
Frontier Communications Corp., 5.87%, 10/15/27(a)	137,000	147,536
		561,999
Total Corporate Bonds (Cost $3,078,560)		3,318,235

Foreign Issuer Bonds – 0.4%
Canada – 0.3%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)(d)	470,000	533,685
	Par	Value
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	$175,000	$183,969
Total Foreign Issuer Bonds (Cost $598,843)		717,654

Term Loans – 2.9%
Advertising – 0.6%
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, (3M USD LIBOR + 5.25%, 1.00% Floor), 6.25%, 9/27/24(c)	199,500	199,500
ABG Intermediate Holdings 2 LLC, Initial Term Loan, (3M USD LIBOR + 3.50%, 1.00% Floor), 4.50%, 9/27/24(a)(c)	472,436	472,290
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 5.50%, 8/16/23(c)	374,878	352,385
		1,024,175
Airlines – 0.1%
Delta Air Lines, Inc., Term Loan, (1M USD LIBOR + 4.75%, 1.00% Floor), 5.75%, 4/29/23(c)	165,170	167,730
Commercial Services – 0.4%
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 4.50%, 1.00% Floor), 7.89%, 11/25/24(c)(j)	715,706	665,607
Electronics – 0.1%
Tech Data Corp., Non-FILO Term Loan, (1M USD LIBOR + 3.50%), 3.62%, 6/30/25(c)	253,365	254,822
Environmental Control – 0.2%
Packers Holdings LLC, 2020 Incremental Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/04/24(c)	89,000	89,779
Packers Holdings LLC, Initial Term Loan,
(1M USD LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/04/24(c)	136,648	136,614
12/04/24(k)	224,421	224,365
		450,758

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Insurance – 0.3%
Asurion LLC, New B-7 Term Loan, 11/03/24(k)	$186,000	$185,269
Asurion LLC, Replacement B-2 Term Loan, (1M USD LIBOR + 6.50%), 6.62%, 8/04/25(c)	342,000	342,000
		527,269
Retail – 0.2%
J.C. Penney Corp., Inc., Loan,
(1M USD LIBOR + 11.75%, 1.25% Floor), 13.00%, 4/01/21(c)	311,618	381,732
(3M USD LIBOR + 4.25%, 1.00% Floor), 5.25%, 6/23/23(c)(l)	201,877	15,141
		396,873
Software – 0.2%
Solera LLC, Dollar Term Loan,
(1M USD LIBOR + 2.75%), 2.87%, 3/03/23(a)(c)	316,170	314,567
3/03/23(k)	41,922	41,709
		356,276
Telecommunications – 0.6%
Cincinnati Bell, Inc., Tranche B Term Loan, (1M USD LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/02/24(c)	325,668	325,414
Frontier Communications Corp., Initial Term Loan, (1M USD LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21(c)	370,000	369,652
LOGIX Holding Co. LLC, Initial Term Loan, (1M USD LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/22/24(c)	203,385	191,182
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 7.25%, 9/21/27(c)	314,418	309,013
		1,195,261
	Par	Value
Transportation – 0.2%
Hanjin International Corp., Term Loan, (3M USD LIBOR + 5.00%), 5.22%, 12/11/22(c)	$424,000	$424,000
Total Term Loans (Cost $5,554,749)		5,462,771

	Number of Shares
Warrants – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc. (f)(m)*	14,039	110,837
Telecommunications – 0.0%(g)
Windstream Services LLC (n)*	318	3,498
Total Warrants (Cost $256,977)		114,335

	Par
Mortgage-Backed Securities – 2.3%
Federal Home Loan Mortgage Corporation – 1.1%
Multifamily Structured Pass Through Certificates,
Series K024, Class A2, 2.57%, 9/25/22	52,000	53,507
Series K042, Class A1, 2.27%, 6/25/24	107,804	111,148
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	254,207	258,824
Series 4387, Class VA, 3.00%, 2/15/26	336,744	345,360
Series 4220, Class EH, 2.50%, 6/15/28	504,993	522,875
Series 4311, Class QC, 2.25%, 10/15/28	500,869	515,502
Series 4162, Class P, 3.00%, 2/15/33	341,662	361,569
		2,168,785
Federal National Mortgage Association – 0.3%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(o)	140,324	133,846

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	$272,403	$279,276
Series 2012-144, Class PD, 3.50%, 4/25/42	170,487	181,101
		594,223
Government National Mortgage Association – 0.9%
Series 2012-150, Class IO, 0.63%, 11/16/52(p)	2,013,941	43,995
Series 2014-138, Class A, 2.70%, 1/16/44	14,668	14,671
Series 2014-148, Class A, 2.65%, 11/16/43	318,040	321,021
Series 2015-108, Class IO, 0.71%, 10/16/56(p)	489,468	18,861
Series 2015-47, Class IO, 0.61%, 10/16/56(p)	2,588,823	83,961
Series 2015-7, Class IO, 0.64%, 1/16/57(p)	2,800,855	91,757
Series 2019-39, Class A, 3.10%, 5/16/59	297,390	303,602
Series 2020-42, Class IO, 1.06%, 3/16/62(p)	2,276,075	190,741
Series 2020-43, Class IO, 1.27%, 11/16/61(p)	1,409,788	127,377
Series 2020-71, Class IO, 1.20%, 1/16/62(p)	1,886,130	164,524
Series 2020-75, Class IO, 1.12%, 2/16/62(p)	3,158,435	260,387
		1,620,897
Total Mortgage-Backed Securities (Cost $4,765,883)		4,383,905

Number of Shares
Investment Companies – 45.3%
Schwab Intermediate-Term U.S. Treasury ETF	324,315	18,800,541
	Number of Shares	Value
Schwab Short-Term U.S. Treasury ETF	441,265	$22,685,434
Vanguard Intermediate-Term Corporate Bond ETF	72,880	7,017,615
Vanguard Mortgage-Backed Securities ETF	172,813	9,350,911
Vanguard Short-Term Corporate Bond ETF	215,248	17,889,261
Vanguard Short-Term Inflation-Protected Securities ETF	172,874	8,875,351
Total Investment Companies (Cost $83,294,342)		84,619,113

Short-Term Investments – 10.4%
Money Market Fund – 8.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(q)	15,615,466	15,615,466
U.S. Treasury Bills – 2.0%
U.S. Treasury Bill, 0.04%, 2/02/21(r)	3,744,000	3,743,998
Total Short-Term Investments (Cost $19,359,461)		19,359,464
Total Investments – 100.4% (Cost $185,262,551)		187,606,630
Liabilities less Other Assets – (0.4)%		(672,080)
NET ASSETS – 100.0%		$186,934,550

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2021.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(d)	Restricted security that has been deemed illiquid. At January 31, 2021, the value of these restricted illiquid securities amounted to $7,534,802 or 4.03% of net assets. Additional information on these restricted illiquid securities is as follows:
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$891,000
AGL CLO 6 Ltd., 7.71%, 7/20/31	7/21/20	242,688
Air Canada Pass Through Trust, 10.50%, 7/15/26	5/29/20	448,341
Cayuga Park CLO Ltd., 7.55%, 7/17/31	6/29/20	429,783
CIFC Funding Ltd., 7.86%, 8/24/32	7/20/20	675,937
Golub Capital Partners ABS Funding Ltd., 3.21%, 1/22/29	11/2/20	769,000
Security	Acquisition Date	Acquisition Cost
Golub Capital Partners ABS Funding Ltd., 4.50%, 1/22/29	11/2/20	$476,000
Kayne CLO 8 Ltd., 7.39%, 7/15/31	7/1/20	842,341
LoanCore Issuer Ltd., 7/15/35	1/28/21	237,000
Octagon Investment Partners 46 Ltd., 8.10%, 7/15/33	6/26/20	827,954
OHA Credit Funding 6 Ltd., 7.56%, 7/20/31	7/1/20	576,356
Voya CLO Ltd., 8.07%, 7/19/31	8/5/20	909,901

(e)	Step coupon bond. Rate as of January 31, 2021 is disclosed.
(f)	This restricted security constituted 0.25% of total net assets at January 31, 2021. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.
(g)	Amount rounds to less than 0.05%.
(h)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $6.00 is based on an independent third-party broker quote. During the fiscal period, the Fund obtained the security via a reorganization event at no cost.
(i)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(j)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $93.00 is derived using a pricing model which involves amortized cost and a 10% discount. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower. During the fiscal period, the Fund did not add or detract from its position in this asset.
(k)	Position is unsettled. Contract rate was not determined at January 31, 2021 and does not take effect until settlement date.
(l)	Issuer has defaulted on terms of debt obligation.
(m)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $7.89 is based on recent trade activity obtained from market makers in the security. During the fiscal period, the Fund did not add or detract from its position in this asset.
(n)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $11.00 is based on an independent third-party broker quote. During the fiscal period, the Fund obtained $146,140 of this security via a reorganization event.
(o)	Zero coupon bond.
(p)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2021 is disclosed.
(q)	7-day current yield as of January 31, 2021 is disclosed.
(r)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Country Diversification (%)
United States	78.2
Cayman Islands	10.8
All other countries less than 5%	11.0
Total	100.0
Sector Diversification (%)
Investment Companies	45.3
Asset-Backed Securities	37.0
Short-Term Investments	10.4
All other sectors less than 5%	7.3
Total	100.0
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Asset-Backed Securities	$—	$69,246,547	$—	$69,246,547
Common Stocks	364,176	—	20,430	384,606
Corporate Bonds	—	3,318,235	—	3,318,235
Foreign Issuer Bonds	—	717,654	—	717,654
Term Loans	—	4,797,164	665,607	5,462,771
Mortgage-Backed Securities	—	4,383,905	—	4,383,905
Warrants	—	—	114,335	114,335
Investment Companies	84,619,113	—	—	84,619,113
Short-Term Investments	15,615,466	3,743,998	—	19,359,464
Total Investments	$100,598,755	$86,207,503	$800,372	$187,606,630
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Commercial Mortgage-Backed Securities – 0.3%
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.38%, 8/10/44(b)(c)	$295,000	$180,430
Series 2011-GC5, Class C, 5.38%, 8/10/44(b)(c)	35,000	29,435

MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(c)	100,000	69,250
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.18%, 11/15/59(c)	45,000	39,121
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.63%, 3/15/44(b)(c)	225,000	105,891
Series 2012-C7, Class D, 4.81%, 6/15/45(b)(c)	320,000	166,312
Series 2012-C10, Class C, 4.36%, 12/15/45(c)	90,000	56,845
		647,284
Total Asset-Backed Securities (Cost $664,346)		647,284

	Number of Shares
Common Stocks – 0.5%
Aerospace/Defense – 0.0%(d)
Lockheed Martin Corp.	86	27,677
Banks – 0.0%(d)
Morgan Stanley	474	31,782
Beverages – 0.0%(d)
Coca-Cola (The) Co.	575	27,686
Chemicals – 0.0%(d)
Hexion Holdings Corp., Class B*	434	5,668
Commercial Services – 0.0%(d)
Automatic Data Processing, Inc.	176	29,061
Computers – 0.1%
Accenture PLC, Class A	124	29,998
Apple, Inc.	246	32,462
		62,460
	Number of Shares	Value
Cosmetics/Personal Care – 0.0%(d)
Procter & Gamble (The) Co.	224	$28,719
Diversified Financial Services – 0.0%(d)
BlackRock, Inc.	44	30,855
Electric – 0.1%
Duke Energy Corp.	339	31,866
NextEra Energy, Inc.	419	33,885
		65,751
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	1,971
Healthcare - Products – 0.0%(d)
Abbott Laboratories	289	35,717
Healthcare - Services – 0.0%(d)
Anthem, Inc.	96	28,510
UnitedHealth Group, Inc.	89	29,689
		58,199
Insurance – 0.0%(d)
Progressive (The) Corp.	330	28,773
Machinery - Diversified – 0.0%(d)
Deere & Co.	121	34,945
Media – 0.0%(d)
Comcast Corp., Class A	594	29,445
Mining – 0.0%(d)
Newmont Corp.	505	30,098
Oil & Gas – 0.0%(d)
Battalion Oil Corp.*	363	2,668
Chevron Corp.	340	28,968
		31,636
Pharmaceuticals – 0.1%
Johnson & Johnson	202	32,952
Merck & Co., Inc.	369	28,439
		61,391
Pipelines – 0.0%(d)
Williams (The) Cos., Inc.	1,367	29,021
Real Estate Investment Trusts – 0.0%(d)
American Tower Corp.	140	31,830
Retail – 0.1%
Home Depot (The), Inc.	116	31,415
Starbucks Corp.	302	29,237
Walmart, Inc.	206	28,941
		89,593

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Software – 0.0%(d)
Microsoft Corp.	143	$33,170
Telecommunications – 0.1%
AT&T, Inc.	9,213	263,768
Cisco Systems, Inc.	689	30,716
		294,484
Transportation – 0.0%(d)
Union Pacific Corp.	149	29,423
United Parcel Service, Inc., Class B	181	28,055
		57,478
Total Common Stocks (Cost $1,218,561)		1,157,410

Convertible Preferred Stocks – 0.7%
Agriculture – 0.5%
Bunge Ltd., 4.87%,	10,975	1,189,141
Banks – 0.1%
Bank of America Corp., 7.25%,	75	109,708
Wells Fargo & Co., 7.50%,	144	207,936
		317,644
Electric – 0.0%(d)
NextEra Energy, Inc., 5.28%, 3/01/23*	1,664	88,924
Healthcare - Products – 0.1%
Boston Scientific Corp., 5.50%, 6/01/23	2,333	254,904
Total Convertible Preferred Stocks (Cost $1,613,590)		1,850,613

	Par(a)
Convertible Bonds – 1.9%
Airlines – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	$180,000	253,575
Biotechnology – 0.4%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	140,000	149,893

1.25%, 5/15/27(b)	650,000	679,372

Guardant Health, Inc., 0.00%, 11/15/27(b)(e)	95,000	126,424
		955,689
	Par(a)	Value
Commercial Services – 0.1%
Chegg, Inc., 0.00%, 9/01/26(b)(e)	$45,000	$52,132
Shift4 Payments, Inc., 0.00%, 12/15/25(b)(e)	170,000	194,530
		246,662
Computers – 0.0%(d)
Lumentum Holdings, Inc., 0.50%, 12/15/26	60,000	73,661
Energy - Alternate Sources – 0.0%(d)
Sunrun, Inc., 0.00%, 2/01/26(b)(e)	40,000	40,535
Entertainment – 0.0%(d)
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(b)(e)	100,000	100,500
Healthcare - Products – 0.1%
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25(b)	180,000	201,890
Healthcare - Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27(b)	285,000	402,206
Internet – 0.1%
Palo Alto Networks, Inc., 0.38%, 6/01/25(b)	10,000	13,191
Uber Technologies, Inc., 0.00%, 12/15/25(b)(e)	115,000	119,868
		133,059
Media – 0.6%
DISH Network Corp.,
2.38%, 3/15/24	135,000	123,282

0.00%, 12/15/25(b)(e)	100,000	93,929

3.37%, 8/15/26	1,195,000	1,101,901

Liberty Media Corp., 0.50%, 12/01/50(b)	215,000	220,612
		1,539,724
Oil & Gas Services – 0.0%(d)
Oil States International, Inc., 1.50%, 2/15/23	70,000	56,478
Pharmaceuticals – 0.2%
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24	85,000	85,972

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Pharmaceuticals (Continued)
Flexion Therapeutics, Inc., 3.37%, 5/01/24	$50,000	$44,750
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	150,000	224,273
		354,995
Software – 0.1%
Bentley Systems, Inc., 0.13%, 1/15/26(b)	30,000	30,053
LivePerson, Inc., 0.00%, 12/15/26(b)(e)	95,000	105,844
		135,897
Trucking & Leasing – 0.0%(d)
Greenbrier (The) Cos., Inc., 2.87%, 2/01/24	85,000	84,862
Total Convertible Bonds (Cost $4,266,021)		4,579,733

Corporate Bonds – 23.8%
Advertising – 0.1%
Lamar Media Corp., 3.75%, 2/15/28	165,000	167,727
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(b)	140,000	148,225
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)	45,000	48,656
		364,608
Aerospace/Defense – 1.5%
Boeing (The) Co.,
5.15%, 5/01/30	300,000	355,832
3.25%, 2/01/35	30,000	29,918
3.55%, 3/01/38	5,000	4,945
3.50%, 3/01/39	25,000	24,697
5.71%, 5/01/40	40,000	50,631
3.38%, 6/15/46	520,000	487,109
3.65%, 3/01/47	25,000	24,404
3.63%, 3/01/48	45,000	43,671
3.85%, 11/01/48	5,000	4,966
3.90%, 5/01/49	120,000	122,200
3.75%, 2/01/50	115,000	115,628
5.81%, 5/01/50	655,000	861,212
3.82%, 3/01/59	25,000	24,212
5.93%, 5/01/60	100,000	133,976

Moog, Inc., 4.25%, 12/15/27(b)	15,000	15,563
Spirit AeroSystems, Inc.,
7.50%, 4/15/25(b)	330,000	353,994
4.60%, 6/15/28	210,000	201,271
	Par(a)	Value
Aerospace/Defense (Continued)
TransDigm, Inc.,
6.25%, 3/15/26(b)	$305,000	$321,665
6.37%, 6/15/26	330,000	340,725
5.50%, 11/15/27	225,000	232,146
		3,748,765
Airlines – 0.3%
American Airlines Group, Inc., 5.00%, 6/01/22(b)	10,000	9,450
American Airlines, Inc., 11.75%, 7/15/25(b)	175,000	203,018
Delta Air Lines, Inc., 7.38%, 1/15/26	195,000	223,901
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	175,000	181,453
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	50,000	51,126
		668,948
Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	85,000	89,709
4.87%, 5/15/26(b)	35,000	37,888
		127,597
Auto Manufacturers – 1.2%
Ford Motor Co.,
8.50%, 4/21/23	720,000	806,184
9.00%, 4/22/25	710,000	863,488

Ford Motor Credit Co. LLC, 4.14%, 2/15/23	205,000	211,150
General Motors Co.,
6.25%, 10/02/43	570,000	769,488
5.20%, 4/01/45	105,000	128,422

PM General Purchaser LLC, 9.50%, 10/01/28(b)	120,000	131,838
		2,910,570
Auto Parts & Equipment – 0.2%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)	205,000	217,095
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	285,000	291,444
Meritor, Inc., 4.50%, 12/15/28(b)	45,000	45,675
Tenneco, Inc., 7.88%, 1/15/29(b)	45,000	50,625
		604,839

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banks – 0.2%
Freedom Mortgage Corp., 7.62%, 5/01/26(b)	$220,000	$233,134
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	140,000	142,800
		375,934
Building Materials – 0.4%
American Woodmark Corp., 4.88%, 3/15/26(b)	120,000	122,700
Boise Cascade Co., 4.88%, 7/01/30(b)	15,000	16,294
Builders FirstSource, Inc., 5.00%, 3/01/30(b)	290,000	309,937
Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	145,000	151,525
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	56,341
JELD-WEN, Inc., 4.63%, 12/15/25(b)	43,000	43,860
Masonite International Corp., 5.37%, 2/01/28(b)	160,000	171,298
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	42,100
U.S. Concrete, Inc., 5.12%, 3/01/29(b)	165,000	168,507
		1,082,562
Chemicals – 0.2%
Chemours (The) Co., 5.38%, 5/15/27	130,000	139,912
Hexion, Inc., 7.87%, 7/15/27(b)	90,000	96,188
Olin Corp.,
5.13%, 9/15/27	35,000	36,313
5.62%, 8/01/29	20,000	21,425
5.00%, 2/01/30	135,000	141,434
		435,272
Commercial Services – 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(b)	160,000	162,701
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 6/15/28(b)	130,000	138,125
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	180,000	178,425
	Par(a)	Value
Commercial Services (Continued)
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	$190,000	$203,381
5.87%, 10/01/30(b)	180,000	199,575

Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	470,000	500,550
Sabre GLBL, Inc.,
9.25%, 4/15/25(b)	175,000	207,629
7.37%, 9/01/25(b)	65,000	70,037

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	70,000	72,975
		1,733,398
Computers – 0.1%
NCR Corp.,
8.12%, 4/15/25(b)	25,000	27,375
5.00%, 10/01/28(b)	75,000	77,062
5.25%, 10/01/30(b)	80,000	83,600
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	26,307
8.25%, 2/01/28(b)	25,000	27,688

Science Applications International Corp., 4.88%, 4/01/28(b)	5,000	5,263
		247,295
Distribution/Wholesale – 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(b)	120,000	126,716
Wolverine Escrow LLC, 9.00%, 11/15/26(b)	60,000	57,150
		183,866
Diversified Financial Services – 1.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	360,000	380,700
Navient Corp.,
5.50%, 1/25/23	55,000	57,627
6.12%, 3/25/24	295,000	314,175
5.00%, 3/15/27	300,000	304,875
4.88%, 3/15/28	230,000	228,275
OneMain Finance Corp.,
6.87%, 3/15/25	140,000	160,650
8.87%, 6/01/25	45,000	50,225

Quicken Loans LLC, 5.25%, 1/15/28(b)	945,000	1,008,787

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.63%, 3/01/29(b)	$105,000	$105,047
3.88%, 3/01/31(b)	100,000	101,375
		2,711,736
Electric – 0.1%
NRG Energy, Inc., 5.25%, 6/15/29(b)	10,000	11,000
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	47,592
PG&E Corp.,
5.00%, 7/01/28	110,000	118,688
5.25%, 7/01/30	105,000	115,736

Tallen Energy Supply LLC, 10.50%, 1/15/26(b)	70,000	64,400
		357,416
Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	165,000	168,713
WESCO Distribution, Inc.,
7.12%, 6/15/25(b)	120,000	130,800
7.25%, 6/15/28(b)	165,000	185,355
		484,868
Electronics – 0.0%(d)
Sensata Technologies, Inc., 3.75%, 2/15/31(b)	75,000	76,972
Engineering & Construction – 0.0%(d)
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	30,000	30,525
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(b)	45,000	45,900
Caesars Entertainment, Inc.,
6.25%, 7/01/25(b)	175,000	185,155
8.12%, 7/01/27(b)	235,000	257,912
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/01/25(b)	80,000	83,963
5.25%, 10/15/25(b)	80,000	79,842

Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.37%, 6/01/24	100,000	100,000
	Par(a)	Value
Entertainment (Continued)

Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 6.50%, 10/01/28(b)	$140,000	$147,700
International Game Technology PLC, 5.25%, 1/15/29(b)	430,000	459,025
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	165,000	165,413
3.75%, 1/15/28(b)	85,000	85,638
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	145,000	153,700
7.25%, 11/15/29(b)	35,000	37,713

Six Flags Entertainment Corp., 4.88%, 7/31/24(b)	100,000	99,250
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	60,000	59,400
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	125,000	129,063
		2,089,674
Food – 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(b)	95,000	108,181
Kraft Heinz Foods Co.,
3.95%, 7/15/25	85,000	92,704
3.00%, 6/01/26	85,000	89,839
5.50%, 6/01/50	45,000	55,150

Lamb Weston Holdings, Inc., 4.87%, 5/15/28(b)	40,000	44,288
Post Holdings, Inc.,
5.00%, 8/15/26	180,000	185,675
5.50%, 12/15/29(b)	5,000	5,431
4.63%, 4/15/30(b)	135,000	140,600

TreeHouse Foods, Inc., 4.00%, 9/01/28	120,000	121,200
U.S. Foods, Inc., 2/15/29(b)(f)	140,000	140,525
		983,593
Food Service – 0.1%
Aramark Services, Inc.,
6.38%, 5/01/25(b)	225,000	239,400

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Food Service (Continued)
Aramark Services, Inc.,
4.75%, 6/01/26	$80,000	$81,800
5.00%, 2/01/28(b)	20,000	20,850
		342,050
Healthcare - Products – 0.1%
Avantor Funding, Inc., 4.62%, 7/15/28(b)	220,000	231,594
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(b)	20,000	20,775
		252,369
Healthcare - Services – 1.2%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(b)	55,000	56,169
CHS/Community Health Systems, Inc.,
8.12%, 6/30/24(b)	105,000	110,250
8.00%, 3/15/26(b)	430,000	462,250
8.00%, 3/15/26	20,000	21,500
5.62%, 3/15/27(b)	100,000	105,000
6.00%, 1/15/29(b)	45,000	47,813

DaVita, Inc., 3.75%, 2/15/31(b)	230,000	228,131
Encompass Health Corp.,
4.50%, 2/01/28	260,000	270,725
4.75%, 2/01/30	265,000	285,031

LifePoint Health, Inc., 5.38%, 1/15/29(b)	230,000	231,725
ModivCare, Inc., 5.87%, 11/15/25(b)	50,000	53,000
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	65,000	67,438
Select Medical Corp., 6.25%, 8/15/26(b)	30,000	32,096
Surgery Center Holdings, Inc., 6.75%, 7/01/25(b)	100,000	102,755
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	150,000	158,011
4.63%, 6/15/28(b)	20,000	21,000
6.12%, 10/01/28(b)	695,000	728,012
		2,980,906
Home Builders – 0.2%
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	26,625
KB Home, 4.80%, 11/15/29	50,000	55,073
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(b)	125,000	140,938
5.13%, 8/01/30(b)	160,000	176,000
	Par(a)	Value
Home Builders (Continued)

Tri Pointe Homes, Inc., 5.70%, 6/15/28	$70,000	$78,575
		477,211
Household Products/Wares – 0.1%
Prestige Brands, Inc., 5.13%, 1/15/28(b)	125,000	132,928
Housewares – 0.0%(d)
Newell Brands, Inc., 4.88%, 6/01/25	50,000	55,063
Insurance – 0.1%
AmWINS Group, Inc., 7.75%, 7/01/26(b)	50,000	53,594
AssuredPartners, Inc., 5.63%, 1/15/29(b)	85,000	86,275
		139,869
Internet – 1.7%
ANGI Group LLC, 3.88%, 8/15/28(b)	95,000	94,644
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	41,000
Endurance Acquisition Merger Sub, 2/15/29(b)(f)	185,000	182,225
Expedia Group, Inc.,
4.63%, 8/01/27(b)	125,000	138,512
3.25%, 2/15/30	700,000	714,989
Netflix, Inc.,
5.37%, 11/15/29(b)	170,000	212,075
4.87%, 6/15/30(b)	435,000	525,791
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	835,000	894,469
8.00%, 11/01/26(b)	785,000	845,837
7.50%, 9/15/27(b)	455,000	499,044
6.25%, 1/15/28(b)	80,000	86,000
		4,234,586
Investment Management Companies – 0.4%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/01/24	55,000	56,100
6.25%, 5/15/26	165,000	174,337
5.25%, 5/15/27	640,000	673,600
4.38%, 2/01/29(b)	130,000	129,350
		1,033,387
Iron/Steel – 0.3%
Allegheny Technologies, Inc.,
7.87%, 8/15/23	180,000	197,676
5.88%, 12/01/27	60,000	63,007

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Iron/Steel (Continued)

Carpenter Technology Corp., 6.38%, 7/15/28	$20,000	$21,868
Cleveland-Cliffs, Inc.,
9.87%, 10/17/25(b)	185,000	216,913
6.75%, 3/15/26(b)	35,000	37,661
United States Steel Corp.,
6.87%, 8/15/25	20,000	19,710
6.25%, 3/15/26	105,000	100,800
		657,635
Leisure Time – 0.3%
Carnival Corp.,
7.63%, 3/01/26(b)	135,000	142,763
9.87%, 8/01/27(b)	135,000	154,912

Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(b)	145,000	167,928
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	175,000	175,000
		640,603
Lodging – 1.0%
Boyd Gaming Corp.,
6.00%, 8/15/26	55,000	56,856
4.75%, 12/01/27	330,000	339,488
Marriott Ownership Resorts, Inc.,
6.12%, 9/15/25(b)	125,000	132,813
4.75%, 1/15/28	265,000	266,988

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	371,000	385,899
MGM Resorts International, 5.50%, 4/15/27	260,000	281,572
Wyndham Destinations, Inc.,
3.90%, 3/01/23	245,000	248,675
6.62%, 7/31/26(b)	245,000	273,616
4.63%, 3/01/30(b)	65,000	67,233

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25(b)	355,000	366,537
		2,419,677
Machinery - Diversified – 0.0%(d)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	50,625
Media – 2.5%
AMC Networks, Inc., 2/15/29(f)	205,000	204,744
	Par(a)	Value
Media (Continued)
Block Communications, Inc., 4.88%, 3/01/28(b)	$20,000	$20,675
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	185,000	200,725
4.75%, 3/01/30(b)	1,565,000	1,664,722
4.50%, 8/15/30(b)	105,000	110,578
4.50%, 5/01/32(b)	55,000	57,200

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	160,000	166,250
CSC Holdings LLC,
5.50%, 4/15/27(b)	200,000	210,940
5.75%, 1/15/30(b)	500,000	538,750
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)	255,000	205,912
6.62%, 8/15/27(b)	180,000	114,300
DISH DBS Corp.,
7.75%, 7/01/26	310,000	338,675
7.37%, 7/01/28	65,000	67,681

Gray Television, Inc., 4.75%, 10/15/30(b)	245,000	244,387
iHeartCommunications, Inc.,
6.38%, 5/01/26	10,000	10,653
8.37%, 5/01/27	1,135,000	1,210,614
4.75%, 1/15/28(b)	180,000	183,825

Meredith Corp., 6.87%, 2/01/26	216,000	218,408
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	20,000	21,229
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	185,000	194,713
Townsquare Media, Inc., 6.87%, 2/01/26(b)	35,000	36,138
Univision Communications, Inc., 6.62%, 6/01/27(b)	80,000	84,136
		6,105,255
Mining – 0.5%
Alcoa Nederland Holding B.V., 5.50%, 12/15/27(b)	200,000	215,276
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	80,000	85,200
4.13%, 3/01/28	125,000	131,475
4.37%, 8/01/28	70,000	74,177
4.25%, 3/01/30	280,000	303,537
4.62%, 8/01/30	55,000	61,065
5.40%, 11/14/34	20,000	24,900

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Mining (Continued)

Novelis Corp., 4.75%, 1/30/30(b)	$305,000	$320,776
		1,216,406
Miscellaneous Manufacturing – 0.0%(d)
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,750
Office/Business Equipment – 0.1%
Xerox Holdings Corp.,
5.00%, 8/15/25(b)	100,000	104,878
5.50%, 8/15/28(b)	100,000	103,095
		207,973
Oil & Gas – 2.2%
Antero Resources Corp.,
8.37%, 7/15/26(b)	25,000	26,380
7.62%, 2/01/29(b)	75,000	76,687
Apache Corp.,
4.25%, 1/15/30	150,000	148,125
4.75%, 4/15/43	5,000	4,750
4.25%, 1/15/44	115,000	105,800

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	130,000	124,150
California Resources Corp., 7.12%, 2/01/26(b)	30,000	29,631
Centennial Resource Production LLC, 8.00%, 6/01/25(b)	82,000	77,900
Comstock Resources, Inc., 9.75%, 8/15/26	100,000	106,500
Continental Resources, Inc.,
4.50%, 4/15/23	14,000	14,369
3.80%, 6/01/24	190,000	194,750
4.38%, 1/15/28	65,000	66,625
5.75%, 1/15/31(b)	30,000	32,469
4.90%, 6/01/44	100,000	96,625

CVR Energy, Inc., 5.25%, 2/15/25(b)	60,000	58,782
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.62%, 7/15/25(b)	55,000	58,747
5.50%, 1/30/26(b)	35,000	36,225
EQT Corp.,
7.87%, 2/01/25	105,000	123,737
5.00%, 1/15/29	10,000	10,875
8.75%, 2/01/30	155,000	196,850
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 2/01/29(b)	60,000	60,462
	Par(a)	Value
Oil & Gas (Continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 2/01/31(b)	$50,000	$50,750

Indigo Natural Resources LLC, 2/01/29(b)(f)	70,000	69,125
Matador Resources Co., 5.88%, 9/15/26	90,000	85,950
Murphy Oil Corp., 6.38%, 12/01/42	100,000	87,500
Nabors Industries, Inc., 9.00%, 2/01/25(b)	28,000	28,420
Occidental Petroleum Corp.,
2.70%, 2/15/23	44,000	43,469
2.90%, 8/15/24	790,000	762,350
3.50%, 6/15/25	380,000	368,600
5.55%, 3/15/26	65,000	68,331
3.40%, 4/15/26	20,000	19,319
3.20%, 8/15/26	25,000	23,437
3.00%, 2/15/27	35,000	32,287
8.50%, 7/15/27	90,000	106,200
3.50%, 8/15/29	525,000	487,132
8.87%, 7/15/30	85,000	106,739
7.50%, 5/01/31	10,000	11,525
4.10%, 2/15/47	5,000	4,138
4.20%, 3/15/48	15,000	12,562
4.40%, 8/15/49	165,000	139,837
Ovintiv, Inc.,
7.37%, 11/01/31	40,000	50,919
7.20%, 11/01/31	95,000	119,612
6.50%, 8/15/34	215,000	263,478
6.63%, 8/15/37	35,000	42,072
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25(b)	90,000	86,818
6.00%, 2/15/28	70,000	40,616
Range Resources Corp.,
5.00%, 3/15/23	53,000	53,150
9.25%, 2/01/26	115,000	125,326
8.25%, 1/15/29(b)	45,000	47,250

SM Energy Co., 10.00%, 1/15/25(b)	61,000	67,634
Southwestern Energy Co.,
6.45%, 1/23/25	155,000	162,459
7.50%, 4/01/26	25,000	26,120
7.75%, 10/01/27	15,000	15,900

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29(b)	145,000	148,262

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas (Continued)

Transocean Guardian Ltd., 5.88%, 1/15/24(b)	$49,300	$43,138
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(b)	50,000	46,500
		5,497,364
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	148,800	136,896
Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(b)	55,000	56,097
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	65,000	70,281
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	190,000	187,293
		313,671
Pharmaceuticals – 0.7%
Bausch Health Cos., Inc.,
5.00%, 1/30/28(b)	45,000	46,364
6.25%, 2/15/29(b)	600,000	645,750
7.25%, 5/30/29(b)	50,000	55,750
5.25%, 1/30/30(b)	100,000	103,256
5.25%, 2/15/31(b)	250,000	257,567

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)	230,000	194,925
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.87%, 9/01/25(b)	210,000	228,900
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	86,000	92,499
		1,625,011
Pipelines – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	25,000	26,453
Buckeye Partners L.P.,
5.85%, 11/15/43	45,000	44,888
5.60%, 10/15/44	60,000	57,900

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	85,000	81,883
DCP Midstream Operating L.P.,
5.38%, 7/15/25	50,000	53,485
5.63%, 7/15/27	195,000	212,550
	Par(a)	Value
Pipelines (Continued)
DCP Midstream Operating L.P.,
5.13%, 5/15/29	$25,000	$27,190

Energy Transfer Operating L.P., (3M USD LIBOR + 4.03%), 6.25%, 2/15/23(g)(h)	80,000	65,166
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	8,025
5.05%, 4/01/45	5,000	3,999
5.45%, 6/01/47	340,000	271,787
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	155,000	162,141
6.50%, 7/01/27(b)	160,000	172,816
5.50%, 7/15/28	25,000	25,894
4.50%, 1/15/29(b)	55,000	53,240
4.75%, 1/15/31(b)	100,000	96,538

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	162,312
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	100,000	105,025
Hess Midstream Operations L.P., 5.62%, 2/15/26(b)	444,000	459,025
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	320,000	334,000
NuStar Logistics L.P.,
5.75%, 10/01/25	85,000	89,463
5.62%, 4/28/27	120,000	126,000
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(b)	17,000	17,314
6.00%, 3/01/27(b)	90,000	90,900
5.50%, 1/15/28(b)	130,000	128,700
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.87%, 4/15/26	80,000	83,801
5.50%, 3/01/30	45,000	47,840
4.88%, 2/01/31(b)	250,000	261,875
Western Midstream Operating L.P.,
5.30%, 2/01/30	300,000	330,000
5.45%, 4/01/44	100,000	104,875
5.30%, 3/01/48	10,000	10,250
6.50%, 2/01/50	105,000	118,125
		3,833,460

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 6/15/25(b)	$185,000	$200,956
9.37%, 4/01/27(b)	90,000	99,995
5.75%, 1/15/29(b)	45,000	45,956
		346,907
Real Estate Investment Trusts – 0.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26(b)	285,000	296,400
Iron Mountain, Inc., 4.87%, 9/15/29(b)	565,000	588,730
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/01/25(b)	95,000	94,762
4.25%, 2/01/27(b)	390,000	377,454

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	191,000	200,550
Service Properties Trust,
4.35%, 10/01/24	170,000	166,948
7.50%, 9/15/25	120,000	135,678
4.75%, 10/01/26	65,000	62,725

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.87%, 2/15/25(b)	45,000	48,488
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	60,000	60,816
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)	55,000	55,975
3.75%, 2/15/27(b)	65,000	65,975
4.13%, 8/15/30(b)	70,000	72,890
		2,227,391
Retail – 0.9%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	19,000	19,523
4.75%, 3/01/30	22,000	23,137
Carvana Co.,
5.63%, 10/01/25(b)	415,000	428,956
5.88%, 10/01/28(b)	140,000	145,425

Golden Nugget, Inc., 6.75%, 10/15/24(b)	105,000	105,241
	Par(a)	Value
Retail (Continued)

Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	$30,000	$30,713
IRB Holding Corp., 6.75%, 2/15/26(b)	40,000	41,300
Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	50,000	51,378
L Brands, Inc.,
5.25%, 2/01/28	235,000	248,230
6.62%, 10/01/30(b)	90,000	101,250
6.87%, 11/01/35	5,000	5,796
6.75%, 7/01/36	65,000	74,263

LBM Acquisition LLC, 6.25%, 1/15/29(b)	50,000	50,610
Lithia Motors, Inc., 4.38%, 1/15/31(b)	105,000	111,169
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	21,275
Nordstrom, Inc., 5.00%, 1/15/44	85,000	83,599
PetSmart, Inc.,
7.12%, 3/15/23(b)	75,000	75,337
8.87%, 6/01/25(b)	160,000	167,053
QVC, Inc.,
4.85%, 4/01/24	5,000	5,431
4.45%, 2/15/25	10,000	10,700

Staples, Inc., 7.50%, 4/15/26(b)	200,000	204,018
White Cap Buyer LLC, 6.87%, 10/15/28(b)	35,000	36,239
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	10,000	10,734
3.63%, 3/15/31	255,000	250,193
		2,301,570
Software – 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	95,000	97,375
Camelot Finance S.A., 4.50%, 11/01/26(b)	75,000	78,000
Dun & Bradstreet (The) Corp., 6.87%, 8/15/26(b)	9,000	9,630
J2 Global, Inc., 4.63%, 10/15/30(b)	95,000	99,037
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	190,000	195,225
		479,267
Telecommunications – 0.7%
CommScope Technologies LLC,
6.00%, 6/15/25(b)	34,000	34,680
5.00%, 3/15/27(b)	950,000	941,687

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Telecommunications (Continued)
CommScope, Inc.,
8.25%, 3/01/27(b)		$115,000	$123,625
7.12%, 7/01/28(b)		90,000	95,761

LogMeIn, Inc., 5.50%, 9/01/27(b)		95,000	99,394
Lumen Technologies, Inc.,
5.62%, 4/01/25		50,000	54,500
5.13%, 12/15/26(b)		95,000	101,021

ViaSat, Inc., 6.50%, 7/15/28(b)		185,000	199,800
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)		100,000	101,250
			1,751,718
Toys/Games/Hobbies – 0.0%(d)
Mattel, Inc., 5.88%, 12/15/27(b)		30,000	33,082
Total Corporate Bonds (Cost $53,517,621)			58,765,068

Foreign Government Inflation-Linked Bonds – 0.9%
Sovereign – 0.9%
Argentina Treasury Bond,
1.10%, 4/17/21	ARS	1,862,900	27,596
1.00%, 8/05/21	ARS	1,785,100	28,278
1.20%, 3/18/22	ARS	44,170,525	668,565
1.30%, 9/20/22	ARS	38,800	552
1.40%, 3/25/23	ARS	42,293,339	615,408
1.50%, 3/25/24	ARS	21,313,347	291,831

Bonos de la Tesoreria de la Republica, 1.50%, 3/01/26	CLP	6,500	297,746
Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 5/15/35	BRL	230,000	186,626
Letras de la Nacion Argentina con Ajuste por CER,
0.00%, 2/26/21(e)	ARS	156,500	2,093
0.00%, 5/21/21(e)	ARS	8,312,094	104,362
0.00%, 9/13/21(e)	ARS	4,617,607	56,615
			2,279,672
Total Foreign Government Inflation-Linked Bonds (Cost $2,529,208)			2,279,672
		Par(a)	Value

Foreign Issuer Bonds – 61.9%
Angola – 0.6%
Angolan Government International Bond,
8.25%, 5/09/28(b)		$660,000	$658,426
9.37%, 5/08/48(b)		200,000	197,976
9.13%, 11/26/49(b)		600,000	585,294
			1,441,696
Argentina – 0.3%
Argentine Republic Government International Bond,
(Step to 0.50% on 7/09/21), 0.13%, 7/09/30(i)		695,870	266,351
(Step to 1.13% on 7/09/21), 0.12%, 7/09/35(i)		1,169,164	399,574

Letras Del Tesoro En Pesos A Descuento, 0.00%, 3/31/21(e)	ARS	2,073,280	22,947
YPF S.A., 6.95%, 7/21/27(b)		120,000	73,800
			762,672
Australia – 0.2%
Mineral Resources Ltd., 8.13%, 5/01/27(b)		350,000	388,063
Bahrain – 0.6%
Bahrain Government International Bond,
5.25%, 1/25/33(b)		750,000	745,821
6.00%, 9/19/44		200,000	198,500
7.50%, 9/20/47		200,000	225,863

Oil and Gas Holding (The) Co. BSCC, 7.50%, 10/25/27		215,000	244,473
			1,414,657
Brazil – 4.0%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(b)		200,000	203,116
Brazil Letras do Tesouro Nacional,
0.00%, 7/01/21(e)	BRL	3,245,000	587,562
0.00%, 1/01/22(e)	BRL	6,100,000	1,081,908
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	17,599,000	3,499,261
10.00%, 1/01/25	BRL	8,490,000	1,747,277
Brazilian Government International Bond,
3.88%, 6/12/30		200,000	205,750
4.75%, 1/14/50		1,000,000	998,750

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Brazil (Continued)

CSN Islands XII Corp., 7.00%, 3/23/21(g)	$100,000	$97,690
MARB BondCo PLC, 3.95%, 1/29/31(b)	220,000	218,900
MV24 Capital B.V., 6.75%, 6/01/34(b)	189,264	205,967
Petrobras Global Finance B.V.,
6.90%, 3/19/49	90,000	107,531
6.85%, 6/05/15(j)	333,000	388,445

Suzano Austria GmbH, 3.75%, 1/15/31	235,000	249,441
Usiminas International S.a.r.l., 5.87%, 7/18/26(b)	200,000	215,040
		9,806,638
Canada – 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)	490,000	488,162
Baytex Energy Corp., 8.75%, 4/01/27(b)	120,000	94,500
Bombardier, Inc.,
6.00%, 10/15/22(b)	185,000	183,612
6.12%, 1/15/23(b)	485,000	488,637

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 2/15/30(b)	145,000	148,715
Cenovus Energy, Inc.,
4.25%, 4/15/27	15,000	16,429
5.25%, 6/15/37	10,000	11,220
5.40%, 6/15/47	175,000	204,415

Empire Communities Corp., 7.00%, 12/15/25(b)	85,000	89,735
GFL Environmental, Inc., 4.00%, 8/01/28(b)	200,000	198,090
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)	80,000	82,600
Mattamy Group Corp.,
5.25%, 12/15/27(b)	140,000	147,350
4.63%, 3/01/30(b)	65,000	67,438
MEG Energy Corp.,
7.12%, 2/01/27(b)	100,000	103,250
2/01/29(b)(f)	65,000	64,513
Methanex Corp.,
5.25%, 12/15/29	15,000	15,703
5.65%, 12/01/44	90,000	93,600

Open Text Corp., 3.88%, 2/15/28(b)	115,000	117,587
		Par(a)	Value
Canada (Continued)
Parkland Corp.,
6.00%, 4/01/26(b)		$224,000	$235,200
5.87%, 7/15/27(b)		80,000	85,600
Seven Generations Energy Ltd.,
6.87%, 6/30/23(b)		11,000	11,124
5.38%, 9/30/25(b)		171,000	173,616
			3,121,096
Cayman Islands – 0.2%
OZLM XXIII Ltd., Series 2019-23A, Class E, (3M USD LIBOR + 6.80%, 6.80% Floor), 7.04%, 4/15/32(b)(k)(l)		260,000	260,403
Pikes Peak CLO 4, Series 2019-4A, Class E, (3M USD LIBOR + 6.77%, 6.77% Floor), 7.01%, 7/15/32(b)(k)(l)		260,000	258,047
			518,450
Chile – 1.0%
AES Gener S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(b)(h)		200,000	219,750
Bonos de la Tesoreria de la Republica en pesos,
4.70%, 9/01/30(b)	CLP	355,000,000	570,682
5.00%, 3/01/35	CLP	355,000,000	583,563
Chile Government International Bond,
2.45%, 1/31/31		400,000	421,000
2.55%, 1/27/32		225,000	237,607
3.10%, 1/22/61		265,000	268,448

Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	215,950
			2,517,000
China – 3.8%
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	10,340,000	1,611,130
China Development Bank,
3.23%, 1/10/25	CNY	12,510,000	1,930,333
3.48%, 1/08/29	CNY	7,990,000	1,226,485

China Evergrande Group, 8.25%, 3/23/22		600,000	572,994
China Government Bond,
2.36%, 7/02/23	CNY	7,100,000	1,086,110
1.99%, 4/09/25	CNY	2,500,000	371,747

Easy Tactic Ltd., 8.12%, 2/27/23		400,000	378,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
China (Continued)

Fantasia Holdings Group Co. Ltd., 10.87%, 1/09/23		$200,000	$204,525
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		400,000	403,002
Meituan, 3.05%, 10/28/30(b)		210,000	218,257
Prosus N.V., 4.03%, 8/03/50(b)		200,000	199,294
Ronshine China Holdings Ltd., 8.75%, 10/25/22		200,000	205,006
Sunac China Holdings Ltd., 7.88%, 2/15/22		200,000	204,505
Tencent Holdings Ltd.,
2.39%, 6/03/30(b)		200,000	201,804
3.24%, 6/03/50(b)		400,000	398,714

Yuzhou Group Holdings Co. Ltd., 6.00%, 10/25/23		200,000	203,867
			9,415,773
Colombia – 1.9%
Bancolombia S.A., (5Y US Treasury CMT + 2.94%), 4.62%, 12/18/29(h)		200,000	206,500
Colombian TES,
7.50%, 8/26/26	COP	2,943,000,000	956,959
5.75%, 11/03/27	COP	770,000,000	229,132
6.00%, 4/28/28	COP	5,375,000,000	1,607,169
7.75%, 9/18/30	COP	3,140,100,000	1,024,112

Ecopetrol S.A., 5.87%, 5/28/45		270,000	306,450
Geopark Ltd., 5.50%, 1/17/27(b)		200,000	200,502
Grupo Aval Ltd., 4.38%, 2/04/30(b)		200,000	206,600
			4,737,424
Congo, The Democ. Rep. of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	272,595
Costa Rica – 0.1%
Costa Rica Government International Bond,
6.12%, 2/19/31(b)		200,000	200,500
5.63%, 4/30/43		200,000	178,400
			378,900
Czech Republic – 1.0%
Czech Republic Government Bond,
2.50%, 8/25/28	CZK	3,570,000	183,330
2.75%, 7/23/29	CZK	8,230,000	432,959
		Par(a)	Value
Czech Republic (Continued)
Czech Republic Government Bond,
0.95%, 5/15/30	CZK	$20,360,000	$922,319
2.00%, 10/13/33	CZK	18,340,000	911,970
			2,450,578
Dominican Republic – 0.7%
Dominican Republic International Bond,
4.50%, 1/30/30(b)		220,000	230,010
4.88%, 9/23/32(b)		1,030,000	1,098,495
5.30%, 1/21/41(b)		150,000	154,875
5.87%, 1/30/60(b)		315,000	329,805
			1,813,185
Ecuador – 0.3%
Ecuador Government International Bond,
0.00%, 7/31/30(b)(e)		83,525	36,369
(Step to 1.00% on 7/31/21), 0.50%, 7/31/35(b)(i)		1,094,407	508,282
(Step to 0.50% on 7/31/21), 0.50%, 7/31/40(b)(i)		670,130	297,538
			842,189
Egypt – 1.8%
Egypt Government Bond,
14.31%, 10/13/23	EGP	3,787,000	245,147
14.06%, 1/12/26	EGP	5,818,000	369,534
Egypt Government International Bond,
6.59%, 2/21/28		300,000	326,678
7.05%, 1/15/32(b)		635,000	677,862
7.63%, 5/29/32(b)		450,000	498,420
8.50%, 1/31/47		300,000	330,962
8.70%, 3/01/49(b)		250,000	278,125
Egypt Treasury Bill,
11.61%, 4/06/21(m)	EGP	19,375,000	1,218,383
11.56%, 4/20/21(m)	EGP	1,500,000	93,216
11.46%, 4/27/21(m)	EGP	5,150,000	319,419
			4,357,746
Finland – 0.1%
Nokia OYJ, 4.38%, 6/12/27		224,000	247,412
France – 0.2%
Altice France S.A., 5.13%, 1/15/29(b)		490,000	505,313
Germany – 0.3%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(b)		200,000	205,750

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Germany (Continued)
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.87%, 12/01/32(h)		$400,000	$427,632
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(b)		200,000	210,000
			843,382
Ghana – 0.6%
Ghana Government International Bond,
8.12%, 1/18/26		550,000	624,186
8.13%, 3/26/32		400,000	420,364

Ghana Treasury Note, 19.75%, 3/08/21	GHS	220,000	37,990
Republic of Ghana Government Bonds,
24.50%, 6/21/21	GHS	580,000	102,741
24.75%, 7/19/21	GHS	678,000	120,874
18.25%, 7/25/22	GHS	1,530,000	268,374
			1,574,529
Guatemala – 0.1%
Banco Industrial S.A., (5Y US Treasury CMT + 4.44%), 4.88%, 1/29/31(b)(h)		150,000	153,375
Hungary – 0.7%
Hungary Government Bond,
2.75%, 12/22/26	HUF	203,500,000	740,665
3.00%, 8/21/30	HUF	107,770,000	398,731
3.25%, 10/22/31	HUF	123,230,000	465,140
2.25%, 4/20/33	HUF	31,090,000	107,143
			1,711,679
India – 0.9%
Adani Ports & Special Economic Zone Ltd.,
4.20%, 8/04/27(b)		215,000	234,378
4.37%, 7/03/29(b)		200,000	219,033

India Government Bond, 8.15%, 6/11/22	INR	107,500,000	1,553,644
Network i2i Ltd., (5Y US Treasury CMT + 4.27%), 5.65%, 1/15/25(g)(h)		200,000	211,600
			2,218,655
Indonesia – 4.6%
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		200,000	221,200
6.53%, 11/15/28(b)		400,000	501,903
5.45%, 5/15/30(b)		750,000	883,784
		Par(a)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
7.00%, 5/15/22	IDR	$25,056,000,000	$1,848,251
5.63%, 5/15/23	IDR	469,000,000	34,163
8.37%, 3/15/24	IDR	6,781,000,000	528,349
6.50%, 6/15/25	IDR	9,474,000,000	705,982
8.37%, 9/15/26	IDR	16,928,000,000	1,367,515
7.00%, 5/15/27	IDR	7,420,000,000	561,559
6.13%, 5/15/28	IDR	4,429,000,000	316,455
9.00%, 3/15/29	IDR	12,844,000,000	1,070,663
7.00%, 9/15/30	IDR	5,360,000,000	401,786
6.50%, 2/15/31	IDR	1,240,000,000	90,103
7.50%, 8/15/32	IDR	10,750,000,000	813,938
8.37%, 3/15/34	IDR	6,653,000,000	538,741
7.50%, 6/15/35	IDR	1,600,000,000	121,778
7.50%, 5/15/38	IDR	600,000,000	44,849
8.37%, 4/15/39	IDR	2,450,000,000	199,817

Minejesa Capital B.V., 5.63%, 8/10/37(b)		200,000	219,864
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		330,000	375,533
3.80%, 6/23/50(b)		400,000	431,752
			11,277,985
Iraq – 0.2%
Iraq International Bond, 5.80%, 1/15/28		437,500	413,193
Ireland – 0.1%
C&W Senior Financing DAC, 6.88%, 9/15/27(b)		200,000	212,925
Israel – 0.8%
Leviathan Bond Ltd.,
6.50%, 6/30/27(b)		272,000	307,001
6.75%, 6/30/30(b)		85,000	97,016

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		50,000	54,925
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		225,000	214,639
4.10%, 10/01/46		1,512,000	1,326,780
			2,000,361
Italy – 0.1%
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	74,041
6.00%, 9/30/34		10,000	11,950
7.20%, 7/18/36		39,000	51,522

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Italy (Continued)

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		$200,000	$214,864
			352,377
Ivory Coast – 0.3%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	325,000	406,926
6.87%, 10/17/40(b)	EUR	275,000	376,726
			783,652
Japan – 2.1%
Japan Treasury Discount Bill,
(0.10%), 6/16/21(m)	JPY	190,600,000	1,820,331
(0.12%), 11/22/21(m)	JPY	126,100,000	1,205,021
(0.12%), 12/20/21(m)	JPY	220,850,000	2,110,707
			5,136,059
Kazakhstan – 0.5%
KazMunayGas National Co. JSC,
3.50%, 4/14/33(b)		825,000	889,564
5.75%, 4/19/47		240,000	309,548
			1,199,112
Kenya – 0.3%
Kenya Government International Bond, 8.00%, 5/22/32(b)		725,000	836,411
Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 5/17/34(n)		1,050,000	137,834
Luxembourg – 0.4%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	246,000
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(o)		600,000	627,000
			873,000
Macau – 0.3%
Studio City Finance Ltd.,
6.00%, 7/15/25(b)		215,000	225,750
5.00%, 1/15/29(b)		200,000	202,000

Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	201,708
			629,458
		Par(a)	Value
Malaysia – 1.6%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	$3,450,000	$881,943
4.18%, 7/15/24	MYR	2,650,000	703,583
3.90%, 11/16/27	MYR	3,375,000	910,357
3.89%, 8/15/29	MYR	3,065,000	827,773
4.50%, 4/15/30	MYR	517,000	145,544
4.23%, 6/30/31	MYR	770,000	213,386
4.89%, 6/08/38	MYR	545,000	155,640
			3,838,226
Mexico – 6.4%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(g)(h)		200,000	219,000
Cemex S.A.B. de C.V.,
7.37%, 6/05/27(b)		260,000	293,410
5.20%, 9/17/30(b)		200,000	217,500
3.88%, 7/11/31(b)		490,000	490,735
Mexican Bonos,
6.50%, 6/09/22	MXN	51,437,000	2,585,163
8.00%, 12/07/23	MXN	37,330,000	2,002,679
8.00%, 9/05/24	MXN	4,218,000	230,697
10.00%, 12/05/24	MXN	41,630,000	2,433,707
5.75%, 3/05/26	MXN	16,795,000	861,126
7.50%, 6/03/27	MXN	8,850,000	494,044
8.50%, 5/31/29	MXN	25,767,400	1,535,661
7.75%, 5/29/31	MXN	22,496,500	1,284,745

Mexico Cetes, 0.00%, 6/17/21(e)	MXN	16,545,000	79,423
Mexico Government International Bond,
2.66%, 5/24/31		400,000	397,816
3.77%, 5/24/61		600,000	578,106
Petroleos Mexicanos,
6.50%, 3/13/27		525,000	540,881
5.35%, 2/12/28		185,000	177,415
5.95%, 1/28/31		622,000	590,203
6.62%, 6/15/35		919,000	863,892
			15,876,203
Morocco – 0.1%
Morocco Government International Bond, 3.00%, 12/15/32(b)		225,000	226,634
Netherlands – 0.1%
Ziggo B.V., 4.88%, 1/15/30(b)		200,000	209,621
Nigeria – 0.9%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27		200,000	215,750

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Nigeria (Continued)
Nigeria Government International Bond,
7.14%, 2/23/30(b)		$600,000	$643,500
7.87%, 2/16/32		200,000	219,502
7.70%, 2/23/38(b)		565,000	594,747
7.63%, 11/28/47		500,000	522,445
			2,195,944
Norway – 0.8%
Aker BP ASA, 5.88%, 3/31/25(b)		205,000	211,191
Norway Government Bond,
3.75%, 5/25/21(b)	NOK	1,858,000	219,446
2.00%, 5/24/23(b)	NOK	7,871,000	953,296
3.00%, 3/14/24(b)	NOK	4,328,000	544,787
			1,928,720
Oman – 1.0%
Oman Government International Bond,
6.00%, 8/01/29		400,000	420,628
6.25%, 1/25/31(b)		200,000	212,006
7.37%, 10/28/32(b)		250,000	283,504
6.50%, 3/08/47		600,000	585,960
7.00%, 1/25/51(b)		740,000	747,844

Oryx Funding Ltd., 5.80%, 2/03/31(b)		200,000	204,500
			2,454,442
Pakistan – 0.1%
Pakistan Government International Bond, 6.88%, 12/05/27		335,000	359,430
Panama – 0.7%
Panama Government International Bond,
3.16%, 1/23/30		625,000	679,694
2.25%, 9/29/32		850,000	857,225
3.87%, 7/23/60		200,000	222,302
			1,759,221
Paraguay – 0.1%
Paraguay Government International Bond, 5.60%, 3/13/48		300,000	377,703
Peru – 1.3%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(b)(h)		102,000	104,935
Nexa Resources S.A.,
5.37%, 5/04/27		200,000	219,000
6.50%, 1/18/28(b)		200,000	232,500
		Par(a)	Value
Peru (Continued)
Peru Government Bond,
6.15%, 8/12/32	PEN	$3,350,000	$1,107,504
5.40%, 8/12/34	PEN	70,000	21,095
Peruvian Government International Bond,
2.78%, 1/23/31		172,000	184,814
1.86%, 12/01/32		585,000	578,272
6.90%, 8/12/37	PEN	1,371,000	457,725
2.78%, 12/01/60		240,000	232,080
3.23%, 7/28/21(p)		160,000	153,600
			3,291,525
Poland – 1.7%
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	4,030,000	1,165,352
3.25%, 7/25/25	PLN	5,750,000	1,738,260
2.50%, 7/25/26	PLN	4,270,000	1,270,097
			4,173,709
Qatar – 0.4%
Qatar Government International Bond,
3.75%, 4/16/30(b)		570,000	663,252
4.40%, 4/16/50(b)		255,000	326,132
			989,384
Romania – 1.4%
Romania Government Bond,
4.25%, 6/28/23	RON	2,130,000	558,197
3.25%, 4/29/24	RON	4,480,000	1,157,510
5.00%, 2/12/29	RON	1,050,000	308,571
3.65%, 9/24/31	RON	1,260,000	336,743
Romanian Government International Bond,
3.00%, 2/14/31(b)		270,000	286,049
2.62%, 12/02/40(b)	EUR	595,000	755,892
			3,402,962
Russia – 1.8%
Russian Federal Bond - OFZ,
6.50%, 2/28/24	RUB	43,924,000	602,243
7.10%, 10/16/24	RUB	80,200,000	1,123,974
7.75%, 9/16/26	RUB	57,417,000	832,956
7.05%, 1/19/28	RUB	40,100,000	562,934
6.90%, 5/23/29	RUB	45,121,000	627,121
8.50%, 9/17/31	RUB	35,600,000	551,132
7.70%, 3/23/33	RUB	11,250,000	163,592
			4,463,952

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Saudi Arabia – 1.4%
Saudi Arabian Oil Co.,
2.25%, 11/24/30(b)		$400,000	$398,973
3.25%, 11/24/50(b)		250,000	243,765
3.50%, 11/24/70(b)		450,000	437,899
Saudi Government International Bond,
2.75%, 2/03/32(b)		1,350,000	1,404,648
2.25%, 2/02/33(b)		700,000	691,558
3.75%, 1/21/55		200,000	211,725
			3,388,568
Senegal – 0.1%
Senegal Government International Bond, 4.75%, 3/13/28	EUR	200,000	257,601
South Africa – 3.0%
Eskom Holdings SOC Ltd.,
6.75%, 8/06/23		400,000	418,658
7.13%, 2/11/25		200,000	214,051
6.35%, 8/10/28		575,000	638,839
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	29,900,000	1,886,330
7.00%, 2/28/31	ZAR	17,600,000	994,742
8.25%, 3/31/32	ZAR	9,700,000	580,432
8.87%, 2/28/35	ZAR	5,800,000	339,128
8.50%, 1/31/37	ZAR	17,375,409	957,804
9.00%, 1/31/40	ZAR	6,000,000	338,457
8.75%, 1/31/44	ZAR	5,132,414	278,576
Republic of South Africa Government International Bond,
4.30%, 10/12/28		200,000	203,486
5.00%, 10/12/46		225,000	204,214
5.75%, 9/30/49		350,000	337,330
			7,392,047
South Korea – 2.3%
Korea Treasury Bond, 1.38%, 12/10/29	KRW	6,654,400,000	5,771,122
Thailand – 1.8%
Bangkok Bank PCL, (5Y US Treasury CMT + 4.73%), 5.00%, 9/23/25(b)(g)(h)		300,000	314,625
Thailand Government Bond,
2.88%, 12/17/28	THB	44,200,000	1,676,916
3.40%, 6/17/36	THB	13,400,000	559,636
3.30%, 6/17/38	THB	45,968,000	1,891,091
			4,442,268
	Par(a)	Value
Turkey – 1.1%
Turkey Government International Bond,
4.75%, 1/26/26	$200,000	$203,000
4.88%, 10/09/26	505,000	511,313
6.12%, 10/24/28	200,000	213,017
5.25%, 3/13/30	418,000	415,427
5.88%, 6/26/31	770,000	784,291
6.87%, 3/17/36	323,000	344,721
5.75%, 5/11/47	400,000	365,808
		2,837,577
Ukraine – 0.9%
Ukraine Government International Bond,
7.75%, 9/01/22	350,000	372,181
7.75%, 9/01/26	665,000	748,817
7.75%, 9/01/27	505,000	566,241
(0.06%), 5/31/40(m)	391,000	442,737
		2,129,976
United Arab Emirates – 0.9%
Abu Dhabi Government International Bond,
1.70%, 3/02/31	825,000	818,480
3.12%, 9/30/49(b)	200,000	209,576

DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(g)(h)	400,000	439,509
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27(b)	400,000	404,388
2.63%, 3/31/36(b)	200,000	201,923

Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(b)	184,000	100,280
		2,174,156
United Kingdom – 0.4%
Ardonagh Midco 2 PLC, 11.50%, 1/15/27(b)(o)	212,820	230,378
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	200,000	213,660
Virgin Media Finance PLC, 5.00%, 7/15/30(b)	235,000	241,756
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	230,000	247,956
		933,750
Uruguay – 0.4%
Uruguay Government International Bond, 4.97%, 4/20/55	360,000	480,154

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Uruguay (Continued)
Uruguay Monetary Regulation Bill,
7.48%, 5/07/21(m)	UYU	$5,607,000	$130,617
7.26%, 6/18/21(m)	UYU	16,200,000	374,432
			985,203
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(b)		250,000	253,573
Zambia – 0.5%
First Quantum Minerals Ltd.,
7.25%, 4/01/23(b)		430,000	439,193
6.88%, 3/01/26(b)		800,000	833,000
			1,272,193
Total Foreign Issuer Bonds (Cost $147,742,024)			152,731,084

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd. , 2/08/21(q)*	8,166	361
Total Warrants (Cost $6,000)		361

Investment Companies – 0.6%
iShares iBoxx High Yield Corporate Bond ETF (Germany)	18,168	1,580,071
Total Investment Companies (Cost $1,480,664)		1,580,071

Short-Term Investments – 8.5%
U.S. Government Agencies – 3.0%
Federal Home Loan Bank Discount Notes, 0.00%, 2/01/21(e)	7,470,000	7,470,000
	Number of Shares	Value
Money Market Fund – 3.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(r)	8,496,369	$8,496,369
U.S. Treasury Bills – 2.0%
U.S. Treasury Bill, 0.08%, 3/09/21(m)	2,460,000	2,459,858
U.S. Treasury Bill, 0.08%, 4/08/21(m)	2,530,000	2,529,687
		4,989,545
Total Short-Term Investments (Cost $20,955,798)		20,955,914

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Put Options - Over the Counter – 0.0%(d)
Russian Ruble vs. U.S. Dollar, Strike Price USD $73.40, Expires 2/10/21, Counterparty: Barclays Bank PLC	1	1,300,000	1,320
Total Purchased Options (Cost $28,002)			1,320

Total Investments – 99.1% (Cost $234,021,835)	244,548,530
Other Assets less Liabilities – 0.9%(s)	2,304,016
NET ASSETS – 100.0%	$246,852,546

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2021 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(f)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2021.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2021 is disclosed.
(i)	Step coupon bond. Rate as of January 31, 2021 is disclosed.
(j)	Century bond maturing in 2115.
(k)	Restricted security that has been deemed illiquid. At January 31, 2021, the value of these restricted illiquid securities amounted to $518,450 or 0.21% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
OZLM XXIII Ltd., 7.04%, 4/15/32	11/19/20	$249,925
Security	Acquisition Date	Acquisition Cost
Pikes Peak CLO 4, 7.01%, 7/15/32	11/19/20	$252,200

(l)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(m)	Discount rate at the time of purchase.
(n)	Issuer has defaulted on terms of debt obligation.
(o)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(p)	Century bond maturing in 2121.
(q)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $0.05 is based on a pricing model which utilizes projected earnings along with discounted multiples. During the fiscal period, the Fund acquired $400 of this asset.
(r)	7-day current yield as of January 31, 2021 is disclosed.
(s)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PCL	Public Company Limited
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand
Concentration by Currency (%)
U.S. Dollar	54.2
All other currencies less than 5%	45.8
Total	100.0
Sector Diversification (%)
Foreign Issuer Bonds	61.9
Corporate Bonds	23.8
Short-Term Investments	8.5
All other sectors less than 5%	5.8
Total	100.0

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

04/13/21	Norwegian Kroner	9,512,600	Euro	870,356	JPMorgan Chase	$52,391
03/02/21	U.S. Dollars	571,072	Brazilian Reals	2,881,000	Citibank	44,934
02/26/21	U.S. Dollars	1,300,610	Mexican Pesos	26,217,000	Citibank	25,036
03/23/21	U.S. Dollars	1,183,956	Mexican Pesos	23,910,000	HSBC	24,026
03/01/21	U.S. Dollars	883,954	Russian Rubles	65,531,154	Bank of America	19,767
02/25/21	Australian Dollars	1,589,000	Japanese Yen	125,404,369	JPMorgan Chase	17,070
04/05/21	U.S. Dollars	1,150,298	Brazilian Reals	6,216,900	JPMorgan Chase	16,101
03/17/21	Australian Dollars	2,321,000	Japanese Yen	184,184,579	HSBC	15,115
04/07/21	Turkish Lira	10,359,765	U.S. Dollars	1,363,000	JPMorgan Chase	15,041
02/02/21	U.S. Dollars	1,216,155	Brazilian Reals	6,574,900	JPMorgan Chase	14,470
02/26/21	U.S. Dollars	465,000	South African Rand	6,881,040	Citibank	11,646
02/10/21	Norwegian Kroner	1,890,000	Euro	172,857	Deutsche Bank	10,840
02/26/21	Indian Rupees	43,904,850	U.S. Dollars	590,000	BNP	10,283
02/26/21	Indian Rupees	49,948,000	U.S. Dollars	673,199	Deutsche Bank	9,709
06/11/21	Swedish Kronor	6,148,000	Euro	597,602	Deutsche Bank	9,403
02/09/21	Euro	2,019,902	Swiss Francs	2,176,000	Citibank	8,225
03/15/21	Swedish Kronor	3,028,000	Euro	292,493	Deutsche Bank	7,237
03/15/21	Chinese Offshore Yuan	3,265,040	U.S. Dollars	497,710	JPMorgan Chase	7,122
05/03/21	Australian Dollars	483,000	U.S. Dollars	362,603	Deutsche Bank	6,717
04/16/21	Swedish Kronor	2,395,500	Euro	230,883	Deutsche Bank	6,245
02/25/21	Australian Dollars	423,534	Japanese Yen	33,262,885	Citibank	6,102
06/16/21	Norwegian Kroner	2,104,600	Euro	197,853	Deutsche Bank	4,776
06/15/21	Norwegian Kroner	1,376,700	Euro	128,155	Deutsche Bank	4,672
09/15/21	Norwegian Kroner	1,379,700	Euro	128,151	Deutsche Bank	4,651
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/22/21	U.S. Dollars	270,460	Mexican Pesos	5,479,523	JPMorgan Chase	$4,604
02/10/21	Russian Rubles	24,876,720	U.S. Dollars	324,000	Bank of America	4,485
02/26/21	U.S. Dollars	325,000	Brazilian Reals	1,754,903	Citibank	4,480
03/08/21	Czech Republic Koruna	19,834,364	U.S. Dollars	921,000	Barclays	3,924
02/18/21	Chinese Offshore Yuan	1,630,160	U.S. Dollars	248,884	JPMorgan Chase	3,648
06/18/21	Norwegian Kroner	1,743,000	Euro	164,130	Deutsche Bank	3,616
02/10/21	Swedish Kronor	2,000,000	Euro	194,483	Deutsche Bank	3,302
03/03/21	U.S. Dollars	240,855	South Korean Won	266,000,000	HSBC	2,984
03/16/21	Chinese Offshore Yuan	1,177,380	U.S. Dollars	179,440	HSBC	2,589
06/16/21	Chinese Offshore Yuan	1,184,240	U.S. Dollars	179,441	HSBC	2,541
04/07/21	Turkish Lira	1,259,115	U.S. Dollars	165,000	Bank of America	2,486
03/08/21	U.S. Dollars	927,295	Czech Republic Koruna	19,834,364	Citibank	2,370
02/16/21	Swedish Kronor	3,831,000	Euro	375,960	Deutsche Bank	2,134
06/16/21	Swedish Kronor	2,925,100	Euro	286,292	Deutsche Bank	2,061
04/15/21	Swedish Kronor	757,000	Euro	73,125	Deutsche Bank	1,775
06/15/21	Swedish Kronor	1,148,300	Euro	111,713	Deutsche Bank	1,633
09/15/21	Swedish Kronor	1,149,700	Euro	111,719	Deutsche Bank	1,632
04/07/21	Thai Baht	6,481,390	U.S. Dollars	215,000	Goldman Sachs	1,512
02/16/21	Indian Rupees	7,273,995	U.S. Dollars	98,273	HSBC	1,274
03/15/21	Indian Rupees	7,273,995	U.S. Dollars	98,002	HSBC	1,131
04/07/21	Thai Baht	15,525,000	U.S. Dollars	517,655	Barclays	960
03/15/21	Indian Rupees	5,852,477	U.S. Dollars	78,864	Citibank	896
04/14/21	Chinese Offshore Yuan	2,346,260	U.S. Dollars	361,107	HSBC	874
06/16/21	Indian Rupees	5,126,142	U.S. Dollars	68,339	HSBC	660
06/16/21	Indian Rupees	3,943,186	U.S. Dollars	52,557	Citibank	520
03/01/21	Russian Rubles	26,569,727	U.S. Dollars	350,000	Goldman Sachs	386
07/14/21	Chinese Offshore Yuan	2,166,920	U.S. Dollars	332,054	Citibank	355
02/10/21	Euro	139,051	Swiss Francs	150,000	Goldman Sachs	337
02/09/21	Euro	850,000	Japanese Yen	108,028,200	Deutsche Bank	282
05/03/21	Indian Rupees	48,054,500	U.S. Dollars	650,000	Bank of America	258
02/26/21	U.S. Dollars	163,000	South African Rand	2,470,835	Bank of America	210
03/09/21	Indian Rupees	674,000	U.S. Dollars	9,066	JPMorgan Chase	132
02/09/21	Indian Rupees	610,800	U.S. Dollars	8,235	HSBC	129
03/09/21	Indian Rupees	612,480	U.S. Dollars	8,235	HSBC	123
02/08/21	Indian Rupees	519,600	U.S. Dollars	7,008	JPMorgan Chase	109
03/08/21	Indian Rupees	521,000	U.S. Dollars	7,007	JPMorgan Chase	104
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/08/21	Indian Rupees	506,200	U.S. Dollars	6,809	Citibank	$100
02/08/21	Indian Rupees	378,700	U.S. Dollars	5,108	Citibank	79
11/02/21	Canadian Dollars	243,000	Euro	155,588	Bank of America	76
06/08/21	Indian Rupees	384,100	U.S. Dollars	5,108	Citibank	67
06/09/21	Indian Rupees	226,200	U.S. Dollars	3,006	Citibank	41
02/22/21	Euro	158,500	U.S. Dollars	192,425	Bank of America	7
Total Unrealized Appreciation						$412,465

04/16/21	Euro	531,500	U.S. Dollars	646,570	Deutsche Bank	$(468)
02/26/21	U.S. Dollars	163,000	South African Rand	2,481,267	HSBC	(477)
04/19/21	Swedish Kronor	2,395,500	Euro	236,688	Deutsche Bank	(822)
03/29/21	Japanese Yen	12,253,804	Euro	97,167	Citibank	(1,019)
02/26/21	U.S. Dollars	170,000	South African Rand	2,599,300	Bank of America	(1,254)
03/02/21	Malaysian Ringgit	1,048,840	U.S. Dollars	260,000	Goldman Sachs	(1,538)
02/10/21	Swiss Francs	150,000	Euro	140,504	Goldman Sachs	(2,101)
07/27/21	Norwegian Kroner	4,350,000	Euro	418,527	Deutsche Bank	(2,322)
06/15/21	Japanese Yen	33,276,141	U.S. Dollars	320,858	Citibank	(2,693)
06/15/21	Japanese Yen	46,691,564	U.S. Dollars	449,736	HSBC	(3,301)
04/06/21	Hungarian Forints	381,679,740	U.S. Dollars	1,300,000	BNP	(3,349)
03/31/21	Japanese Yen	11,972,993	Euro	97,167	Citibank	(3,705)
06/30/21	Japanese Yen	11,980,673	Euro	97,167	Citibank	(3,738)
02/22/21	U.S. Dollars	188,480	Euro	158,500	HSBC	(3,953)
03/22/21	Mexican Pesos	5,479,523	U.S. Dollars	270,000	Bank of America	(4,143)
03/01/21	Russian Rubles	13,332,467	U.S. Dollars	180,000	BNP	(4,179)
08/03/21	Canadian Dollars	2,147,000	Euro	1,381,685	Deutsche Bank	(4,328)
02/26/21	Japanese Yen	43,073,857	Euro	342,449	Citibank	(4,481)
03/03/21	South Korean Won	266,000,000	U.S. Dollars	242,484	HSBC	(4,613)
03/01/21	Russian Rubles	25,628,960	U.S. Dollars	343,000	Bank of America	(5,020)
02/10/21	U.S. Dollars	322,800	Russian Rubles	24,876,720	BNP	(5,686)
02/23/21	Hungarian Forints	117,648,000	U.S. Dollars	405,543	Bank of America	(5,748)
04/07/21	Japanese Yen	41,364,600	U.S. Dollars	403,370	JPMorgan Chase	(8,189)
02/26/21	Brazilian Reals	923,004	U.S. Dollars	180,000	Citibank	(11,420)
06/15/21	Japanese Yen	156,320,810	U.S. Dollars	1,506,634	JPMorgan Chase	(11,996)
02/23/21	U.S. Dollars	387,000	Hungarian Forints	117,648,000	Goldman Sachs	(12,795)
04/30/21	Japanese Yen	42,029,284	Euro	342,450	Citibank	(14,760)
07/13/21	Japanese Yen	32,336,444	Australian Dollars	424,999	JPMorgan Chase	(15,800)
02/25/21	Japanese Yen	32,098,337	Australian Dollars	423,534	Citibank	(17,222)
03/16/21	Japanese Yen	92,100,000	U.S. Dollars	896,981	HSBC	(17,332)
03/11/21	Japanese Yen	92,100,000	U.S. Dollars	896,935	HSBC	(17,340)
04/06/21	Japanese Yen	82,533,153	Euro	665,700	JPMorgan Chase	(20,603)
02/09/21	Swiss Francs	2,176,000	Euro	2,030,343	Citibank	(20,898)
02/02/21	Brazilian Reals	6,574,900	U.S. Dollars	1,222,765	JPMorgan Chase	(21,080)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/08/21	U.S. Dollars	347,104	Mexican Pesos	7,591,000	Citibank	$(21,816)
03/16/21	U.S. Dollars	432,454	Mexican Pesos	9,398,000	Citibank	(23,849)
07/30/21	Japanese Yen	275,750,000	U.S. Dollars	2,664,045	Morgan Stanley	(26,125)
04/13/21	Japanese Yen	54,339,284	Australian Dollars	715,008	JPMorgan Chase	(27,500)
05/03/21	U.S. Dollars	341,503	Australian Dollars	483,000	Morgan Stanley	(27,817)
02/26/21	U.S. Dollars	653,727	Indian Rupees	49,948,000	Deutsche Bank	(29,181)
04/16/21	U.S. Dollars	950,775	Euro	806,283	Deutsche Bank	(29,358)
02/10/21	U.S. Dollars	1,816,156	Mexican Pesos	37,970,000	HSBC	(34,255)
03/11/21	U.S. Dollars	413,236	Mexican Pesos	9,306,000	Citibank	(38,870)
03/17/21	Japanese Yen	178,231,911	Australian Dollars	2,321,000	HSBC	(71,970)
02/09/21	Japanese Yen	347,990,950	Euro	2,830,000	Deutsche Bank	(112,451)
03/24/21	South Korean Won	4,950,000,000	U.S. Dollars	4,543,077	Standard Chartered Bank	(116,910)
02/25/21	Japanese Yen	228,215,996	Australian Dollars	3,011,000	JPMorgan Chase	(122,230)
03/24/21	U.S. Dollars	4,253,564	South Korean Won	4,950,000,000	Standard Chartered Bank	(172,602)
Total Unrealized Depreciation						$(1,113,307)
Net Unrealized Depreciation						$(700,842)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$647,284	$—	$647,284
Common Stocks	1,151,742	5,668	—	1,157,410
Convertible Preferred Stocks	1,850,613	—	—	1,850,613
Convertible Bonds	—	4,579,733	—	4,579,733
Corporate Bonds	—	58,765,068	—	58,765,068
Foreign Government Inflation-Linked Bonds	—	2,279,672	—	2,279,672
Foreign Issuer Bonds	—	152,731,084	—	152,731,084
Warrants	—	—	361	361
Investment Companies	1,580,071	—	—	1,580,071
Short-Term Investments	8,496,369	12,459,545	—	20,955,914
Purchased Options	—	1,320	—	1,320
Total Investments	$13,078,795	$231,469,374	$361	$244,548,530

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$412,465	$—	$412,465
Total Assets - Derivative Financial Instruments	$—	$412,465	$—	$412,465
Liabilities:
Forward foreign currency exchange contracts	$—	$(1,113,307)	$—	$(1,113,307)
Total Liabilities - Derivative Financial Instruments	$—	$(1,113,307)	$—	$(1,113,307)
Net Derivative Financial Instruments	$—	$(700,842)	$—	$(700,842)
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Asset-Backed Securities – 0.1%
Commercial Mortgage-Backed Securities – 0.1%
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$47,304
Whole Loan – 0.0%(b)
STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.78%, 4/25/43(c)(d)	33,700	33,511
Total Asset-Backed Securities (Cost $78,971)		80,815

	Number of Shares
Common Stocks – 15.4%
Advertising – 0.8%
Omnicom Group, Inc.	23,526	1,467,552
Apparel – 0.5%
Tapestry, Inc.	26,747	845,740
Beverages – 0.3%
Anheuser-Busch InBev S.A./N.V. (Belgium)	8,775	550,831
Commercial Services – 3.1%
Atlantia S.p.A. (Italy)*	35,272	558,780
Bureau Veritas S.A. (France)*	44,505	1,167,801
H&R Block, Inc.	120,126	2,069,771
Nielsen Holdings PLC	85,376	1,906,446
		5,702,798
Computers – 0.5%
Cognizant Technology Solutions Corp., Class A	11,613	905,233
Electric – 0.6%
National Grid PLC (United Kingdom)	89,304	1,037,328
Engineering & Construction – 1.1%
Ferrovial S.A. (Spain)	49,408	1,184,483
Vinci S.A. (France)	9,428	874,241
		2,058,724
Entertainment – 0.6%
International Game Technology PLC	67,603	1,089,084
Environmental Control – 0.7%
Stericycle, Inc.*	18,397	1,204,636
	Number of Shares	Value
Gas – 0.5%
Snam S.p.A. (Italy)	176,364	$924,802
Healthcare - Products – 0.9%
EssilorLuxottica S.A. (France)	5,874	830,923
Medtronic PLC	7,723	859,802
		1,690,725
Healthcare - Services – 1.3%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	14,616	1,182,419
MEDNAX, Inc.*	40,590	1,106,889
		2,289,308
Pharmaceuticals – 2.2%
CVS Health Corp.	27,025	1,936,341
Henry Schein, Inc.*	8,669	570,854
McKesson Corp.	8,887	1,550,515
		4,057,710
Software – 0.5%
Oracle Corp.	15,043	909,048
Telecommunications – 1.3%
Cisco Systems, Inc.	27,583	1,229,650
SES S.A. (France)	133,259	1,135,936
		2,365,586
Water – 0.5%
United Utilities Group PLC (United Kingdom)	73,449	925,810
Total Common Stocks (Cost $22,779,475)		28,024,915

	Par(a)
Corporate Bonds – 2.2%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
5.71%, 5/01/40	$50,000	63,289
5.81%, 5/01/50	160,000	210,372
3.95%, 8/01/59	100,000	99,865
5.93%, 5/01/60	100,000	133,976
		507,502
Airlines – 0.3%
Delta Air Lines, Inc.,
7.00%, 5/01/25(c)	80,000	92,767
7.38%, 1/15/26	85,000	97,598
3.75%, 10/28/29	35,000	34,320

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Airlines (Continued)

Southwest Airlines Co., 5.13%, 6/15/27	$235,000	$277,502
		502,187
Auto Manufacturers – 0.4%
General Motors Co.,
6.80%, 10/01/27	70,000	89,913
6.25%, 10/02/43	130,000	175,497
5.95%, 4/01/49	20,000	27,147

General Motors Financial Co., Inc., (SOFR + 1.20%), 1.27%, 11/17/23(d)	380,000	383,885
		676,442
Banks – 0.1%
Bank of America Corp., (3M USD LIBOR + 3.15%), 4.08%, 3/20/51(e)	100,000	121,052
Insurance – 0.1%
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.63%, 1/13/23(c)(d)	150,000	151,087
Media – 0.0%(b)
Walt Disney (The) Co.,
4.63%, 3/23/40	10,000	12,754
4.70%, 3/23/50	35,000	46,819
		59,573
Miscellaneous Manufacturing – 0.2%
General Electric Co., 4.35%, 5/01/50	405,000	466,483
Oil & Gas – 0.6%
Apache Corp.,
4.75%, 4/15/43	160,000	152,000
4.25%, 1/15/44	40,000	36,800
5.35%, 7/01/49	45,000	44,325

Devon Energy Corp., 5.60%, 7/15/41	45,000	53,794
Exxon Mobil Corp., 3.45%, 4/15/51	165,000	178,899
Hess Corp.,
5.60%, 2/15/41	135,000	159,565
5.80%, 4/01/47	95,000	117,011
Occidental Petroleum Corp.,
6.20%, 3/15/40	30,000	31,125
6.60%, 3/15/46	45,000	48,474
4.40%, 4/15/46	155,000	136,245
		Par(a)	Value
Oil & Gas (Continued)
Occidental Petroleum Corp.,
4.20%, 3/15/48		$140,000	$117,250
4.40%, 8/15/49		60,000	50,850
			1,126,338
Software – 0.2%
Oracle Corp.,
3.60%, 4/01/50		185,000	205,059
3.85%, 4/01/60		140,000	161,451
			366,510
Total Corporate Bonds (Cost $3,619,074)			3,977,174

Foreign Issuer Bonds – 6.1%
Australia – 0.7%
Australia Government Bond, 5.75%, 7/15/22	AUD	740,000	612,398
New South Wales Treasury Corp., 4.00%, 4/08/21	AUD	150,000	115,495
Queensland Treasury Corp., 5.50%, 6/21/21	AUD	335,000	261,508
Western Australian Treasury Corp., 7.00%, 7/15/21	AUD	335,000	264,254
			1,253,655
Brazil – 0.6%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/27	BRL	3,150,000	659,185
10.00%, 1/01/29	BRL	895,000	189,127

Petrobras Global Finance B.V., 6.75%, 6/03/50		190,000	222,317
			1,070,629
Canada – 0.5%
Bank of Montreal, (SOFR + 0.68%), 0.75%, 3/10/23(d)		195,000	197,034
Bank of Nova Scotia (The), (SOFR + 0.55%), 0.62%, 9/15/23(d)		525,000	528,740
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.87%, 3/17/23(d)		205,000	207,358
			933,132
Colombia – 0.6%
Colombian TES,
6.25%, 11/26/25	COP	1,278,000,000	396,783
6.00%, 4/28/28	COP	2,290,000,000	684,729
			1,081,512

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)	Value
France – 0.1%
Total Capital International S.A., 3.13%, 5/29/50		$135,000	$138,314
Indonesia – 0.5%
Indonesia Treasury Bond, 9.00%, 3/15/29	IDR	10,750,000,000	896,109
Malaysia – 0.5%
Malaysia Government Bond,
3.88%, 3/10/22	MYR	2,940,000	743,873
3.90%, 11/16/27	MYR	1,000,000	269,736
			1,013,609
Mexico – 1.8%
Mexican Bonos,
8.50%, 5/31/29	MXN	12,110,000	721,720
7.75%, 11/23/34	MXN	3,760,000	214,109
8.50%, 11/18/38	MXN	12,700,000	757,391
7.75%, 11/13/42	MXN	16,000,000	887,481
8.00%, 11/07/47	MXN	5,160,000	293,377
Petroleos Mexicanos,
6.75%, 9/21/47		60,000	52,410
7.69%, 1/23/50		380,000	359,282
			3,285,770
Poland – 0.0%(b)
Republic of Poland Government Bond, 2.00%, 4/25/21	PLN	426,000	114,988
Russia – 0.1%
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	8,000,000	116,526
South Africa – 0.7%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	11,300,000	487,846
8.75%, 2/28/48	ZAR	13,835,000	749,847
			1,237,693
Total Foreign Issuer Bonds (Cost $10,364,548)			11,141,937

U.S. Government Obligations – 5.6%
U.S. Treasury Floating Rate Notes – 5.6%
(3M US Treasury MMY + 0.30%), 0.37%, 10/31/21(d)		1,370,000	1,372,862
(3M US Treasury MMY + 0.15%), 0.22%, 1/31/22(d)		3,295,000	3,299,187
(3M US Treasury MMY + 0.11%), 0.18%, 4/30/22(d)		1,175,000	1,176,182
	Par(a)	Value
U.S. Treasury Floating Rate Notes (Continued)
(3M US Treasury MMY + 0.06%), 0.12%, 7/31/22(d)	$570,000	$570,174
(3M US Treasury MMY + 0.06%), 0.12%, 10/31/22(d)	3,167,000	3,167,995
(3M US Treasury MMY + 0.05%), 0.11%, 1/31/23(d)	490,000	490,010
		10,076,410
Total U.S. Government Obligations (Cost $10,069,747)		10,076,410

		Number of Shares
Investment Companies – 65.7%
Invesco KBW Bank ETF		103,894	5,225,868
iShares Core DAX UCITS ETF DE (Germany)*	EUR	54,067	7,502,192
iShares Global Energy ETF		432,611	9,037,244
iShares MSCI Europe Financials ETF		337,809	5,681,947
iShares MSCI Mexico ETF		126,597	5,087,934
iShares MSCI South Korea ETF		53,632	4,724,979
iShares MSCI United Kingdom ETF		365,111	10,668,544
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	202,389	4,756,959
JPMorgan BetaBuilders Japan ETF		812,225	22,539,244
Schwab Fundamental Emerging Markets Large Company Index ETF		332,210	9,411,509
Schwab U.S. TIPS ETF		82,673	5,147,221
Vanguard Consumer Staples ETF		30,852	5,145,805
Vanguard Long-Term Treasury ETF		139,135	12,868,596
Vanguard Small-Cap ETF		20,402	4,051,633
Vanguard Total Stock Market ETF		38,064	7,384,035
Total Investment Companies (Cost $94,665,527)			119,233,710

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value

Short-Term Investments – 4.8%
Money Market Fund – 4.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	8,713,022	$8,713,022
Total Short-Term Investments (Cost $8,713,022)		8,713,022
Total Investments – 99.9% (Cost $150,290,364)		181,247,983
Other Assets less Liabilities – 0.1%(g)		254,512
NET ASSETS – 100.0%		$181,502,495
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(d)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(e)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2021 is disclosed.
(f)	7-day current yield as of January 31, 2021 is disclosed.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Concentration by Currency (%)
U.S. Dollar	77.4
Euro	11.4
All other currencies less than 5%	11.2
Total	100.0

Country Diversification (%)
United States	76.4
Germany	7.4
All other countries less than 5%	16.2
Total	100.0

Futures Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Short Contracts
Ultra U.S. Treasury Bond	(10)	3/22/2021	USD	2,047,188	$74,656

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/08/21	British Pounds	1,780,000	U.S. Dollars	2,374,128	Citibank	$65,170
02/22/21	Chilean Pesos	710,000,000	U.S. Dollars	928,991	HSBC	37,535
02/19/21	British Pounds	670,000	U.S. Dollars	888,269	HSBC	29,808
03/09/21	Norwegian Kroner	6,600,000	U.S. Dollars	749,318	Citibank	21,197
02/19/21	Czech Republic Koruna	10,200,000	U.S. Dollars	456,382	JPMorgan Chase	19,243
02/09/21	Indian Rupees	57,000,000	U.S. Dollars	764,628	HSBC	15,955
02/03/21	Mexican Pesos	6,500,000	U.S. Dollars	301,568	Citibank	15,424
02/10/21	Russian Rubles	33,000,000	U.S. Dollars	424,336	Citibank	11,413
02/11/21	Hungarian Forints	131,000,000	U.S. Dollars	436,550	HSBC	8,658
02/19/21	British Pounds	190,000	U.S. Dollars	253,547	Goldman Sachs	6,803
02/12/21	U.S. Dollars	368,066	South African Rand	5,500,000	Citibank	5,016
02/24/21	U.S. Dollars	481,975	Japanese Yen	50,000,000	Citibank	4,531
04/14/21	U.S. Dollars	135,619	Brazilian Reals	720,000	HSBC	4,300
02/03/21	U.S. Dollars	398,907	Mexican Pesos	8,100,000	Citibank	3,886
05/14/21	Canadian Dollars	1,020,000	U.S. Dollars	794,083	Goldman Sachs	3,703
02/24/21	Russian Rubles	35,000,000	U.S. Dollars	458,165	Citibank	3,552
04/14/21	Brazilian Reals	2,810,000	U.S. Dollars	511,095	HSBC	1,413
03/08/21	British Pounds	160,000	U.S. Dollars	218,106	Morgan Stanley	1,156
04/20/21	Czech Republic Koruna	11,800,000	U.S. Dollars	549,272	JPMorgan Chase	1,085
04/27/21	Polish Zloty	2,440,000	U.S. Dollars	654,805	Citibank	906
02/25/21	U.S. Dollars	38,695	Australian Dollars	50,000	Goldman Sachs	478
02/10/21	U.S. Dollars	462,535	Russian Rubles	35,000,000	Citibank	376
02/11/21	Hungarian Forints	13,000,000	U.S. Dollars	43,817	Barclays	364
02/05/21	Canadian Dollars	900,000	U.S. Dollars	703,482	Goldman Sachs	340
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/09/21	U.S. Dollars	780,822	Indian Rupees	57,000,000	HSBC	$238
02/05/21	Canadian Dollars	60,000	U.S. Dollars	46,879	National Australia Bank	42
Total Unrealized Appreciation						$262,592

05/10/21	Indian Rupees	57,000,000	U.S. Dollars	770,833	HSBC	$(174)
04/28/21	Hungarian Forints	150,000,000	U.S. Dollars	509,753	HSBC	(237)
02/05/21	Canadian Dollars	60,000	U.S. Dollars	47,174	Morgan Stanley	(253)
05/12/21	Russian Rubles	35,000,000	U.S. Dollars	457,905	Citibank	(288)
03/09/21	Norwegian Kroner	500,000	U.S. Dollars	58,867	Goldman Sachs	(495)
02/10/21	Russian Rubles	2,000,000	U.S. Dollars	27,012	Citibank	(603)
02/03/21	Mexican Pesos	600,000	U.S. Dollars	30,229	Barclays	(969)
02/24/21	Japanese Yen	50,000,000	U.S. Dollars	478,651	Citibank	(1,206)
02/03/21	Mexican Pesos	1,000,000	U.S. Dollars	50,094	Citibank	(1,326)
02/22/21	Chilean Pesos	80,000,000	U.S. Dollars	110,345	HSBC	(1,441)
02/24/21	Russian Rubles	5,000,000	U.S. Dollars	67,492	Citibank	(1,533)
02/12/21	U.S. Dollars	97,328	South African Rand	1,500,000	Citibank	(1,685)
04/22/21	Colombian Pesos	610,000,000	U.S. Dollars	173,648	JPMorgan Chase	(3,285)
05/13/21	Mexican Pesos	8,100,000	U.S. Dollars	394,468	Citibank	(3,626)
02/05/21	U.S. Dollars	793,898	Canadian Dollars	1,020,000	Goldman Sachs	(3,768)
02/25/21	Australian Dollars	520,000	U.S. Dollars	401,583	Citibank	(4,121)
02/25/21	U.S. Dollars	186,137	Australian Dollars	250,000	Barclays	(4,951)
04/30/21	Chilean Pesos	180,000,000	U.S. Dollars	251,200	HSBC	(6,054)
03/11/21	South Korean Won	260,000,000	U.S. Dollars	239,140	HSBC	(6,642)
04/15/21	South Korean Won	580,000,000	U.S. Dollars	528,378	Citibank	(9,689)
04/29/21	South Korean Won	850,000,000	U.S. Dollars	771,220	Citibank	(10,952)
04/12/21	Polish Zloty	3,190,000	U.S. Dollars	869,968	Citibank	(12,846)
02/12/21	U.S. Dollars	693,781	South African Rand	10,900,000	HSBC	(25,717)
02/25/21	U.S. Dollars	607,008	Australian Dollars	830,000	HSBC	(27,402)
Total Unrealized Depreciation						$(129,263)
Net Unrealized Appreciation						$133,329
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$80,815	$—	$80,815
Common Stocks	17,651,561	10,373,354	—	28,024,915
Corporate Bonds	—	3,977,174	—	3,977,174
Foreign Issuer Bonds	—	11,141,937	—	11,141,937
U.S. Government Obligations	—	10,076,410	—	10,076,410
Investment Companies	119,233,710	—	—	119,233,710
Short-Term Investments	8,713,022	—	—	8,713,022
Total Investments	$145,598,293	$35,649,690	$—	$181,247,983

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$74,656	$—	$—	$74,656
Forward foreign currency exchange contracts	—	262,592	—	262,592
Total Assets - Derivative Financial Instruments	$74,656	$262,592	$—	$337,248
Liabilities:
Forward foreign currency exchange contracts	$—	$(129,263)	$—	$(129,263)
Total Liabilities - Derivative Financial Instruments	$—	$(129,263)	$—	$(129,263)
Net Derivative Financial Instruments	$74,656	$133,329	$—	$207,985
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 109.4%
Asset-Backed Securities – 8.6%
Automobile – 2.6%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/08/22	$479,473	$481,843
Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.53%, 12/15/23(b)	278,489	282,463
Series 2019-1, Class D, 4.09%, 6/15/26	700,000	734,322
Series 2019-4, Class B, 2.23%, 1/16/24	500,000	504,549
Series 2020-1, Class A3, 2.02%, 11/15/23	135,000	135,988
Series 2020-2, Class A2A, 0.85%, 7/17/23	210,434	210,769
Series 2020-2, Class A3, 0.83%, 5/15/24	240,000	241,253
Series 2020-2, Class D, 3.05%, 5/15/28	290,000	306,273
Santander Drive Auto Receivables Trust,
Series 2019-1, Class C, 3.42%, 4/15/25	1,000,000	1,016,588
Series 2019-1, Class D, 3.65%, 4/15/25	700,000	730,087
Series 2019-3, Class B, 2.28%, 9/15/23	500,000	503,396
Series 2020-2, Class B, 0.96%, 11/15/24	110,000	110,766
Westlake Automobile Receivables Trust,
Series 2018-3A, Class C, 3.61%, 10/16/23(b)	150,140	151,401
Series 2019-1A, Class C, 3.45%, 3/15/24(b)	500,000	509,573
Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	263,362
Series 2020-3A, Class B, 0.78%, 11/17/25(b)	510,000	511,741
		6,694,374
Other – 0.6%
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25(b)	309,487	309,959
Enva LLC, Series 2019-A, Class A, 3.96%, 6/22/26(b)	21,396	21,429
Marlette Funding Trust,
Series 2018-4A, Class A, 3.71%, 12/15/28(b)	116,678	117,078
	Par(a)	Value
Other (Continued)
Marlette Funding Trust,
Series 2020-2A, Class A, 1.02%, 9/16/30(b)	$368,055	$368,762

Prosper Marketplace Issuance Trust, Series 2019-3A, Class A, 3.19%, 7/15/25(b)	103,713	103,987
Upstart Securitization Trust,
Series 2019-3, Class A, 2.68%, 1/21/30(b)	291,852	294,806
Series 2020-1, Class A, 2.32%, 4/22/30(b)	174,096	175,950
Series 2021-1, Class A, 0.87%, 3/20/31(b)	195,000	194,999
		1,586,970
Whole Loan – 5.4%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.53%, 4/25/31(b)(c)	415,754	417,077
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 2.53%, 4/25/31(b)(c)	800,000	799,385
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 2.58%, 7/25/31(b)(c)	62,120	62,280
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 2.58%, 7/25/31(b)(c)	800,000	799,945
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.43%, 8/25/31(b)(c)	416,518	417,509
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.23%, 6/25/39(b)(c)	430,672	431,376
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.13%, 7/25/39(b)(c)	354,451	354,953
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.23%, 9/25/39(b)(c)	613,851	615,258
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.23%, 10/25/39(b)(c)	609,344	609,726

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.08%, 7/25/29(c)	$250,000	$268,170
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.58%, 3/25/30(c)	300,000	314,293
Series 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.48%, 4/25/30(c)	363,721	368,781
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.28%, 7/25/30(c)	300,000	298,499
Series 2020-HQA5, Class M1, (30D Average SOFR + 1.10%), 1.18%, 11/25/50(b)(c)	130,000	130,267
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.88%, 7/25/29(c)	245,000	266,465
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.63%, 9/25/29(c)	350,000	372,863
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 4.98%, 10/25/29(c)	85,000	91,903
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.18%, 11/25/29(c)	250,000	270,942
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.73%, 1/25/30(c)	150,000	155,622
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.68%, 7/25/30(c)	308,000	314,548
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.13%, 8/25/30(c)	325,000	334,762
Series 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%, 2.55% Floor), 2.68%, 12/25/30(c)	365,544	368,286
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.23%, 3/25/31(c)	$344,203	$344,635

Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 1.98%, 9/25/49(b)(c)	354,613	354,056
Freddie Mac STACR REMIC Trust,
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.18%, 11/25/49(b)(c)	484,195	484,648
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 1.83%, 1/25/50(b)(c)	950,000	948,564
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%, 1.85% Floor), 1.98%, 2/25/50(b)(c)	850,000	847,872
Series 2020-DNA4, Class M1, (1M USD LIBOR + 1.50%), 1.63%, 8/25/50(b)(c)	260,775	261,201
Series 2020-DNA5, Class M1, (30D Average SOFR + 1.30%), 1.38%, 10/25/50(b)(c)	358,534	359,326
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.98%, 12/25/50(b)(c)	310,000	310,484
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 2.03%, 1/25/50(b)(c)	140,000	140,022
Series 2020-HQA3, Class M1, (1M USD LIBOR + 1.55%), 1.68%, 7/25/50(b)(c)	257,342	257,662
Series 2021-DNA1, Class M1, (30D Average SOFR + 0.65%), 0.73%, 1/25/51(b)(c)	370,000	370,290

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR Trust,
Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.08%, 10/25/49(b)(c)	$671,041	$670,643
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.48%, 2/25/49(b)(c)	542,940	545,385
		13,957,698
Total Asset-Backed Securities (Cost $21,909,581)		22,239,042

	Number of Shares
Common Stocks – 28.3%
Aerospace/Defense – 0.4%
Aerojet Rocketdyne Holdings, Inc.(d)*	18,635	969,765
Auto Manufacturers – 0.8%
Navistar International Corp.(d)*	32,368	1,424,192
Stellantis N.V.	45,920	698,250
		2,122,442
Auto Parts & Equipment – 0.1%
Romeo Power, Inc.*	9,716	172,653
Banks – 0.5%
CIT Group, Inc.(d)	21,703	800,841
TCF Financial Corp.(d)	10,148	394,351
		1,195,192
Beverages – 0.2%
Coca-Cola Amatil Ltd. (Australia)	40,208	400,234
Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc.(d)*	13,844	2,122,701
Amgen, Inc.	752	181,555
Gilead Sciences, Inc.	2,917	191,355
		2,495,611
Chemicals – 0.2%
Tikkurila OYJ (Finland)	13,974	556,824
Commercial Services – 2.2%
Automatic Data Processing, Inc.	1,146	189,227
Calisen PLC (United Kingdom)*	96,303	339,766
Cardtronics PLC, Class A(d)*	37,289	1,448,678
	Number of Shares	Value
Commercial Services (Continued)
G4S PLC (United Kingdom)*	107,101	$380,135
HMS Holdings Corp.*	18,986	699,064
IHS Markit Ltd.(d)	29,522	2,570,776
PRGX Global, Inc.*	23,534	176,976
		5,804,622
Computers – 0.8%
Amdocs Ltd.	2,638	186,296
MTS Systems Corp.(d)	27,817	1,628,407
Seagate Technology PLC	3,053	201,864
		2,016,567
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	2,256	175,968
Procter & Gamble (The) Co.	1,370	175,648
		351,616
Diversified Financial Services – 2.4%
Boston Private Financial Holdings, Inc.	62,864	766,312
Cboe Global Markets, Inc.	1,677	153,831
Eaton Vance Corp.	56,887	3,819,393
Houlihan Lokey, Inc.	2,635	170,880
Virtu Financial, Inc. Class A	7,446	206,775
Waddell & Reed Financial, Inc., Class A(d)	43,398	1,097,536
Western Union (The) Co.	5,686	126,627
		6,341,354
Electric – 1.7%
Alliant Energy Corp.	3,222	156,750
Ameren Corp.	2,483	180,564
American Electric Power Co., Inc.	2,295	185,688
Avangrid, Inc.	2,168	100,313
CMS Energy Corp.	2,951	167,853
Consolidated Edison, Inc.	2,654	187,850
Duke Energy Corp.	1,504	141,376
Eversource Energy	963	84,263
IDACORP, Inc.	511	45,121
PNM Resources, Inc.	56,686	2,750,405
WEC Energy Group, Inc.	2,083	185,179
Xcel Energy, Inc.	2,843	181,924
		4,367,286
Electronics – 0.4%
Coherent, Inc.*	1,287	258,481
FLIR Systems, Inc.	13,634	709,650
Garmin Ltd.	1,106	127,035
		1,095,166

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Energy - Alternate Sources – 0.0%(e)
Atlantica Sustainable Infrastructure PLC (Spain)	2,882	$119,171
Engineering & Construction – 0.1%
Signature Aviation PLC (United Kingdom)*	50,911	286,028
Entertainment – 0.5%
William Hill PLC (United Kingdom)*	360,978	1,333,935
Food – 0.4%
Campbell Soup Co.	3,979	191,430
Conagra Brands, Inc.	1,810	62,626
Flowers Foods, Inc.	8,264	189,741
General Mills, Inc.	3,284	190,800
JM Smucker (The) Co.	1,082	125,956
Kellogg Co.	3,129	184,423
Kroger (The) Co.	5,481	189,095
		1,134,071
Forest Products & Paper – 0.1%
Ahlstrom-Munksjo OYJ (Finland)	14,587	315,451
Gas – 0.0%(e)
Atmos Energy Corp.	1,059	94,251
Healthcare - Products – 2.0%
BioTelemetry, Inc.*	7,577	541,452
Cantel Medical Corp.*	9,364	739,475
Oxford Immunotec Global PLC*	42,066	919,142
Varian Medical Systems, Inc.*	16,389	2,877,417
		5,077,486
Healthcare - Services – 0.6%
Magellan Health, Inc.*	15,277	1,435,732
Holding Companies - Diversified – 0.1%
Class Acceleration Corp.*	8,958	96,299
Edify Acquisition Corp.*	538	5,525
Hamilton Lane Alliance Holdings I, Inc.*	1,519	15,995
Tastemaker Acquisition Corp.*	6,032	61,587
		179,406
Household Products/Wares – 0.1%
Clorox (The) Co.	935	195,845
Kimberly-Clark Corp.	1,407	185,865
		381,710
	Number of Shares	Value
Housewares – 0.1%
Hunter Douglas N.V. (Netherlands)*	3,462	$271,405
Insurance – 1.9%
RSA Insurance Group PLC (United Kingdom)	74,404	685,934
TOWER Ltd. (New Zealand)*	192,415	95,169
Watford Holdings Ltd.*	29,681	1,025,775
Willis Towers Watson PLC(d)	15,595	3,164,849
		4,971,727
Internet – 0.7%
Grubhub, Inc.(d)*	25,201	1,896,879
Media – 0.2%
Comcast Corp., Class A	3,794	188,068
Tele Columbus A.G. (Germany)(b)*	53,283	208,857
		396,925
Mining – 0.3%
KAZ Minerals PLC (Kazakhstan)	30,537	302,026
Newmont Corp.	2,986	177,966
Southern Copper Corp. (Peru)(f)	2,673	177,514
		657,506
Miscellaneous Manufacturing – 0.2%
3M Co.	1,116	196,037
A.O. Smith Corp.	1,305	70,861
Danimer Scientific, Inc.*	7,878	334,815
		601,713
Oil & Gas – 0.1%
Devon Energy Corp.	1	14
TORC Oil & Gas Ltd. (Canada)	85,274	168,714
		168,728
Packaging & Containers – 0.1%
Packaging Corp. of America	935	125,720
Sonoco Products Co.	769	44,533
		170,253
Pharmaceuticals – 0.6%
AbbVie, Inc.	1,671	171,244
CVS Health Corp.	1,872	134,129
Eli Lilly and Co.	968	201,315
Johnson & Johnson	1,152	187,926
Merck & Co., Inc.	2,215	170,710

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Pharmaceuticals (Continued)
Pfizer, Inc.	5,033	$180,685
Recipharm AB, Class B (Sweden)*	16,227	446,634
		1,492,643
Real Estate – 0.3%
CA Immobilien Anlagen A.G. (Austria)	9,395	404,624
McCarthy & Stone PLC (United Kingdom)(b)*	177,979	292,142
		696,766
Real Estate Investment Trusts – 0.1%
Public Storage	823	187,331
Retail – 0.6%
Applegreen PLC (Ireland)*	79,519	550,052
Home Depot (The), Inc.	670	181,449
MSC Industrial Direct Co., Inc., Class A	649	50,343
Sportsman's Warehouse Holdings, Inc.(d)*	47,278	828,311
		1,610,155
Semiconductors – 2.5%
Inphi Corp.*	4,046	682,196
Intel Corp.	1,121	62,227
Maxim Integrated Products, Inc.(d)	35,342	3,099,847
Siltronic A.G. (Germany)	2,126	362,321
Texas Instruments, Inc.	1,092	180,933
Xilinx, Inc.(d)	15,432	2,014,956
		6,402,480
Software – 4.3%
Change Healthcare, Inc.*	74,617	1,780,362
Codemasters Group Holdings PLC (United Kingdom)*	140,260	1,154,992
IMImobile PLC (United Kingdom)*	31,205	252,258
Paychex, Inc.	1,746	152,461
Pluralsight, Inc., Class A(d)*	111,488	2,318,950
RealPage, Inc.(d)*	29,366	2,542,215
Slack Technologies, Inc., Class A(d)*	72,086	3,039,866
		11,241,104
Telecommunications – 1.4%
Acacia Communications, Inc.(f)*	20,784	2,377,690
Cincinnati Bell, Inc.*	12,447	189,692
Cisco Systems, Inc.	4,066	181,262
Juniper Networks, Inc.	6,261	152,894
	Number of Shares	Value
Telecommunications (Continued)
Orange Belgium S.A. (Belgium)	14,761	$398,158
TalkTalk Telecom Group PLC (United Kingdom)	190,022	254,015
Verizon Communications, Inc.	3,219	176,240
		3,729,951
Transportation – 0.1%
C.H. Robinson Worldwide, Inc.	1,940	165,986
Union Pacific Corp.	242	47,788
United Parcel Service, Inc., Class B	1,162	180,110
		393,884
Water – 0.1%
Suez S.A. (France)	11,257	231,034
Total Common Stocks (Cost $70,686,347)		73,367,057

Convertible Preferred Stocks – 1.8%
Auto Parts & Equipment – 0.2%
Aptiv PLC, 5.50%	2,745	426,710
Chemicals – 0.3%
International Flavors & Fragrances, Inc., 6.00%	2,777	116,662
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	719,175
		835,837
Computers – 0.2%
NCR Corp., 5.50%(g)	380	498,220
Diversified Financial Services – 0.7%
AMG Capital Trust II, 5.15%(d)	18,015	878,231
Cowen, Inc., 5.63%(d)	723	804,679
		1,682,910
Electronics – 0.1%
Fortive Corp., 5.00%	347	333,224
Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%	16,768	770,322
Total Convertible Preferred Stocks (Cost $3,989,673)		4,547,223

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Convertible Bonds – 26.4%
Aerospace/Defense – 0.1%
Kaman Corp., 3.25%, 5/01/24(d)	$353,000	$385,194
Airlines – 0.4%
Copa Holdings S.A., 4.50%, 4/15/25(b)(d)	405,000	684,447
Southwest Airlines Co., 1.25%, 5/01/25(d)	346,000	487,427
		1,171,874
Apparel – 0.2%
Under Armour, Inc., 1.50%, 6/01/24(b)(d)	266,000	441,843
Auto Manufacturers – 0.2%
NIO, Inc., 0.00%, 2/01/26(b)(h)	424,000	435,840
Auto Parts & Equipment – 0.1%
Meritor, Inc., 3.25%, 10/15/37(d)	346,000	384,893
Biotechnology – 3.0%
Apellis Pharmaceuticals, Inc., 3.50%, 9/15/26(d)	340,000	492,941
Bridgebio Pharma, Inc., 2.25%, 2/01/29(b)	399,000	385,549
Exact Sciences Corp., 0.38%, 3/15/27(d)	620,000	887,258
Gossamer Bio, Inc., 5.00%, 6/01/27(d)	322,000	304,278
Halozyme Therapeutics, Inc., 1.25%, 12/01/24(b)(d)	571,000	1,175,734
Innoviva, Inc., 2.13%, 1/15/23(d)	558,000	552,071
Insmed, Inc., 1.75%, 1/15/25(d)	436,000	527,086
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(d)	585,000	615,936
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(d)	796,000	838,415
NeoGenomics, Inc., 0.25%, 1/15/28	340,000	365,105
Radius Health, Inc., 3.00%, 9/01/24(d)	806,000	725,400
Theravance Biopharma, Inc., 3.25%, 11/01/23(d)	380,000	371,166
Travere Therapeutics, Inc., 2.50%, 9/15/25(d)	476,000	471,405
		7,712,344
	Par(a)	Value
Commercial Services – 0.6%
2U, Inc., 2.25%, 5/01/25(b)(d)	$251,000	$411,893
FTI Consulting, Inc., 2.00%, 8/15/23(d)	420,000	521,430
Sabre GLBL, Inc., 4.00%, 4/15/25(b)(d)	203,000	335,557
Stride, Inc., 1.13%, 9/01/27(b)(d)	428,000	378,780
		1,647,660
Computers – 0.3%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	611,000	750,116
Diversified Financial Services – 0.7%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(d)	400,000	399,432
Encore Capital Group, Inc., 2.88%, 3/15/21(d)	339,000	332,858
PRA Group, Inc., 3.50%, 6/01/23(d)	785,000	798,502
WisdomTree Investments, Inc., 4.25%, 6/15/23(b)(d)	352,000	398,033
		1,928,825
Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(d)	651,000	779,572
Electronics – 1.1%
GoPro, Inc., 1.25%, 11/15/25(b)(d)	306,000	365,380
II-VI, Inc., 0.25%, 9/01/22(d)	560,000	1,028,467
Knowles Corp., 3.25%, 11/01/21(d)	357,000	410,811
OSI Systems, Inc., 1.25%, 9/01/22(d)	696,000	736,394
Vishay Intertechnology, Inc., 2.25%, 6/15/25(d)	325,000	343,511
		2,884,563
Energy - Alternate Sources – 0.9%
Canadian Solar, Inc., 2.50%, 10/01/25(b)(d)	157,000	261,164
Enphase Energy, Inc., 0.25%, 3/01/25(b)(d)	304,000	714,908
SunPower Corp., 4.00%, 1/15/23(d)	563,000	1,298,682
		2,274,754
Engineering & Construction – 0.3%
Granite Construction, Inc., 2.75%, 11/01/24(d)	710,000	818,275

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Entertainment – 0.3%
Cinemark Holdings, Inc., 4.50%, 8/15/25(b)(d)	$560,000	$909,513
Food – 0.2%
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(d)	636,000	636,795
Healthcare - Products – 0.6%
LivaNova USA, Inc., 3.00%, 12/15/25(b)(d)	350,000	447,890
NanoString Technologies, Inc., 2.63%, 3/01/25(b)(d)	422,000	695,794
Varex Imaging Corp., 4.00%, 6/01/25(b)(d)	244,000	287,957
		1,431,641
Home Builders – 0.3%
Winnebago Industries, Inc., 1.50%, 4/01/25(d)	562,000	733,339
Insurance – 0.5%
MGIC Investment Corp., 9.00%, 4/01/63(b)(d)	919,000	1,210,782
Internet – 2.7%
21Vianet Group, Inc., 0.00%, 2/01/26(b)(h)	408,000	418,146
Boingo Wireless, Inc., 1.00%, 10/01/23(d)	660,000	603,900
FireEye, Inc., 1.63%, 6/01/35	18,000	17,754
iQIYI, Inc., 2.00%, 4/01/25	613,000	584,266
JOYY, Inc., 1.38%, 6/15/26(d)	731,000	808,851
Match Group Financeco 3, Inc., 2.00%, 1/15/30(b)(d)	369,000	670,719
Momo, Inc., 1.25%, 7/01/25(d)	878,000	735,874
Palo Alto Networks, Inc., 0.75%, 7/01/23(d)	568,000	805,341
Perficient, Inc., 1.25%, 8/01/25(b)(d)	505,000	622,982
Q2 Holdings, Inc., 0.75%, 6/01/26(d)	500,000	771,289
Zillow Group, Inc., 2.75%, 5/15/25(d)	503,000	1,052,527
		7,091,649
Investment Management Companies – 0.2%
New Mountain Finance Corp., 5.75%, 8/15/23(d)	416,000	427,981
	Par(a)	Value
Leisure Time – 1.2%
Callaway Golf Co., 2.75%, 5/01/26(b)(d)	$428,000	$765,178
NCL Corp. Ltd., 6.00%, 5/15/24(b)(d)	614,000	1,181,643
Royal Caribbean Cruises Ltd.,
4.25%, 6/15/23(b)(d)	567,000	688,680
2.88%, 11/15/23(b)	350,000	395,673
		3,031,174
Lodging – 0.4%
Huazhu Group Ltd., 3.00%, 5/01/26(b)(d)	249,000	337,146
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)	425,000	739,513
		1,076,659
Machinery - Construction & Mining – 0.2%
Bloom Energy Corp., 2.50%, 8/15/25(b)(d)	234,000	537,780
Machinery - Diversified – 0.3%
Middleby (The) Corp., 1.00%, 9/01/25(b)(d)	562,000	707,066
Media – 0.2%
fuboTV, Inc., 3.25%, 2/15/26(b)	379,000	379,000
Liberty Interactive LLC, 3.50%, 1/15/31(d)	219,761	195,580
		574,580
Oil & Gas Services – 0.3%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(d)	273,000	259,198
6.75%, 2/15/26	376,000	396,815
		656,013
Pharmaceuticals – 1.0%
Coherus Biosciences, Inc., 1.50%, 4/15/26(b)(d)	534,000	653,264
Flexion Therapeutics, Inc., 3.38%, 5/01/24(d)	645,000	577,275
Jazz Investments I Ltd.,
1.50%, 8/15/24(d)	719,000	759,755
2.00%, 6/15/26(b)	276,000	348,944

Zogenix, Inc., 2.75%, 10/01/27(b)(d)	350,000	372,806
		2,712,044
Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(d)	1,056,000	855,795

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts – 4.1%
Apollo Commercial Real Estate Finance, Inc.,
4.75%, 8/23/22	$522,000	$496,655
5.38%, 10/15/23(d)	1,073,000	994,143

Arbor Realty Trust, Inc., 4.75%, 11/01/22	979,000	990,626
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	650,000	651,906
Granite Point Mortgage Trust, Inc.,
5.63%, 12/01/22(b)	1,072,000	1,003,875
6.38%, 10/01/23	624,000	568,620

iStar, Inc., 3.13%, 9/15/22(d)	458,000	544,133
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23	694,000	691,831
MFA Financial, Inc., 6.25%, 6/15/24(d)	912,000	903,522
New York Mortgage Trust, Inc., 6.25%, 1/15/22	644,000	644,403
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	50,000	53,204
PennyMac Corp., 5.50%, 11/01/24(d)	1,085,000	1,067,369
Redwood Trust, Inc., 4.75%, 8/15/23	883,000	841,195
Summit Hotel Properties, Inc., 1.50%, 2/15/26	260,000	255,773
Two Harbors Investment Corp., 6.25%, 1/15/26	487,000	490,297
Western Asset Mortgage Capital Corp., 6.75%, 10/01/22	512,000	455,680
		10,653,232
Retail – 0.8%
Bloomin' Brands, Inc., 5.00%, 5/01/25(b)(d)	564,000	1,108,260
Burlington Stores, Inc., 2.25%, 4/15/25(b)(d)	306,000	409,510
National Vision Holdings, Inc., 2.50%, 5/15/25(b)(d)	271,000	445,931
		1,963,701
Semiconductors – 0.2%
Cree, Inc., 0.88%, 9/01/23(d)	301,000	527,799
Software – 3.2%
8x8, Inc., 0.50%, 2/01/24(d)	446,000	669,206
	Par(a)	Value
Software (Continued)
Avaya Holdings Corp., 2.25%, 6/15/23(d)	$519,000	$566,086
Envestnet, Inc., 1.75%, 6/01/23(d)	477,000	608,519
Everbridge, Inc., 0.13%, 12/15/24(d)	440,000	600,571
Health Catalyst, Inc., 2.50%, 4/15/25(b)(d)	157,000	279,923
i3 Verticals LLC, 1.00%, 2/15/25(b)(d)	598,000	577,818
J2 Global, Inc., 1.75%, 11/01/26(b)(d)	856,000	917,062
MicroStrategy, Inc., 0.75%, 12/15/25(b)(d)	435,000	779,561
New Relic, Inc., 0.50%, 5/01/23(d)	718,000	734,323
Nuance Communications, Inc., 1.00%, 12/15/35(d)	397,000	761,764
Splunk, Inc., 1.13%, 6/15/27(b)(d)	167,000	174,979
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(b)(d)	612,000	670,248
Workiva, Inc., 1.13%, 8/15/26(d)	606,000	842,607
		8,182,667
Telecommunications – 0.4%
Infinera Corp., 2.13%, 9/01/24(d)	365,000	439,317
Vonage Holdings Corp., 1.75%, 6/01/24(d)	514,000	546,623
		985,940
Transportation – 0.8%
Air Transport Services Group, Inc., 1.13%, 10/15/24(d)	656,000	687,725
Golar LNG Ltd., 2.75%, 2/15/22	518,000	498,340
SEACOR Holdings, Inc., 3.25%, 5/15/30(d)	489,000	468,980
SFL Corp. Ltd., 4.88%, 5/01/23(d)	394,000	368,874
		2,023,919
Total Convertible Bonds (Cost $55,573,741)		68,545,822

Corporate Bonds – 15.5%
Aerospace/Defense – 0.2%
Boeing (The) Co.,
4.51%, 5/01/23	100,000	107,609
4.88%, 5/01/25	15,000	16,924

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Aerospace/Defense (Continued)
Howmet Aerospace, Inc.,
5.90%, 2/01/27	$25,000	$29,125
5.95%, 2/01/37	25,000	30,594

Signature Aviation U.S. Holdings, Inc., 4.00%, 3/01/28(b)	75,000	76,453
Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	10,488
TransDigm, Inc.,
6.25%, 3/15/26(b)	100,000	105,464
5.50%, 11/15/27	75,000	77,382

Triumph Group, Inc., 8.88%, 6/01/24(b)	24,000	26,402
		480,441
Agriculture – 0.2%
Altria Group, Inc.,
3.80%, 2/14/24	100,000	109,010
2.35%, 5/06/25	180,000	189,877

Bunge Ltd. Finance Corp., 1.63%, 8/17/25	50,000	51,181
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	26,437
Philip Morris International, Inc., 1.50%, 5/01/25	100,000	103,147
Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	61,952
		541,604
Airlines – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	29,002
Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	86,116
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	25,000	25,922
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	80,698
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	50,000	56,725
		278,463
Auto Manufacturers – 0.5%
Allison Transmission, Inc., 3.75%, 1/30/31(b)	30,000	29,944
	Par(a)	Value
Auto Manufacturers (Continued)
American Honda Finance Corp., 1.20%, 7/08/25	$75,000	$76,297
Ford Motor Co.,
8.50%, 4/21/23	75,000	83,977
9.00%, 4/22/25	100,000	121,618
9.63%, 4/22/30	50,000	70,859
4.75%, 1/15/43	25,000	25,233
5.29%, 12/08/46	25,000	26,336

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	204,190
General Motors Financial Co., Inc.,
3.55%, 7/08/22	200,000	208,279
1.70%, 8/18/23	270,000	276,119
2.75%, 6/20/25	135,000	143,427

Navistar International Corp., 6.63%, 11/01/25(b)	50,000	52,120
		1,318,399
Auto Parts & Equipment – 0.1%
Aptiv Corp., 4.15%, 3/15/24	75,000	82,516
Lear Corp., 3.80%, 9/15/27	145,000	161,878
Meritor, Inc., 4.50%, 12/15/28(b)	30,000	30,450
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/29(b)	15,000	15,388
Tenneco, Inc., 7.88%, 1/15/29(b)	10,000	11,250
		301,482
Banks – 1.9%
Bank of America Corp.,
4.13%, 1/22/24	200,000	220,817
(SOFR + 0.74%), 0.81%, 10/24/24(i)	135,000	135,801
4.00%, 1/22/25	100,000	111,423
(SOFR + 0.91%), 0.98%, 9/25/25(i)	40,000	40,313
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	50,000	54,855
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	212,439
Citigroup, Inc.,
4.00%, 8/05/24	150,000	165,801
(SOFR + 0.69%), 0.78%, 10/30/24(i)	450,000	451,367
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	50,000	56,072
(SOFR + 1.42%), 2.98%, 11/05/30(i)	110,000	118,777

Fifth Third Bancorp, 3.65%, 1/25/24	50,000	54,325

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banks (Continued)

Freedom Mortgage Corp., 7.63%, 5/01/26(b)	$60,000	$63,582
Goldman Sachs Group (The), Inc.,
4.00%, 3/03/24	100,000	110,091
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(i)	150,000	163,243
3.50%, 11/16/26	50,000	55,608
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	450,814
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(i)	50,000	57,215
3.80%, 3/15/30	50,000	57,657
(SOFR + 1.09%), 1.99%, 1/27/32(i)	115,000	115,124
JPMorgan Chase & Co.,
(SOFR + 1.59%), 2.01%, 3/13/26(i)	100,000	104,245
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	180,131
(SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	204,771
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	50,000	56,651
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(i)	20,000	22,832
(SOFR + 3.79%), 4.49%, 3/24/31(i)	110,000	132,101
Morgan Stanley,
4.10%, 5/22/23	25,000	26,963
(SOFR + 0.46%), 0.53%, 1/25/24(i)	205,000	205,080
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(i)	160,000	171,192
3.70%, 10/23/24	50,000	55,493
(SOFR + 0.75%), 0.86%, 10/21/25(i)	130,000	130,501
(SOFR + 1.99%), 2.19%, 4/28/26(i)	100,000	104,909
(SOFR + 0.72%), 0.99%, 12/10/26(i)	360,000	358,975
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	50,000	59,729

Santander Holdings USA, Inc., 3.45%, 6/02/25	40,000	43,514
SVB Financial Group, 1.80%, 2/02/31	70,000	69,002
Truist Financial Corp., 4.00%, 5/01/25	50,000	56,426
Wells Fargo & Co.,
3.07%, 1/24/23	100,000	102,684
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(i)	50,000	52,809
		4,833,332
	Par(a)	Value
Beverages – 0.0%(e)
PepsiCo, Inc., 2.75%, 3/19/30	$65,000	$70,969
Biotechnology – 0.0%(e)
Emergent BioSolutions, Inc., 3.88%, 8/15/28(b)	20,000	20,531
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	25,000	24,318
Royalty Pharma PLC,
0.75%, 9/02/23(b)	10,000	10,039
1.20%, 9/02/25(b)	5,000	5,036
		59,924
Building Materials – 0.2%
Boise Cascade Co., 4.88%, 7/01/30(b)	60,000	65,175
Builders FirstSource, Inc., 5.00%, 3/01/30(b)	50,000	53,437
Carrier Global Corp., 1.92%, 2/15/23	100,000	102,823
Griffon Corp., 5.75%, 3/01/28	25,000	26,438
Masonite International Corp., 5.75%, 9/15/26(b)	100,000	104,375
Standard Industries, Inc., 3.38%, 1/15/31(b)	50,000	49,375
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	20,000	21,050
U.S. Concrete, Inc., 5.13%, 3/01/29(b)	15,000	15,319
		437,992
Chemicals – 0.4%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	115,438
Chemours (The) Co.,
5.38%, 5/15/27	50,000	53,813
5.75%, 11/15/28(b)	65,000	67,275

DuPont de Nemours, Inc., 2.17%, 5/01/23	100,000	100,626
Element Solutions, Inc., 3.88%, 9/01/28(b)	75,000	75,512
Huntsman International LLC, 5.13%, 11/15/22	120,000	127,496
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	45,117
Minerals Technologies, Inc., 5.00%, 7/01/28(b)	50,000	52,500

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Chemicals (Continued)

Olin Corp., 9.50%, 6/01/25(b)	$50,000	$62,212
Rayonier AM Products, Inc., 7.63%, 1/15/26(b)	55,000	57,613
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	160,000	172,801
2.95%, 8/15/29	90,000	98,129

W.R. Grace & Co.-Conn., 5.63%, 10/01/24(b)	50,000	54,261
		1,082,793
Commercial Services – 0.4%
ADT Security (The) Corp., 4.88%, 7/15/32(b)	25,000	27,062
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	15,581
APX Group, Inc., 6.75%, 2/15/27(b)	50,000	53,250
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	103,392
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 5/15/25(b)	50,000	58,898
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	31,641
3.75%, 10/01/30(b)	40,000	41,250

Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	10,000	10,163
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	55,000	54,519
PayPal Holdings, Inc., 2.40%, 10/01/24	200,000	212,477
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(b)	50,000	54,740
3.38%, 8/31/27(b)	10,000	9,891
6.25%, 1/15/28(b)	50,000	53,250

S&P Global, Inc., 1.25%, 8/15/30	110,000	106,666
Service Corp. International, 3.38%, 8/15/30	15,000	15,225
	Par(a)	Value
Commercial Services (Continued)

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	$10,000	$10,425
United Rentals North America, Inc., 3.88%, 2/15/31	40,000	41,812
		900,242
Computers – 0.4%
Austin BidCo, Inc., 7.13%, 12/15/28(b)	15,000	15,544
Booz Allen Hamilton, Inc., 3.88%, 9/01/28(b)	10,000	10,275
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	10,000	10,119
Dell International LLC/EMC Corp., 5.85%, 7/15/25(b)	475,000	563,881
Dell, Inc., 6.50%, 4/15/38	50,000	61,750
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	200,000	219,431
HP, Inc., 2.20%, 6/17/25	70,000	73,511
NetApp, Inc., 1.88%, 6/22/25	20,000	20,785
Unisys Corp., 6.88%, 11/01/27(b)	45,000	49,837
		1,025,133
Cosmetics/Personal Care – 0.1%
Edgewell Personal Care Co., 5.50%, 6/01/28(b)	50,000	53,487
Procter & Gamble (The) Co., 3.00%, 3/25/30	100,000	113,092
		166,579
Distribution/Wholesale – 0.1%
Avient Corp., 5.75%, 5/15/25(b)	100,000	106,125
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	70,000	69,689
		175,814
Diversified Financial Services – 0.8%
Air Lease Corp.,
3.50%, 1/15/22	50,000	51,379
3.38%, 7/01/25	55,000	59,095
2.88%, 1/15/26	45,000	47,412
Ally Financial, Inc.,
3.05%, 6/05/23	30,000	31,533
1.45%, 10/02/23	25,000	25,405
5.75%, 11/20/25	50,000	58,181

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Diversified Financial Services (Continued)
American Express Co.,
2.50%, 7/30/24	$50,000	$53,119
4.20%, 11/06/25	50,000	57,684

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	108,318
Capital One Bank USA N.A., (SOFR + 0.62%), 2.01%, 1/27/23(i)	250,000	253,980
Credit Acceptance Corp., 6.63%, 3/15/26	100,000	106,000
Curo Group Holdings Corp., 8.25%, 9/01/25(b)	50,000	49,000
Home Point Capital, Inc., 5.00%, 2/01/26(b)	20,000	20,250
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	54,661
3.75%, 9/21/28	100,000	114,907

LPL Holdings, Inc., 4.63%, 11/15/27(b)	100,000	104,375
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	105,750
5.50%, 8/15/28(b)	25,000	25,813
5.13%, 12/15/30(b)	80,000	83,000
Navient Corp.,
7.25%, 9/25/23	75,000	82,594
4.88%, 3/15/28	65,000	64,512

NFP Corp., 6.88%, 8/15/28(b)	75,000	78,836
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	28,687
8.88%, 6/01/25	100,000	111,610

PennyMac Financial Services, Inc., 5.38%, 10/15/25(b)	60,000	62,850
SLM Corp., 4.20%, 10/29/25	50,000	53,015
Visa, Inc., 1.90%, 4/15/27	50,000	52,597
		1,944,563
Electric – 0.7%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	58,443
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25(b)	100,000	112,666
1.65%, 5/15/31(b)	25,000	24,666
Calpine Corp.,
4.63%, 2/01/29(b)	25,000	25,250
3.75%, 3/01/31(b)	50,000	48,625

Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	103,750
	Par(a)	Value
Electric (Continued)

Dominion Energy, Inc., 3.38%, 4/01/30	$50,000	$55,923
DPL, Inc., 4.35%, 4/15/29	100,000	112,467
DTE Energy Co., 1.05%, 6/01/25	55,000	55,309
Duke Energy Corp.,
3.75%, 4/15/24	30,000	32,765
3.40%, 6/15/29	50,000	56,055

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	88,987
Eversource Energy, 2.90%, 10/01/24	50,000	54,021
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	54,292
National Rural Utilities Cooperative Finance Corp., 2.40%, 3/15/30	100,000	106,856
NextEra Energy Capital Holdings, Inc., 2.75%, 5/01/25	100,000	107,661
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(b)	50,000	55,500
NRG Energy, Inc., 3.63%, 2/15/31(b)	70,000	72,887
Pacific Gas and Electric Co., 1.75%, 6/16/22	20,000	20,054
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	42,304
PG&E Corp., 5.25%, 7/01/30	100,000	110,225
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	9,704
Southern California Edison Co., 2.95%, 2/01/51	6,000	5,725
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	128,125
Union Electric Co., 2.95%, 3/15/30	100,000	110,426
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	52,815
		1,705,501
Electrical Component & Equipment – 0.0%(e)
Energizer Holdings, Inc., 4.75%, 6/15/28(b)	35,000	36,488
Electronics – 0.0%(e)
Flex Ltd., 4.88%, 5/12/30	15,000	17,743

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electronics (Continued)
Roper Technologies, Inc., 1.00%, 9/15/25	$45,000	$45,279
Sensata Technologies, Inc., 4.38%, 2/15/30(b)	25,000	26,906
		89,928
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	210,710
Engineering & Construction – 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	5,000	5,088
Fluor Corp., 4.25%, 9/15/28	100,000	100,914
MasTec, Inc., 4.50%, 8/15/28(b)	40,000	42,132
PowerTeam Services LLC, 9.03%, 12/04/25(b)	20,000	22,150
TopBuild Corp., 5.63%, 5/01/26(b)	200,000	206,000
Tutor Perini Corp., 6.88%, 5/01/25(b)	100,000	101,437
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	15,000	15,600
		493,321
Entertainment – 0.3%
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	58,192
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	10,000	10,495
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	213,500
Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	90,000	90,079
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 11/15/27(b)(j)	15,000	16,092
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	48,656
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	107,750
	Par(a)	Value
Entertainment (Continued)
Vail Resorts, Inc., 6.25%, 5/15/25(b)	$100,000	$106,250
WMG Acquisition Corp., 3.00%, 2/15/31(b)	55,000	53,281
		704,295
Environmental Control – 0.0%(e)
Stericycle, Inc., 3.88%, 1/15/29(b)	35,000	35,998
Waste Connections, Inc., 2.60%, 2/01/30	5,000	5,309
		41,307
Food – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	52,398
3.50%, 3/15/29(b)	30,000	29,625

Campbell Soup Co., 3.95%, 3/15/25	100,000	112,284
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)	30,000	30,600
Conagra Brands, Inc.,
4.60%, 11/01/25	30,000	34,870
1.38%, 11/01/27	90,000	89,867
General Mills, Inc.,
4.00%, 4/17/25	30,000	33,781
2.88%, 4/15/30	90,000	97,714

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(b)	25,000	28,375
Kraft Heinz Foods Co.,
3.95%, 7/15/25	50,000	54,532
3.88%, 5/15/27	50,000	54,703
4.25%, 3/01/31	100,000	112,350
5.20%, 7/15/45	50,000	58,015
4.38%, 6/01/46	100,000	106,223
5.50%, 6/01/50	50,000	61,278

U.S. Foods, Inc., 2/15/29(b)(j)	20,000	20,075
United Natural Foods, Inc., 6.75%, 10/15/28(b)	20,000	21,154
		997,844
Forest Products & Paper – 0.0%(e)
Clearwater Paper Corp., 4.75%, 8/15/28(b)	30,000	31,041
Resolute Forest Products, Inc., 3/01/26(b)(j)	20,000	19,900
		50,941

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Gas – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$25,000	$28,429
NiSource, Inc., 0.95%, 8/15/25	100,000	100,056
Southern California Gas Co., 2.55%, 2/01/30	30,000	31,932
		160,417
Healthcare - Products – 0.3%
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	53,000
3.25%, 2/15/29(b)	60,000	60,900

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	50,000	53,500
Teleflex, Inc., 4.88%, 6/01/26	100,000	103,500
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25	130,000	147,005
Zimmer Biomet Holdings, Inc., 3.70%, 3/19/23	240,000	255,205
		673,110
Healthcare - Services – 0.5%
Akumin, Inc., 7.00%, 11/01/25(b)	20,000	21,000
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	105,250
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	50,000	53,750
5.63%, 3/15/27(b)	25,000	26,250
6.00%, 1/15/29(b)	15,000	15,938
4/15/29(b)(j)	5,000	5,086
2/15/31(b)(j)	10,000	10,000
DaVita, Inc.,
4.63%, 6/01/30(b)	100,000	105,120
3.75%, 2/15/31(b)	30,000	29,756
HCA, Inc.,
5.25%, 4/15/25	115,000	134,066
4.13%, 6/15/29	185,000	213,034
Humana, Inc.,
3.85%, 10/01/24	10,000	11,040
4.50%, 4/01/25	125,000	143,135

LifePoint Health, Inc., 5.38%, 1/15/29(b)	30,000	30,225
Magellan Health, Inc., 4.90%, 9/22/24	50,000	54,885
	Par(a)	Value
Healthcare - Services (Continued)

ModivCare, Inc., 5.88%, 11/15/25(b)	$35,000	$37,100
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	209,110
3.88%, 11/15/30(b)	50,000	53,438

Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	15,000	16,088
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	15,000	15,563
Syneos Health, Inc., 3.63%, 1/15/29(b)	15,000	14,981
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	65,000	68,087
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	25,793
		1,398,695
Home Builders – 0.2%
Century Communities, Inc.,
5.88%, 7/15/25	100,000	104,000
6.75%, 6/01/27	100,000	107,000

KB Home, 4.80%, 11/15/29	100,000	110,146
M/I Homes, Inc., 4.95%, 2/01/28	25,000	26,331
Meritage Homes Corp., 5.13%, 6/06/27	100,000	112,350
New Home (The) Co., Inc., 7.25%, 10/15/25(b)	30,000	30,938
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 4/01/29(b)	50,000	51,250
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	56,125
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	15,000	15,450
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	10,775
		624,365
Housewares – 0.0%(e)
Newell Brands, Inc., 4.70%, 4/01/26	100,000	110,750
Insurance – 0.3%
Aon Corp., 2.80%, 5/15/30	20,000	21,507
AssuredPartners, Inc., 5.63%, 1/15/29(b)	15,000	15,225
Berkshire Hathaway Finance Corp., 1.85%, 3/12/30	110,000	113,567
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	105,395

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	$200,000	$220,189
4.38%, 3/15/29	50,000	59,958
2.25%, 11/15/30	50,000	51,823

MGIC Investment Corp., 5.25%, 8/15/28	50,000	53,500
Radian Group, Inc., 6.63%, 3/15/25	100,000	112,767
		753,931
Internet – 0.5%
Arches Buyer, Inc., 4.25%, 6/01/28(b)	15,000	14,981
Booking Holdings, Inc.,
4.10%, 4/13/25	100,000	112,819
4.63%, 4/13/30	23,000	27,897

eBay, Inc., 1.90%, 3/11/25	210,000	218,925
Endurance Acquisition Merger Sub, 2/15/29(b)(j)	45,000	44,325
Expedia Group, Inc., 3.60%, 12/15/23(b)	70,000	74,508
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	100,000	105,250
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	75,000	77,250
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	108,625
5.88%, 11/15/28	50,000	62,750
6.38%, 5/15/29	75,000	96,985
5.38%, 11/15/29(b)	75,000	93,562

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,401
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	80,342
6.25%, 1/15/28(b)	25,000	26,875

VeriSign, Inc., 4.75%, 7/15/27	100,000	106,259
		1,256,754
Investment Management Companies – 0.2%
Ares Capital Corp.,
3.63%, 1/19/22	60,000	61,565
4.25%, 3/01/25	100,000	108,230
3.88%, 1/15/26	172,000	184,911
2.15%, 7/15/26	88,000	87,281

Goldman Sachs BDC, Inc., 2.88%, 1/15/26	95,000	97,413
	Par(a)	Value
Investment Management Companies (Continued)

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29(b)	$60,000	$59,700
Owl Rock Capital Corp., 3.40%, 7/15/26	20,000	20,491
		619,591
Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	30,000	32,372
Commercial Metals Co., 5.38%, 7/15/27	100,000	105,750
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	40,541
United States Steel Corp., 12.00%, 6/01/25(b)	50,000	58,000
		236,663
Leisure Time – 0.1%
Carnival Corp.,
11.50%, 4/01/23(b)	30,000	34,050
7.63%, 3/01/26(b)	10,000	10,575
9.88%, 8/01/27(b)	30,000	34,425

Life Time, Inc., 5.75%, 1/15/26(b)	5,000	5,051
NCL Corp. Ltd., 5.88%, 3/15/26(b)	25,000	24,750
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23(b)	50,000	54,125
11.50%, 6/01/25(b)	25,000	28,953
		191,929
Lodging – 0.1%
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	51,371
Las Vegas Sands Corp.,
3.20%, 8/08/24	20,000	21,010
3.90%, 8/08/29	100,000	104,710

Marriott International, Inc., 5.75%, 5/01/25	80,000	92,786
		269,877
Machinery - Construction & Mining – 0.1%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	120,175
Caterpillar Financial Services Corp., 0.80%, 11/13/25	160,000	160,265
		280,440

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Machinery - Diversified – 0.0%(e)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	$10,000	$10,125
Media – 0.5%
AMC Networks, Inc., 2/15/29(j)	45,000	44,944
Beasley Mezzanine Holdings LLC, 2/01/26(b)(j)	5,000	5,025
Cable One, Inc., 4.00%, 11/15/30(b)	10,000	10,300
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	200,000	212,744
4.50%, 5/01/32(b)	100,000	104,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	200,000	210,102
2.80%, 4/01/31	100,000	102,992
DISH DBS Corp.,
5.88%, 11/15/24	100,000	103,627
7.75%, 7/01/26	50,000	54,625
7.38%, 7/01/28	20,000	20,825

GCI LLC, 4.75%, 10/15/28(b)	20,000	20,844
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	100,000	106,146
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26(b)	25,000	25,447
Scripps Escrow II, Inc.,
3.88%, 1/15/29(b)	20,000	20,000
5.38%, 1/15/31(b)	25,000	25,250

Scripps Escrow, Inc., 5.88%, 7/15/27(b)	75,000	78,750
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	15,000	14,944
Sirius XM Radio, Inc., 4.13%, 7/01/30(b)	115,000	118,587
TEGNA, Inc., 4.75%, 3/15/26(b)	55,000	58,300
Townsquare Media, Inc., 6.88%, 2/01/26(b)	15,000	15,487
Urban One, Inc., 7.38%, 2/01/28(b)	15,000	15,277
		1,368,216
Mining – 0.1%
Arconic Corp., 6.13%, 2/15/28(b)	75,000	80,432
Freeport-McMoRan, Inc.,
4.38%, 8/01/28	80,000	84,774
	Par(a)	Value
Mining (Continued)
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	$50,000	$62,500

Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	15,000	16,919
Kaiser Aluminum Corp., 6.50%, 5/01/25(b)	75,000	80,063
		324,688
Miscellaneous Manufacturing – 0.0%(e)
General Electric Co., 3.63%, 5/01/30	30,000	33,276
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,875
		60,151
Office/Business Equipment – 0.0%(e)
Xerox Holdings Corp., 5.50%, 8/15/28(b)	25,000	25,774
Oil & Gas – 0.8%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 2/15/26(b)	10,000	10,225
Antero Resources Corp.,
8.38%, 7/15/26(b)	5,000	5,276
7.63%, 2/01/29(b)	10,000	10,225
Apache Corp.,
4.63%, 11/15/25	25,000	25,516
4.88%, 11/15/27	35,000	35,962
4.25%, 1/15/30	50,000	49,375
5.10%, 9/01/40	25,000	25,314
4.75%, 4/15/43	25,000	23,750

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	10,177
Chevron Corp., 1.55%, 5/11/25	80,000	82,556
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	34,743
3.25%, 10/15/29	20,000	22,554
CNX Resources Corp.,
7.25%, 3/14/27(b)	125,000	134,412
6.00%, 1/15/29(b)	40,000	41,338

Comstock Resources, Inc., 9.75%, 8/15/26	35,000	37,275
Continental Resources, Inc., 4.38%, 1/15/28	75,000	76,875
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	24,493
EQT Corp.,
3.90%, 10/01/27	100,000	103,875

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas (Continued)
EQT Corp.,
8.75%, 2/01/30	$100,000	$127,000

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	86,823
Hess Corp., 4.30%, 4/01/27	50,000	55,322
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	30,450
Indigo Natural Resources LLC, 2/01/29(b)(j)	10,000	9,875
Occidental Petroleum Corp.,
2.90%, 8/15/24	150,000	144,750
8.00%, 7/15/25	40,000	45,210
5.50%, 12/01/25	25,000	26,125
8.50%, 7/15/27	65,000	76,700
6.38%, 9/01/28	45,000	48,937
3.50%, 8/15/29	75,000	69,590
6.13%, 1/01/31	25,000	27,414
6.45%, 9/15/36	25,000	27,434
4.40%, 4/15/46	50,000	43,950

Ovintiv Exploration, Inc., 5.38%, 1/01/26	50,000	54,597
Ovintiv, Inc., 6.50%, 8/15/34	50,000	61,274
Range Resources Corp.,
4.88%, 5/15/25	100,000	97,868
9.25%, 2/01/26	30,000	32,694
Southwestern Energy Co.,
7.50%, 4/01/26	100,000	104,480
7.75%, 10/01/27	75,000	79,500
8.38%, 9/15/28	15,000	16,052

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29(b)	35,000	35,788
Talos Production, Inc., 12.00%, 1/15/26(b)	60,000	56,850
		2,112,624
Oil & Gas Services – 0.0%(e)
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/01/28(b)	50,000	51,063
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/01/30	50,000	59,330
		110,393
	Par(a)	Value
Packaging & Containers – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	$200,000	$210,750
Ball Corp., 2.88%, 8/15/30	45,000	44,788
Berry Global, Inc., 4.50%, 2/15/26(b)	75,000	76,496
Graphic Packaging International LLC, 3.50%, 3/01/29(b)	10,000	10,238
Silgan Holdings, Inc., 4.75%, 3/15/25	100,000	101,625
		443,897
Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	109,884
2.60%, 11/21/24	370,000	395,164
3.80%, 3/15/25	70,000	77,849
AdaptHealth LLC,
6.13%, 8/01/28(b)	30,000	32,250
4.63%, 8/01/29(b)	25,000	25,594

Bausch Health Cos., Inc., 5.25%, 2/15/31(b)	35,000	36,059
Bristol-Myers Squibb Co., 1.45%, 11/13/30	75,000	73,570
CVS Health Corp., 1.30%, 8/21/27	65,000	65,113
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	109,000
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	213,000
Johnson & Johnson, 1.30%, 9/01/30	90,000	88,727
McKesson Corp., 0.90%, 12/03/25	75,000	74,810
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	15,000	16,050
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	100,000	107,557
Viatris, Inc.,
1.65%, 6/22/25(b)	30,000	30,888
2.70%, 6/22/30(b)	10,000	10,496

Zoetis, Inc., 2.00%, 5/15/30	100,000	101,299
		1,567,310
Pipelines – 0.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/01/27(b)	75,000	74,798

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Pipelines (Continued)
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	$255,000	$295,273
Cheniere Energy Partners L.P., 5.63%, 10/01/26	50,000	52,125
Cheniere Energy, Inc., 4.63%, 10/15/28(b)	25,000	26,068
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	28,900
DCP Midstream Operating L.P., 5.60%, 4/01/44	25,000	26,125
Energy Transfer Operating L.P., 4.05%, 3/15/25	50,000	54,514
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	24,953
5.38%, 6/01/29	25,000	23,875
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	48,552
5.45%, 6/01/47	25,000	19,984
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	96,850
6.50%, 7/01/27(b)	20,000	21,602
6.50%, 7/15/48	10,000	9,625

Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	20,000	19,000
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	36,759
Hess Midstream Operations L.P., 5.13%, 6/15/28(b)	75,000	77,835
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	115,000	120,031
NGL Energy Operating LLC/NGL Energy Finance Corp., 2/01/26(b)(j)	70,000	70,686
NuStar Logistics L.P., 5.63%, 4/28/27	25,000	26,250
ONEOK, Inc., 2.75%, 9/01/24	50,000	52,668
Sabine Pass Liquefaction LLC,
5.63%, 4/15/23	100,000	109,364
4.50%, 5/15/30(b)	120,000	139,637

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	99,000
	Par(a)	Value
Pipelines (Continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/01/30	$25,000	$26,578
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	70,000	76,661
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	52,500
4.75%, 8/15/28	25,000	26,438
5.30%, 2/01/30	75,000	82,500
5.50%, 8/15/48	25,000	24,750

Williams (The) Cos., Inc., 3.60%, 3/15/22	40,000	41,187
		1,885,088
Real Estate – 0.0%(e)
Howard Hughes (The) Corp., 2/01/31(b)(j)	15,000	14,969
Kennedy-Wilson, Inc., 3/01/31(j)	45,000	45,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 6/15/25(b)	20,000	21,725
5.75%, 1/15/29(b)	25,000	25,531
		107,225
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
0.60%, 1/15/24	135,000	135,151
5.00%, 2/15/24	80,000	90,118
2.90%, 1/15/30	10,000	10,615

Camden Property Trust, 3.15%, 7/01/29	50,000	55,381
Crown Castle International Corp.,
3.20%, 9/01/24	30,000	32,422
1.35%, 7/15/25	200,000	203,139

Digital Realty Trust L.P., 4.75%, 10/01/25	80,000	93,163
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	113,470
Equinix, Inc.,
2.63%, 11/18/24	80,000	85,166
1.25%, 7/15/25	200,000	202,169
2.15%, 7/15/30	100,000	99,725

Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	54,685
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	81,622

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(b)	$35,000	$35,219
Iron Mountain, Inc.,
5.25%, 7/15/30(b)	40,000	42,500
4.50%, 2/15/31(b)	30,000	30,675
5.63%, 7/15/32(b)	50,000	54,000

iStar, Inc., 4.25%, 8/01/25	100,000	98,250
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	112,444
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	35,000	35,476
New Residential Investment Corp., 6.25%, 10/15/25(b)	25,000	24,938
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	35,000	36,662
Public Storage, 3.39%, 5/01/29	25,000	28,312
SBA Communications Corp., 3.13%, 2/01/29(b)	10,000	10,006
Service Properties Trust,
7.50%, 9/15/25	50,000	56,532
4.38%, 2/15/30	75,000	68,250

Simon Property Group L.P., 3.50%, 9/01/25	65,000	71,688
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)	35,000	36,400
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	53,875
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 2/15/29(b)(j)	20,000	19,955
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	52,064
Welltower, Inc., 4.00%, 6/01/25	25,000	28,166
XHR L.P., 6.38%, 8/15/25(b)	30,000	31,350
		2,183,588
Retail – 0.4%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	25,000	27,750
	Par(a)	Value
Retail (Continued)
Asbury Automotive Group, Inc., 4.75%, 3/01/30	$35,000	$36,810
BCPE Ulysses Intermediate, Inc., 7.75%, 4/01/27(b)(g)	15,000	14,925
Dollar General Corp., 3.50%, 4/03/30	50,000	56,689
Gap (The), Inc.,
8.63%, 5/15/25(b)	50,000	55,959
8.88%, 5/15/27(b)	50,000	58,375

Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	20,000	20,475
Home Depot (The), Inc., 3/15/51(j)	50,000	47,070
L Brands, Inc.,
6.88%, 7/01/25(b)	50,000	54,447
5.25%, 2/01/28	25,000	26,408
6.63%, 10/01/30(b)	35,000	39,375

LBM Acquisition LLC, 6.25%, 1/15/29(b)	20,000	20,244
Lithia Motors, Inc.,
5.25%, 8/01/25(b)	50,000	51,875
4.38%, 1/15/31(b)	15,000	15,881

Lowe's Cos., Inc., 4.00%, 4/15/25	45,000	50,798
Macy's, Inc., 8.38%, 6/15/25(b)	25,000	27,688
Michaels Stores, Inc., 4.75%, 10/01/27(b)	30,000	30,750
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	25,000
Park River Holdings, Inc., 5.63%, 2/01/29(b)	20,000	19,875
QVC, Inc., 4.38%, 9/01/28	90,000	93,600
Rite Aid Corp., 8.00%, 11/15/26(b)	50,000	53,750
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,346
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	10,000	10,525
White Cap Buyer LLC, 6.88%, 10/15/28(b)	10,000	10,354
Yum! Brands, Inc., 4.75%, 1/15/30(b)	50,000	53,670
		904,639
Semiconductors – 0.4%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	108,875
Broadcom, Inc.,
4.70%, 4/15/25	225,000	256,180
4.25%, 4/15/26	100,000	113,370

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors (Continued)
Broadcom, Inc.,
4.30%, 11/15/32	$120,000	$138,407

Intel Corp., 3.75%, 3/25/27	200,000	229,816
Microchip Technology, Inc., 4.25%, 9/01/25(b)	100,000	104,721
Micron Technology, Inc., 4.64%, 2/06/24	86,000	95,594
Qorvo, Inc., 4.38%, 10/15/29	100,000	109,125
		1,156,088
Software – 0.3%
Black Knight InfoServ LLC, 3.63%, 9/01/28(b)	100,000	101,195
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	20,000	20,500
Camelot Finance S.A., 4.50%, 11/01/26(b)	50,000	52,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	102,570
Intuit, Inc.,
1.35%, 7/15/27	60,000	60,843
1.65%, 7/15/30	45,000	45,176

J2 Global, Inc., 4.63%, 10/15/30(b)	45,000	46,913
MSCI, Inc., 3.88%, 2/15/31(b)	100,000	106,762
Nuance Communications, Inc., 5.63%, 12/15/26	125,000	131,609
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)	20,000	20,850
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	115,000	118,163
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)	5,000	5,050
		811,631
Telecommunications – 0.9%
Avaya, Inc., 6.13%, 9/15/28(b)	15,000	15,975
Cincinnati Bell, Inc., 7.00%, 7/15/24(b)	75,000	77,812
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	15,000	16,317
Embarq Corp., 8.00%, 6/01/36	25,000	30,724
	Par(a)	Value
Telecommunications (Continued)
Frontier Communications Corp.,
5.88%, 10/15/27(b)	$10,000	$10,769
5.00%, 5/01/28(b)	10,000	10,375

HC2 Holdings, Inc., 8.50%, 2/01/26(b)	20,000	20,025
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	99,501
LogMeIn, Inc., 5.50%, 9/01/27(b)	30,000	31,388
Lumen Technologies, Inc., 4.50%, 1/15/29(b)	50,000	51,323
Motorola Solutions, Inc., 4.60%, 5/23/29	30,000	35,597
QualityTech L.P./QTS Finance Corp., 3.88%, 10/01/28(b)	45,000	45,909
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	64,322
8.75%, 3/15/32	75,000	114,562

Sprint Corp., 7.13%, 6/15/24	100,000	116,604
Switch Ltd., 3.75%, 9/15/28(b)	45,000	45,952
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)	445,000	487,807
1.50%, 2/15/26(b)	330,000	334,716
3.75%, 4/15/27(b)	225,000	252,857

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	109,981
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	105,125
6.50%, 7/15/28(b)	115,000	124,200

Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	30,000	30,375
		2,232,216
Transportation – 0.0%(e)
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(b)	15,000	16,088
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	53,687
		69,775

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Trucking & Leasing – 0.2%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	$30,000	$31,050
9.75%, 8/01/27(b)	320,000	361,824
		392,874
Total Corporate Bonds (Cost $39,252,062)		40,290,889

Mortgage-Backed Securities – 17.7%
Federal Home Loan Mortgage Corporation – 1.2%
Pool,
#QA2226, 3.00%, 7/01/46	66,243	70,068
#QA2237, 3.00%, 7/01/46	144,815	153,153
#QA8965, 3.00%, 4/01/50	37,828	39,806
#RA2621, 4.00%, 5/01/50	88,018	94,694
#RA3022, 2.50%, 6/01/50	48,648	51,554
#RA3174, 3.00%, 7/01/50	71,393	75,613
#RA3382, 3.00%, 8/01/50	143,787	154,192
#RA3935, 2.50%, 11/01/50	325,415	343,418
#SB0383, 2.50%, 4/01/32	163,634	175,540
#SB8500, 2.50%, 7/01/35	165,755	177,380
#SB8505, 2.50%, 10/01/35	505,668	536,581
#SD7521, 2.50%, 7/01/50	48,304	51,586
#SD8074, 3.00%, 7/01/50	291,671	307,296
#SD8084, 3.00%, 8/01/50	45,896	48,326
#SD8092, 3.00%, 9/01/50	142,206	149,951
#SD8099, 2.50%, 10/01/50	77,030	81,094
#SD8114, 2.50%, 12/01/50	47,665	50,180
#ZS4693, 3.00%, 12/01/46	340,670	363,212
#ZS4746, 3.00%, 12/01/47	19,551	20,572
#ZT1858, 4.50%, 4/01/49	94,070	103,622
		3,047,838
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.2%
Pool,
#G08697, 3.00%, 3/01/46	$214,321	$227,538
#G08737, 3.00%, 12/01/46	243,013	259,144
		486,682
Federal National Mortgage Association – 3.0%
Pool,
#AS5640, 3.50%, 8/01/45	79,012	86,177
#BM5024, 3.00%, 11/01/48	39,478	41,498
#BN3960, 4.50%, 1/01/49	22,884	24,879
#CA3666, 4.00%, 6/01/49	704,842	772,674
#CA5182, 4.50%, 2/01/50	934,543	1,020,697
#CA5575, 4.00%, 4/01/50	599,825	646,400
#CA5754, 4.00%, 5/01/50	63,714	68,772
#CA6317, 3.00%, 7/01/50	49,824	53,013
#CA7368, 2.50%, 10/01/50	173,065	182,704
#CA7572, 2.50%, 10/01/50	149,200	158,876
#CA7573, 2.50%, 11/01/50	222,708	236,979
#FM2888, 3.50%, 1/01/49	96,310	102,213
#FM4808, 2.50%, 11/01/50	98,355	103,609
#MA3238, 3.50%, 1/01/48	2,408,841	2,558,778
#MA4026, 4.00%, 5/01/50	1,202,914	1,290,625
#MA4156, 2.50%, 10/01/35	122,336	128,794
#MA4210, 2.50%, 12/01/50	274,457	288,938
		7,765,626
Government National Mortgage Association – 3.7%
Pool TBA,
2/01/51(j)	6,744,000	7,127,531
3/01/51(j)	2,275,000	2,387,972
		9,515,503
Government National Mortgage Association II – 1.3%
Pool,
#785043, 3.00%, 4/20/49	487,575	514,764
#BW4651, 2.50%, 8/20/50	25,766	27,111

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association II (Continued)
Pool,
#BW4741, 2.50%, 9/20/50	$26,298	$27,673
#BW6206, 2.50%, 8/20/50	50,391	53,027
#BY0776, 2.50%, 9/20/50	51,471	54,164
#BY0805, 2.50%, 9/20/50	49,603	52,199
#MA4125, 2.50%, 12/20/46	56,904	60,194
#MA5397, 3.50%, 8/20/48	416,300	442,833
#MA5467, 4.50%, 9/20/48	115,941	126,173
#MA6409, 3.00%, 1/20/50	123,088	129,233
#MA6412, 4.50%, 1/20/50	289,297	312,141
#MA6474, 3.00%, 2/20/50	74,220	77,807
#MA6766, 3.00%, 7/20/50	777,219	816,817
#MA7052, 2.50%, 12/20/50	497,556	523,704
#MA7193, 2/20/51(j)	200,000	210,686
		3,428,526
Uniform Mortgage-Backed Securities – 8.3%
Pool TBA,
2/01/36(j)	5,345,000	5,615,664
2/01/51(j)	10,310,000	10,880,217
3/01/51(j)	4,850,000	5,079,520
		21,575,401
Total Mortgage-Backed Securities (Cost $45,746,297)		45,819,576

Foreign Issuer Bonds – 2.5%
Brazil – 0.0%(e)
Vale Overseas Ltd., 3.75%, 7/08/30	80,000	87,688
Burkina Faso – 0.0%(e)
IAMGOLD Corp., 5.75%, 10/15/28(b)	30,000	30,741
Canada – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)	130,000	129,513
Bank of Montreal, 0.45%, 12/08/23	180,000	180,414
Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	55,550
	Par(a)	Value
Canada (Continued)
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	$170,000	$170,915
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(b)	130,000	137,312
Cenovus Energy, Inc.,
3.80%, 9/15/23	25,000	26,333
5.38%, 7/15/25	10,000	11,289
4.25%, 4/15/27	100,000	109,529
6.75%, 11/15/39	50,000	64,769

Empire Communities Corp., 7.00%, 12/15/25(b)	20,000	21,114
Enbridge, Inc.,
3.50%, 6/10/24	80,000	86,648
2.50%, 1/15/25	100,000	105,889

GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	25,500
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)	25,000	25,813
Kinross Gold Corp., 5.95%, 3/15/24	90,000	102,882
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26(b)	20,000	20,400
7.00%, 12/31/27(b)	25,000	25,563

MEG Energy Corp., 2/01/29(b)(j)	20,000	19,850
Methanex Corp., 5.25%, 12/15/29	75,000	78,516
National Bank of Canada, (1Y US Treasury CMT + 0.40%), 0.55%, 11/15/24(i)	250,000	250,079
New Gold, Inc., 7.50%, 7/15/27(b)	15,000	16,203
Norbord, Inc., 5.75%, 7/15/27(b)	50,000	53,781
Parkland Corp., 5.88%, 7/15/27(b)	50,000	53,500
Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC, 7.00%, 7/15/26(b)	285,000	298,894
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	75,000	79,431
Tervita Corp., 11.00%, 12/01/25(b)	25,000	27,188

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)
Toronto-Dominion Bank (The),
3.25%, 3/11/24	$50,000	$54,248
0.75%, 1/06/26	160,000	159,223
		2,390,346
China – 0.1%
Baidu, Inc., 1.72%, 4/09/26	200,000	202,660
Germany – 0.2%
Deutsche Bank A.G.,
(SOFR + 2.16%), 2.22%, 9/18/24(i)	150,000	154,223
(SOFR + 1.87%), 2.13%, 11/24/26(i)	150,000	151,994
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)	200,000	213,816

Mercer International, Inc., 5.13%, 2/01/29(b)	10,000	10,159
		530,192
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	220,000	238,154
Italy – 0.0%(e)
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50,000	61,701
6.00%, 9/30/34	20,000	23,900
		85,601
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	200,000	203,268
Mizuho Financial Group, Inc.,
(3M USD LIBOR + 0.99%), 1.24%, 7/10/24(i)	200,000	203,182
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(i)	200,000	216,842

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	206,908
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	212,695
1.47%, 7/08/25	200,000	204,565
		1,247,460
	Par(a)	Value
Luxembourg – 0.1%
ArcelorMittal S.A.,
6.13%, 6/01/25	$50,000	$59,275
4.25%, 7/16/29	50,000	55,883
		115,158
Peru – 0.0%(e)
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	35,000	37,100
Switzerland – 0.1%
Credit Suisse A.G., 0.50%, 2/02/24	250,000	249,988
Novartis Capital Corp., 2.20%, 8/14/30	10,000	10,602
		260,590
United Kingdom – 0.5%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(i)	200,000	208,276
HSBC Holdings PLC,
(3M USD LIBOR + 1.06%), 3.26%, 3/13/23(i)	200,000	206,363
(SOFR + 1.29%), 1.59%, 5/24/27(i)	200,000	202,382
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(i)	200,000	227,066

Reynolds American, Inc., 4.45%, 6/12/25	125,000	141,418
TechnipFMC PLC, 6.50%, 2/01/26(b)	10,000	10,444
Unilever Capital Corp., 3.38%, 3/22/25	100,000	110,525
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(b)	200,000	207,100
		1,313,574
Total Foreign Issuer Bonds (Cost $6,389,062)		6,539,264

	Number of Shares
Short-Term Investments – 8.6%
Money Market Fund – 8.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(k)	22,311,911	22,311,911
Total Short-Term Investments (Cost $22,311,911)		22,311,911

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value

Rights – 0.0%(e)
Biotechnology – 0.0%(e)
Pfenex, Inc. CVR(l)*	53,807	$41,636
Stemline Therapeutics, Inc. CVR(m)*	33,076	11,596
		53,232
Pharmaceuticals – 0.0%(e)
Elanco Animal Health, Inc.*	22,842	—
Total Rights (Cost $62,032)		53,232

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
Acacia Communications, Inc., Strike Price $115.00, Expires 3/19/21	54	617,760	2,970
Marvell Technology Group Ltd.,
Strike Price $60.00, Expires 2/19/21	48	247,008	3,792
Strike Price $60.00, Expires 3/19/21	47	241,862	7,755
RMG Acquisition Corp. II, Strike Price $50.00, Expires 2/19/21	21	23,457	105
			14,622
Put Options - Exchange Traded – 0.0%(e)
Acacia Communications, Inc., Strike Price $80.00, Expires 2/19/21	31	354,640	155
RMG Acquisition Corp. II, Strike Price $30.00, Expires 2/19/21	6	6,702	7,860
			8,015
Total Purchased Options (Cost $38,779)			22,637
Total Long Positions – 109.4% (Cost $265,959,485)			283,736,653

	Number of Shares	Value
Short Positions – (20.4)%
Common Stocks – (20.3)%
Aerospace/Defense – (0.2)%
Kaman Corp.	(2,706)	$(136,274)
Teledyne Technologies, Inc.*	(979)	(349,513)
		(485,787)
Airlines – (0.3)%
Copa Holdings S.A., Class A	(6,291)	(486,735)
Southwest Airlines Co.	(5,079)	(223,171)
		(709,906)
Apparel – (0.1)%
Under Armour, Inc., Class C*	(21,679)	(324,535)
Auto Manufacturers – (0.3)%
NIO, Inc. ADR (China)*	(2,063)	(117,591)
Stellantis N.V.*	(45,920)	(697,358)
		(814,949)
Auto Parts & Equipment – (0.2)%
Aptiv PLC	(2,608)	(348,429)
Meritor, Inc.*	(3,903)	(100,736)
Romeo Power, Inc.*	(5,552)	(98,659)
		(547,824)
Banks – (1.6)%
First Citizens BancShares, Inc., Class A	(1,345)	(801,607)
Huntington Bancshares, Inc.	(30,460)	(402,833)
Morgan Stanley	(33,183)	(2,224,920)
SVB Financial Group*	(1,435)	(628,214)
		(4,057,574)
Biotechnology – (1.2)%
Apellis Pharmaceuticals, Inc.*	(6,484)	(287,047)
Bridgebio Pharma, Inc.*	(2,022)	(114,769)
Exact Sciences Corp.*	(4,092)	(561,259)
Gossamer Bio, Inc.*	(13,878)	(140,168)
Halozyme Therapeutics, Inc.(f)*	(16,530)	(786,663)
Innoviva, Inc.*	(7,631)	(91,648)
Insmed, Inc.*	(6,621)	(248,883)
Ionis Pharmaceuticals, Inc.(f)*	(2,650)	(159,185)
Ligand Pharmaceuticals, Inc.*	(1,128)	(209,075)
NeoGenomics, Inc.*	(3,559)	(188,698)
Radius Health, Inc.*	(3,288)	(61,486)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology (Continued)
Theravance Biopharma, Inc.*	(3,301)	$(61,531)
Travere Therapeutics, Inc.*	(5,498)	(138,824)
		(3,049,236)
Chemicals – (0.0)%(e)
International Flavors & Fragrances, Inc.	(694)	(77,992)
Commercial Services – (1.4)%
2U, Inc.*	(6,660)	(272,394)
FTI Consulting, Inc.*	(2,921)	(321,222)
S&P Global, Inc.	(8,378)	(2,655,826)
Sabre Corp.	(20,390)	(219,804)
Stride, Inc.*	(3,669)	(94,477)
		(3,563,723)
Computers – (0.3)%
Lumentum Holdings, Inc.(f)*	(4,888)	(458,494)
NCR Corp.*	(7,886)	(263,077)
		(721,571)
Diversified Financial Services – (0.5)%
Affiliated Managers Group, Inc.	(1,322)	(145,671)
Cowen, Inc., Class A	(17,882)	(449,732)
Encore Capital Group, Inc.*	(4,480)	(133,056)
I3 Verticals, Inc., Class A*	(8,297)	(240,779)
PRA Group, Inc.*	(5,940)	(195,842)
WisdomTree Investments, Inc.	(25,964)	(138,518)
		(1,303,598)
Electric – (0.1)%
NRG Energy, Inc.	(6,960)	(288,214)
Electronics – (0.7)%
Fortive Corp.	(2,665)	(176,103)
GoPro, Inc. Class A*	(22,962)	(205,510)
II-VI, Inc.*	(10,725)	(901,651)
Knowles Corp.*	(10,681)	(206,036)
OSI Systems, Inc.*	(2,648)	(238,373)
Vishay Intertechnology, Inc.	(4,138)	(89,174)
		(1,816,847)
Energy - Alternate Sources – (0.7)%
Canadian Solar, Inc. (Canada)*	(3,419)	(187,190)
Enphase Energy, Inc.(f)*	(2,959)	(539,574)
SunPower Corp.*	(19,142)	(1,033,859)
		(1,760,623)
Engineering & Construction – (0.2)%
Granite Construction, Inc.	(14,387)	(425,999)
	Number of Shares	Value
Entertainment – (0.3)%
Cinemark Holdings, Inc.	(33,936)	$(686,865)
Food – (0.8)%
Chefs' Warehouse (The), Inc.*	(7,197)	(196,406)
Just Eat Takeaway (Germany)(b)*	(16,578)	(1,901,264)
		(2,097,670)
Healthcare - Products – (0.5)%
LivaNova PLC*	(3,675)	(231,157)
NanoString Technologies, Inc.(f)*	(5,708)	(399,731)
STERIS PLC	(3,164)	(592,016)
Varex Imaging Corp.*	(7,857)	(152,112)
		(1,375,016)
Home Builders – (0.1)%
Winnebago Industries, Inc.	(5,800)	(400,548)
Insurance – (1.3)%
Aon PLC, Class A	(16,841)	(3,420,407)
Internet – (1.4)%
21Vianet Group, Inc. ADR (China)*	(4,080)	(153,939)
Boingo Wireless, Inc.*	(941)	(10,859)
iQIYI, Inc. ADR (China)*	(11,132)	(243,234)
JOYY, Inc. ADR (China)	(5,340)	(491,494)
Match Group, Inc.*	(3,714)	(519,440)
Palo Alto Networks, Inc.*	(1,491)	(522,968)
Perficient, Inc.*	(6,760)	(369,164)
Q2 Holdings, Inc.*	(4,300)	(550,357)
Zillow Group, Inc., Class C*	(6,505)	(848,642)
		(3,710,097)
Leisure Time – (0.7)%
Callaway Golf Co.	(20,299)	(566,139)
Norwegian Cruise Line Holdings Ltd.(f)*	(30,608)	(693,271)
Royal Caribbean Cruises Ltd.	(7,136)	(463,840)
		(1,723,250)
Lodging – (0.3)%
Huazhu Group Ltd. ADR (China)	(4,600)	(223,100)
Marcus (The) Corp.	(32,017)	(563,499)
		(786,599)
Machinery - Construction & Mining – (0.2)%
Bloom Energy Corp., Class A*	(12,355)	(431,313)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Machinery - Diversified – (0.1)%
Middleby (The) Corp.*	(2,979)	$(404,310)
Media – (0.1)%
fuboTV, Inc.*	(3,588)	(151,593)
Miscellaneous Manufacturing – (0.1)%
Danimer Scientific, Inc.*	(5,252)	(223,210)
Oil & Gas – (0.1)%
Whitecap Resources, Inc. (Canada)	(48,588)	(174,024)
Oil & Gas Services – (0.0)%(e)
Helix Energy Solutions Group, Inc.*	(33,947)	(139,862)
Pharmaceuticals – (1.0)%
AstraZeneca PLC ADR (United Kingdom)	(29,409)	(1,488,095)
Coherus Biosciences, Inc.*	(19,393)	(364,588)
Flexion Therapeutics, Inc.*	(5,987)	(72,862)
Jazz Pharmaceuticals PLC*	(2,464)	(383,152)
Zogenix, Inc.*	(10,080)	(191,117)
		(2,499,814)
Pipelines – (0.0)%(e)
Cheniere Energy, Inc.*	(654)	(41,418)
Real Estate Investment Trusts – (0.1)%
iStar, Inc.	(19,210)	(291,608)
Pebblebrook Hotel Trust	(1,086)	(19,961)
Summit Hotel Properties, Inc.	(10,842)	(87,820)
		(399,389)
Retail – (0.5)%
Bloomin' Brands, Inc.(f)	(34,104)	(718,571)
Burlington Stores, Inc.*	(1,036)	(257,860)
National Vision Holdings, Inc.*	(6,937)	(321,669)
		(1,298,100)
Semiconductors – (2.5)%
Advanced Micro Devices, Inc.*	(26,595)	(2,277,596)
Analog Devices, Inc.	(22,295)	(3,284,722)
Cree, Inc.(f)*	(3,692)	(373,187)
Marvell Technology Group Ltd.(f)	(9,399)	(483,673)
		(6,419,178)
Software – (2.1)%
8x8, Inc.*	(12,845)	(452,786)
Avaya Holdings Corp.*	(9,342)	(207,766)
Envestnet, Inc.(f)*	(3,418)	(262,263)
	Number of Shares	Value
Software (Continued)
Everbridge, Inc.(f)*	(2,445)	$(325,014)
Health Catalyst, Inc.*	(4,082)	(202,794)
J2 Global, Inc.*	(3,594)	(368,888)
MicroStrategy, Inc., Class A*	(870)	(537,060)
New Relic, Inc.*	(2,274)	(170,959)
Nuance Communications, Inc.*	(13,998)	(637,469)
salesforce.com, Inc.*	(5,593)	(1,261,557)
Splunk, Inc.*	(324)	(53,470)
Tabula Rasa HealthCare, Inc.*	(5,630)	(319,728)
Workiva, Inc.*	(5,941)	(579,069)
		(5,378,823)
Telecommunications – (0.2)%
Infinera Corp.*	(22,192)	(218,591)
Motorola Solutions, Inc.	(1,092)	(182,965)
Vonage Holdings Corp.*	(14,304)	(178,514)
		(580,070)
Transportation – (0.1)%
Air Transport Services Group, Inc.*	(11,309)	(287,362)
SEACOR Holdings, Inc.*	(954)	(39,820)
SFL Corp. Ltd. (Norway)	(8,330)	(52,645)
		(379,827)
Total Common Stocks (Proceeds $43,546,267)		(52,669,761)

Investment Companies – (0.1)%
Health Care Select Sector SPDR Fund	(349)	(40,145)
iShares MSCI Australia ETF	(1,360)	(32,300)
iShares Russell 2000 ETF	(575)	(118,197)
iShares Russell 2000 Growth ETF	(351)	(105,437)
Total Investment Companies (Proceeds $288,519)		(296,079)
Total Short Positions – (20.4)% (Proceeds $43,834,786)		(52,965,840)
Total Written Options – (0.1)% (Premiums Received $125,207)		(108,577)
Other Assets less Liabilities – 11.1%(n)		28,720,193
NET ASSETS – 100.0%		$259,382,429
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Amount rounds to less than 0.05%.
(f)	Security represents underlying investment on open options contracts.
(g)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(h)	Zero coupon bond.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2021 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2021.
(k)	7-day current yield as of January 31, 2021 is disclosed.
(l)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedules of Investments). The fair value price of $0.77 is based on the implied value of the CVR upon closing ($0.75) plus time value of money. During the fiscal period, the Fund acquired $41,636 of this asset.
(m)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedules of Investments). The fair value price of $0.35 is based on a discount pricing model. During the fiscal period, the Fund acquired $11,596 of this asset.
(n)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CMT	Constant Maturity
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To be announced
USD	United States Dollar
Concentration by Currency (%)
U.S. Dollar	77.4
All other currencies less than 5%	22.6
Total	100.0

Country Diversification (%)
United States	73.9
All other countries less than 5%	26.1
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	2	3/08/2021	EUR	430,204	$(1,569)
Euro-OAT	5	3/08/2021	EUR	1,013,739	(2,127)
10-Year Australian Treasury Bond	42	3/15/2021	AUD	4,682,140	(32,963)
10-Year Canadian Bond	22	3/22/2021	CAD	2,539,527	(3,129)
2-Year U.S. Treasury Note	21	3/31/2021	USD	4,640,508	3,767
5-Year U.S. Treasury Note	87	3/31/2021	USD	10,951,125	(2,251)
U.S. Treasury Long Bond	6	3/31/2021	USD	1,012,312	(29,687)
Total Long Contracts					$(67,959)
Short Contracts
10-Year U.S. Treasury Note	(82)	3/22/2021	USD	11,236,562	$24,876
Ultra 10-Year U.S. Treasury Note	(5)	3/22/2021	USD	769,141	14,898
Ultra U.S. Treasury Bond	(1)	3/22/2021	USD	204,719	12,051
Long GILT	(38)	3/29/2021	GBP	6,980,449	5,237
Total Short Contracts					$57,062
					$(10,897)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/15/21	U.S. Dollars	2,885,662	Euro	2,362,690	Morgan Stanley	$15,680
03/15/21	British Pounds	1,622,300	U.S. Dollars	2,210,927	Morgan Stanley	12,378
03/15/21	U.S. Dollars	1,370,513	Canadian Dollars	1,748,640	Morgan Stanley	2,902
03/15/21	Canadian Dollars	1,144,020	U.S. Dollars	892,544	Morgan Stanley	2,193
03/15/21	U.S. Dollars	47,890	Euro	38,880	Northern Trust	662
03/15/21	U.S. Dollars	112,755	Swedish Kronor	936,600	Morgan Stanley	619
03/17/21	U.S. Dollars	38,725	Australian Dollars	50,000	Morgan Stanley	503
03/15/21	U.S. Dollars	234,282	British Pounds	170,700	Morgan Stanley	344
03/17/21	U.S. Dollars	85,211	Euro	70,000	Morgan Stanley	177
03/15/21	U.S. Dollars	14,207	Australian Dollars	18,400	Morgan Stanley	142
03/15/21	Euro	74,920	U.S. Dollars	90,977	Morgan Stanley	29
03/15/21	New Zealand Dollars	5,700	U.S. Dollars	4,072	Morgan Stanley	25
03/15/21	U.S. Dollars	1,384	New Zealand Dollars	1,900	Northern Trust	19
03/15/21	U.S. Dollars	1,446	New Zealand Dollars	2,000	Morgan Stanley	9
Total Unrealized Appreciation						$35,682

03/15/21	New Zealand Dollars	3,900	U.S. Dollars	2,807	Morgan Stanley	$(5)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2021: (continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/17/21	U.S. Dollars	7,501	Singapore Dollars	10,000	Goldman Sachs	$(27)
03/15/21	Australian Dollars	5,200	U.S. Dollars	4,034	Morgan Stanley	(59)
03/17/21	U.S. Dollars	13,426	British Pounds	10,000	Morgan Stanley	(278)
03/15/21	Canadian Dollars	52,590	U.S. Dollars	41,515	Northern Trust	(385)
03/15/21	U.S. Dollars	597,136	Euro	492,440	Morgan Stanley	(1,034)
03/15/21	U.S. Dollars	337,421	Swedish Kronor	2,828,100	Morgan Stanley	(1,177)
03/15/21	U.S. Dollars	98,293	New Zealand Dollars	138,500	Morgan Stanley	(1,234)
03/15/21	Euro	855,190	U.S. Dollars	1,042,201	Morgan Stanley	(3,395)
03/15/21	U.S. Dollars	390,952	Australian Dollars	517,500	Morgan Stanley	(4,645)
03/15/21	Canadian Dollars	1,325,060	U.S. Dollars	1,041,576	Morgan Stanley	(5,248)
03/15/21	U.S. Dollars	592,593	Canadian Dollars	765,040	Morgan Stanley	(5,744)
03/15/21	U.S. Dollars	5,530,443	British Pounds	4,147,100	Morgan Stanley	(153,010)
Total Unrealized Depreciation						$(176,241)
Net Unrealized Depreciation						$(140,559)

Written Call Option Contracts outstanding at January 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Bloomin' Bands, Inc.	95	USD	200,165	20.00	2/19/2021	$(18,620)
Cree, Inc.	10	USD	101,080	120.00	2/19/2021	(1,450)
Enphase Energy, Inc.	7	USD	127,645	210.00	3/19/2021	(10,745)
Envestnet, Inc.	14	USD	107,422	80.00	2/19/2021	(3,150)
Everbridge, Inc.	8	USD	106,344	150.00	2/19/2021	(3,020)
Halozyme Therapeutics, Inc.	48	USD	228,432	43.00	2/19/2021	(26,880)
Ionis Pharmaceuticals, Inc.	14	USD	84,098	60.00	2/19/2021	(4,508)
Lumentum Holdings, Inc.	12	USD	112,560	95.00	2/19/2021	(5,868)
NanoString Technologies, Inc.	18	USD	126,054	65.00	2/19/2021	(13,770)
Norwegian Cruise Line Holdings, Ltd.	89	BMD	201,585	25.00	3/19/2021	(18,868)
RMG Acquisition Corp. II	6	USD	6,702	30.00	2/19/2021	(150)
Southwest Airlines Co.	18	USD	79,092	47.50	2/19/2021	(1,548)
Total Written Call Options Contracts (Premiums Received $125,207)						$(108,577)

Long Contracts for Difference at January 31, 2021: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Allstate Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	116	Monthly	$12,433	$(291)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Ally Financial, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	4,494	Monthly	$170,905	$(3,636)
Altria Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	506	Monthly	20,786	(380)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,278	Monthly	103,401	(1,498)
American International Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,393	Monthly	52,153	(3,118)
Antero Midstream Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,182	Monthly	9,574	(36)
Antero Resources Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	13,636	Monthly	94,632	3,680
Apple, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	152	Monthly	20,057	(1,081)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	116	Monthly	11,325	(440)
AutoZone, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	35	Monthly	39,142	(2,558)
Barrick Gold Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,614	Monthly	36,104	(1,695)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	388	Monthly	88,412	(1,898)
Boyd Gaming Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	577	Monthly	26,057	(2,845)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	158	Monthly	9,851	104
Bunge Ltd.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,424	Monthly	93,185	(1,590)
Cardinal Health, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	260	Monthly	13,970	(432)
Carrier Global Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	419	Monthly	16,131	368
Caterpillar, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	637	Monthly	116,323	(2,279)
Cboe Global Markets, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	61	Monthly	5,596	(35)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,124	Monthly	129,519	(10,233)
Cenovus Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	7,421	Monthly	43,857	229
Cigna Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	7	Monthly	1,519	(45)
Cintas Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	632	Monthly	201,047	(4,075)
Clorox (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	77	Monthly	16,214	633
Conagra Brands, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	428	Monthly	14,926	212
Costco Wholesale Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	392	Monthly	138,150	(3,902)
Coty, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,194	Monthly	13,975	87
Crown Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	871	Monthly	78,519	(2,352)
CSX Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	893	Monthly	76,578	(1,588)
D.R. Horton, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,375	Monthly	105,597	(1,254)
DaVita, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	146	Monthly	17,136	(267)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,377	Monthly	100,367	(4,202)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	633	Monthly	24,028	(1,292)
Discover Financial Services	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	245	Monthly	20,467	(939)
Dollar Tree, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	156	Monthly	15,859	(728)
Dow, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,423	Monthly	73,852	(7,589)
DTE Energy Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	409	Monthly	48,556	(1,453)
Eastman Chemical Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	299	Monthly	29,406	(2,055)
Emerson Electric Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,945	Monthly	154,332	(8,274)
Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	500	Monthly	26,864	(73)
Entergy Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,576	Monthly	150,237	1,956
Equifax, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	83	Monthly	14,700	(136)
Exelon Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	481	Monthly	19,990	(472)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
FedEx Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	90	Monthly	$21,180	$(1,687)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	859	Monthly	106,050	(4,830)
FMC Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	151	Monthly	16,351	(931)
Ford Motor Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,086	Monthly	21,965	(2,066)
Fortive Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	321	Monthly	21,211	(836)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,440	Monthly	146,387	(19,479)
General Electric Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	867	Monthly	9,260	(236)
Halliburton Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,325	Monthly	23,360	(897)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	571	Monthly	92,774	(2,566)
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,419	Monthly	42,072	(753)
Hershey (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	24	Monthly	3,491	(62)
Hologic, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	244	Monthly	19,454	983
Home Depot (The), Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	87	Monthly	23,561	(1,133)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,085	Monthly	51,249	(1,807)
HP, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,117	Monthly	124,546	(4,298)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	64	Monthly	12,429	(592)
International Paper Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,184	Monthly	109,875	(2,862)
Kellogg Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	979	Monthly	57,701	625
L Brands, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,660	Monthly	67,661	(2,490)
Lennox International, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	55	Monthly	15,152	(972)
Lockheed Martin Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	405	Monthly	130,335	(6,752)
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	493	Monthly	42,280	(254)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,593	Monthly	68,752	(4,128)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	182	Monthly	20,088	(209)
Masco Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	293	Monthly	15,954	(900)
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	434	Monthly	38,860	(1,683)
Mcdonalds Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	94	Monthly	19,537	(521)
McKesson Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,379	Monthly	240,588	(14,540)
Meritage Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	388	Monthly	31,140	(5,833)
MGM Resorts International	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,482	Monthly	42,325	(4,195)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	358	Monthly	47,523	(513)
Murphy Oil Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	8,920	Monthly	110,337	(1,341)
National Retail Properties, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	306	Monthly	12,093	(214)
Newell Brands, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,666	Monthly	40,016	(1,555)
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	762	Monthly	86,615	4,319
Nordstrom, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	131	Monthly	4,644	(503)
Norfolk Southern Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	193	Monthly	45,667	(1,468)
NXP Semiconductors N.V.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,208	Monthly	193,844	(12,862)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	4,868	Monthly	97,650	(6,964)
Omnicom Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	685	Monthly	42,729	(350)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Otis Worldwide Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	267	Monthly	$17,261	$(62)
Ovintiv, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,834	Monthly	28,903	(2,550)
Packaging Corp. Of America	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	51	Monthly	6,857	(303)
Pfizer, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,904	Monthly	214,251	(1,540)
PPG Industries, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	709	Monthly	95,508	(3,390)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	264	Monthly	33,987	(402)
PulteGroup, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	404	Monthly	17,573	(794)
QUALCOMM, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	356	Monthly	55,634	(2,187)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,587	Monthly	206,003	8,337
Regency Centers Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	99	Monthly	4,671	25
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	414	Monthly	48,056	(2,706)
Republic Services, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,625	Monthly	147,092	(5,935)
Ross Stores, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	258	Monthly	28,713	467
Ryder System, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,043	Monthly	65,280	(5,895)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	6	Monthly	4,151	(211)
SM Energy Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,235	Monthly	10,361	(697)
Southern (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	657	Monthly	38,710	(660)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	631	Monthly	21,372	(2,953)
Starwood Property Trust, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	542	Monthly	10,168	(412)
Steel Dynamics, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	610	Monthly	20,904	(2,703)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,282	Monthly	35,216	(1,486)
Target Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	222	Monthly	40,219	(2,275)
Toll Brothers, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,238	Monthly	63,260	345
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	3,442	Monthly	221,350	(7,197)
Union Pacific Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	181	Monthly	35,741	(1,749)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	487	Monthly	75,483	(1,945)
Ventas, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	646	Monthly	29,761	(1,128)
VEREIT, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	425	Monthly	14,972	(204)
VeriSign, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	403	Monthly	78,209	195
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	4,682	Monthly	227,070	13,664
Vistra Operations Co. LLC	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,746	Monthly	34,867	(2,393)
Voya Financial, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,078	Monthly	59,785	(1,850)
W.P. Carey, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	578	Monthly	38,378	(504)
W.W. Grainger, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	120	Monthly	43,726	(2,990)
Walmart, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	153	Monthly	21,494	(894)
Walt Disney (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	361	Monthly	60,708	(1,111)
Waste Management, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	269	Monthly	29,944	(1,087)
Western Union (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	512	Monthly	11,402	107
WestRock Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	4,227	Monthly	175,122	(16,089)
Weyerhaeuser Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,017	Monthly	31,719	(2,055)
Whirlpool Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	170	Monthly	31,465	(2,340)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	971	Monthly	$20,614	$(360)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,240	Monthly	123,415	(8,515)
Xerox Holdings Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,788	Monthly	58,795	40
Advanced Auto Parts, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	264	Monthly	39,373	(935)
Allstate Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,997	Monthly	321,183	(8,388)
Ally Financial, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,419	Monthly	205,901	(8,136)
Altria Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,048	Monthly	289,502	(4,032)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,067	Monthly	86,321	1,836
American Express Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	725	Monthly	83,988	(3,010)
American International Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,368	Monthly	88,652	(5,891)
Antero Midstream Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	33,774	Monthly	273,540	194
Antero Resources Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	21,731	Monthly	150,803	11,022
Apache Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,330	Monthly	90,356	(14,595)
Apple, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	662	Monthly	87,349	(90)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,447	Monthly	238,875	(16,459)
AutoZone, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	227	Monthly	253,847	(23,908)
Barrick Gold Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,361	Monthly	276,486	(17,413)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	840	Monthly	191,404	(3,053)
Biogen, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	710	Monthly	200,632	21,329
Boyd Gaming Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,091	Monthly	275,036	(17,195)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,051	Monthly	188,860	(1,803)
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,785	Monthly	167,745	6,782
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	438	Monthly	61,883	(6,537)
Bunge Ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,815	Monthly	184,207	(9,423)
Cardinal Health, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,903	Monthly	265,707	(8,141)
Carrier Global Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,371	Monthly	284,266	(10,799)
Caterpillar, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	487	Monthly	88,603	(3,012)
Cboe Global Markets, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	450	Monthly	41,278	(1,080)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,057	Monthly	125,424	(3,922)
Cenovus Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,453	Monthly	67,679	(6,671)
Cigna Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	267	Monthly	57,948	(968)
Cintas Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	270	Monthly	85,886	(5,112)
Cisco Systems, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,644	Monthly	522,608	(1,837)
Clorox (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,201	Monthly	252,957	15,512
Coca-Cola (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	130	Monthly	6,259	(67)
Conagra Brands, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,756	Monthly	235,656	5,671
Costco Wholesale Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	409	Monthly	144,133	(4,492)
Coty, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	15,387	Monthly	98,005	(7,114)
Crown Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,466	Monthly	222,293	(15,871)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
CSX Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,142	Monthly	$97,921	$(10,147)
Cummins, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	54	Monthly	12,646	(7)
CVS Health Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	148	Monthly	10,604	(174)
DaVita, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	946	Monthly	111,025	(3,258)
Deere & Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	479	Monthly	138,807	(1,922)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	645	Monthly	47,006	(961)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,852	Monthly	146,204	(7,680)
Discover Financial Services	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	645	Monthly	53,883	(669)
Dollar Tree, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,159	Monthly	117,824	(2,438)
Dover Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	434	Monthly	50,555	(3,642)
Dow, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,416	Monthly	125,385	(9,103)
DTE Energy Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,413	Monthly	167,732	547
Eastman Chemical Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,992	Monthly	294,228	(21,882)
Ebay, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,178	Monthly	66,546	2,369
Emerson Electric Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,637	Monthly	129,883	(4,021)
Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	399	Monthly	21,438	(11)
Equifax, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	595	Monthly	105,370	(4,393)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,801	Monthly	94,177	(7,386)
Exelon Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,021	Monthly	250,209	(4,389)
FedEx Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	889	Monthly	209,196	(8,973)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	964	Monthly	119,005	(9,854)
FMC Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,359	Monthly	256,360	(25,097)
Ford Motor Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	25,709	Monthly	270,689	39,022
Fortive Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,106	Monthly	205,222	(18,094)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,684	Monthly	72,226	115
Gap (The), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	764	Monthly	15,460	(905)
General Electric Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	4,435	Monthly	46,990	(1,459)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	19,669	Monthly	207,482	(17,925)
Halliburton Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	15,809	Monthly	278,683	(34,053)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,379	Monthly	135,453	158
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,572	Monthly	171,511	(8,912)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,193	Monthly	193,817	(10,673)
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,233	Monthly	155,143	4,761
Hershey (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	104	Monthly	15,126	(264)
Hologic, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,872	Monthly	149,242	(850)
Home Depot (The), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	317	Monthly	85,842	(2,000)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,444	Monthly	158,376	(18,764)
HP, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	18,986	Monthly	462,082	(19,042)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	847	Monthly	164,828	(10,623)
International Paper Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,192	Monthly	361,793	(6,989)
Jabil, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	988	Monthly	40,869	(3,058)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,614	Monthly	$217,320	$(20,829)
Johnson Controls International PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,589	Monthly	329,635	(7,142)
Kellogg Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,755	Monthly	221,308	448
Kimco Realty Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	15,924	Monthly	262,877	16,569
Kinross Gold Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,132	Monthly	7,900	(454)
L Brands, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,247	Monthly	458,377	(58,273)
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	406	Monthly	92,924	6,223
Lennar Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	699	Monthly	58,281	5,027
Lennox International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	569	Monthly	157,091	114
Lockheed Martin Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,281	Monthly	412,209	(18,000)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,904	Monthly	486,301	6,996
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	873	Monthly	74,868	(2,523)
Magna International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	769	Monthly	54,016	(3,869)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	26,921	Monthly	353,384	(9,816)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,387	Monthly	263,434	(7,448)
Masco Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,898	Monthly	212,133	20
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	869	Monthly	77,808	(2,247)
Mcdonalds Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,374	Monthly	285,543	(10,130)
McKesson Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,451	Monthly	253,134	(12,378)
Meritage Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,748	Monthly	140,279	(262)
Metlife, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,807	Monthly	279,578	(7,880)
MGIC Investment Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,027	Monthly	105,789	(16,410)
MGM Resorts International	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,122	Monthly	32,041	(1,965)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,250	Monthly	165,920	9,301
MSCI, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9	Monthly	3,558	(72)
Murphy Oil Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,601	Monthly	131,119	(16,118)
National Retail Properties, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,510	Monthly	59,604	(1,000)
NetApp, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,695	Monthly	246,112	6,203
Netflix, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	155	Monthly	82,520	(1,112)
Newmont Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,858	Monthly	468,281	(24,634)
Nike, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	903	Monthly	120,626	(4,900)
Norfolk Southern Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	483	Monthly	114,274	(7,878)
Northrop Grumman Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	80	Monthly	22,919	(147)
NRG Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,204	Monthly	91,975	5,850
NXP Semiconductors N.V.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	579	Monthly	92,901	(8,482)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	13,506	Monthly	270,954	(19,230)
Omnicom Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,152	Monthly	196,600	(3,822)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,833	Monthly	131,889	(9,947)
Oneok, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	736	Monthly	30,001	(968)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Oracle Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	864	Monthly	$52,211	$(351)
Otis Worldwide Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,552	Monthly	164,969	(4,372)
Ovintiv, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,587	Monthly	198,354	(15,275)
Packaging Corp. Of America	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	208	Monthly	27,967	(953)
Parker-Hannifin Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	77	Monthly	20,374	(1,985)
Pfizer, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,943	Monthly	142,881	(2,891)
PPG Industries, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	692	Monthly	93,218	(4,230)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,875	Monthly	499,427	(33,744)
Prudential Financial, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,262	Monthly	98,778	(3,066)
PulteGroup, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,269	Monthly	403,157	17,335
PVH Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,034	Monthly	88,159	(4,505)
QUALCOMM, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	497	Monthly	77,664	(1,016)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,729	Monthly	224,310	11,109
Raymond James Financial, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	79	Monthly	7,894	123
Regency Centers Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,848	Monthly	87,180	2,872
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,747	Monthly	202,768	(25,358)
Republic Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,550	Monthly	140,301	(5,544)
Ross Stores, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	592	Monthly	65,884	(1,559)
Ryder System, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,372	Monthly	211,032	(14,431)
Sealed Air Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,429	Monthly	187,184	(17,790)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	62	Monthly	42,895	(2,180)
SM Energy Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,934	Monthly	91,730	(4,090)
Southern (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,641	Monthly	96,685	(1,396)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,654	Monthly	191,478	(31,429)
Starwood Property Trust, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,583	Monthly	126,643	2,882
Steel Dynamics, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,321	Monthly	45,270	(2,412)
Synchrony Financial	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	348	Monthly	11,710	(612)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,364	Monthly	37,566	(2,699)
Target Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,723	Monthly	493,278	(28,539)
Toll Brothers, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,434	Monthly	380,461	59,334
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,200	Monthly	334,382	(788)
Union Pacific Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	165	Monthly	32,579	(3,477)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,227	Monthly	190,170	(5,075)
Ventas, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,957	Monthly	90,737	(1,797)
VEREIT, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,898	Monthly	66,863	(985)
VeriSign, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	782	Monthly	151,760	(2,035)
Verizon Communications, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	265	Monthly	16,142	825
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,636	Monthly	127,827	18,981
Vistra Operations Co. LLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,403	Monthly	207,728	(9,905)
Vulcan Materials Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	98	Monthly	14,616	15
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
W.P. Carey, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	981	Monthly	$65,136	$(555)
W.W. Grainger, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	269	Monthly	98,014	(6,818)
Walmart, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,446	Monthly	343,600	(15,068)
Walt Disney (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	76	Monthly	12,781	(240)
Waste Management, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,317	Monthly	257,913	(9,419)
WEC Energy Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	21	Monthly	1,867	20
Western Union (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,764	Monthly	61,548	(2,464)
WestRock Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,405	Monthly	141,063	(13,197)
Weyerhaeuser Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,354	Monthly	135,793	(7,026)
Whirlpool Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,756	Monthly	324,981	9,470
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,729	Monthly	270,205	(922)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,288	Monthly	128,185	(10,914)
Xerox Holdings Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	14,372	Monthly	302,449	(592)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.07%	2/8/2023	JPMorgan Chase	37	Monthly	5,686	(163)
Allstate Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	398	Monthly	42,654	(489)
Ally Financial, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,693	Monthly	178,460	(13,390)
Altria Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,621	Monthly	66,585	(200)
American International Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	7,664	Monthly	286,916	(29,282)
Antero Resources Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,131	Monthly	28,667	(1,324)
Apache Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,099	Monthly	30,002	(6,248)
Apple, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,268	Monthly	167,313	6,099
Arrow Electronics, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,038	Monthly	198,954	(12,685)
AutoZone, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	84	Monthly	93,935	(10,925)
Barrick Gold Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,474	Monthly	77,707	(2,681)
Biogen, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	9	Monthly	2,543	61
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,859	Monthly	82,256	382
Carnival Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	10	Monthly	187	(24)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	399	Monthly	24,329	(1,015)
Cenovus Energy, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,124	Monthly	18,461	(689)
Cisco Systems, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,946	Monthly	132,733	(1,035)
Conagra Brands, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,348	Monthly	47,008	1,365
Coty, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	18,842	Monthly	120,013	(9,997)
DaVita, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	422	Monthly	49,526	(586)
Deere & Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	867	Monthly	251,146	(4,966)
DTE Energy Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	555	Monthly	65,884	(2,669)
Eastman Chemical Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,700	Monthly	167,181	(10,945)
Emerson Electric Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	27	Monthly	2,142	(92)
Energy, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,545	Monthly	244,183	(2,610)
Entergy Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	295	Monthly	28,120	21
Equifax, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	928	Monthly	164,345	89
Equitable Holdings, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,771	Monthly	93,437	(10,265)
Eversource Energy	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	12	Monthly	1,050	(13)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Exelon Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,784	Monthly	$115,694	$(4,977)
FedEx Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	203	Monthly	47,770	(3,500)
FMC Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	159	Monthly	17,363	(1,725)
Fortive Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	912	Monthly	60,260	(3,781)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,833	Monthly	29,883	(2,668)
Halliburton Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	5,071	Monthly	89,394	(14,727)
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	241	Monthly	7,145	(75)
Hologic, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	283	Monthly	22,562	1,026
Home Depot (The), Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	965	Monthly	261,320	(4,610)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	6,354	Monthly	156,167	(21,427)
HP, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,870	Monthly	69,850	(2,388)
International Paper Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,121	Monthly	56,394	(350)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	500	Monthly	67,324	(8,431)
Johnson Controls International PLC	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,339	Monthly	66,704	(2,670)
L Brands, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,781	Monthly	113,341	(12,071)
Lennar Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	40	Monthly	3,336	272
Lennox International, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	382	Monthly	105,229	(2,281)
Life Storage, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	15	Monthly	1,235	6
Lockheed Martin Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	347	Monthly	111,662	(8,841)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	191	Monthly	32,268	(458)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	312	Monthly	13,465	(257)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	410	Monthly	45,250	(604)
Masco Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,088	Monthly	59,297	(1,729)
Mcdonalds Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	386	Monthly	80,220	(805)
McKesson Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	911	Monthly	158,929	(8,937)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	70	Monthly	9,289	49
Murphy Oil Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	211	Monthly	2,609	(491)
National Retail Properties, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	161	Monthly	6,362	41
NetApp, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	632	Monthly	42,290	1,425
Newell Brands, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	12,665	Monthly	304,191	(1,641)
Newmont Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	538	Monthly	32,056	(1,224)
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,116	Monthly	126,842	2,576
Norfolk Southern Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	589	Monthly	139,354	(9,634)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	199	Monthly	3,992	(464)
Olin Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	284	Monthly	6,790	(541)
Omnicom Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,220	Monthly	138,473	(1,654)
Ovintiv, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	26,077	Monthly	410,939	(40,368)
Packaging Corp. Of America	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	888	Monthly	119,391	(7,176)
Pfizer, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	853	Monthly	30,953	(489)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,085	Monthly	139,954	(6,282)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,447	Monthly	$191,535	$(13,059)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,128	Monthly	146,498	6,187
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	280	Monthly	32,500	(3,237)
Ryder System, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,332	Monthly	83,363	(6,494)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	186	Monthly	128,664	(6,288)
Southern (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	240	Monthly	14,140	(179)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,624	Monthly	55,000	(7,963)
Starwood Property Trust, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	77	Monthly	1,444	1
Steel Dynamics, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	6,230	Monthly	213,483	(30,733)
Target Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	817	Monthly	148,003	(11,148)
Toll Brothers, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,576	Monthly	80,873	10,552
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,711	Monthly	110,026	(948)
Union Pacific Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	474	Monthly	93,593	(9,076)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,540	Monthly	393,668	(9,938)
Ventas, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	108	Monthly	5,044	(245)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	6,865	Monthly	137,082	(10,584)
Voya Financial, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,131	Monthly	229,086	(16,750)
W.W. Grainger, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4	Monthly	1,457	(97)
Walmart, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	69	Monthly	9,694	(285)
Walt Disney (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,707	Monthly	287,044	(5,771)
Western Union (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	9,234	Monthly	205,625	3,124
WestRock Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,796	Monthly	74,402	(7,823)
Weyerhaeuser Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,236	Monthly	69,735	(2,946)
Whirlpool Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,223	Monthly	226,346	(11,576)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	6	Monthly	597	(40)
Xerox Holdings Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	6,110	Monthly	130,236	(7,178)
Total (Cost $44,931,496)				1,015,209		$43,481,449	$(1,450,047)

Short Contracts for Difference at January 31, 2021: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	753	Monthly	$(64,487)	$1,653
AECOM	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	280	Monthly	(14,028)	1,002
AES (The) Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,862	Monthly	(143,925)	14,849
Altice USA, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	967	Monthly	(34,396)	598
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
American Airlines Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,273	Monthly	$(21,858)	$(644)
American Express Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	384	Monthly	(44,897)	3,541
American Homes 4 Rent, L.P.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	325	Monthly	(9,825)	305
Aptiv PLC	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	86	Monthly	(11,490)	506
Aramark Services, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,061	Monthly	(36,382)	1,214
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,086	Monthly	(166,861)	11,447
Assurant, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	115	Monthly	(15,579)	(66)
AT&T, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	685	Monthly	(19,969)	(152)
AvalonBay Communities, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	30	Monthly	(4,910)	132
Baker Hughes Co., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,087	Monthly	(21,838)	2,117
Ball Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	829	Monthly	(72,969)	1,801
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	7,614	Monthly	(194,159)	8,830
Baxter International, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,506	Monthly	(115,707)	3,845
Becton Dickinson and Company	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	756	Monthly	(197,915)	(2,372)
Best Buy Co., Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	248	Monthly	(26,987)	1,292
Boeing (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	94	Monthly	(18,254)	953
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	130	Monthly	(11,072)	1,487
BorgWarner, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	979	Monthly	(41,108)	730
Boston Scientific Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	3,616	Monthly	(128,152)	5,503
Broadcom, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	86	Monthly	(38,743)	1,248
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	279	Monthly	(10,836)	(109)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,001	Monthly	(76,539)	9,036
Campbell Soup	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	496	Monthly	(24,020)	(724)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	252	Monthly	(5,690)	413
Capital One Financial Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	237	Monthly	(24,710)	(831)
Carnival Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	724	Monthly	(13,517)	1,122
Centene Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	302	Monthly	(18,211)	365
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	62	Monthly	(37,669)	2,494
Citrix Systems, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,102	Monthly	(146,909)	(6,441)
CME Group, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,139	Monthly	(207,004)	2,617
CNX Resources Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,301	Monthly	(16,484)	64
Comcast Corp., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	790	Monthly	(39,390)	(933)
ConocoPhillips	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,899	Monthly	(76,018)	4,877
Continental Resources (OK), Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	818	Monthly	(16,106)	885
Cyrusone, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	305	Monthly	(22,250)	(218)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	751	Monthly	(87,973)	3,634
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	438	Monthly	(23,429)	1,573
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Diamondback Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	375	Monthly	$(21,259)	$2,245
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,472	Monthly	(211,897)	(5,140)
Discovery, Inc., Series A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,776	Monthly	(73,563)	(6,836)
DISH Network Corp., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	3,565	Monthly	(103,457)	6,181
Dominion Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	676	Monthly	(49,274)	(386)
Eaton Corp. PLC	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	284	Monthly	(33,427)	1,618
Ecolab, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	72	Monthly	(14,725)	567
Edison International	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	373	Monthly	(21,858)	247
Eli Lilly	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,175	Monthly	(244,367)	(2,153)
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	415	Monthly	(44,343)	125
Encompass Health Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	218	Monthly	(17,527)	1,471
EOG Resources, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,828	Monthly	(93,758)	6,526
EQT Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	747	Monthly	(12,184)	60
Equinix, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	57	Monthly	(42,178)	(811)
Equity Residential	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	951	Monthly	(58,620)	140
Essential Utilities, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	354	Monthly	(16,390)	(298)
Expedia Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	253	Monthly	(31,398)	1,763
Federal Realty Investment Trust	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	192	Monthly	(16,812)	186
FirstEnergy Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	92	Monthly	(2,830)	109
Fiserv, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	706	Monthly	(72,500)	3,240
Fox Corp., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	286	Monthly	(8,917)	296
Gartner, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	37	Monthly	(5,621)	314
General Mills, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,415	Monthly	(140,301)	(3,797)
Global Payments, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	134	Monthly	(23,654)	1,474
Hanesbrands, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	468	Monthly	(7,156)	136
Hasbro, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	286	Monthly	(26,833)	1,046
Hess Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,064	Monthly	(57,435)	5,449
Hexcel Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	505	Monthly	(22,049)	2,363
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,158	Monthly	(29,241)	1,877
Idex, Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	12	Monthly	(2,234)	124
Intel Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,297	Monthly	(71,997)	719
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,298	Monthly	(143,236)	2,036
International Business Machines Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	541	Monthly	(64,439)	(315)
Iron Mountain, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	2,976	Monthly	(100,202)	7,533
KB Home	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	699	Monthly	(29,106)	(121)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	202	Monthly	(28,601)	805
Kinder Morgan, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	648	Monthly	(9,294)	633
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	103	Monthly	(3,452)	82
Kroger (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,622	Monthly	(193,960)	2,503
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	797	Monthly	(59,537)	2,749
Lear Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	198	Monthly	(29,851)	3,231
LIncoln National Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	458	Monthly	(21,001)	2,220
Lithia Motors, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	188	Monthly	(59,912)	2,422
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	329	Monthly	$(38,266)	$2,168
Mastercard, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	6	Monthly	(1,898)	57
Match Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	199	Monthly	(27,832)	448
Mattel, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	94	Monthly	(1,703)	23
Medical Properties Trust, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,019	Monthly	(21,511)	367
Metlife, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,237	Monthly	(59,563)	3,141
Micron Technology, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	322	Monthly	(25,203)	1,291
Mohawk Industries, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	213	Monthly	(30,587)	1,314
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	581	Monthly	(29,143)	559
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	491	Monthly	(27,221)	471
Motorola Solutions, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	414	Monthly	(69,367)	2,500
NCR Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,840	Monthly	(61,383)	159
Netflix, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	647	Monthly	(344,460)	20,884
NextEra Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,392	Monthly	(112,572)	4,648
Nielson Holdings PLC	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,284	Monthly	(28,672)	(597)
NVDIA Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	114	Monthly	(59,233)	804
NVR, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	4	Monthly	(17,786)	206
Olin Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,003	Monthly	(23,982)	2,026
Phillips 66	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,098	Monthly	(74,445)	4,994
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	959	Monthly	(115,944)	9,081
Post Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	267	Monthly	(25,325)	1,252
Progressive Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,031	Monthly	(89,894)	5,278
Prologis, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	84	Monthly	(8,669)	95
Quanta Services, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	117	Monthly	(8,245)	841
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	840	Monthly	(84,883)	6,232
Raytheon Technologies Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	279	Monthly	(18,618)	237
Roper Technologies, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	181	Monthly	(71,118)	4,761
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	455	Monthly	(29,575)	2,925
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	48	Monthly	(10,628)	460
Semiconductor Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,023	Monthly	(35,284)	2,100
Sempra Energy	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	234	Monthly	(28,960)	(599)
Simon Property Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	34	Monthly	(3,160)	87
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	13,506	Monthly	(84,548)	(2,749)
Six Flags Entertainment Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	210	Monthly	(7,182)	244
Southern Copper Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	524	Monthly	(34,799)	2,199
Southwest Airlines Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	5,116	Monthly	(224,800)	17,536
Spirit Realty Capital, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	205	Monthly	(7,905)	234
Suncor Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,092	Monthly	(18,269)	1,059
Tapestry, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	516	Monthly	(16,316)	1,398
TC Energy Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	854	Monthly	(36,884)	889
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
TEGNA, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	3,139	Monthly	$(50,319)	$(942)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	752	Monthly	(35,547)	2,456
T-Mobile US, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	378	Monthly	(47,658)	1,183
TransDigm, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	94	Monthly	(52,009)	(152)
Twitter, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	196	Monthly	(9,904)	(125)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	265	Monthly	(4,638)	238
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	847	Monthly	(33,872)	1,355
United Rentals North America, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	104	Monthly	(25,273)	1,620
United States Steel Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,565	Monthly	(27,795)	1,854
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	613	Monthly	(204,487)	8,561
Valero Energy Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	880	Monthly	(49,659)	2,498
VICI Properties, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	140	Monthly	(3,539)	103
Vornado Realty Trust	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	85	Monthly	(3,425)	(139)
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	911	Monthly	(67,606)	5,702
Xylem, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	128	Monthly	(12,364)	769
Yum Brands, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	556	Monthly	(56,429)	2,553
3M Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	102	Monthly	(17,917)	296
Activision Blizzard, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	159	Monthly	(14,469)	350
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,703	Monthly	(145,845)	11,598
AECOM	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	897	Monthly	(44,942)	3,765
AES (The) Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,925	Monthly	(268,130)	14,688
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,402	Monthly	(234,477)	1,302
Altice USA, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,076	Monthly	(393,992)	1,870
American Homes 4 Rent, L.P.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	238	Monthly	(7,195)	121
Amgen, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	643	Monthly	(155,241)	8,467
Applied Materials, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,829	Monthly	(273,513)	23,707
Aptiv PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	581	Monthly	(77,625)	6,388
Aramark Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,703	Monthly	(229,857)	22,513
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,624	Monthly	(209,901)	14,720
Assurant, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	948	Monthly	(128,432)	2,970
AT&T, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,741	Monthly	(196,941)	(1,341)
Avery Dennison Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	513	Monthly	(77,399)	3,374
Avis Budget Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	22	Monthly	(909)	(15)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,946	Monthly	(199,824)	20,003
Ball Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,628	Monthly	(319,349)	9,047
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,122	Monthly	(181,616)	(8,477)
Baxter International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,266	Monthly	(327,772)	19,190
Becton Dickinson and Company	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	101	Monthly	(26,442)	(696)
Best Buy Co., Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	413	Monthly	(44,943)	1,042
Boeing (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,059	Monthly	(205,657)	14,863
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	328	Monthly	$(27,936)	$4,075
BorgWarner, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,003	Monthly	(84,107)	759
Boston Scientific Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,123	Monthly	(287,891)	10,091
Broadcom, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	559	Monthly	(251,839)	(436)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,417	Monthly	(210,407)	2,048
Builders FirstSource, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,557	Monthly	(174,312)	7,745
Camden Property Trust REIT	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	278	Monthly	(29,018)	(1,381)
Campbell Soup	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,231	Monthly	(156,436)	(4,881)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,281	Monthly	(186,996)	30,432
Capital One Financial Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,566	Monthly	(371,809)	19,167
Carnival Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,167	Monthly	(115,142)	7,470
CDW Corporation of Delaware	U.S. Fed Funds	2/8/2023	JPMorgan Chase	16	Monthly	(2,107)	57
Centene Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	907	Monthly	(54,694)	4,712
CenturyLink, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,587	Monthly	(50,871)	8,730
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,185	Monthly	(255,945)	20,592
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	493	Monthly	(299,541)	14,595
Citrix Systems, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,002	Monthly	(133,577)	5,554
CME Group, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	402	Monthly	(73,100)	5,327
CNX Resources Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,910	Monthly	(150,905)	3,593
Comcast Corp., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,686	Monthly	(283,139)	9,804
ConocoPhillips	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,851	Monthly	(194,193)	19,086
Cyrusone, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,890	Monthly	(137,879)	(2,676)
D.R. Horton, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,701	Monthly	(130,642)	(16,402)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	928	Monthly	(108,647)	7,358
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,325	Monthly	(231,356)	19,804
Devon Energy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,679	Monthly	(93,481)	9,308
Diamondback Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	56	Monthly	(3,176)	296
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	348	Monthly	(50,378)	(2,971)
DISH Network Corp., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	18,843	Monthly	(546,851)	70,990
Dominion Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,214	Monthly	(88,489)	520
DXC Technology	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	479	Monthly	(13,509)	556
Eaton Corp. PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,391	Monthly	(163,726)	9,996
Ecolab, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	981	Monthly	(201,053)	15,547
Edison International	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	406	Monthly	(23,613)	519
Eli Lilly	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	208	Monthly	(43,259)	(7,654)
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,546	Monthly	(165,197)	(9,559)
Enbridge, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,586	Monthly	(322,105)	(2,412)
Encompass Health Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	769	Monthly	(61,930)	4,328
EOG Resources, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,250	Monthly	(166,672)	22,589
Equinix, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	111	Monthly	(82,136)	(839)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Equity Residential	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,908	Monthly	$(614,802)	$(19,101)
Essential Utilities, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,249	Monthly	(243,040)	11,412
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7	Monthly	(1,657)	168
Expedia Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,716	Monthly	(212,962)	23,807
Federal Realty Investment Trust	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,002	Monthly	(89,008)	(4,309)
FirstEnergy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,109	Monthly	(95,636)	(1,405)
Fiserv, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	895	Monthly	(91,911)	7,174
Gartner, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	26	Monthly	(3,950)	212
General Mills, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	418	Monthly	(23,484)	941
General Motors Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,572	Monthly	(130,363)	(19,612)
Global Payments, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	313	Monthly	(55,253)	6,398
Hanesbrands, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,867	Monthly	(28,547)	469
Hasbro, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,454	Monthly	(136,421)	4,995
Hess Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,828	Monthly	(422,576)	46,769
Hexcel Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,967	Monthly	(129,546)	14,739
HollyFrontier, Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,319	Monthly	(151,385)	(13,798)
Honeywell International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	320	Monthly	(62,522)	4,688
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,116	Monthly	(96,424)	4,307
Hyatt Hotels Corp., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,748	Monthly	(114,780)	15,149
Idex, Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	67	Monthly	(12,475)	980
Intel Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,058	Monthly	(225,268)	(8,310)
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	225	Monthly	(24,834)	1,633
International Business Machines Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,881	Monthly	(343,172)	26,442
Iron Mountain, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,108	Monthly	(374,007)	(3,104)
JM Smucker (The) Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	53	Monthly	(6,170)	159
Johnson & Johnson	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,323	Monthly	(215,832)	(4,099)
Juniper Networks, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,180	Monthly	(273,027)	(6,542)
KB Home	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,146	Monthly	(89,360)	467
Keysight Technologies, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,591	Monthly	(225,281)	8,118
Kilroy Reality Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	260	Monthly	(14,724)	626
Kinder Morgan, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,248	Monthly	(132,641)	6,301
KLA Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	25	Monthly	(7,002)	707
Kohls Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,833	Monthly	(80,766)	(4,495)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	48	Monthly	(1,609)	5
Kroger (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,767	Monthly	(164,464)	(615)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,257	Monthly	(318,013)	9,169
Lear Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	143	Monthly	(21,561)	2,077
Leggett & Platt, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	32	Monthly	(1,312)	100
Leidos Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	62	Monthly	(6,576)	267
LIncoln National Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,221	Monthly	(147,789)	18,010
Lithia Motors, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	540	Monthly	(172,090)	7,425
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Live Nation Entertainment, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	402	Monthly	$(26,713)	$1,238
Loews Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,764	Monthly	(306,357)	8,848
Marriott International, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	221	Monthly	(25,706)	2,956
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	253	Monthly	(72,719)	5,820
Match Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,983	Monthly	(277,356)	20,497
Mattel, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	17,277	Monthly	(313,075)	2,921
MDC Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,149	Monthly	(215,840)	(24,101)
Medical Properties Trust, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,073	Monthly	(233,761)	(93)
Micron Technology, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,930	Monthly	(151,069)	(1,649)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	738	Monthly	(105,982)	974
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,917	Monthly	(196,484)	4,574
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,137	Monthly	(230,576)	9,762
Mosaic (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	67	Monthly	(1,739)	174
Motorola Solutions, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,124	Monthly	(357,272)	13,072
Nasdaq, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	302	Monthly	(40,852)	1,491
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	525	Monthly	(6,500)	1,380
Navient Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,619	Monthly	(142,034)	(4,234)
NCR Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,324	Monthly	(177,618)	18,507
NextEra Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,828	Monthly	(147,835)	2,408
Nielson Holdings PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,923	Monthly	(176,924)	(2,391)
Nordstrom, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,515	Monthly	(230,975)	(7,902)
NVR, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10	Monthly	(44,465)	204
Olin Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,321	Monthly	(222,877)	23,663
PG&E Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	21,134	Monthly	(241,574)	17,106
Phillips 66	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,374	Monthly	(160,965)	7,657
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,213	Monthly	(147,444)	11,166
Post Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	844	Monthly	(80,057)	4,727
Progressive Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,811	Monthly	(164,352)	6,721
Prologis, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	731	Monthly	(75,439)	679
Quanta Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	383	Monthly	(26,992)	2,181
Radian Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,910	Monthly	(228,685)	23,808
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	899	Monthly	(90,849)	8,052
Range Resources Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,092	Monthly	(74,530)	(13,679)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,366	Monthly	(224,623)	9,476
Roper Technologies, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	334	Monthly	(131,313)	11,067
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,272	Monthly	(277,691)	28,904
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	445	Monthly	(98,529)	737
Seagate Technology PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,153	Monthly	(142,357)	2,276
Semiconductor Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,067	Monthly	(105,786)	3,336
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Sempra Energy	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,141	Monthly	$(266,840)	$(9,112)
Sensta Technologies Holding PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	330	Monthly	(17,985)	888
Service Corp., (US) International	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	120	Monthly	(6,052)	327
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1	Monthly	(698)	31
Simon Property Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,390	Monthly	(224,218)	(10,391)
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	17,538	Monthly	(109,792)	(5,842)
Six Flags Entertainment Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	565	Monthly	(19,323)	1,618
Southern Copper Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,683	Monthly	(178,184)	11,200
Southwest Airlines Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,486	Monthly	(65,301)	4,602
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	100	Monthly	(17,349)	468
Starbucks Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	154	Monthly	(14,910)	1,049
Suncor Energy, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,057	Monthly	(134,801)	14,092
Tapestry, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,841	Monthly	(184,702)	15,153
TC Energy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,867	Monthly	(255,585)	(5,726)
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	24,663	Monthly	(450,862)	31,713
TEGNA, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,347	Monthly	(85,716)	(3,105)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,432	Monthly	(114,965)	(1,084)
Tesla, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	130	Monthly	(103,163)	9,302
T-Mobile US, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,623	Monthly	(330,714)	22,773
TransDigm, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	646	Monthly	(357,436)	34,261
Twitter, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,246	Monthly	(164,028)	(572)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,731	Monthly	(100,295)	2,765
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,361	Monthly	(494,336)	37,997
United Rentals North America, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	873	Monthly	(212,159)	14,636
United States Steel Corp.	U.S. Fed Funds + 0.45%	2/8/2023	JPMorgan Chase	2,542	Monthly	(45,149)	11,512
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	624	Monthly	(208,162)	14,944
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	141	Monthly	(17,580)	787
Valero Energy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,362	Monthly	(302,591)	7,258
VICI Properties, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,625	Monthly	(167,488)	2,749
Vornado Realty Trust	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,898	Monthly	(76,473)	(8,021)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,970	Monthly	(149,249)	(14,625)
Waste Connections, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	227	Monthly	(22,363)	1,376
Western Digital Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,125	Monthly	(119,922)	(9,805)
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,225	Monthly	(165,124)	16,850
Xylem, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	168	Monthly	(16,227)	996
Yum Brands, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	242	Monthly	(24,561)	963
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,928	Monthly	(165,119)	4,949
AECOM	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,878	Monthly	(94,092)	6,813
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
American Express Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	788	Monthly	$(92,056)	$4,198
Amgen, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	906	Monthly	(218,743)	3,822
Aptiv PLC	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	263	Monthly	(35,139)	2,405
Aramark Services, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,290	Monthly	(112,818)	7,431
Assurant, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	595	Monthly	(80,608)	2,793
Baker Hughes Co., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,335	Monthly	(46,912)	6,490
Ball Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	9	Monthly	(792)	22
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,554	Monthly	(39,628)	1,351
Baxter International, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,921	Monthly	(224,428)	9,369
Becton Dickinson and Company	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	287	Monthly	(75,136)	(17)
Bed Bath & Beyond, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	181	Monthly	(6,395)	193
Boeing (The) Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,481	Monthly	(287,605)	14,993
Boston Scientific Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	128	Monthly	(4,536)	114
Builders FirstSource, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	983	Monthly	(37,601)	2,574
Campbell Soup	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,189	Monthly	(203,188)	(8,735)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	482	Monthly	(10,884)	1,055
Cardinal Health, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,032	Monthly	(109,183)	3,471
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	68	Monthly	(41,315)	1,450
ConocoPhillips	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,182	Monthly	(87,349)	11,103
D.R. Horton, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	908	Monthly	(69,736)	(4,870)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,005	Monthly	(118,025)	3,660
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	330	Monthly	(17,652)	1,633
Devon Energy Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	10,605	Monthly	(174,565)	32,975
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	172	Monthly	(24,760)	(1,286)
Discovery, Inc., Series A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	5,202	Monthly	(215,474)	(24,249)
Dominion Energy, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	578	Monthly	(42,132)	(420)
Eaton Corp. PLC	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	775	Monthly	(91,221)	4,236
Ecolab, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	288	Monthly	(58,901)	1,801
Edison International	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,082	Monthly	(240,160)	12,394
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,685	Monthly	(106,983)	9,132
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	710	Monthly	(75,866)	(400)
EOG Resources, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	125	Monthly	(6,427)	972
Equity Residential	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	172	Monthly	(10,602)	(9)
Essential Utilities, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	642	Monthly	(29,726)	(97)
Expedia Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,393	Monthly	(421,087)	56,274
FirstEnergy Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	12,316	Monthly	(378,853)	11,195
Global Payments, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,083	Monthly	(191,178)	16,087
Hasbro, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	566	Monthly	(53,105)	1,911
Hess Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,970	Monthly	(106,345)	13,904
Hexcel Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	970	Monthly	(42,352)	4,373
Honeywell International, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	598	Monthly	(116,835)	6,335
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	33,427	Monthly	(452,952)	38,091
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	163	Monthly	$(10,703)	$860
International Business Machines Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,672	Monthly	(199,159)	15,509
Johnson & Johnson	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	813	Monthly	(132,629)	(2,305)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	180	Monthly	(25,487)	845
Kinder Morgan, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	5,549	Monthly	(79,589)	6,365
Kohls Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,075	Monthly	(47,367)	(497)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,318	Monthly	(98,458)	5,005
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	46	Monthly	(3,057)	235
Loews Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	4,623	Monthly	(209,383)	8,777
Marriott International, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	817	Monthly	(95,029)	8,566
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	143	Monthly	(41,109)	2,303
MDC Holdings, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	877	Monthly	(45,623)	(3,518)
Medical Properties Trust, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,806	Monthly	(38,126)	143
Mohawk Industries, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	55	Monthly	(7,898)	295
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,638	Monthly	(90,814)	2,913
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	297	Monthly	(3,677)	704
Navient Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	84	Monthly	(945)	32
Phillips 66	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	544	Monthly	(36,884)	2,142
Post Holdings, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,750	Monthly	(165,993)	6,942
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	25	Monthly	(2,527)	225
Range Resources Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	474	Monthly	(4,366)	469
Raytheon Technologies Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	736	Monthly	(49,115)	1,816
Semiconductor Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	3,780	Monthly	(130,377)	8,387
Sempra Energy	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	824	Monthly	(101,982)	(1,322)
Simon Property Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,587	Monthly	(150,423)	(2,832)
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	13,515	Monthly	(84,607)	(6,220)
Six Flags Entertainment Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	114	Monthly	(3,899)	263
Southern Copper Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,051	Monthly	(69,799)	2,835
Southwest Airlines Co.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	710	Monthly	(31,198)	1,930
Suncor Energy, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,546	Monthly	(42,598)	4,070
Tapestry, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,682	Monthly	(53,187)	3,362
TEGNA, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	11,634	Monthly	(186,499)	(13,152)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	471	Monthly	(22,265)	51
Tesla, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	329	Monthly	(261,080)	10,726
T-Mobile US, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	112	Monthly	(14,121)	134
Trimble, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,407	Monthly	(92,740)	4,991
Twitter, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,496	Monthly	(126,127)	(13,357)
United Rentals North America, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,025	Monthly	(249,094)	12,425
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
United States Steel Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	2,259	Monthly	$(40,121)	$7,047
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	347	Monthly	(115,756)	6,145
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	208	Monthly	(25,934)	1,621
Valero Energy Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,860	Monthly	(104,963)	3,475
VICI Properties, Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	270	Monthly	(6,826)	(33)
Vornado Realty Trust	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,658	Monthly	(66,803)	(2,870)
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	323	Monthly	(23,971)	2,483
Total (Cost $43,889,871)				931,918		$(42,306,701)	$1,583,170

Interest Rate Swap Contracts outstanding at January 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.76% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/11/2026	MXN	4,590,000	$203	$—	$203
(0.42)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	480,000	(333)	—	(333)
(0.43)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	180,000	(46)	—	(46)
(0.44)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	1,060,000	491	—	491
(0.45)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	1,200,000	1,115	—	1,115
(0.46)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	100,000	163	—	163
(0.47)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	80,000	195	—	195
0.10% (Annually)	3M SEK STBOR (Quarterly)	3/17/2026	SEK	690,000	148	—	148
0.12% (Annually)	3M SEK STBOR (Quarterly)	3/17/2026	SEK	2,140,000	204	—	204
0.15% (Annually)	3M SEK STBOR (Quarterly)	3/17/2026	SEK	1,670,000	(104)	—	(104)
0.19% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	70,000	566	—	566
0.20% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	70,000	482	—	482
0.22% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	90,000	503	—	503
0.23% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	70,000	357	—	357
0.24% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	130,000	606	—	606
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.25% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	190,000	$688	$—	$688
0.26% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	410,000	1,270	—	1,270
0.27% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	1,740,000	4,463	(24)	4,487
0.28% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	120,000	183	—	183
0.29% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	230,000	191	83	108
0.30% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	80,000	(8)	—	(8)
0.31% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	140,000	(42)	—	(42)
0.43% (Semi-Annually)	6M ASX BBSW (Semi-Annually)	3/17/2026	AUD	260,000	15	—	15
0.54% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	1,020,000	2,359	—	2,359
0.60% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	43,329	3	—	3
0.61% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	86,671	(10)	—	(10)
3M CAD CIDOR (Quarterly)	0.91% (Semi-Annually)	3/17/2026	CAD	1,020,000	(230)	—	(230)
3M CAD CIDOR (Quarterly)	0.90% (Semi-Annually)	3/17/2026	CAD	160,000	(114)	—	(114)
3M CAD CIDOR (Quarterly)	0.89% (Semi-Annually)	3/17/2026	CAD	130,000	(107)	—	(107)
3M HKD HIBOR (Quarterly)	0.57% (Quarterly)	3/17/2026	HKD	11,570,000	1,345	—	1,345
3M HKD HIBOR (Quarterly)	0.53% (Quarterly)	3/17/2026	HKD	2,910,000	(378)	—	(378)
3M HKD HIBOR (Quarterly)	0.63% (Quarterly)	3/17/2026	HKD	1,350,000	681	—	681
3M HKD HIBOR (Quarterly)	0.62% (Quarterly)	3/17/2026	HKD	770,000	347	—	347
3M HKD HIBOR (Quarterly)	0.58% (Quarterly)	3/17/2026	HKD	740,000	143	—	143
3M HKD HIBOR (Quarterly)	0.60% (Quarterly)	3/17/2026	HKD	690,000	213	—	213
3M HKD HIBOR (Quarterly)	0.61% (Quarterly)	3/17/2026	HKD	620,000	239	—	239
3M USD LIBOR (Quarterly)	0.52% (Semi-Annually)	3/17/2026	USD	200,000	(443)	—	(443)
3M USD LIBOR (Quarterly)	0.56% (Semi-Annually)	3/17/2026	USD	190,000	(52)	—	(52)
3M USD LIBOR (Quarterly)	0.55% (Semi-Annually)	3/17/2026	USD	180,000	(157)	—	(157)
3M USD LIBOR (Quarterly)	0.54% (Semi-Annually)	3/17/2026	USD	180,000	(228)	—	(228)
4.93% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/17/2026	ZAR	6,740,000	1,900	—	1,900
4.98% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/17/2026	ZAR	6,330,000	856	—	856
5.00% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/17/2026	ZAR	1,750,000	161	—	161
5.01% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/17/2026	ZAR	2,370,000	131	—	131
5.04% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/17/2026	ZAR	3,630,000	(89)	—	(89)
6M ASX BBSW (Semi-Annually)	0.45% (Semi-Annually)	3/17/2026	AUD	2,670,000	(3,579)	—	(3,579)
6M ASX BBSW (Semi-Annually)	0.43% (Semi-Annually)	3/17/2026	AUD	460,000	(971)	—	(971)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M ASX BBSW (Semi-Annually)	0.42% (Semi-Annually)	3/17/2026	AUD	190,000	$(495)	$—	$(495)
6M ASX BBSW (Semi-Annually)	0.44% (Semi-Annually)	3/17/2026	AUD	140,000	(261)	—	(261)
6M ASX BBSW (Semi-Annually)	0.46% (Semi-Annually)	3/17/2026	AUD	90,000	(113)	—	(113)
6M ASX BBSW (Semi-Annually)	0.41% (Semi-Annually)	3/17/2026	AUD	40,000	(122)	—	(122)
6M PLN WIBOR (Semi-Annually)	0.70% (Annually)	3/17/2026	PLN	730,000	(429)	—	(429)
6M PLN WIBOR (Semi-Annually)	0.66% (Annually)	3/17/2026	PLN	430,000	(471)	—	(471)
Total				63,220,000	$11,439	$59	$11,380

Interest Rate Swap Contracts outstanding at January 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M KRW KWCDC (Quarterly)	1.16% (Quarterly)	Bank of America	3/17/2026	KRW	995,140,000	$24	$—	$24
3M KRW KWCDC (Quarterly)	1.00% (Quarterly)	Citibank	3/17/2026	KRW	503,130,000	(3,350)	—	(3,350)
3M KRW KWCDC (Quarterly)	1.19% (Quarterly)	Citibank	3/17/2026	KRW	212,600,000	343	—	343
3M KRW KWCDC (Quarterly)	0.99% (Quarterly)	Bank of America	3/17/2026	KRW	89,900,000	(667)	—	(667)
3M KRW KWCDC (Quarterly)	1.05% (Quarterly)	Citibank	3/17/2026	KRW	72,565,000	(325)	—	(325)
3M KRW KWCDC (Quarterly)	1.06% (Quarterly)	JPMorgan Chase	3/17/2026	KRW	72,565,000	(301)	—	(301)
3M KRW KWCDC (Quarterly)	0.92% (Quarterly)	Bank of America	3/17/2026	KRW	50,670,000	(519)	—	(519)
Total					1,996,570,000	$(4,795)	$—	$(4,795)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2021: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Investment Grade Index Series 35 (Pay Quarterly)	3.16%	5.00%	12/20/2025	USD	1,134,500	$98,797	$93,720	$5,077
Markit iTraxx Europe Crossover Index Series 34 (Pay Quarterly)	2.70%	5.00%	12/20/2025	EUR	279,225	36,392	37,424	(1,032)
Total					1,413,725	$135,189	$131,144	$4,045

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$22,239,042	$—	$22,239,042
Common Stocks	63,845,063	9,521,994	—	73,367,057
Convertible Preferred Stocks	2,474,002	2,073,221	—	4,547,223
Convertible Bonds	—	68,545,822	—	68,545,822
Corporate Bonds	—	40,290,889	—	40,290,889
Foreign Issuer Bonds	—	6,539,264	—	6,539,264
Mortgage-Backed Securities	—	45,819,576	—	45,819,576
Short-Term Investments	22,311,911	—	—	22,311,911
Rights	—	—*	53,232	53,232
Purchased Options	22,637	—	—	22,637
Total Assets – Investments at value	$88,653,613	$195,029,808	$53,232	$283,736,653
Liabilities:
Common Stocks	$(50,768,497)	$(1,901,264)	$—	$(52,669,761)
Investment Companies	(296,079)	—	—	(296,079)
Total Liabilities – Investments at value	$(51,064,576)	$(1,901,264)	$—	$(52,965,840)
Net Investments	$37,589,037	$193,128,544	$53,232	$230,770,813

*Amount rounds to less than one dollar.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$60,829	$—	$—	$60,829
Forward foreign currency exchange contracts	—	35,682	—	35,682
Contracts for difference	—	43,481,449	—	43,481,449
Swap agreements at fair value	—	155,777	—	155,777
Total Assets - Derivative Financial Instruments	$60,829	$43,672,908	$—	$43,733,737
Liabilities:
Futures contracts	$(71,726)	$—	$—	$(71,726)
Forward foreign currency exchange contracts	—	(176,241)	—	(176,241)
Written Options	(108,577)	—	—	(108,577)
Contracts for difference	—	(42,306,701)	—	(42,306,701)
Swap agreements at fair value	—	(13,944)	—	(13,944)
Total Liabilities - Derivative Financial Instruments	$(180,303)	$(42,496,886)	$—	$(42,677,189)
Net Derivative Financial Instruments	$(119,474)	$1,176,022	$—	$1,056,548
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management LLC (“MIM”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.
Recently Adopted Accounting Pronouncement: On March 30, 2017, the FASB issued Accounting Standard Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on callable debt security within its scope to the earliest call date. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund-level income tax liability under the Internal Revenue Code.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate a Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Morningstar Funds Trust    January 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value ("NAV").
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act of 1993, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund at January 31, 2021 are disclosed in the Schedules of Investments.
Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any

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interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price).

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4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.
Generally, investments for which market quotations are readily available will be valued at a current market price or, in the absence of a market price, at fair value as determined in good faith by MIM’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees ("the Board") of Morningstar Funds Trust. Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the Counter ("OTC") securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.
The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar

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values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.
To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.
All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price) and is therefore classified Level 2.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

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Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by MIM in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
•  Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

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•  Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs
•  Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
5. Financial Derivative Instruments
Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP.
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. Dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
The successful use of these transactions will usually depend on MIM’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

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Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to

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Notes to Schedules of Investments (continued)
recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest rate caps and floors: Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or "cap." Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or "floor." The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by difference between the interest rate index current value at the time the cap was entered into.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated

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price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at

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the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.
Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has

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paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of Commodity Futures Trading Commission ("CFTC") regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When a Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, a Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully

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Notes to Schedules of Investments (continued)
anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation).
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates.
Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to

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Notes to Schedules of Investments (continued)
a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The credit default contracts are marked to market daily.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default contracts outstanding, including their respective notional amounts at year end, if any, are listed after each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that

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Notes to Schedules of Investments (continued)
the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
6. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.